UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2007

Date of reporting period: 06/30/2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2007

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

Class A Shares

Class B Shares

Legacy Class A Shares

Legacy Class B Shares

Institutional Shares

Class R-1, R-2 and R-3 Shares

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Electronic Document Delivery*.

.

Table of Contents
Message to Shareholders	1	Master Investment Portfolio

Portfolio Summary	2	Schedule of Investments

Expense Example	7	S&P 500 Index Master Portfolio	160

Board Approval of Investment Advisory Agreements Schedule of Investments	16	LifePath Retirement Master Portfolio	168
		LifePath 2010 Master Portfolio	169

State Farm Equity Fund	19	LifePath 2020 Master Portfolio	170

State Farm Small/Mid Cap Equity Fund	21	LifePath 2030 Master Portfolio	171

State Farm International Equity Fund	24	LifePath 2040 Master Portfolio	172

State Farm Small Cap Index Fund	28	Active Stock Master Portfolio	173

State Farm International Index Fund	48	CoreAlpha Bond Master Portfolio	178

State Farm Equity and Bond Fund	61	Portfolio Allocations	191

State Farm Bond Fund	62	Financial Statements

State Farm Tax Advantaged Bond Fund	70	Statements of Assets and Liabilities	192

State Farm Money Market Fund	76	Statements of Operations	195

Financial Statements		Statements of Changes in Net Assets	198

Statements of Assets and Liabilities	78	Notes to Financial Statements	203

Statements of Operations	82	Board Review and Approval of Investment Advisory Contracts	214
Statements of Changes in Net Assets	84

Notes to Financial Statements	90

Financial Highlights	114

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Securities Products Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the “Trust”).

The Trust offers Class A, Class B, Legacy Class A, Legacy Class B, Class R-1, Class R-2, Class R-3, and/or Institutional shares for fifteen separate funds through three prospectuses, one for Class A, Class B, Legacy Class A and Legacy Class B shares, one for Class R shares, and another for Institutional shares.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Distributor: State Farm VP Management Corp.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2007 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Funds you own. We encourage your review and consideration of this entire report.

Market Review

Domestic equity and bond markets produced positive total returns during the time period of January 1, 2007 through June 30, 2007, supported by corporate profits and indications of contained inflation from the Federal Reserve. However, the advance in both the domestic large cap and small cap equity markets (as represented by the S&P 500® Index and Russell 2000® Index, respectively) were interrupted by brief, but sizable downturns of about 5.2% and 7.7%, respectively, from February 27 to March 5 before ending the period on an up note. Year-to-date through June 30, 2007, the S&P 500® Index returned 6.96% while the Russell 2000® Index returned 6.45%. During the same timeframe, international equity markets provided a return of 10.74%, as measured by the MSCI EAFE® Free Index. Among fixed income markets, the Lehman Brothers U.S. Aggregate Bond Index returned 0.98% year-to-date through June 30, 2007 while the Lehman Brothers Municipal Bond Index posted a return of 0.14% for the same time period1.

Look for detailed discussion of factors that impacted the performance of the Funds during 2007 in the State Farm Mutual Fund Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials. Please consider signing up for electronic delivery today by going on statefarm.com®, contacting the State Farm Securities Response Center at 1-800-447-4930, or visiting your Registered State Farm Agent for assistance.

Thank you for your continued investment with State Farm Mutual Funds.

Sincerely,

Phillip G. Hawkins

Vice President

State Farm Investment Management Corp.

[1]

Source: All index performance information as of 6/30/2007 was obtained from Morningstar Principia. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a maturity of at least one year. It is not possible to invest directly in an index. The stocks of small companies are more volatile than the stocks of larger, more established companies. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

S&P 500 Index Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets in the Master Portfolio as of June 30, 2007. Please refer to the Schedule of Investments for the Master Portfolio later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services. Percentages are based on total investments as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes Advanced Refund Bonds
***	Two securities were not rated by Moody’s. One security, representing 2.45% of total investments, was rated AAA by S&P and one security, representing 0.95% of total investments, was rated AA+ by S&P.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2007. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Income Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2007. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2010 Fund

LifePath 2010 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2007. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2007. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2007. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2007. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,069.64	1.17%	$6.00
Class B Shares	$1,000.00	$1,064.99	1.87%	$9.57
Legacy Class A Shares	$1,000.00	$1,068.66	1.17%	$6.00
Legacy Class B Shares	$1,000.00	$1,066.89	1.57%	$8.05
Institutional Shares	$1,000.00	$1,070.62	0.92%	$4.72
Class R-1 Shares	$1,000.00	$1,067.43	1.49%	$7.64
Class R-2 Shares	$1,000.00	$1,068.49	1.29%	$6.62
Class R-3 Shares	$1,000.00	$1,070.70	0.99%	$5.08

State Farm Equity Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class B Shares	$1,000.00	$1,015.52	1.87%	$9.35
Legacy Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Legacy Class B Shares	$1,000.00	$1,017.01	1.57%	$7.85
Institutional Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-1 Shares	$1,000.00	$1,017.41	1.49%	$7.45
Class R-2 Shares	$1,000.00	$1,018.40	1.29%	$6.46
Class R-3 Shares	$1,000.00	$1,019.89	0.99%	$4.96

State Farm Small/Mid Cap Equity Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,179.63	1.40%	$7.57
Class B Shares	$1,000.00	$1,174.88	2.10%	$11.32
Legacy Class A Shares	$1,000.00	$1,178.57	1.40%	$7.56
Legacy Class B Shares	$1,000.00	$1,176.64	1.80%	$9.71
Institutional Shares	$1,000.00	$1,180.06	1.15%	$6.22
Class R-1 Shares	$1,000.00	$1,177.63	1.72%	$9.29
Class R-2 Shares	$1,000.00	$1,178.50	1.52%	$8.21
Class R-3 Shares	$1,000.00	$1,180.89	1.22%	$6.60
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49
Legacy Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11

State Farm International Equity Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,100.32	1.50%	$7.81
Class B Shares	$1,000.00	$1,096.31	2.20%	$11.43
Legacy Class A Shares	$1,000.00	$1,099.68	1.50%	$7.81
Legacy Class B Shares	$1,000.00	$1,097.68	1.90%	$9.88
Institutional Shares	$1,000.00	$1,100.96	1.25%	$6.51
Class R-1 Shares	$1,000.00	$1,098.72	1.82%	$9.47
Class R-2 Shares	$1,000.00	$1,099.28	1.62%	$8.43
Class R-3 Shares	$1,000.00	$1,100.96	1.32%	$6.88

State Farm International Equity Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,013.88	2.20%	$10.99
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

State Farm S&P 500 Index Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,065.00	0.77%	$3.94
Class B Shares	$1,000.00	$1,062.21	1.47%	$7.52
Legacy Class A Shares	$1,000.00	$1,065.99	0.77%	$3.94
Legacy Class B Shares	$1,000.00	$1,064.19	1.17%	$5.99
Institutional Shares	$1,000.00	$1,066.73	0.52%	$2.66
Class R-1 Shares	$1,000.00	$1,063.20	1.09%	$5.58
Class R-2 Shares	$1,000.00	$1,065.12	0.89%	$4.56
Class R-3 Shares	$1,000.00	$1,066.73	0.59%	$3.02
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.98	0.77%	$3.86
Class B Shares	$1,000.00	$1,017.50	1.47%	$7.35
Legacy Class A Shares	$1,000.00	$1,020.98	0.77%	$3.86
Legacy Class B Shares	$1,000.00	$1,018.99	1.17%	$5.86
Institutional Shares	$1,000.00	$1,022.22	0.52%	$2.61
Class R-1 Shares	$1,000.00	$1,019.39	1.09%	$5.46
Class R-2 Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class R-3 Shares	$1,000.00	$1,021.87	0.59%	$2.96

State Farm Small Cap Index Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,058.66	0.95%	$4.85
Class B Shares	$1,000.00	$1,055.98	1.65%	$8.41
Legacy Class A Shares	$1,000.00	$1,059.28	0.95%	$4.85
Legacy Class B Shares	$1,000.00	$1,057.18	1.35%	$6.89
Institutional Shares	$1,000.00	$1,060.01	0.70%	$3.58
Class R-1 Shares	$1,000.00	$1,058.20	1.27%	$6.48
Class R-2 Shares	$1,000.00	$1,058.70	1.07%	$5.46
Class R-3 Shares	$1,000.00	$1,060.71	0.77%	$3.93

State Farm Small Cap Index Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,016.61	1.65%	$8.25
Legacy Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm International Index Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,099.50	1.15%	$5.99
Class B Shares	$1,000.00	$1,095.89	1.85%	$9.61
Legacy Class A Shares	$1,000.00	$1,099.71	1.15%	$5.99
Legacy Class B Shares	$1,000.00	$1,097.47	1.55%	$8.06
Institutional Shares	$1,000.00	$1,101.59	0.90%	$4.69
Class R-1 Shares	$1,000.00	$1,098.05	1.47%	$7.65
Class R-2 Shares	$1,000.00	$1,099.50	1.27%	$6.61
Class R-3 Shares	$1,000.00	$1,100.79	0.97%	$5.05
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class B Shares	$1,000.00	$1,015.62	1.85%	$9.25
Legacy Class A Shares	$1,000.00	$1,019.09	1.15%	$5.76
Legacy Class B Shares	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-1 Shares	$1,000.00	$1,017.50	1.47%	$7.35
Class R-2 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-3 Shares	$1,000.00	$1,019.98	0.97%	$4.86

State Farm Equity and Bond Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[3]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,044.50	0.98%	$4.97
Class B Shares	$1,000.00	$1,041.00	1.68%	$8.50
Legacy Class A Shares	$1,000.00	$1,045.07	0.98%	$4.97
Legacy Class B Shares	$1,000.00	$1,043.14	1.38%	$6.99
Institutional Shares	$1,000.00	$1,045.60	0.73%	$3.70
Class R-1 Shares	$1,000.00	$1,043.68	1.30%	$6.59
Class R-2 Shares	$1,000.00	$1,045.25	1.10%	$5.58
Class R-3 Shares	$1,000.00	$1,046.62	0.80%	$4.06

State Farm Equity and Bond Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[3]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class B Shares	$1,000.00	$1,016.46	1.68%	$8.40
Legacy Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Legacy Class B Shares	$1,000.00	$1,017.95	1.38%	$6.90
Institutional Shares	$1,000.00	$1,021.17	0.73%	$3.66
Class R-1 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-2 Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class R-3 Shares	$1,000.00	$1,020.83	0.80%	$4.01

State Farm Bond Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,008.84	0.70%	$3.49
Class B Shares	$1,000.00	$1,005.91	1.10%	$5.47
Legacy Class A Shares	$1,000.00	$1,008.86	0.70%	$3.49
Legacy Class B Shares	$1,000.00	$1,005.92	1.10%	$5.47
Institutional Shares	$1,000.00	$1,009.12	0.45%	$2.24
Class R-1 Shares	$1,000.00	$1,007.29	1.02%	$5.08
Class R-2 Shares	$1,000.00	$1,007.28	0.82%	$4.08
Class R-3 Shares	$1,000.00	$1,008.77	0.52%	$2.59
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Legacy Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Institutional Shares	$1,000.00	$1,022.56	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,019.74	1.02%	$5.11
Class R-2 Shares	$1,000.00	$1,020.73	0.82%	$4.11
Class R-3 Shares	$1,000.00	$1,022.22	0.52%	$2.61

State Farm Tax Advantaged Bond Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,000.99	0.70%	$3.47
Class B Shares	$1,000.00	$999.07	1.10%	$5.45
Legacy Class A Shares	$1,000.00	$1,001.93	0.70%	$3.47
Legacy Class B Shares	$1,000.00	$999.96	1.10%	$5.45
Institutional Shares	$1,000.00	$1,003.17	0.45%	$2.24

State Farm Tax Advantaged Bond Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Legacy Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Institutional Shares	$1,000.00	$1,022.56	0.45%	$2.26

State Farm Money Market Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,023.42	0.60%	$3.01
Class B Shares	$1,000.00	$1,021.41	1.00%	$5.01
Legacy Class A Shares	$1,000.00	$1,023.44	0.60%	$3.01
Legacy Class B Shares	$1,000.00	$1,021.45	1.00%	$5.01
Institutional Shares	$1,000.00	$1,024.14	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,021.81	0.92%	$4.61
Class R-2 Shares	$1,000.00	$1,022.81	0.72%	$3.61
Class R-3 Shares	$1,000.00	$1,023.81	0.52%	$2.61
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Class B Shares	$1,000.00	$1,019.84	1.00%	$5.01
Legacy Class A Shares	$1,000.00	$1,021.82	0.60%	$3.01
Legacy Class B Shares	$1,000.00	$1,019.84	1.00%	$5.01
Institutional Shares	$1,000.00	$1,022.56	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Class R-3 Shares	$1,000.00	$1,022.22	0.52%	$2.61

State Farm LifePath Income Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,024.46	1.21%	$6.07
Class B Shares	$1,000.00	$1,022.24	1.91%	$9.58
Legacy Class A Shares	$1,000.00	$1,025.43	1.21%	$6.08
Legacy Class B Shares	$1,000.00	$1,023.37	1.61%	$8.08
Institutional Shares	$1,000.00	$1,025.89	0.96%	$4.82
Class R-1 Shares	$1,000.00	$1,023.53	1.53%	$7.68
Class R-2 Shares	$1,000.00	$1,024.15	1.33%	$6.67
Class R-3 Shares	$1,000.00	$1,025.57	1.04%	$5.22

State Farm LifePath Income Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class B Shares	$1,000.00	$1,015.32	1.91%	$9.54
Legacy Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Legacy Class B Shares	$1,000.00	$1,016.81	1.61%	$8.05
Institutional Shares	$1,000.00	$1,020.03	0.96%	$4.81
Class R-1 Shares	$1,000.00	$1,017.21	1.53%	$7.65
Class R-2 Shares	$1,000.00	$1,018.20	1.33%	$6.66
Class R-3 Shares	$1,000.00	$1,019.64	1.04%	$5.21

State Farm LifePath 2010 Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007 [1]
Actual
Class A Shares	$1,000.00	$1,029.23	1.16%	$5.84
Class B Shares	$1,000.00	$1,024.58	1.86%	$9.34
Legacy Class A Shares	$1,000.00	$1,028.64	1.16%	$5.83
Legacy Class B Shares	$1,000.00	$1,027.13	1.57%	$7.89
Institutional Shares	$1,000.00	$1,030.06	0.91%	$4.58
Class R-1 Shares	$1,000.00	$1,027.05	1.50%	$7.54
Class R-2 Shares	$1,000.00	$1,028.53	1.29%	$6.49
Class R-3 Shares	$1,000.00	$1,029.30	0.99%	$4.98
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class B Shares	$1,000.00	$1,015.57	1.86%	$9.30
Legacy Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Legacy Class B Shares	$1,000.00	$1,017.01	1.57%	$7.85
Institutional Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.40	1.29%	$6.46
Class R-3 Shares	$1,000.00	$1,019.89	0.99%	$4.96

State Farm LifePath 2020 Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,038.63	1.14%	$5.76
Class B Shares	$1,000.00	$1,035.87	1.84%	$9.29
Legacy Class A Shares	$1,000.00	$1,038.18	1.14%	$5.76
Legacy Class B Shares	$1,000.00	$1,036.82	1.54%	$7.78
Institutional Shares	$1,000.00	$1,039.34	0.89%	$4.50
Class R-1 Shares	$1,000.00	$1,036.64	1.46%	$7.37
Class R-2 Shares	$1,000.00	$1,038.02	1.26%	$6.37
Class R-3 Shares	$1,000.00	$1,039.54	0.96%	$4.85

State Farm LifePath 2020 Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class B Shares	$1,000.00	$1,015.67	1.84%	$9.20
Legacy Class A Shares	$1,000.00	$1,019.14	1.14%	$5.71
Legacy Class B Shares	$1,000.00	$1,017.16	1.54%	$7.70
Institutional Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class R-1 Shares	$1,000.00	$1,017.55	1.46%	$7.30
Class R-2 Shares	$1,000.00	$1,018.55	1.26%	$6.31
Class R-3 Shares	$1,000.00	$1,020.03	0.96%	$4.81
State Farm LifePath 2030 Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,046.28	1.13%	$5.73
Class B Shares	$1,000.00	$1,043.65	1.83%	$9.27
Legacy Class A Shares	$1,000.00	$1,045.76	1.13%	$5.73
Legacy Class B Shares	$1,000.00	$1,043.95	1.53%	$7.75
Institutional Shares	$1,000.00	$1,046.89	0.88%	$4.47
Class R-1 Shares	$1,000.00	$1,044.44	1.45%	$7.35
Class R-2 Shares	$1,000.00	$1,045.67	1.25%	$6.34
Class R-3 Shares	$1,000.00	$1,046.98	0.95%	$4.82
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class B Shares	$1,000.00	$1,015.72	1.83%	$9.15
Legacy Class A Shares	$1,000.00	$1,019.19	1.13%	$5.66
Legacy Class B Shares	$1,000.00	$1,017.21	1.53%	$7.65
Institutional Shares	$1,000.00	$1,020.43	0.88%	$4.41
Class R-1 Shares	$1,000.00	$1,017.60	1.45%	$7.25
Class R-2 Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-3 Shares	$1,000.00	$1,020.08	0.95%	$4.76

State Farm LifePath 2040 Fund
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Actual
Class A Shares	$1,000.00	$1,051.83	1.14%	$5.80
Class B Shares	$1,000.00	$1,048.07	1.84%	$9.34
Legacy Class A Shares	$1,000.00	$1,051.96	1.14%	$5.80
Legacy Class B Shares	$1,000.00	$1,050.19	1.54%	$7.83
Institutional Shares	$1,000.00	$1,053.63	0.89%	$4.53
Class R-1 Shares	$1,000.00	$1,050.16	1.46%	$7.42
Class R-2 Shares	$1,000.00	$1,051.87	1.26%	$6.41
Class R-3 Shares	$1,000.00	$1,052.40	0.96%	$4.89

State Farm LifePath 2040 Fund (Continued)
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Period January 1, 2007 to June 30, 2007[2]	Expenses Paid During Period January 1, 2007 to June 30, 2007[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class B Shares	$1,000.00	$1,015.67	1.84%	$9.20
Legacy Class A Shares	$1,000.00	$1,019.14	1.14%	$5.71
Legacy Class B Shares	$1,000.00	$1,017.16	1.54%	$7.70
Institutional Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class R-1 Shares	$1,000.00	$1,017.55	1.46%	$7.30
Class R-2 Shares	$1,000.00	$1,018.55	1.26%	$6.31
Class R-3 Shares	$1,000.00	$1,020.03	0.96%	$4.81

[1]	Expenses are equal to the Fund's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Ratio reflects the expenses of both the fund and its corresponding Master Portfolio.

[3]

Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year. Refer to the State Farm Equity and Bond Fund's Schedule of Investments for the ratio as of June 30, 2007.

Board Approval of Investment Advisory Agreements

Board Review of the Continuation of the Investment Advisory Agreement and Continuation of the Investment Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 15, 2007, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), including an amendment to such contract to provide that Mutual Fund Trust will pay investment advisory and management services fees to SFIMC on a monthly, rather than quarterly, basis, (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Capital Guardian Trust Company (“Capital Guardian”), which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement,” (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, N.A. (“Northern Trust Investments”), which agreement will be referred to as the “Northern Trust Investments Sub-Advisory Agreement,” (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”), which agreement will be referred to as the “Bridgeway Sub-Advisory Agreement,” and (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”), which agreement will be referred to as the “Rainier Sub-Advisory Agreement.” Together the Capital Guardian, Northern Trust Investments, Bridgeway and Rainier Sub-Advisory Agreements will be referred to as the “Sub-Advisory Agreements.”

Capital Guardian serves as the investment sub-adviser to Mutual Fund Trust’s State Farm Equity Fund and State Farm International Equity Fund (collectively, the “Capital Guardian Sub-Advised Equity Funds”). In this role, Capital Guardian is primarily responsible for the day-to-day management of the investments of the Capital Guardian Sub-Advised Equity Funds. Northern Trust Investments serves as investment sub-adviser to Mutual Fund Trust’s State Farm Small Cap Index Fund and State Farm International Index Fund. In this role, Northern Trust Investments is primarily responsible for the day-to-day management of the investments of these funds. Bridgeway and Rainier serve as the co-investment sub-advisers to Mutual Fund Trust’s State Farm Small/Mid Cap Equity Fund (“Small/Mid Cap Equity Fund”). In this role, Bridgeway and Rainier are primarily responsible for the day-to-day management of the investments of the Small/Mid Cap Equity Fund.

Prior to the June 15, 2007 meeting, independent legal counsel to the Independent Trustees had sent to SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier provided materials to the Board responding to those requests prior to the meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Board also received a report prepared by Morningstar, Inc., an independent fund tracking organization, (the “Morningstar Report”) relating to the performance and expenses of the fifteen series of Mutual Fund Trust (each a “Fund” and collectively the “Funds”) prior to the June 15th meeting. In addition, the Board received and reviewed a memorandum from the legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering whether to approve continuation of the agreements.

The Independent Trustees of Mutual Fund Trust also had conducted a preliminary review of all this material on May 29, 2007 at a separate meeting, during which SFIMC management expanded on those materials, responded to specific questions from the Independent Trustees and was asked by the Independent Trustees to prepare enhanced written materials related to continuing the Advisory Agreement and the Sub-Advisory Agreements. SFIMC management provided the requested enhanced written materials to the Board prior to the Board’s June 15th meeting. As part of the Board’s consideration of whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements, the Independent Trustees met outside the presence of SFIMC management and were advised by independent legal counsel.

Investment Performance

The Board considered each Fund’s performance. Among other things, the Board examined the year-to-date, one-, three-, and five-year (if applicable) performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board considered that the performance of the State Farm S&P 500 Index Fund, the State Farm Small Cap Index Fund and the State Farm International Index Fund closely matched the performance of each of those Fund’s benchmark index, net of fees. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Capital Guardian Sub-Advised Equity Funds. The Board reviewed each Fund’s performance compared to benchmarks, an index and to the performance of Peer Funds. The Board determined to closely monitor the performance of the Funds under Capital Guardian’s management, including particularly the State Farm International Equity Fund, and requested that at the Board’s next regularly scheduled meeting SFIMC provide an action plan to address that Fund’s performance. After extensive discussion of this information, the Board concluded that the performance of the Capital Guardian Sub-Advised Equity Funds was acceptable.

The Board reviewed the performance of the State Farm Bond Fund, the State Farm Money Market Fund, the State Farm Equity and Bond Fund and the State Farm Tax Advantaged Bond Fund. Regarding the performance of the State Farm Bond Fund and the bond portion of the State Farm Equity and Bond Fund, the Board noted that they had been advised that the management of those portfolios has been effected in a conservative fashion, and therefore relative performance has lagged over the three- and five-year periods ended March 31, 2007. The Board further considered the information contained in the Morningstar Report relating to the overall performance of those Funds, including against each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds, and concluded that the performance of those Funds was acceptable.

The Board reviewed the performance of the State Farm LifePath Income, State Farm LifePath 2010, State Farm LifePath 2020, State Farm LifePath 2030 and State Farm LifePath 2040 Funds (collectively the “LifePath Funds”) for the one- and three-year periods ended March 31, 2007. The Board considered each LifePath Fund’s performance compared to a benchmark, a custom blended benchmark and compared to Peer Funds. The Board noted that, due to the nature of each LifePath Fund, the benchmark indexes for each LifePath Fund was not as well defined as the benchmark indexes for the other Funds. After extensively reviewing all the performance information, the Board concluded that the LifePath Funds’ performance was acceptable.

The Board reviewed the performance of the Small/Mid Cap Equity Fund. Bridgeway and Rainier began sub-advising this Fund effective December 1, 2006. SFIMC informed the Board that this Fund had performed relatively well since December 1, 2006. The Board also reviewed the Fund’s performance as compared to the Fund’s benchmarks and as compared to the performance the Fund’s Peer Funds. After extensive discussion of this and other information, the Board concluded that the investment performance of the Small/Mid Cap Equity Fund over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. The Board noted that each Fund’s expense structure and overall fees were acceptable. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the effect, if any, on shareholders that would result from the proposal to change SFIMC’s fee payment schedule to a monthly basis. The Board concluded that the advisory and sub-advisory fees (including pursuant to the proposed revised payment schedule), which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable and appropriate for the shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at these organizations, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust.

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within Mutual Fund Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size.

The Board next discussed whether SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC, Capital Guardian, Northern Trust Investments, Bridgeway and Rainier, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the continuation of the Advisory Agreement and the Sub-Advisory Agreements for all Funds through June 30, 2008.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (97.00%)
Consumer Discretionary (6.61%)
Carnival Corp.	40,800	$1,989,816
CBS Corp. Class B	48,400	1,612,688
Fortune Brands Inc.	21,800	1,795,666
General Motors Corp.	54,900	2,075,220
Jarden Corp. (a)	170,600	7,337,506
Johnson Controls Inc.	32,000	3,704,640
Leggett & Platt Inc.	51,200	1,128,960
McDonald’s Corp.	29,700	1,507,572
Time Warner Cable Inc. Class A (a)	42,700	1,672,559

		22,824,627

Consumer Staples (10.32%)
Altria Group Inc.	93,900	6,586,146
Avon Products Inc.	67,100	2,465,925
General Mills Inc.	41,000	2,395,220
Kraft Foods Inc. Class A	310,021	10,928,240
Loews Corp. Carolina Group	6,700	517,709
Sara Lee Corp.	469,600	8,171,040
Unilever NV New York Shares	147,900	4,587,858

		35,652,138

Energy (8.26%)
Chevron Corp.	21,800	1,836,432
ConocoPhillips	46,800	3,673,800
Exxon Mobil Corp.	31,000	2,600,280
Royal Dutch Shell PLC ADR Class A	61,000	4,953,200
Royal Dutch Shell PLC ADR Class B	55,300	4,609,255
Spectra Energy Corp.	60,700	1,575,772
Transocean Inc. (a)	52,200	5,532,156
Weatherford International Ltd. (a)	67,800	3,745,272

		28,526,167

Financials (35.88%)
Ambac Financial Group Inc.	16,200	1,412,478
American Capital Strategies Ltd.	90,600	3,852,312
American International Group Inc.	107,700	7,542,231
AmeriCredit Corp. (a)	93,800	2,490,390
Berkshire Hathaway Inc. Class A (a)	24	2,627,400
Capital One Financial Corp.	63,900	5,012,316
Compass Bancshares Inc.	2,600	179,348
Douglas Emmett Inc.	104,200	2,577,908
Fifth Third Bancorp	108,400	4,311,068
General Growth Properties Inc.	69,500	3,680,025
Goldman Sachs Group Inc.	9,000	1,950,750
Hartford Financial Services Group Inc.	12,000	1,182,120
Host Hotels & Resorts Inc.	96,100	2,221,832
Hudson City Bancorp Inc.	355,300	4,341,766
IndyMac Bancorp Inc.	144,700	4,220,899
JPMorgan Chase & Co.	208,800	10,116,360
Lehman Brothers Holdings Inc.	23,400	1,743,768
Marsh & McLennan Companies Inc.	262,000	8,090,560
MBIA Inc.	21,500	1,337,730

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Merrill Lynch & Co. Inc.	40,600	$3,393,348
Progressive Corp.	259,000	6,197,870
RenaissanceRe Holdings Ltd.	53,200	3,297,868
SLM Corp.	50,800	2,925,064
SunTrust Banks Inc.	85,500	7,330,770
Wachovia Corp.	152,426	7,811,832
Washington Mutual Inc.	272,600	11,623,664
Wells Fargo & Co.	235,600	8,286,052
XL Capital Ltd. Class A	49,500	4,172,355

		123,930,084

Health Care (8.70%)
AstraZeneca PLC ADR	69,600	3,722,208
Merck & Co. Inc.	124,800	6,215,040
Millennium Pharmaceuticals Inc. (a)	123,500	1,305,395
Pfizer Inc.	310,780	7,946,645
Sanofi-Aventis ADR	213,700	8,605,699
WellPoint Inc. (a)	28,300	2,259,189

		30,054,176

Industrials (9.08%)
3M Co.	20,300	1,761,837
Caterpillar Inc.	21,800	1,706,940
Emerson Electric Co.	53,400	2,499,120
General Electric Co.	308,000	11,790,240
Illinois Tool Works Inc.	73,000	3,955,870
Parker Hannifin Corp.	22,500	2,202,975
Siemens AG ADR	23,100	3,304,686
Tyco International Ltd.	69,500	2,348,405
Union Pacific Corp.	15,600	1,796,340

		31,366,413

Materials & Processes (2.82%)
Air Products & Chemicals Inc.	24,900	2,001,213
Alcoa Inc.	39,700	1,609,041
E.I. du Pont de Nemours & Co.	19,400	986,296
Lyondell Chemical Co.	80,000	2,969,600
Methanex Corp.	32,000	804,480
The Dow Chemical Co.	30,400	1,344,288

		9,714,918

Technology (7.72%)
Advanced Micro Devices Inc. (a)	108,400	1,550,120
Affiliated Computer Services Inc. Class A (a)	26,200	1,486,064
Fairchild Semiconductor International Inc. (a)	99,900	1,930,068
Flextronics International Ltd. (a)	416,900	4,502,520
Hewlett-Packard Co.	61,500	2,744,130
Intel Corp.	316,000	7,508,160
Jabil Circuit Inc.	153,300	3,383,331

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Technology (Cont.)
Seagate Technology	163,700	$3,563,749

		26,668,142

Telecommunication Services (4.25%)
AT&T Inc.	281,000	11,661,500
Verizon Communications Inc.	73,500	3,025,995

		14,687,495

Utilities (3.36%)
CMS Energy Corp.	194,700	3,348,840
Edison International	79,600	4,467,152
MDU Resources Group Inc.	23,450	657,538
NiSource Inc.	89,000	1,843,190
Pinnacle West Capital Corp.	31,800	1,267,230

		11,583,950

Total Common Stocks
(cost $284,713,693)		335,008,110

Corporate Bonds (1.27%)
Automotive (1.27%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	$3,503,000	4,387,508

Total Corporate Bonds
(cost $3,547,850)		4,387,508

Short-term Investments (2.40%)
JPMorgan Prime Money Market Fund	8,288,152	8,288,152

Total Short-term Investments
(cost $8,288,152)		8,288,152

TOTAL INVESTMENTS (100.67%)
(cost $296,549,695)		347,683,770
LIABILITIES, NET OF OTHER ASSETS (-0.67%)		(2,307,507)

NET ASSETS (100.00%)		$345,376,263

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.64%)
Consumer Discretionary (16.88%)
Abercrombie & Fitch Co. Class A	5,800	$423,284
Big Lots Inc. (a)	70,900	2,085,878
Books-A-Million Inc.	37,700	638,638
Coach Inc. (a)	15,500	734,545
Cooper Tire & Rubber Co.	50,700	1,400,334
CPI Corp.	27,600	1,918,200
Focus Media Holding Ltd. ADR (a)	18,750	946,875
FTD Group Inc.	66,100	1,216,901
G-III Apparel Group Ltd. (a)	30,000	473,700
GameStop Corp. Class A (a)	33,050	1,292,255
Gildan Activewear Inc. (a)	27,250	934,402
Goodyear Tire & Rubber Co. (a)	47,000	1,633,720
Hasbro Inc.	26,300	826,083
Hilton Hotels Corp.	11,500	384,905
J.C. Penney Co. Inc.	13,000	940,940
Jack in the Box Inc. (a)	7,000	496,580
Jo-Ann Stores Inc. (a)	30,000	852,900
Kohl’s Corp. (a)	12,450	884,323
LodgeNet Entertainment Corp. (a)	33,500	1,074,010
Perry Ellis International Inc. (a)	27,200	875,024
Phillips-Van Heusen Corp.	5,700	345,249
Saks Inc.	40,000	854,000
Sotheby’s	41,150	1,893,723
Spartan Motors Inc.	79,650	1,355,643
Systemax Inc.	33,700	701,297
Urban Outfitters Inc. (a)	25,450	611,564
Vail Resorts Inc. (a)	11,400	693,918
Warnaco Group Inc. (a)	53,900	2,120,426

		28,609,317

Consumer Staples (3.65%)
Church & Dwight Co. Inc.	7,650	370,719
Corn Products International Inc.	21,700	986,265
Fomento Economico Mexicano S.A.B. de C.V. ADR	22,350	878,802
Imperial Sugar Co.	38,800	1,194,652
Ingles Markets Inc.	19,900	685,555
NBTY Inc. (a)	25,000	1,080,000
Sanderson Farms Inc.	21,900	985,938

		6,181,931

Energy (7.66%)
Cameron International Corp. (a)	14,050	1,004,154
Global Industries Ltd. (a)	38,600	1,035,252
GulfMark Offshore Inc. (a)	17,300	886,106
National-Oilwell Varco Inc. (a)	10,450	1,089,308
Noble Corp.	22,750	2,218,580
Oceaneering International Inc. (a)	14,500	763,280
Parker Drilling Co. (a)	86,500	911,710
Petrohawk Energy Corp. (a)	34,500	547,170
Southwestern Energy Co. (a)	27,800	1,237,100
Tidewater Inc.	14,300	1,013,584

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Transocean Inc. (a)	14,900	$1,579,102
Ultra Petroleum Corp. (a)	12,600	696,024

		12,981,370

Financial Services (11.83%)
Advanta Corp. Class B	25,800	803,412
Affiliated Managers Group Inc. (a)	7,550	972,138
Alliance Data Systems Corp. (a)	16,650	1,286,712
American Physicians Capital Inc. (a)	19,800	801,900
Ameriprise Financial Inc.	17,550	1,115,653
Amerisafe Inc. (a)	82,300	1,615,549
Arch Capital Group Ltd. (a)	7,100	515,034
CB Richard Ellis Group Inc. Class A (a)	37,750	1,377,875
CNA Surety Corp. (a)	39,600	748,836
Digital Realty Trust Inc.	17,250	649,980
East West Bancorp Inc.	15,000	583,200
EMC Insurance Group Inc.	23,400	580,788
Franklin Resources Inc.	6,850	907,419
IntercontinentalExchange Inc. (a)	3,650	539,653
Invesco PLC ADR	28,550	738,018
Knight Capital Group Inc. (a)	44,900	745,340
Lazard Ltd. Class A	24,900	1,121,247
Mercer Insurance Group Inc.	39,200	780,080
Northern Trust Corp.	21,700	1,394,008
Odyssey Re Holdings Corp.	22,400	960,736
Sunstone Hotel Investors Inc.	36,450	1,034,815
Tower Group Inc.	24,000	765,600

		20,037,993

Health Care (7.03%)
Allscripts Healthcare Solution Inc. (a)	16,100	410,228
Angeion Corp. (a)	57,000	461,700
Barr Pharmaceuticals Inc. (a)	10,200	512,346
Celgene Corp. (a)	7,150	409,910
Chindex International, Inc. (a)	41,700	923,655
Cytyc Corp. (a)	32,000	1,379,520
Endo Pharmaceuticals Holdings Inc. (a)	36,500	1,249,395
Express Scripts Inc. (a)	15,500	775,155
Genzyme Corp. (a)	8,750	563,500
Immucor Inc. (a)	33,250	930,002
Intuitive Surgical Inc. (a)	3,050	423,249
Inverness Medical Innovations Inc. (a)	8,350	426,017
Kyphon Inc. (a)	13,550	652,432
Psychiatric Solutions Inc. (a)	14,200	514,892
QIAGEN NV (a)	36,450	648,445
Respironics Inc. (a)	11,900	506,821
Shire PLC ADR	7,250	537,443
VCA Antech Inc. (a)	15,600	587,964

		11,912,674

Industrials (21.11%)
Acuity Brands Inc.	15,000	904,200

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
American Commercial Lines Inc. (a)	15,150	$394,658
Ampco-Pittsburgh Corp.	22,800	914,052
Atlas Air Worldwide Holdings Inc. (a)	18,300	1,078,602
CDI Corp.	26,400	850,080
Ceradyne Inc. (a)	23,200	1,715,872
Cooper Industries Ltd. Class A	13,350	762,151
Deere & Co.	7,400	893,476
Deluxe Corp.	32,100	1,303,581
Foster Wheeler Ltd. (a)	31,550	3,375,534
General Cable Corp. (a)	22,100	1,674,075
Herman Miller Inc.	23,400	739,440
Joy Global Inc.	23,400	1,364,922
Layne Christensen Co. (a)	21,200	868,140
M & F Worldwide Corp. (a)	48,200	3,209,156
Manitowoc Company Inc.	7,050	566,679
McDermott International Inc. (a)	61,450	5,107,724
Monster Worldwide Inc. (a)	12,150	499,365
MSC Industrial Direct Co. Inc.	12,450	684,750
Nordson Corp.	13,700	687,192
Perini Corp. (a)	24,300	1,495,179
Precision Castparts Corp.	18,900	2,293,704
Robbins & Myers Inc.	28,600	1,519,518
Thomas & Betts Corp. (a)	21,250	1,232,500
Tredegar Corp.	34,400	732,720
Waste Industries USA Inc.	26,300	897,882

		35,765,152

Materials & Processes (10.05%)
AEP Industries Inc. (a)	15,400	693,154
Airgas Inc.	10,900	522,110
Allegheny Technologies Inc.	3,950	414,276
Century Aluminum Co. (a)	17,400	950,562
Chaparral Steel Co.	20,500	1,473,335
Cleveland-Cliffs Inc.	16,500	1,281,555
Commercial Metals Co.	27,200	918,544
Greif Inc.	16,000	953,760
Hercules Inc. (a)	42,300	831,195
ICO Inc. (a)	128,300	1,356,131
LSB Industries Inc. (a)	22,500	481,050
Potash Corp. of Saskatchewan Inc.	20,550	1,602,284
Reliance Steel & Aluminum Co.	37,700	2,121,002
Rock-Tenn Co. Class A	31,500	999,180
Steel Dynamics Inc.	24,300	1,018,413
Terra Industries Inc. (a)	45,000	1,143,900
Weyerhaeuser Co.	3,300	260,469

		17,020,920

Technology (15.14%)
Adobe Systems Inc. (a)	15,450	620,318
Anixter International Inc. (a)	29,300	2,203,653
aQuantive Inc. (a)	12,300	784,740
ASML Holding NV NY Shares (a)	25,550	701,347

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Autodesk Inc. (a)	21,250	$1,000,450
Avnet Inc. (a)	23,000	911,720
CDW Corp.	10,600	900,682
Ciena Corp. (a)	19,550	706,341
Citrix Systems Inc. (a)	19,100	643,097
Cognizant Technology Solutions Corp. (a)	10,500	788,445
CommScope Inc. (a)	17,150	1,000,702
FEI Co. (a)	27,900	905,634
Harris Corp.	18,100	987,355
Intersil Corp.	30,050	945,373
Marvell Technology Group Ltd. (a)	17,250	314,123
MAXIMUS Inc.	18,900	819,882
Microchip Technology Inc.	21,200	785,248
MICROS Systems Inc. (a)	7,800	424,320
MKS Instruments Inc. (a)	38,100	1,055,370
Network Appliance Inc. (a)	23,300	680,360
NVIDIA Corp. (a)	20,150	832,396
Paychex Inc.	30,450	1,191,204
PC Connection Inc. (a)	81,800	1,083,032
Riverbed Technology Inc. (a)	16,450	720,839
Trimble Navigation Ltd. (a)	15,650	503,930
Trio-Tech International	43,600	869,820
TriQuint Semiconductor Inc. (a)	244,600	1,237,676
Ultra Clean Holdings Inc. (a)	59,400	830,412
VeriFone Holdings Inc. (a)	19,750	696,188
Verigy Ltd. (a)	17,850	510,689

		25,655,346

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (0.54%)
NII Holdings Inc. (a)	11,350	$916,399

Utilities (2.75%)
Constellation Energy Group	8,600	749,662
ITC Holdings Corp.	17,500	711,025
Nicor Inc.	15,900	682,428
NRG Energy Inc. (a)	24,750	1,028,857
PNM Resources Inc.	24,850	690,582
Portland General Electric Co.	29,200	801,248

		4,663,802

Total Common Stocks
(cost $138,165,375)		163,744,904

Short-term Investments (5.89%)
JPMorgan Prime Money Market Fund	9,980,376	9,980,376

Total Short-term Investments
(cost $9,980,376)		9,980,376

TOTAL INVESTMENTS (102.53%)
(cost $148,145,751)		173,725,280
LIABILITIES, NET OF OTHER ASSETS (-2.53%)		(4,279,056)

NET ASSETS (100.00%)		$169,446,224

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (96.38%) (a)
Australia (2.22%)
Amcor Ltd.	36,900	$233,665
Asciano Group (b)	16,133	138,554
BHP Billiton Ltd.	3,812	113,905
BHP Billiton Ltd. Sponsor ADR	1,300	77,675
Brambles Ltd. (b)	58,105	599,026
Foster’s Group Ltd.	63,500	342,666
Macquarie Bank Ltd.	6,346	455,802
Telstra Corp. Ltd.	81,004	315,155
Toll Holdings Ltd.	16,133	197,697
Woolworths Ltd.	21,652	494,810

		2,968,955

Austria (0.81%)
OMV AG	3,300	220,127
Raiffeisen International Bank Holding AG	2,700	426,461
Telekom Austria AG	8,900	221,635
Wienerberger AG	3,000	220,591

		1,088,814

Belgium (0.55%)
Fortis	11,200	475,149
UCB SA	4,358	257,753

		732,902

Canada (7.91%)
Alcan Inc.	13,000	1,060,502
Barrick Gold Corp.	39,400	1,145,358
CAMECO Corp.	31,900	1,617,085
Canadian Imperial Bank of Commerce	3,000	270,331
Canadian Natural Resources Ltd.	19,600	1,302,312
EnCana Corp.	8,800	541,259
Finning International Inc.	8,800	250,142
Manulife Financial Corp.	4,800	179,518
Methanex Corp.	14,100	349,969
Potash Corp. of Saskatchewan Inc.	30,800	2,407,908
Rogers Communications Inc. Class B	5,200	221,717
Royal Bank of Canada	4,900	260,444
Suncor Energy Inc.	6,900	621,567
Telus Corp.	1,800	107,755
The Toronto Dominion Bank	3,600	246,230

		10,582,097

Denmark (0.42%)
Novo Nordisk A/S	5,200	565,631

Finland (1.27%)
Metso Corp OYJ	4,942	290,844
Neste Oil OYJ	5,400	211,606
Nokia Corp. ADR	9,600	269,856
Stora Enso OYJ R Shares	13,200	248,362

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
UPM-Kymmene OYJ	27,600	$679,240

		1,699,908

France (12.40%)
Accor SA	4,100	362,442
Air Liquide SA	5,660	742,717
AXA	11,300	485,736
BNP Paribas	9,990	1,186,644
Bouygues	26,837	2,248,537
Carrefour SA	7,800	547,822
Dassault Systemes SA	4,300	271,093
Electricite de France	2,600	281,015
Groupe DANONE	12,700	1,025,727
L’Oreal SA	8,700	1,028,342
Lafarge SA	5,100	929,487
PagesJaunes SA	6,179	130,069
Peugeot SA	6,200	499,475
Safran SA	2,600	66,489
Sanofi-Aventis	25,300	2,043,912
Schneider Electric SA	7,900	1,106,852
Societe Generale Class A	4,645	860,615
Total SA	21,500	1,743,176
Veolia Environnement	9,450	742,210
Vivendi	6,900	296,821

		16,599,181

Germany (6.28%)
Allianz SE Reg.	4,800	1,125,764
Bayer AG	7,400	560,309
Bayerische Motoren Werke AG	3,800	246,355
Commerzbank AG	11,800	566,639
Continental AG	1,900	268,230
DaimlerChrysler AG	16,600	1,535,694
Depfa Bank PLC	13,900	246,150
Deutsche Bank AG	8,600	1,251,736
Infineon Technologies AG (b)	17,800	295,654
Metro AG	4,500	373,632
SAP AG	10,800	555,234
SAP AG Sponsored ADR	1,200	61,284
Siemens AG	9,150	1,316,716

		8,403,397

Greece (0.03%)
Greek Org of Football Prognostics SA	1,280	45,227

Hong Kong (2.35%)
Bank of East Asia Ltd.	91,200	512,887
Esprit Holdings Ltd.	17,500	222,346
Hang Lung Properties Ltd.	54,000	186,458
Hang Lung Properties Ltd. (c)	61,000	210,629
Hong Kong & China Gas Co. Ltd.	106,700	224,843
Kerry Properties Ltd.	35,500	222,960

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Li & Fung Ltd.	169,800	$611,186
Sun Hung Kai Properties Ltd. (c)	5,000	60,163
Swire Pacific Ltd. Class A	80,500	896,005

		3,147,477

Ireland (0.66%)
CRH PLC	10,925	537,901
CRH PLC (special placement)	6,900	340,992

		878,893

Italy (0.62%)
ENI SpA	6,800	246,549
Intesa Sanpaolo	78,551	585,654

		832,203

Japan (26.19%)
Advantest Corp.	5,300	230,762
Aeon Co. Ltd.	77,800	1,444,104
Bank of Yokohama Ltd.	30,000	210,113
Canon Inc.	10,300	604,023
Citizen Holdings Co. Ltd.	6,000	54,108
Daiwa House Industry Co. Ltd.	16,000	228,688
Fanuc Ltd.	12,700	1,310,809
FUJIFILM Holdings Corp.	10,900	487,181
Hirose Electric Co. Ltd.	2,800	368,206
Hoya Corp.	22,200	736,443
Idemitsu Kosan Co. Ltd.	2,300	257,386
INPEX Holdings Inc.	81	756,904
Japan Tobacco Inc.	62	305,613
JS Group Corp.	8,700	176,384
Kansai Electric Power Co.	8,800	208,120
Keyence Corp.	960	209,723
Millea Holdings Inc.	7,800	320,676
Mitsubishi Corp.	42,600	1,116,207
Mitsubishi Estate Co. Ltd.	20,000	542,613
Mitsubishi Heavy Industries Ltd.	29,000	185,731
Mitsubishi UFJ Financial Group Inc.	59	650,221
Mitsui & Co. Ltd.	16,000	319,312
Mitsui Fudosan Co. Ltd.	10,000	280,283
Mitsui OSK Lines Ltd.	26,000	352,532
Mizuho Financial Group Inc.	196	1,354,073
Murata Manufacturing Co. Ltd.	4,400	331,058
NGK Spark Plug Co. Ltd.	12,000	208,442
Nintendo Co. Ltd.	2,200	802,656
Nippon Electric Glass Co. Ltd.	24,000	423,140
Nippon Telegraph & Telephone Corp.	48	212,415
Nissan Motor Co. Ltd.	62,700	671,260
Nomura Holdings Inc.	12,000	233,080
NTT DoCoMo Inc.	142	224,587
NTT Urban Development Corp.	189	365,968
Orix Corp.	6,760	1,781,850
Rohm Co. Ltd.	3,300	292,860

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimamura Co. Ltd.	2,000	$213,665
Shin-Etsu Chemical Co. Ltd.	5,900	421,246
SMC Corp.	4,900	651,330
Softbank Corp.	122,500	2,639,810
Sony Corp.	13,000	667,313
Sumitomo Corp.	51,000	929,809
Sumitomo Metal Industries Ltd.	59,000	346,871
Sumitomo Mitsui Financial Group Inc.	281	2,619,596
Sumitomo Realty & Development Co. Ltd.	18,000	586,196
Suzuki Motor Corp.	37,500	1,064,925
T&D Holdings Inc.	3,050	205,978
Takeda Pharmaceutical Co. Ltd.	6,500	419,909
TDK Corp.	1,800	174,210
Tokuyama Corp.	13,000	168,995
Tokyo Electric Power Co.	12,900	414,953
Tokyo Electron Ltd.	6,300	463,488
Tokyo Gas Co. Ltd.	86,000	407,798
Tokyu Corp.	58,000	387,643
Toshiba Corp.	143,000	1,245,929
Trend Micro Inc.	11,500	371,292
Uni-Charm Corp.	2,600	147,403
Ushio Inc.	8,200	181,900
Yahoo! Japan Corp.	2,447	829,603
Yamada Denki Co. Ltd.	7,050	736,283
Yamato Holdings Co. Ltd.	35,000	494,764

		35,048,440

Luxembourg (0.27%)
SES FDR	3,900	83,949
SES FDR	13,000	280,740

		364,689

Netherlands (3.98%)
ABN AMRO Holdings NV	13,504	619,188
Aegon NV	27,217	535,683
Akzo Nobel NV	4,100	353,908
Heineken NV	4,362	255,707
ING Groep NV	45,626	2,008,167
Koninklijke KPN NV	37,500	622,153
Koninklijke Numico NV (b)	5,649	293,553
Reed Elsevier NV	21,400	406,721
Unilever NV-CVA	7,500	232,753

		5,327,833

Norway (0.62%)
DNB NOR ASA	17,200	221,238
Norske Skogindustrier ASA	6,284	90,438
Telenor ASA (b)	26,600	519,947

		831,623

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (1.26%)
Capitaland Ltd.	132,000	$699,346
DBS Group Holdings Ltd.	17,000	253,292
Singapore Telecommunications (c)	116,600	259,321
United Overseas Bank Ltd.	33,000	474,393

		1,686,352

Spain (2.89%)
Banco Bilbao Vizcaya Argentaria SA	56,900	1,391,479
Banco Santander Central Hispano SA	54,900	1,009,167
Inditex	3,200	188,349
Repsol YPF SA	22,400	886,780
Telefonica SA	17,857	397,390

		3,873,165

Sweden (0.93%)
ASSA ABLOY AB Class B	11,800	259,660
Atlas Copco AB Class A	13,800	229,856
TeliaSonera AB	103,000	755,622

		1,245,138

Switzerland (8.04%)
Adecco SA Reg.	4,023	311,228
Compagnie Financiere Richemont AG Class A	29,487	1,762,475
Credit Suisse Group	6,111	433,826
Holcim Ltd.	9,899	1,069,069
Holcim Ltd. (c)	1,181	127,545
Nestle SA	2,828	1,074,565
Novartis AG	34,363	1,929,159
Petroplus Holdings AG (b)	3,467	357,060
Roche Holding AG	7,513	1,331,203
Swiss Reinsurance	16,083	1,466,771
Swisscom AG	1,264	432,137
Synthes Inc. (b)	1,748	209,569
UBS AG	4,226	252,733

		10,757,340

United Kingdom (16.56%)
ARM Holdings PLC	35,400	103,554
AstraZeneca PLC	14,700	785,577
BAE Systems PLC	199,300	1,608,239
BAE Systems PLC (c)	9,600	77,467
Barclays PLC	27,600	383,994
BHP Billiton PLC	40,910	1,136,425
British Land Co. PLC	10,100	270,267
Cadbury Schweppes PLC	16,700	226,658
Carnival PLC	4,700	224,620
Daily Mail & General Trust NV	18,900	289,023
HBOS PLC	62,500	1,229,324
HSBC Holdings PLC	27,200	498,042
Lloyds TSB Group PLC	37,100	412,414

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
National Grid PLC	37,900	$559,223
Reed Elsevier PLC	35,000	452,335
Reuters Group PLC	40,100	499,885
Rio Tinto PLC	7,100	543,174
Royal Bank of Scotland Group	181,800	2,300,390
Royal Bank of Scotland Group (c)	20,100	254,333
Royal Dutch Shell PLC ADR Class A	600	48,720
Royal Dutch Shell PLC Class A	92,435	3,761,932
Royal Dutch Shell PLC Class B	8,846	368,752
SABMiller PLC	38,000	962,089
Scottish & Southern Energy PLC	33,900	982,899
Standard Chartered PLC	29,300	955,683
Tesco PLC	44,400	371,479
Unilever PLC	7,605	245,563
Vodafone Group PLC	332,850	1,115,310
Xstrata PLC	17,566	1,045,750
Yell Group PLC	48,700	449,848

		22,162,969

United States (0.12%)
News Corp. Inc. CDI	7,329	155,897

Total Common Stocks
(cost $90,582,596)		128,998,131

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares or principal amount	Value
Exchange-Traded Funds (1.00%)
IShares MSCI EAFE Index Fund	16,600	$1,340,782

Total Exchange-Traded Funds
(cost $1,348,830)		1,340,782

Repurchase Agreement (2.76%)
Investors Bank & Trust Co. Repurchase Agreement, (d) 3.500%, agreement date 06/29/2007, to be repurchased at $ 3,695,621 on 07/02/2007	$3,694,544	3,694,544

Total Repurchase Agreement
(cost $3,694,544)		3,694,544

TOTAL INVESTMENTS (100.14%)
(cost $95,625,970)		134,033,457
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.14%)		(193,896)

NET ASSETS (100.00%)		$133,839,561

(a)	Securities valued at fair value.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency Security with a coupon rate of 8.875%, a maturity date of October 25, 2014, and a market value of $3,879,271 as of June 30, 2007

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipts

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$43,277,004	32.28%
Japanese Yen	35,048,440	26.15
British Pound	17,566,740	13.11
Swiss Franc	10,757,340	8.03
Canadian Dollar	9,436,739	7.04
United States Dollar	6,638,218	4.95
Hong Kong Dollar	3,147,477	2.35
Australian Dollar	3,047,178	2.27
Swedish Krona	2,030,715	1.52
Singapore Dollar	1,686,352	1.26
Norweigian Krone	831,623	0.62
Danish Krone	565,631	0.42

Total Investments	$134,033,457	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$35,532,355	26.54%
Materials	14,731,409	11.01
Consumer Discretionary	13,289,443	9.93
Energy	12,941,217	9.67
Industrials	12,779,782	9.55
Telecommunication Services	10,293,491	7.69
Consumer Staples	9,372,486	7.00
Information Technology	8,694,176	6.50
Health Care	7,542,712	5.64
Utilities	3,821,060	2.85

Total Stocks	128,998,131	96.38
Exchange-Traded Funds	1,340,782	1.00
Repurchase Agreement	3,694,544	2.76
Liabilities, Net of Cash and Other Assets	(193,896)	(0.14)

Net Assets	$133,839,561	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.52%)
Consumer Discretionary (15.76%)
1-800 Contacts Inc. (a)	6,487	$152,185
1-800-FLOWERS.COM Inc. (a)	7,015	66,151
99 Cents Only Stores (a)	11,178	146,544
Aaron Rents Inc.	10,358	302,454
AC Moore Arts & Crafts Inc. (a)	4,255	83,441
Aeropostale Inc. (a)	12,390	516,415
AFC Enterprises (a)	7,541	130,384
Aftermarket Technology Corp. (a)	5,468	162,290
Ambassadors Group Inc.	4,372	155,337
American Axle & Manufacturing Holdings Inc.	10,687	316,549
American Greetings Corp.	12,300	348,459
Amerigon Inc. (a)	4,600	82,754
Ameristar Casinos Inc.	6,057	210,420
Applebee’s International Inc.	17,300	416,930
Arbitron Inc.	6,818	351,332
Arctic Cat Inc.	3,552	70,330
ArvinMeritor Inc.	16,415	364,413
Asbury Automotive Group Inc.	5,552	138,522
Audiovox Corp. (a)	3,404	44,150
Avatar Holdings Inc. (a)	1,448	111,409
Bally Technologies Inc. (a)	12,162	321,320
Beazer Homes USA Inc.	9,000	222,030
bebe stores inc.	5,800	92,858
Belo Corp.	20,200	415,918
Benihana Inc. Class A (a)	2,300	46,000
Big 5 Sporting Goods Corp.	5,919	150,935
BJ’s Restaurant Inc. (a)	3,139	61,964
Blockbuster Inc. (a)	44,609	192,265
Blue Nile Inc. (a)	3,456	208,742
Bluegreen Corp. (a)	5,823	68,071
Blyth Inc.	6,145	163,334
Bob Evans Farms Inc.	8,945	329,623
Bon-Ton Stores Inc.	2,600	104,156
Books-A-Million Inc.	4,200	71,148
Borders Group Inc.	14,000	266,840
Bright Horizons Family Solutions Inc. (a)	6,706	260,930
Brookfield Homes Corp.	3,037	88,346
Brown Shoe Co. Inc.	10,605	257,914
Buckle Inc.	3,833	151,020
Buffalo Wild Wings Inc. (a)	3,696	153,717
Build-A-Bear Workshop Inc. (a)	3,929	102,704
Building Materials Holding Corp.	6,292	89,283
Cabela’s Inc. (a)	8,530	188,769
Cache Inc. (a)	3,857	51,182
California Pizza Kitchen Inc. (a)	7,920	170,122
Callaway Golf Co.	17,214	306,581
Capella Education Co. (a)	2,329	107,204
Carmike Cinemas Inc.	3,799	83,426
Carrols Restaurant Group Inc. (a)	1,600	24,400
Carter’s Inc. (a)	13,408	347,804
Casual Male Retail Group Inc. (a)	9,943	100,424

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Catalina Marketing Corp.	8,670	$273,105
Cato Corp. Class A	7,344	161,127
CBRL Group Inc.	5,882	249,867
CEC Entertainment Inc. (a)	6,806	239,571
Champion Enterprises Inc. (a)	18,280	179,692
Charlotte Russe Holding Inc. (a)	5,567	149,585
Charming Shoppes Inc. (a)	29,581	320,362
Charter Communications Inc. (a)	95,672	387,472
Cherokee Inc.	2,282	83,384
Children’s Place Retail Stores Inc. (a)	5,356	276,584
Chipotle Mexican Grill Inc. Class B (a)	7,600	597,588
Christopher & Banks Corp.	8,642	148,210
Churchill Downs Inc.	1,961	102,717
Cinemark Holdings Inc. (a)	5,800	103,762
Citadel Broadcasting Corp.	43,569	281,020
Citi Trends Inc. (a)	3,600	136,656
CKE Restaurants Inc.	15,072	302,495
CKX Inc. (a)	10,000	138,200
Coinmach Service Corp.	8,200	108,486
Columbia Sportswear Co.	3,600	247,248
Conn’s Inc. (a)	2,486	71,000
Cooper Tire & Rubber Co.	14,701	406,042
Core-Mark Holding Co. Inc. (a)	2,000	71,960
Corinthian Colleges Inc. (a)	21,678	353,135
Courier Corp.	2,001	80,040
Cox Radio Inc. (a)	9,463	134,753
Crown Media Holdings Inc. (a)	2,762	19,886
CSK Auto Corp. (a)	11,227	206,577
CSS Industries Inc.	1,518	60,128
Cumulus Media Inc. (a)	8,806	82,336
Deb Shops Inc.	893	24,691
Deckers Outdoor Corp. (a)	2,953	297,958
Denny’s Corp. (a)	25,053	111,486
DG FastChannel Inc. (a)	3,600	73,368
Domino’s Pizza Inc.	9,517	173,876
Dover Downs Gaming & Entertainment Inc.	3,702	55,567
Dress Barn Inc. (a)	11,236	230,563
Drew Industries Inc. (a)	4,964	164,507
DSW Inc. (a)	3,900	135,798
Eddie Bauer Holdings Inc. (a)	6,600	84,810
Emmis Communications Corp.	8,521	78,478
Entercom Communications Corp.	7,885	196,258
Entravision Communications Corp. (a)	15,640	163,125
Ethan Allen Interiors Inc.	6,322	216,529
Exide Technologies (a)	13,600	126,480
Fisher Communications Inc. (a)	1,296	65,824
Fleetwood Enterprises Inc. (a)	16,458	148,945
Fossil Inc. (a)	10,547	311,031
Fred’s Inc.	9,740	130,321
FTD Group Inc.	3,809	70,124
Furniture Brands International Inc.	10,564	150,009

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
G-III Apparel Group Ltd. (a)	2,600	$41,054
Gaiam Inc. (a)	4,800	87,504
Gander Mountain Co. (a)	1,900	21,565
GateHouse Media Inc.	3,701	68,654
Gaylord Entertainment Co. (a)	9,763	523,687
Gemstar-TV Guide International Inc. (a)	59,809	294,260
Genesco Inc. (a)	5,459	285,560
GenTek Inc. (a)	2,500	88,050
Global Sources Ltd. (a)	3,800	86,260
Gray Television Inc.	11,047	102,406
Great Wolf Resorts Inc. (a)	6,328	90,174
Group 1 Automotive Inc.	5,521	222,717
GSI Commerce Inc. (a)	5,227	118,705
Guitar Center Inc. (a)	7,033	420,644
Gymboree Corp. (a)	7,765	306,019
Harris Interactive Inc. (a)	14,563	77,912
Haverty Furniture Companies Inc.	5,635	65,760
Hayes Lemmerz International Inc.	21,400	114,490
Heelys Inc. (a)	1,300	33,618
Helen of Troy Ltd. (a)	6,800	183,600
Hibbett Sports Inc. (a)	8,212	224,845
Home Solutions of America Inc. (a)	10,900	65,182
Hooker Furniture Corp.	3,016	67,679
Hot Topic Inc. (a)	10,592	115,135
Hovnanian Enterprises Inc. (a)	8,900	147,117
Iconix Brand Group Inc. (a)	12,600	279,972
IHOP Corp.	4,575	249,017
Information Services Group Inc. (a)	6,200	47,430
Insight Enterprises Inc. (a)	11,548	260,638
Interactive Data Corp.	7,900	211,562
INVESTools Inc. (a)	13,500	134,460
iRobot Corp. (a)	3,200	63,520
Isle of Capri Casinos Inc. (a)	4,209	100,848
J Crew Group Inc. (a)	9,100	492,219
Jack in the Box Inc. (a)	7,456	528,929
Jakks Pacific Inc. (a)	6,627	186,484
Jamba Inc. (a)	13,700	125,218
Jo-Ann Stores Inc. (a)	6,269	178,228
Jos. A. Bank Clothiers Inc. (a)	4,337	179,855
Journal Communications Inc. Class A	10,142	131,947
K-Swiss Inc. Class A	6,471	183,323
K2 Inc. (a)	11,435	173,698
Kellwood Co.	5,843	164,305
Kenneth Cole Productions Inc.	2,620	64,714
Keystone Automotive Industries Inc. (a)	3,909	161,715
Kimball International Inc. Class B	6,383	89,426
Knology Inc. (a)	5,700	99,009
Krispy Kreme Doughnuts Inc. (a)	14,406	133,400
La-Z-Boy Inc.	12,622	144,648
Lakes Entertainment Inc. (a)	5,100	60,231
Landry’s Restaurants Inc.	4,195	126,941
Leapfrog Enterprises Inc. (a)	9,320	95,530
Lear Corp. (a)	18,300	651,663

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lee Enterprises Inc. Class A	11,700	$244,062
Libbey Inc.	3,900	84,123
Life Time Fitness Inc. (a)	7,593	404,175
Lifetime Brands Inc.	2,773	56,708
Lin TV Corp. (a)	7,165	134,774
Lincoln Educational Services (a)	400	5,944
Lithia Motors Inc. Class A	3,766	95,430
Live Nation Inc. (a)	15,000	335,700
LKQ Corp. (a)	10,804	266,427
LodgeNet Entertainment Corp. (a)	5,568	178,510
Lodgian Inc. (a)	5,551	83,432
M/I Homes Inc.	3,200	85,120
Magna Entertainment Corp. (a)	7,377	21,541
Maidenform Brands Inc. (a)	6,000	119,160
Marcus Corp.	4,237	100,671
Marine Products Corp.	2,692	22,155
MarineMax Inc. (a)	4,315	86,386
Martha Stewart Living Omnimedia Inc.	7,178	123,462
Marvel Entertainment Inc. (a)	12,400	315,952
Matthews International Corp.	8,168	356,206
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,326	86,276
Media General Inc.	5,301	176,364
Mediacom Communications Corp. Class A (a)	14,628	141,745
Meritage Homes Corp. (a)	5,900	157,825
Midas Inc. (a)	3,884	88,050
Modine Manufacturing Co.	8,143	184,032
Monaco Coach Corp.	7,322	105,071
Monarch Casino & Resort Inc. (a)	2,366	63,527
Monro Muffler Brake Inc.	3,090	115,721
Morgans Hotel Group (a)	4,800	117,024
Morningstar Inc. (a)	3,305	155,418
Morton’s Restaurant Group Inc. (a)	2,200	39,842
Movado Group Inc.	4,516	152,370
MTR Gaming Group Inc. (a)	5,761	88,719
Multimedia Games Inc. (a)	6,836	87,227
National CineMedia Inc. (a)	10,200	285,702
National Presto Industries Inc.	1,318	82,164
Nautilus Inc.	8,502	102,364
Netflix Inc. (a)	10,650	206,504
New York & Co. Inc. (a)	5,356	58,702
Nexstar Broadcasting Group Inc. (a)	2,200	28,908
Noble International Ltd.	3,297	67,391
O’Charley’s Inc.	6,009	121,141
Oakley Inc.	5,974	169,662
Overstock.com Inc. (a)	4,399	80,370
Oxford Industries Inc.	3,747	166,142
Pacific Sunwear of California Inc. (a)	16,802	369,644
Palm Harbor Homes Inc. (a)	2,805	39,691
Pantry Inc. (a)	5,739	264,568
Papa John’s International Inc. (a)	5,880	169,109

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Payless Shoesource Inc. (a)	15,578	$491,486
Peet’s Coffee & Tea Inc. (a)	3,541	87,215
PEP Boys-Manny Moe & Jack	10,527	212,224
Perry Ellis International Inc. (a)	3,126	100,563
PetMed Express Inc. (a)	5,900	75,756
PF Chang’s China Bistro Inc. (a)	5,991	210,883
Pier 1 Imports Inc.	22,511	191,118
Pinnacle Entertainment Inc. (a)	14,248	401,081
Playboy Enterprises Inc. (a)	6,294	71,311
Polaris Industries Inc.	8,387	454,240
Pre-Paid Legal Services Inc. (a)	2,367	152,222
Premier Exhibitions Inc. (a)	7,400	116,624
Prestige Brands Holdings Inc. (a)	7,148	92,781
Priceline.com Inc. (a)	8,862	609,174
Primedia Inc. (a)	60,221	171,630
Quiksilver Inc. (a)	28,700	405,531
Radio One Inc. Class D (a)	18,683	131,902
Rare Hospitality International Inc. (a)	8,113	217,185
Raser Technologies Inc. (a)	6,500	48,035
RC2 Corp. (a)	5,254	210,213
RCN Corp. (a)	7,471	140,380
Red Robin Gourmet Burgers Inc. (a)	4,274	172,541
Regis Corp.	11,278	431,383
Rent-A-Center Inc. (a)	17,100	448,533
Retail Ventures Inc. (a)	5,921	95,506
Riviera Holdings Corp. (a)	2,665	96,873
Ruby Tuesday Inc.	13,811	363,644
Russ Berrie & Co. Inc. (a)	3,376	62,895
Ruth’s Chris Steak House (a)	5,300	90,047
Salem Communications Corp.	2,459	27,270
Sally Beauty Holdings Inc. (a)	21,100	189,900
Sauer-Danfoss Inc.	2,239	66,633
Scholastic Corp. (a)	8,873	318,896
Sealy Corp.	9,700	160,244
Select Comfort Corp. (a)	12,820	207,940
Shoe Carnival Inc. (a)	2,717	74,690
Shuffle Master Inc. (a)	8,378	139,075
Shutterfly Inc. (a)	3,943	84,972
Sinclair Broadcast Group Inc.	12,604	179,229
Six Flags Inc. (a)	16,856	102,653
Skechers U.S.A. Inc. (a)	4,549	132,831
Skyline Corp.	1,843	55,308
Smith & Wesson Holding Corp. (a)	7,800	130,650
Sonic Automotive Inc.	6,697	194,012
Sonic Corp. (a)	16,200	358,344
Sotheby’s	15,587	717,314
Source Interlink Co. Inc. (a)	9,866	49,133
Spanish Broadcasting System Inc. (a)	12,392	53,286
Spartan Motors Inc.	7,200	122,544
Speedway Motorsports Inc.	3,554	142,089
Stage Stores Inc.	10,107	211,843
Stamps.com Inc. (a)	5,228	72,042
Standard Motor Products Inc.	3,100	46,593

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Standard-Pacific Corp.	14,800	$259,444
Star Maritime Acquisition Corp. (a)	4,900	60,074
Stein Mart Inc.	7,023	86,102
Steiner Leisure Ltd. (a)	3,800	186,656
Steinway Musical Instruments Inc.	1,899	65,686
Steven Madden Ltd.	5,512	180,573
Stewart Enterprises Inc.	26,254	204,519
Stoneridge Inc. (a)	2,600	32,084
Strayer Education Inc.	3,650	480,741
Stride Rite Corp.	8,163	165,382
Sturm, Ruger & Co. Inc. (a)	4,700	72,944
Sun-Times Media Group Inc.	17,413	91,418
Superior Industries International Inc.	5,341	116,220
Syms Corp. (a)	1,000	19,730
Syntax-Brillian Corp. (a)	12,400	61,008
Systemax Inc.	2,100	43,701
Talbots Inc.	5,199	130,131
Tarragon Corp. (a)	2,517	21,294
Tempur-Pedic International Inc.	19,300	499,870
Tenneco Inc. (a)	11,113	389,400
Texas Roadhouse Inc. Class A (a)	11,504	147,136
The Andersons Inc.	3,392	153,759
The Finish Line Inc. Class A	10,851	98,853
The Men’s Wearhouse Inc.	12,700	648,589
The Steak n Shake Co. (a)	5,636	94,065
Timberland Co. (a)	11,700	294,723
TiVo Inc. (a)	21,640	125,296
Town Sports International Holdings Inc. (a)	3,400	65,688
Triarc Companies Inc. Class B	14,135	221,919
True Religion Apparel Inc. (a)	3,800	77,254
Trump Entertainment Resorts Inc. (a)	7,900	99,145
Tuesday Morning Corp.	7,389	91,328
Tupperware Brands Corp.	15,296	439,607
Tween Brands Inc. (a)	7,318	326,383
Under Armour Inc. Class A (a)	5,600	255,640
Unifirst Corp.	3,075	135,454
Universal Electronics Inc. (a)	3,775	137,108
Universal Technical Institute Inc. (a)	5,881	149,319
Vail Resorts Inc. (a)	7,482	455,429
Valassis Communications Inc. (a)	11,490	197,513
Value Line Inc.	162	7,112
ValueVision Media Inc. Class A (a)	8,223	93,084
Vertrue Inc. (a)	2,036	99,316
VistaPrint Ltd. (a)	10,100	386,325
Visteon Corp. (a)	30,178	244,442
Volcom Inc. (a)	3,700	185,481
Warnaco Group Inc. (a)	11,366	447,138
WCI Communities Inc. (a)	7,481	124,783
West Marine Inc. (a)	2,895	39,835
Westwood One Inc.	15,200	109,288
Wet Seal Inc. (a)	20,405	122,634
Weyco Group Inc.	1,100	29,623

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Winnebago Industries Inc.	7,219	$213,105
WMS Industries Inc. (a)	9,438	272,381
Wolverine World Wide Inc.	13,121	363,583
World Wrestling Entertainment Inc.	5,469	87,449
Zale Corp. (a)	11,167	265,886
Zumiez Inc. (a)	3,866	146,057

		55,424,147

Consumer Staples (2.88%)
Alico Inc.	785	47,877
Alliance One International Inc. (a)	22,444	225,562
American Dairy Inc. (a)	1,100	20,526
American Oriental Bioengineering Inc. (a)	11,300	100,570
Arden Group Inc. Class A	200	27,280
Boston Beer Co. Inc. (a)	2,580	101,523
Cal-Maine Foods Inc.	3,600	58,968
Casey’s General Stores Inc.	11,966	326,193
Central European Distribution Corp. (a)	8,346	288,939
Central Garden & Pet Co. (a)	15,612	183,129
Chattem Inc. (a)	4,343	275,259
Chiquita Brands International Inc. (a)	9,605	182,111
Coca-Cola Bottling Co. Consolidated	1,147	57,694
Darling International Inc. (a)	20,425	186,685
Elizabeth Arden Inc. (a)	6,503	157,763
Farmer Brothers Co.	1,393	31,524
Flowers Foods Inc.	12,790	426,674
Fresh Del Monte Produce Inc.	6,200	155,310
Green Mountain Coffee Roasters Inc. (a)	1,459	114,882
Hain Celestial Group Inc. (a)	8,923	242,170
Imperial Sugar Co.	3,200	98,528
Ingles Markets Inc.	3,205	110,412
Inter Parfums Inc.	1,667	44,376
J&J Snack Foods Corp.	3,042	114,805
Jones Soda Co. (a)	6,600	92,532
Lancaster Colony Corp.	6,119	256,325
Lance Inc.	7,805	183,886
Longs Drug Stores Corp.	7,912	415,538
Mannatech Inc.	4,679	74,349
Maui Land & Pineapple Co. Inc. (a)	866	31,808
MGP Ingredients Inc.	2,900	49,010
Nash Finch Co.	3,412	168,894
National Beverage Corp. (a)	2,280	26,243
Nu Skin Enterprises Inc.	13,162	217,173
Pathmark Stores Inc. (a)	8,988	116,484
Performance Food Group Co. (a)	8,549	277,757
Perrigo Co.	19,338	378,638
Pilgrim’s Pride Corp.	9,500	362,615
Playtex Products Inc. (a)	13,910	206,007
PriceSmart Inc.	2,800	69,244
Ralcorp Holdings Inc. (a)	6,462	345,394
Reddy Ice Holdings Inc.	4,600	131,192

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Revlon Inc. (a)	40,911	$56,048
Ruddick Corp.	9,090	273,791
Sanderson Farms Inc.	4,151	186,878
Seaboard Corp.	74	173,530
Spartan Stores Inc.	5,652	186,007
Spectrum Brands Inc. (a)	8,000	54,160
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,223	141,639
Tootsie Roll Industries Inc.	7,861	217,828
Topps Co. Inc.	9,376	98,542
TreeHouse Foods Inc. (a)	7,000	186,270
United Natural Foods Inc. (a)	10,742	285,522
Universal Corp.	6,405	390,193
USANA Health Sciences Inc. (a)	2,174	97,265
Vector Group Ltd.	7,533	169,719
Village Super Market Inc.	600	28,686
WD-40 Co.	4,244	139,500
Weis Markets Inc.	2,596	105,164
Wild Oats Markets Inc. (a)	7,881	132,086
Winn-Dixie Stores Inc. (a)	8,100	237,330

		10,142,007

Energy (5.56%)
Allis-Chalmers Energy Inc. (a)	6,400	147,136
Alon USA Energy Inc.	3,300	145,233
Alpha Natural Resources Inc. (a)	15,121	314,365
APCO Argentina Inc.	300	25,473
Arena Resources Inc. (a)	2,900	168,519
Arlington Tankers Ltd.	2,500	71,700
Atlas America Inc.	5,746	308,732
ATP Oil & Gas Corp. (a)	5,419	263,580
Atwood Oceanics Inc. (a)	6,304	432,580
Aventine Renewable Energy Holdings Inc. (a)	7,079	120,131
Basic Energy Services Inc. (a)	9,200	235,244
Berry Petroleum Co.	9,366	352,911
Bill Barrett Corp. (a)	7,138	262,892
Bois d’Arc Energy Inc. (a)	3,442	58,617
BPZ Energy Inc. (a)	9,300	51,894
Brigham Exploration Co. (a)	11,249	66,032
Bristow Group Inc. (a)	4,791	237,394
Bronco Drilling Co. Inc. (a)	6,900	113,229
Cal Dive International Inc. (a)	4,527	75,284
Callon Petroleum Co. (a)	5,380	76,235
CARBO Ceramics Inc.	4,831	211,646
Carrizo Oil & Gas Inc. (a)	5,868	243,346
Clayton Williams Energy Inc. (a)	1,449	38,355
Clean Energy Fuels Corp. (a)	3,400	42,704
Complete Production Services Inc. (a)	9,700	250,745
Comstock Resources Inc. (a)	9,940	297,902
Contango Oil & Gas Co. (a)	2,900	105,241
Crosstex Energy Inc.	9,519	273,481

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Dawson Geophysical Co. (a)	2,000	$122,920
Delek US Holdings Inc.	3,000	79,950
Delta Petroleum Corp. (a)	16,327	327,846
Double Hull Tankers Inc.	6,200	96,658
Dril-Quip Inc. (a)	5,988	269,160
Edge Petroleum Corp. (a)	7,571	106,070
Encore Acquisition Co. (a)	12,691	352,810
Energy Infrastructure Acquisition Corp. (a)	3,800	37,088
Energy Partners Ltd. (a)	7,675	128,096
ENGlobal Corp. (a)	4,700	57,105
Evergreen Energy Inc. (a)	18,851	113,671
EXCO Resources Inc. (a)	14,000	244,160
FX Energy Inc. (a)	9,600	87,840
General Maritime Corp.	6,300	168,714
GeoGlobal Resources Inc. (a)	7,600	38,684
Geokinetics Inc. (a)	1,900	58,957
Geomet Inc. (a)	2,886	22,107
GMX Resources Inc. (a)	3,000	103,800
Golar LNG Ltd.	7,700	128,282
Goodrich Petroleum Corp. (a)	3,344	115,803
Grey Wolf Inc. (a)	44,157	363,854
Gulf Island Fabrication Inc.	3,113	108,021
GulfMark Offshore Inc. (a)	5,780	296,051
Gulfport Energy Corp. (a)	4,100	81,918
Hanover Compressor Co. (a)	22,122	527,610
Harvest Natural Resources Inc. (a)	10,132	120,672
Hercules Offshore Inc. (a)	5,900	191,042
Horizon Offshore Inc. (a)	8,300	159,360
Hornbeck Offshore Services Inc. (a)	5,534	214,498
Input/Output Inc. (a)	16,632	259,625
International Coal Group Inc. (a)	28,900	172,822
Kayne Anderson Energy Development Co.	2,200	55,396
Knightsbridge Tankers Ltd.	4,600	140,346
Lufkin Industries Inc.	3,882	250,583
Mariner Energy Inc. (a)	20,172	489,171
Markwest Hydrocarbon Inc.	1,425	81,838
Matrix Service Co. (a)	6,200	154,070
McMoRan Exploration Co. (a)	6,348	88,872
Meridian Resource Corp. (a)	19,127	57,763
NATCO Group Inc. (a)	3,900	179,556
Newpark Resources Inc. (a)	21,457	166,292
NGP Capital Resources Co.	5,226	87,379
Nordic American Tanker Shipping Ltd.	6,000	245,040
Oil States International Inc. (a)	11,652	481,694
Oilsands Quest Inc. (a)	22,700	56,069
Pacific Ethanol Inc. (a)	7,800	102,960
Parallel Petroleum Corp. (a)	9,696	212,342
Parker Drilling Co. (a)	26,621	280,585
Penn Virginia Corp.	9,634	387,287
Petrohawk Energy Corp. (a)	39,629	628,516

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Petroleum Development Corp. (a)	3,818	$181,279
Petroquest Energy Inc. (a)	10,663	155,040
PHI Inc. (a)	2,900	86,391
Pioneer Drilling Co. (a)	10,882	162,251
Rentech Inc. (a)	42,500	110,075
Resource America Inc.	3,210	66,158
Rosetta Resources Inc. (a)	12,117	261,000
RPC Inc.	7,849	133,747
Ship Finance International Ltd.	8,200	243,376
Stone Energy Corp. (a)	6,287	215,393
SulphCo Inc. (a)	8,900	32,129
Superior Offshore International Inc. (a)	3,000	54,600
Superior Well Services Inc. (a)	3,500	88,935
Swift Energy Co. (a)	6,789	290,298
T-3 Energy Services Inc. (a)	1,600	53,520
Toreador Resources Corp. (a)	4,190	62,850
Trico Marine Services Inc. (a)	3,100	126,728
TXCO Resources Inc. (a)	8,300	85,324
Union Drilling Inc. (a)	3,700	60,754
Universal Compression Holdings Inc. (a)	7,211	522,581
Uranium Resources Inc. (a)	13,100	144,493
US BioEnergy Corp. (a)	2,185	24,822
USEC Inc. (a)	20,391	448,194
VAALCO Energy Inc. (a)	13,900	67,137
Venoco Inc. (a)	2,879	53,751
VeraSun Energy (a)	7,237	104,792
W-H Energy Services Inc. (a)	7,257	449,281
Warren Resources Inc. (a)	14,146	165,225
Whiting Petroleum Corp. (a)	8,783	355,887
Willbros Group Inc. (a)	6,400	189,952
World Fuel Services Corp.	6,728	282,980

		19,570,497

Financials (20.54%)
1st Source Corp.	2,527	62,973
21st Century Insurance Group	7,286	159,272
Abington Bancorp Inc.	1,120	10,696
Acadia Realty Trust	8,453	219,355
Accredited Home Lenders Holding Co. (a)	5,735	78,397
Advance America Cash Advance Centers Inc.	16,401	290,954
Advanta Corp. Class B	8,439	262,790
Affordable Residential Communities (a)	12,788	151,154
Agree Realty Corp.	2,760	86,250
Alabama National Bancorporation	4,426	273,704
Alesco Financial Inc.	11,700	95,121
Alexander’s Inc. (a)	440	177,870
Alexandria Real Estate Equities Inc.	7,289	705,721
Alfa Corp.	6,519	101,501
Amcore Financial Inc.	5,421	157,155
American Campus Communities Inc.	5,376	152,087

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Equity Investment Life Holdings Co.	14,269	$172,370
American Financial Realty Trust	30,000	309,600
American Home Mortgage Investment Corp.	11,209	206,021
American Physicians Capital Inc. (a)	2,713	109,876
AmericanWest Bancorp	3,263	59,484
Ameris Bancorp	2,230	50,108
Amerisafe Inc. (a)	5,100	100,113
AmTrust Financial Services Inc.	6,000	112,740
Anchor Bancorp Wisconsin Inc.	4,887	127,991
Anthracite Capital Inc.	14,155	165,613
Anworth Mortgage Asset Corp.	11,957	108,211
Apollo Investment Corp.	25,322	544,929
Arbor Realty Trust Inc.	3,756	96,942
Ares Capital Corp.	17,824	300,334
Argonaut Group Inc. (a)	7,943	247,901
Ashford Hospitality Trust Inc.	27,176	319,590
Aspen Insurance Holdings Ltd.	21,900	614,733
Associated Estates Realty Corp.	2,700	42,093
Assured Guaranty Ltd.	15,400	455,224
Asta Funding Inc.	2,947	113,253
Baldwin & Lyons Inc.	1,211	31,462
BancFirst Corp.	1,448	62,003
Banco Latinoamericano de Exportaciones SA	5,800	109,040
Bank Mutual Corp.	15,132	174,472
Bank of the Ozarks Inc.	2,518	70,177
BankAtlantic Bancorp Inc.	13,003	111,956
BankFinancial Corp.	6,800	105,060
BankUnited Financial Corp.	7,685	154,238
Banner Corp.	3,523	119,993
Berkshire Hills Bancorp Inc.	2,196	69,196
BioMed Realty Trust Inc.	16,051	403,201
Boston Private Financial Holdings Inc.	9,851	264,696
Bristol West Holdings Inc.	4,063	90,889
Brookline Bancorp Inc.	16,081	185,092
BRT Realty Trust	1,100	28,611
Calamos Asset Management Inc. Class A	6,151	157,158
Capital City Bank Group Inc.	2,498	78,287
Capital Corp. of the West	1,829	43,823
Capital Lease Funding Inc.	8,856	95,202
Capital Southwest Corp.	832	129,617
Capital Trust Inc.	2,914	99,484
Capitol Bancorp Ltd.	4,022	109,921
Cascade Bancorp	6,286	145,458
Cash America International Inc.	6,880	272,792
Castlepoint Holdings Ltd.	800	11,752
Cathay General Bancorp	13,399	449,402
CBRE Realty Finance Inc.	5,800	68,962
Cedar Shopping Centers Inc.	9,475	135,966

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Centennial Bank Holdings Inc. (a)	15,700	$132,979
Center Financial Corp.	3,581	60,591
Centerline Holding Co.	11,793	212,274
Central Pacific Financial Corp.	7,500	247,575
Chemical Financial Corp.	6,707	173,510
Chittenden Corp.	11,002	384,520
Citizens Banking Corp.	18,032	329,986
Citizens Inc. (a)	6,300	44,352
City Bank	3,504	110,411
City Holding Co.	3,671	140,709
Clayton Holdings Inc. (a)	2,300	26,197
Clifton Savings Bancorp Inc.	3,100	33,604
CNA Surety Corp. (a)	2,949	55,766
CoBiz Inc.	3,304	59,868
Cohen & Steers Inc.	4,434	192,657
Columbia Banking Systems Inc.	4,291	125,512
Commerce Group Inc.	13,600	472,192
Community Bancorp NV (a)	2,552	71,405
Community Bank System Inc.	7,487	149,890
Community Banks Inc.	5,379	173,311
Community Trust Bancorp Inc.	2,889	93,315
Compass Diversified Trust	6,100	108,763
CompuCredit Corp. (a)	4,981	174,435
Consolidated-Tomoka Land Co.	1,442	99,916
Corporate Office Properties Trust	9,175	376,267
Corus Bankshares Inc.	9,258	159,793
Cousins Properties Inc.	9,538	276,697
Cowen Group Inc. (a)	3,200	57,312
Crawford & Co.	4,776	32,286
Credit Acceptance Corp. (a)	1,898	50,923
Crescent Real Estate Equities Co.	18,900	424,116
Crystal River Capital Inc.	5,400	131,112
CVB Financial Corp.	14,063	156,381
Darwin Professional Underwriters Inc. (a)	1,200	30,204
DCT Industrial Trust Inc.	40,200	432,552
Deerfield Triarc Capital Corp.	11,600	169,708
Delphi Financial Group Inc.	10,518	439,863
Delta Financial Corp.	4,600	56,442
DiamondRock Hospitality Co.	21,555	411,269
Digital Realty Trust Inc.	12,200	459,696
Dime Community Bancshares	5,969	78,731
Dollar Financial Corp. (a)	4,100	116,850
Donegal Group Inc.	2,369	35,298
Downey Financial Corp.	5,000	329,900
EastGroup Properties Inc.	5,467	239,564
Education Realty Trust Inc.	8,425	118,203
eHealth Inc. (a)	2,800	53,452
EMC Insurance Group Inc.	946	23,480
Employers Holdings Inc.	13,800	293,112
Encore Capital Group Inc. (a)	3,100	38,688
Enstar Group Ltd. (a)	1,500	181,065

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Enterprise Financial Services Corp.	1,776	$44,151
Entertainment Properties Trust	6,000	322,680
Epoch Holding Corp. (a)	1,500	20,085
Equity Inns Inc.	12,397	277,693
Equity Lifestyle Properties Inc.	5,091	265,699
Equity One Inc.	9,946	254,120
eSpeed Inc. (a)	4,901	42,345
Evercore Partners Inc.	1,700	50,609
Extra Space Storage Inc.	14,108	232,782
EZCORP Inc. (a)	8,400	111,216
FBL Financial Group Inc.	2,898	113,949
FCStone Group Inc. (a)	1,500	85,965
Federal Agricultural Mortgage Corp. Class C	2,971	101,668
FelCor Lodging Trust Inc.	14,193	369,444
Financial Federal Corp.	6,355	189,506
First Acceptance Corp. (a)	3,120	31,699
First Bancorp (North Carolina)	2,182	40,869
First BanCorp (Puerto Rico)	18,719	205,722
First Busey Corp.	2,579	51,554
First Cash Financial Services Inc. (a)	6,714	157,376
First Charter Corp.	8,328	162,146
First Commonwealth Financial Corp.	15,721	171,673
First Community Bancorp (CA)	6,075	347,551
First Community Bancshares Inc.	1,951	60,852
First Financial Bancorp	9,423	141,251
First Financial Bankshares Inc.	4,270	165,719
First Financial Corp. Indiana	2,599	76,307
First Financial Holdings Inc.	2,795	91,424
First Indiana Corp.	3,430	75,872
First Industrial Realty Trust Inc.	11,476	444,810
First Merchants Corp.	3,806	91,458
First Mercury Financial Corp. (a)	2,630	55,151
First Midwest Bancorp Inc.	12,841	455,984
First Niagara Financial Group Inc.	28,241	369,957
First Place Financial Corp. Ohio	3,515	74,237
First Potomac Realty Trust	6,689	155,787
First Regional Bancorp (a)	1,413	35,947
First Republic Bank	6,983	374,708
First South Bancorp Inc.	1,363	36,665
First State Bancorporation	5,827	124,057
FirstFed Financial Corp. (a)	3,982	225,899
FirstMerit Corp.	20,000	418,600
Flagstar Bancorp Inc.	10,794	130,068
Flagstone Reinsurance Holdings Ltd. (a)	2,000	26,640
Flushing Financial Corp.	3,867	62,104
FNB Corp. (PA)	16,279	272,510
FPIC Insurance Group Inc. (a)	2,596	105,839
Franklin Bank Corp. (a)	5,985	89,177
Franklin Street Properties Corp.	13,084	216,409
Freedom Acquisition Holdings Inc. (a)	12,800	140,928
Fremont General Corp.	15,756	169,535
Friedman Billings Ramsey Group Inc.	36,800	200,928

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Frontier Financial Corp.	9,783	$220,411
GAMCO Investors Inc.	1,625	91,081
Getty Realty Corp.	3,794	99,706
GFI Group Inc. (a)	4,039	292,747
Glacier Bancorp Inc.	13,662	278,022
Gladstone Capital Corp.	2,611	56,032
Glimcher Realty Trust	8,270	206,750
GMH Communities Trust	8,283	80,262
Gramercy Capital Corp.	4,135	113,878
Great American Financial Resources Inc.	1,933	46,759
Great Southern Bancorp Inc.	1,882	50,908
Greater Bay Bancorp	12,201	339,676
Green Bankshares Inc.	2,596	81,151
Greenhill & Co. Inc.	4,349	298,820
Greenlight Capital Re Ltd. Class A (a)	2,900	65,337
Grubb & Ellis Co. (a)	4,700	54,520
Hancock Holding Co.	6,926	260,071
Hanmi Financial Corp.	10,830	184,760
Harleysville Group Inc.	3,632	121,164
Harleysville National Corp.	6,292	101,427
Healthcare Realty Trust Inc.	11,400	316,692
Heartland Financial USA Inc.	2,743	66,655
Hercules Technology Growth Capital Inc.	6,900	93,219
Heritage Commerce Corp.	2,304	54,559
Hersha Hospitality Trust	11,825	139,771
HFF Inc. Class A (a)	3,800	58,938
Highland Hospitality Corp.	14,784	283,853
Highwoods Properties Inc.	14,369	538,837
Hilb Rogal & Hobbs Co.	8,408	360,367
Home Bancshares Inc.	2,700	60,885
Home Properties Inc.	7,883	409,364
Horace Mann Educators Corp.	9,602	203,946
Horizon Financial Corp.	2,167	47,219
IBERIABANK Corp.	3,135	155,026
IMPAC Mortgage Holdings Inc.	19,885	91,670
Independence Holding Co.	600	12,258
Independent Bank Corp. (MA)	3,624	107,053
Independent Bank Corp. (MI)	5,972	102,778
Infinity Property & Casualty Corp.	5,058	256,592
Inland Real Estate Corp.	15,717	266,875
Innkeepers USA Trust	10,215	181,112
Integra Bank Corp.	4,055	87,061
Interactive Brokers Group Inc. Class A (a)	9,300	252,309
International Bancshares Corp.	11,550	295,911
International Securities Exchange Holdings Inc.	9,084	593,639
Investors Bancorp Inc. (a)	14,200	190,706
Investors Real Estate Trust	9,304	96,110
IPC Holdings Ltd.	16,000	516,640
Irwin Financial Corp.	5,549	83,069

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ITLA Capital Corp.	1,110	$57,853
James River Group Inc.	2,000	66,460
Jer Investors Trust Inc.	6,900	103,500
Kansas City Life Insurance Co.	1,495	69,547
KBW Inc. (a)	6,633	194,878
Kearny Financial Corp.	3,806	51,305
Kite Realty Group Trust	5,494	104,496
KNBT Bancorp Inc.	7,197	105,796
Knight Capital Group Inc. (a)	24,808	411,813
Kohlberg Capital Corp.	2,900	53,795
LaBranche & Co. Inc. (a)	11,499	84,863
Ladenburg Thalmann Financial Services Inc. (a)	21,100	48,530
Lakeland Bancorp Inc.	3,636	48,359
Lakeland Financial Corp.	2,132	45,348
LandAmerica Financial Group Inc.	4,103	395,898
LaSalle Hotel Properties	9,566	415,356
Lexington Realty Trust	16,022	333,258
LTC Properties Inc.	4,927	112,089
Luminent Mortgage Capital Inc.	12,964	130,807
Macatawa Bank Corp.	4,170	66,345
MAF Bancorp Inc.	7,850	425,941
Maguire Properties Inc.	9,037	310,240
MainSource Financial Group Inc.	3,361	56,431
Marathon Acquisition Corp. (a)	7,100	55,948
MarketAxess Holdings Inc. (a)	8,296	149,245
Max Capital Group Ltd.	13,900	393,370
MB Financial Inc.	7,937	275,731
MCG Capital Corp.	15,858	254,045
Meadowbrook Insurance Group Inc. (a)	6,700	73,432
Medical Properties Trust Inc.	13,300	175,959
Meruelo Maddux Properties Inc. (a)	11,000	89,760
MFA Mortgage Investments Inc.	19,969	145,374
Mid-America Apartment Communities Inc.	5,804	304,594
Midland Co.	2,393	112,327
Midwest Banc Holdings Inc.	3,645	52,853
Mission West Properties Inc.	3,400	47,396
Montpelier Re Holdings Ltd.	25,700	476,478
Move Inc. (a)	24,008	107,556
MVC Capital Inc.	5,200	97,812
Nara Bancorp Inc.	5,984	95,325
NASB Financial Inc.	1,546	52,023
National Financial Partners Corp.	8,763	405,815
National Health Investors Inc.	5,201	164,976
National Interstate Corp.	2,000	52,160
National Penn Bancshares Inc.	10,230	170,636
National Retail Properties Inc.	15,866	346,831
National Western Life Insurance Co.	522	132,024
Nationwide Health Properties Inc.	21,129	574,709
Navigators Group Inc. (a)	2,746	148,009
NBT Bancorp Inc.	7,175	161,868

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Nelnet Inc.	3,700	$90,428
NewAlliance Bancshares Inc.	27,106	399,000
Newcastle Investment Corp.	10,914	273,614
NewStar Financial Inc. (a)	3,332	47,414
NexCen Brands Inc. (a)	9,300	103,602
NorthStar Realty Finance Corp.	13,897	173,851
Northwest Bancorp Inc.	3,737	97,685
Novastar Financial Inc.	9,814	68,502
NTR Acquisition Co. (a)	4,600	43,562
NYMAGIC Inc.	1,000	40,200
Ocwen Financial Corp. (a)	8,712	116,131
Odyssey Re Holdings Corp.	7,246	310,781
Ohio Casualty Corp.	14,859	643,543
Old National Bancorp	17,387	288,798
Old Second Bancorp Inc.	3,904	113,841
Omega Financial Corp.	2,412	64,859
Omega Healthcare Investors Inc.	15,229	241,075
optionsXpress Holdings Inc.	10,870	278,924
Oriental Financial Group Inc.	6,368	69,475
Oritani Financial Corp. (a)	1,700	24,293
Pacific Capital Bancorp	12,063	325,460
Park National Corp.	2,654	225,033
Partners Trust Financial Group Inc.	9,712	101,976
Patriot Capital Funding Inc.	5,500	81,675
PennantPark Investment Corp.	3,300	46,332
Pennsylvania Real Estate Investment Trust	7,631	338,282
Penson Worldwide Inc. (a)	3,100	76,043
Peoples Bancorp Inc.	2,010	54,411
PFF Bancorp Inc.	6,549	182,914
Phoenix Co. Inc.	28,603	429,331
Pinnacle Financial Partners Inc. (a)	3,114	91,427
Piper Jaffray Co. (a)	4,333	241,478
Platinum Underwriters Holdings Ltd.	13,600	472,600
PMA Capital Corp. (a)	6,563	70,158
Post Properties Inc.	10,390	541,631
Preferred Bank	1,950	78,000
Presidential Life Corp.	4,357	85,659
Primus Guaranty Ltd. (a)	9,700	103,984
PrivateBancorp Inc.	4,608	132,710
ProAssurance Corp. (a)	7,793	433,836
Prospect Capital Corp.	5,600	97,832
Prosperity Bancshares Inc.	9,496	311,089
Provident Bankshares Corp.	8,589	281,547
Provident Financial Services Inc.	16,666	262,656
Provident New York Bancorp	9,070	122,536
PS Business Parks Inc.	3,991	252,910
PXRE Group Ltd. (a)	11,600	53,824
QC Holdings Inc.	1,300	19,500
Quadra Realty Trust Inc. (a)	3,000	37,530
RAIT Investment Trust	14,625	380,542
RAM Holdings Ltd. (a)	3,400	53,550

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ramco-Gershenson Properties Trust	4,218	$151,553
Realty Income Corp.	25,500	642,345
Redwood Trust Inc.	5,334	258,059
Renasant Corp.	3,616	82,228
Republic Bancorp Inc. (Kentucky)	1,449	24,039
Republic Property Trust	8,000	98,000
Resource Capital Corp.	4,300	60,114
RLI Corp.	5,638	315,446
Rockville Financial Inc.	1,257	18,981
Roma Financial Corp.	2,400	39,768
Royal Bancshares of Pennsylvania Inc.	420	8,278
S&T Bancorp Inc.	5,617	184,799
Safety Insurance Group Inc.	3,428	141,919
Sanders Morris Harris Group Inc.	4,975	57,909
Sandy Spring Bancorp Inc.	3,094	97,275
Santander BanCorp	1,715	25,485
Saul Centers Inc.	2,948	133,692
SCBT Financial Corp.	1,904	69,306
Scottish Re Group Ltd. (a)	14,500	70,905
Seabright Insurance Holdings (a)	5,100	89,148
Seacoast Banking Corp. of Florida	4,111	89,414
Security Bank Corp. (Georgia)	3,935	79,094
Security Capital Assurance Ltd.	5,100	157,437
Selective Insurance Group Inc.	14,202	381,750
Senior Housing Properties Trust	19,046	387,586
Sierra Bancorp	1,100	31,020
Signature Bank (a)	7,741	263,968
Simmons First National Corp.	2,790	76,976
South Financial Group Inc.	16,600	375,824
Southside Bancshares Inc.	1,988	43,179
Southwest Bancorp Inc.	4,155	99,886
Sovran Self Storage Inc.	4,473	215,420
Spirit Finance Corp.	25,944	377,745
State Auto Financial Corp.	3,946	120,945
Sterling Bancorp NY	4,708	75,469
Sterling Bancshares Inc. TX	19,693	222,728
Sterling Financial Corp. PA	7,109	74,787
Sterling Financial Corp. WA	12,736	368,580
Stewart Information Services Corp.	4,491	178,877
Stifel Financial Corp. (a)	3,488	205,408
Strategic Hotels & Resorts Inc.	17,193	386,671
Stratus Properties Inc. (a)	700	24,150
Suffolk Bancorp	2,093	66,809
Sun Bancorp Inc. (New Jersey) (a)	2,621	44,216
Sun Communities Inc.	4,768	141,943
Sunstone Hotel Investors Inc.	14,512	411,996
Superior Bancorp (a)	6,518	66,679
Susquehanna Bancshares Inc.	13,283	297,141
SVB Financial Group (a)	8,202	435,608
SWS Group Inc.	5,497	118,845
SY Bancorp Inc.	3,084	73,276
Tanger Factory Outlet Centers Inc.	7,025	263,086
Taylor Capital Group Inc.	1,789	49,251

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Technology Investment Capital Corp.	3,682	$58,139
Tejon Ranch Co. (a)	2,383	105,329
Texas Capital Bancshares Inc. (a)	6,180	138,123
The Bancorp Inc. (a)	1,978	44,228
Thomas Properties Group Inc.	4,900	78,302
Thomas Weisel Partners Group Inc. (a)	4,600	76,590
TierOne Corp.	4,419	133,012
Tompkins Trustco Inc.	1,833	68,554
Tower Group Inc.	5,191	165,593
TradeStation Group Inc. (a)	7,802	90,893
Triad Guaranty Inc. (a)	2,994	119,550
Trico Bancshares	2,492	55,721
Trustco Bank Corp. NY	20,810	205,603
Trustmark Corp.	12,459	322,190
U-Store-It Trust	11,581	189,813
U.S. Global Investors Inc. Class A	3,100	70,277
UCBH Holdings Inc.	23,879	436,269
UMB Financial Corp.	8,290	305,652
Umpqua Holdings Corp.	14,586	342,917
Union Bankshares Corp.	2,563	59,462
United America Indemnity Ltd. Class A (a)	5,100	126,837
United Bankshares Inc.	9,659	307,156
United Community Banks Inc.	9,755	252,557
United Community Financial Corp.	5,193	51,826
United Fire & Casualty Co.	5,092	180,155
United Security Bancshares	1,300	26,494
Universal American Financial Corp. (a)	9,856	209,736
Universal Health Realty Income Trust	3,155	105,062
Univest Corp. of Pennsylvania	2,236	50,355
Urstadt Biddle Properties Inc.	4,604	78,314
USB Holding Co. Inc.	2,998	57,142
ViewPoint Financial Group	2,700	46,467
Virginia Commerce Bancorp (a)	4,441	75,097
W Holding Co. Inc.	27,243	71,922
W.P. Stewart & Co. Ltd.	4,000	43,560
Waddell & Reed Financial Inc.	20,918	544,077
Washington Real Estate Investment Trust	11,802	401,268
Washington Trust Bancorp Inc.	2,456	61,916
Wauwatosa Holdings Inc. (a)	1,388	22,958
WesBanco Inc.	4,714	139,063
West Coast Bancorp (Oregon)	3,260	99,071
Westamerica Bancorporation	7,983	353,168
Western Alliance Bancorp (a)	3,400	101,490
Westfield Financial Inc.	5,260	52,442
Wilshire Bancorp Inc.	4,118	50,157
Winston Hotels Inc.	8,207	123,105
Winthrop Realty Trust	9,300	64,263
Wintrust Financial Corp.	5,786	253,716
World Acceptance Corp. (a)	4,481	191,473
WSFS Financial Corp.	1,735	113,521

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Yardville National Bancorp	1,841	$62,870
Zenith National Insurance Corp.	9,098	428,425

		72,244,750

Health Care (11.82%)
Abaxis Inc. (a)	5,121	106,824
Abiomed Inc. (a)	6,301	67,925
Acacia Research - Acacia Technologies (a)	6,800	109,888
Acadia Pharmaceuticals Inc. (a)	7,934	108,458
Accuray Inc. (a)	3,900	86,502
Acorda Therapeutics Inc. (a)	5,400	92,124
Adams Respiratory Therapeutics Inc. (a)	8,300	326,937
Advanced Magnetics Inc. (a)	3,200	186,112
Affymax Inc. (a)	727	19,600
Affymetrix Inc. (a)	16,000	398,240
Air Methods Corp. (a)	2,800	102,676
Akorn Inc. (a)	11,400	79,686
Albany Molecular Research Inc. (a)	5,323	79,047
Alexion Pharmaceuticals Inc. (a)	8,730	393,374
Alexza Pharmaceuticals Inc. (a)	4,100	33,907
Align Technology Inc. (a)	14,039	339,182
Alkermes Inc. (a)	23,849	348,195
Alliance Imaging Inc. (a)	4,642	43,588
Allos Therapeutics Inc. (a)	8,300	36,686
Allscripts Healthcare Solution Inc. (a)	12,832	326,959
Alnylam Pharmaceuticals Inc. (a)	8,100	123,039
Alpharma Inc.	9,981	259,606
Altus Pharmaceuticals Inc. (a)	4,300	49,622
Amedisys Inc. (a)	5,899	214,311
American Dental Partners Inc. (a)	3,500	90,895
American Medical Systems Holdings Inc. (a)	17,107	308,610
AMERIGROUP Corp. (a)	12,200	290,360
Amicus Therapeutics Inc. (a)	2,958	34,017
AMN Healthcare Services Inc. (a)	8,295	182,490
Amsurg Corp. (a)	7,204	173,905
Analogic Corp.	3,406	250,375
Angiodynamics Inc. (a)	5,500	99,055
Animal Health International Inc. (a)	2,101	30,444
Applera Corp. - Celera Group (a)	18,097	224,403
Apria Healthcare Group Inc. (a)	10,276	295,641
Arena Pharmaceuticals Inc. (a)	14,058	154,497
Ariad Pharmaceuticals Inc. (a)	18,144	99,611
ArQule Inc. (a)	8,900	62,745
Array Biopharma Inc. (a)	12,378	144,451
Arrow International Inc.	5,673	217,162
Arthrocare Corp. (a)	6,473	284,229
Aspect Medical Systems Inc. (a)	3,962	59,272
Assisted Living Concepts Inc. Class A (a)	13,200	140,580
Auxilium Pharmaceuticals Inc. (a)	7,400	117,956
Beijing Med-Pharm Corp. (a)	5,700	60,819

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bentley Pharmaceuticals Inc. (a)	3,815	$46,314
Bio-Rad Laboratories Inc. (a)	4,396	332,206
Bio-Reference Labs Inc. (a)	2,746	75,103
Biodel Inc. (a)	712	14,098
Bioenvision Inc. (a)	14,333	82,845
BioMarin Pharmaceutical Inc. (a)	22,543	404,421
BioMimetic Therapeutics Inc. (a)	2,100	32,823
Bionovo Inc. (a)	8,600	33,196
Biosite Inc. (a)	3,564	329,634
Bradley Pharmaceuticals Inc. (a)	3,600	78,156
Bruker BioSciences Corp. (a)	14,713	132,564
Cadence Pharmaceuticals Inc. (a)	3,120	37,846
Cantel Medical Corp. (a)	2,100	35,721
Capital Senior Living Corp. (a)	4,100	38,622
Caraco Pharmaceutical Laboratories Inc. (a)	2,074	31,483
Cell Genesys Inc. (a)	19,614	65,707
Centene Corp. (a)	10,109	216,535
Cepheid Inc. (a)	12,430	181,478
Chemed Corp.	6,012	398,536
Computer Programs & Systems Inc.	2,284	70,758
Conceptus Inc. (a)	7,600	147,212
Conmed Corp. (a)	7,429	217,521
Corvel Corp. (a)	1,905	49,797
Cross Country Healthcare Inc. (a)	7,789	129,921
CryoLife Inc. (a)	5,400	70,254
Cubist Pharmaceuticals Inc. (a)	13,566	267,386
Cutera Inc. (a)	3,600	89,712
CV Therapeutics Inc. (a)	14,902	196,855
Cyberonics Inc. (a)	5,476	92,106
Cynosure Inc. Class A (a)	2,000	72,860
Cypress Bioscience Inc. (a)	8,201	108,745
Cytokinetics Inc. (a)	6,300	35,595
CytRx Corp. (a)	22,700	70,824
Datascope Inc.	3,437	131,568
Dendreon Corp. (a)	18,855	133,493
Digene Corp. (a)	4,924	295,686
Dionex Corp. (a)	4,898	347,709
Discovery Laboratories Inc. (a)	22,300	63,109
DJO Inc. (a)	5,302	218,814
Durect Corp. (a)	16,048	61,785
Eclipsys Corp. (a)	11,221	222,176
Emergency Medical Services Corp. (a)	2,500	97,825
Emeritus Corp. (a)	1,100	34,078
Encysive Pharmaceuticals Inc. (a)	17,658	31,431
Enzo Biochem Inc. (a)	6,661	99,582
Enzon Pharmaceuticals Inc. (a)	12,015	94,318
eResearch Technology Inc. (a)	11,137	105,913
ev3 Inc. (a)	3,500	59,080
Exelixis Inc. (a)	24,115	291,792
Foxhollow Technologies Inc. (a)	4,721	100,274
Genesis HealthCare Corp. (a)	4,697	321,369

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Genomic Health Inc. (a)	3,800	$71,440
Gentiva Health Services Inc. (a)	6,726	134,924
GenVec Inc. (a)	13,500	31,725
Geron Corp. (a)	16,373	115,266
Greatbatch Inc. (a)	4,856	157,334
GTx Inc. (a)	3,572	57,831
Haemonetics Corp. (a)	6,097	320,763
Halozyme Therapeutics Inc. (a)	14,600	134,758
Hansen Medical Inc. (a)	2,815	53,175
HealthExtras Inc. (a)	6,791	200,878
Healthsouth Corp. (a)	19,300	349,523
Healthspring Inc. (a)	10,600	202,036
Healthways Inc. (a)	8,370	396,487
HMS Holdings Corp. (a)	4,500	86,130
Hologic Inc. (a)	12,636	698,897
Human Genome Sciences Inc. (a)	32,290	288,027
Hythiam Inc. (a)	6,600	57,090
I-Flow Corp. (a)	5,802	97,125
ICU Medical Inc. (a)	3,532	151,664
Idenix Pharmaceuticals Inc. (a)	6,069	35,807
Illumina Inc. (a)	12,587	510,906
Immucor Inc. (a)	16,135	451,296
Immunomedics Inc. (a)	15,500	64,325
Incyte Corp. (a)	22,154	132,924
Indevus Pharmaceuticals Inc. (a)	15,700	105,661
Insulet Corp. (a)	1,065	15,123
Integra LifeSciences Holdings Corp. (a)	4,527	223,724
InterMune Inc. (a)	6,089	157,949
Invacare Corp.	7,704	141,214
inVentiv Health Inc. (a)	7,256	265,642
Inverness Medical Innovations Inc. (a)	11,297	576,373
Isis Pharmaceuticals Inc. (a)	19,302	186,843
Javelin Pharmaceuticals Inc. (a)	9,100	56,329
Kendle International Inc. (a)	3,300	121,341
Kensey Nash Corp. (a)	3,300	88,473
Keryx Biopharmaceuticals Inc. (a)	11,323	110,626
Kindred Healthcare Inc. (a)	7,285	223,795
Kosan Biosciences Inc. (a)	8,700	45,414
KV Pharmaceutical Co.	9,080	247,339
Kyphon Inc. (a)	10,797	519,876
Landauer Inc.	1,980	97,515
LCA-Vision Inc.	4,805	227,084
LHC Group Inc. (a)	3,200	83,840
Lifecell Corp. (a)	7,730	236,074
Ligand Pharmaceuticals Inc. Class B (a)	20,200	138,976
Luminex Corp. (a)	8,138	100,179
Magellan Health Services Inc. (a)	9,653	448,575
MannKind Corp. (a)	9,255	114,114
Martek Biosciences Corp. (a)	8,437	219,109
Matria Healthcare Inc. (a)	5,178	156,790
Maxygen Inc. (a)	5,179	44,384
Medarex Inc. (a)	29,600	422,984
Medcath Corp. (a)	2,756	87,641

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medical Action Industries Inc. (a)	4,050	$73,143
Medicines Co. (a)	12,110	213,378
Medicis Pharmaceutical Corp.	12,935	395,035
Medivation Inc. (a)	5,500	112,365
Mentor Corp.	9,213	374,785
Meridian Bioscience Inc.	8,908	192,947
Merit Medical Systems Inc. (a)	6,797	81,292
Metabolix Inc. (a)	3,000	75,090
MGI Pharma Inc. (a)	19,397	433,911
Micrus Endovascular Corp. (a)	4,000	98,400
Minrad International Inc. (a)	9,500	56,335
Molina Healthcare Inc. (a)	2,729	83,289
Momenta Pharmaceuticals Inc. (a)	6,611	66,639
MWI Veterinary Supply Inc. (a)	1,700	67,813
Myriad Genetics Inc. (a)	10,770	400,536
Nabi Biopharmaceuticals (a)	15,411	70,891
Nastech Pharmaceutical Co. Inc. (a)	6,743	73,566
National Healthcare Corp.	1,573	81,167
Natus Medical Inc. (a)	5,700	90,744
Nektar Therapeutics (a)	21,699	205,924
Neurocrine Biosciences Inc. (a)	9,938	111,604
Neurogen Corp. (a)	6,300	41,832
Nighthawk Radiology Holdings Inc. (a)	5,200	93,860
Northstar Neuroscience Inc. (a)	3,600	41,868
Novacea Inc. (a)	2,200	20,790
Noven Pharmaceuticals Inc. (a)	6,441	151,041
NuVasive Inc. (a)	8,022	216,674
NxStage Medical Inc. (a)	4,100	53,013
Obagi Medical Products Inc. (a)	900	15,948
Odyssey HealthCare Inc. (a)	9,213	109,266
Omnicell Inc. (a)	8,800	182,864
Omrix Biopharmaceuticals Inc. (a)	3,600	113,256
Onyx Pharmaceuticals Inc. (a)	11,127	299,316
Option Care Inc.	6,670	102,718
OraSure Technologies Inc. (a)	11,075	90,594
Orexigen Therapeutics Inc. (a)	1,337	20,082
Orthofix International NV (a)	3,700	166,389
OSI Pharmaceuticals Inc. (a)	13,500	488,835
Osiris Therapeutics Inc. (a)	2,600	35,126
Owens & Minor Inc.	9,265	323,719
Pain Therapeutics Inc. (a)	8,759	76,291
Palomar Medical Technologies Inc. (a)	4,279	148,524
Par Pharmaceutical Cos Inc. (a)	8,221	232,079
Parexel International Corp. (a)	6,867	288,826
Parkway Properties Inc.	3,645	175,069
Penwest Pharmaceutical Co. (a)	6,149	76,678
Pharmanet Development Group Inc. (a)	4,895	156,053
Pharmion Corp. (a)	6,471	187,335
Phase Forward Inc. (a)	9,207	154,954
PolyMedica Corp.	5,588	228,270
Poniard Pharmaceuticals Inc. (a)	4,600	31,280
Pozen Inc. (a)	6,699	121,051
PRA International (a)	4,733	119,745

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Progenics Pharmaceuticals Inc. (a)	5,939	$128,104
Protalix BioTherapeutics Inc. (a)	7,400	199,726
PSS World Medical Inc. (a)	16,833	306,697
Psychiatric Solutions Inc. (a)	13,374	484,941
Quidel Corp. (a)	7,700	135,212
Radiation Therapy Services Inc. (a)	3,542	93,296
Regeneration Technologies Inc. (a)	7,900	88,875
Regeneron Pharmaceutical Inc. (a)	14,729	263,944
RehabCare Group Inc. (a)	3,594	51,179
Res-Care Inc. (a)	5,788	122,358
Rigel Pharmaceuticals Inc. (a)	8,299	73,944
Salix Pharmaceuticals Ltd. (a)	12,075	148,523
Santarus Inc. (a)	13,600	70,312
Savient Pharmaceuticals Inc. (a)	13,163	163,484
Sciele Pharma Inc. (a)	7,979	187,985
Seattle Genetics Inc. (a)	9,100	89,271
Sirona Dental Systems Inc. (a)	4,400	166,452
Sirtris Pharmaceuticals Inc. (a)	632	6,238
Skilled Healthcare Group Inc. Class A (a)	6,100	94,611
Somaxon Pharmaceuticals Inc. (a)	2,900	35,264
Sonic Innovations Inc. (a)	5,300	46,375
SonoSite Inc. (a)	3,969	124,746
Spectranetics Corp. (a)	8,400	96,768
Stereotaxis Inc. (a)	5,835	76,205
STERIS Corp.	15,604	477,482
Sun Healthcare Group Inc. (a)	10,900	157,941
Sunrise Senior Living Inc. (a)	10,464	418,455
SuperGen Inc. (a)	14,234	79,141
SurModics Inc. (a)	4,000	200,000
Symbion Inc. (a)	5,805	126,027
Symmetry Medical Inc. (a)	9,008	144,218
Synta Pharmaceuticals Corp. (a)	1,500	12,450
Tanox Inc. (a)	6,539	126,922
Telik Inc. (a)	13,023	44,018
Tercica Inc. (a)	6,300	32,130
Thoratec Corp. (a)	13,130	241,461
TomoTherapy Inc. (a)	2,200	48,224
TriZetto Group Inc. (a)	10,772	208,546
Trubion Pharmaceuticals Inc. (a)	1,600	33,408
United Therapeutics Corp. (a)	5,005	319,119
Valeant Pharmaceuticals International	22,000	367,180
Vanda Pharmaceuticals Inc. (a)	6,700	135,742
Varian Inc. (a)	7,735	424,110
Ventana Medical Systems Inc. (a)	6,796	525,127
Verenium Corp. (a)	8,503	43,110
ViroPharma Inc. (a)	16,200	223,560
Visicu Inc. (a)	2,900	26,535
Vital Images Inc. (a)	4,390	119,232
Vital Signs Inc.	2,324	129,098
VIVUS Inc. (a)	12,200	63,806
Volcano Corp. (a)	5,100	103,071
West Pharmaceutical Services Inc.	7,549	355,935
Wright Medical Group Inc. (a)	8,645	208,517

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Xenoport Inc. (a)	5,200	$230,984
XOMA Ltd. (a)	29,100	88,464
Zoll Medical Corp. (a)	5,066	113,022
ZymoGenetics Inc. (a)	9,495	138,722

		41,556,626

Industrials (15.73%)
3D Systems Corp. (a)	3,272	81,375
Aaon Inc.	1,688	53,763
AAR Corp. (a)	8,603	283,985
ABM Industries Inc.	10,235	264,165
ABX Air Inc. (a)	15,111	121,795
ACCO Brands Corp. (a)	12,300	283,515
Accuride Corp. (a)	4,967	76,541
Actuant Corp. Class A	6,250	394,125
Acuity Brands Inc.	10,662	642,705
Administaff Inc.	5,399	180,812
Advisory Board Co. (a)	4,678	259,910
Aecom Technology Corp. (a)	9,032	224,084
Aerovironment Inc. (a)	1,204	24,814
Airtran Holdings Inc. (a)	20,867	227,868
Alaska Air Group Inc. (a)	9,717	270,716
Albany International Corp. Class A	6,551	264,922
Allegiant Travel Co. (a)	1,610	49,491
Altra Holdings Inc. (a)	1,800	31,104
Ambassadors International Inc.	2,500	83,150
Amerco Inc. (a)	2,688	202,944
American Commercial Lines Inc. (a)	15,000	390,750
American Ecology Corp.	3,846	82,381
American Railcar Industries Inc.	2,300	89,700
American Reprographics Co. (a)	6,521	200,782
American Science & Engineering Inc. (a)	2,281	129,675
American Superconductor Corp. (a)	8,950	172,824
American Woodmark Corp.	3,270	113,142
Ameron International Corp.	2,152	194,089
Ampco-Pittsburgh Corp.	1,900	76,171
AMREP Corp.	500	23,775
AO Smith Corp.	4,929	196,618
Apogee Enterprises Inc.	7,136	198,523
Applied Industrial Technologies Inc.	11,149	328,895
ARGON ST Inc. (a)	3,663	85,018
Arkansas Best Corp.	5,390	210,048
Arrowhead Research Corp. (a)	7,100	35,713
Asset Acceptance Capital Corp. (a)	4,199	74,322
Astec Industries Inc. (a)	4,214	177,915
ASV Inc. (a)	5,774	99,775
Atlas Air Worldwide Holdings Inc. (a)	3,543	208,824
AZZ Inc. (a)	2,500	84,125
Badger Meter Inc.	2,830	79,976
Baldor Electric Co.	10,897	537,004
Barnes Group Inc.	10,544	334,034
Barrett Business Services Inc.	1,200	30,996

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Beacon Roofing Supply Inc. (a)	10,385	$176,441
Belden Inc.	10,731	593,961
Blount International Inc. (a)	9,194	120,257
BlueLinx Holdings Inc.	2,335	24,494
Bowne & Co. Inc.	7,365	143,691
Brady Corp.	11,579	430,044
Briggs & Stratton Corp.	11,780	371,777
Bucyrus International Inc. Class A	8,721	617,272
Builders Firstsource Inc. (a)	4,100	65,846
Cascade Corp.	2,662	208,807
Casella Waste Systems Inc. (a)	5,945	64,087
CBIZ Inc. (a)	14,036	103,165
CDI Corp.	3,305	106,421
Celadon Group Inc. (a)	6,500	103,350
Cenveo Inc. (a)	12,571	291,521
Ceradyne Inc. (a)	6,420	474,823
Chart Industries Inc. (a)	3,600	102,384
CIRCOR International Inc.	3,721	150,440
Clarcor Inc.	12,267	459,154
Clean Harbors Inc. (a)	4,035	199,410
Coinstar Inc. (a)	7,168	225,649
Coleman Cable Inc. (a)	2,200	56,892
Color Kinetics Inc. (a)	4,547	151,915
Columbus McKinnon Corp. (a)	4,700	151,340
Comfort Systems USA Inc.	8,973	127,237
Commercial Vehicle Group Inc. (a)	5,559	103,564
CompX International Inc.	818	15,133
COMSYS IT Partners Inc. (a)	4,145	94,547
Consolidated Graphics Inc. (a)	2,701	187,125
Cornell Co. Inc. (a)	3,200	78,592
CoStar Group Inc. (a)	4,388	232,037
CPI Corp.	1,100	76,450
CRA International Inc. (a)	3,015	145,323
Cubic Corp.	3,265	98,538
Curtiss-Wright Corp.	11,028	514,015
Deluxe Corp.	12,300	499,503
DeVry Inc.	14,959	508,905
Diamond Management & Technology Consultants Inc.	7,559	99,779
Dollar Thrifty Automotive Group Inc. (a)	5,712	233,278
Dycom Industries Inc. (a)	9,933	297,791
Dynamex Inc. (a)	3,104	79,245
Dynamic Materials Corp.	3,154	118,275
DynCorp International Inc. (a)	6,600	145,134
Eagle Bulk Shipping Inc.	9,300	208,413
EDO Corp.	4,164	136,871
EGL Inc. (a)	7,781	361,661
Electro Rent Corp.	3,606	52,431
EMCOR Group Inc. (a)	7,306	532,607
Encore Wire Corp.	5,795	170,605
Energy Conversion Devices Inc. (a)	9,214	283,975
EnerSys (a)	6,023	110,221
Ennis Inc.	6,632	155,985

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EnPro Industries Inc. (a)	5,448	$233,120
ESCO Technologies Inc. (a)	6,010	217,923
Esterline Technologies Corp. (a)	5,848	282,517
Evergreen Solar Inc. (a)	21,670	201,531
Exponent Inc. (a)	4,326	96,773
ExpressJet Holdings Inc. (a)	11,911	71,228
Federal Signal Corp.	10,434	165,483
First Advantage Corp. Class A (a)	2,001	46,043
Florida East Coast Industries Inc.	9,066	752,297
Flow International Corp. (a)	8,000	100,800
Force Protection Inc. (a)	16,600	342,624
Forward Air Corp.	7,208	245,721
Franklin Electric Co. Inc.	5,098	240,524
Freightcar America Inc.	3,160	151,174
FTI Consulting Inc. (a)	9,962	378,855
Fuel Tech Inc. (a)	4,500	154,125
FuelCell Energy Inc. (a)	17,310	137,095
G&K Services Inc. Class A	4,780	188,858
Gehl Co. (a)	2,679	81,334
Genco Shipping & Trading Ltd.	3,900	160,914
GenCorp Inc. (a)	14,026	183,320
Genesee & Wyoming Inc. (a)	7,988	238,362
Genlyte Group Inc. (a)	7,044	553,236
Geo Group Inc. (a)	12,080	351,528
GeoEye Inc. (a)	3,600	78,228
Global Cash Access Holdings Inc. (a)	9,700	155,394
Goodman Global Inc. (a)	8,400	186,648
GrafTech International Ltd. (a)	23,227	391,143
Granite Construction Inc.	8,405	539,433
Great Lakes Dredge & Dock Co. (a)	2,900	27,550
Greenbrier Companies Inc.	3,507	105,982
Griffon Corp. (a)	6,697	145,861
H&E Equipment Services Inc. (a)	3,800	105,412
Hardinge Inc.	2,900	98,687
Healthcare Services Group Inc.	6,994	206,323
Heartland Express Inc.	15,226	248,184
Heico Corp.	5,778	243,138
Heidrick & Struggles International Inc. (a)	4,512	231,195
Herman Miller Inc.	15,800	499,280
Hexcel Corp. (a)	22,774	479,848
Horizon Lines Inc.	7,600	248,976
Houston Wire & Cable Co. (a)	3,700	105,117
Hub Group Inc. (a)	9,774	343,654
Hudson Highland Group Inc. (a)	6,446	137,880
Hurco Companies Inc. (a)	1,500	74,970
Huron Consulting Group Inc. (a)	4,436	323,872
ICT Group Inc. (a)	2,100	39,291
IHS Inc. (a)	7,200	331,200
II-VI Inc. (a)	5,298	143,947
IKON Office Solutions Inc.	26,089	407,249
Infrasource Services Inc. (a)	9,404	348,888
Innerworkings Inc. (a)	4,752	76,127

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Innovative Solutions & Support Inc. (a)	3,416	$79,319
Insituform Technologies Inc. (a)	6,256	136,443
Insteel Industries Inc.	4,900	88,200
Integrated Electrical Services Inc. (a)	3,400	112,098
Interface Inc.	13,905	262,248
Interline Brands Inc. (a)	6,939	180,969
Interpool Inc.	2,254	60,633
Ionatron Inc. (a)	8,195	31,960
Jackson Hewitt Tax Service Inc.	7,692	216,222
Jetblue Airways Corp. (a)	41,500	487,625
Kadant Inc. (a)	3,558	111,010
Kaman Corp.	5,646	176,099
Kaydon Corp.	6,732	350,872
Kelly Services Inc. Class A	5,416	148,723
Kenexa Corp. (a)	6,200	233,802
Kforce Inc. (a)	7,126	113,873
Knight Transportation Inc.	13,796	267,366
Knoll Inc.	11,444	256,346
Korn/Ferry International (a)	10,633	279,223
L.B. Foster Co. (a)	2,900	83,172
Labor Ready Inc. (a)	11,110	256,752
Ladish Co. Inc. (a)	3,400	146,200
Lamson & Sessions Co. (a)	3,400	90,338
Lawson Products Inc.	711	27,516
Layne Christensen Co. (a)	3,626	148,485
LECG Corp. (a)	6,628	100,149
Lindsay Corp.	2,998	132,781
LSI Industries Inc.	5,290	94,691
M & F Worldwide Corp. (a)	2,764	184,027
Marten Transport Ltd. (a)	4,159	74,904
MasTec Inc. (a)	9,381	148,407
McGrath Rentcorp	5,440	183,274
Medis Technologies Ltd. (a)	5,694	83,645
Mercury Computer Systems Inc. (a)	5,670	69,174
Michael Baker Corp. (a)	2,100	78,015
Middleby Corp. (a)	3,234	193,458
Midwest Air Group Inc. (a)	6,400	96,128
Miller Industries Inc. (a)	2,500	62,750
Mine Safety Appliances Co.	7,318	320,236
Mobile Mini Inc. (a)	8,694	253,865
Moog Inc. (a)	9,243	407,709
MTC Technologies Inc. (a)	2,214	54,376
Mueller Industries Inc.	9,511	327,559
Mueller Water Products Inc.	27,800	474,268
Multi-Color Corp.	900	35,379
NACCO Industries Inc.	1,236	192,186
Navigant Consulting Inc. (a)	13,048	242,171
NCI Building Systems Inc. (a)	4,732	233,430
Nordson Corp.	7,672	384,827
Nuco2 Inc. (a)	3,961	101,679
Odyssey Marine Exploration Inc. (a)	10,900	65,509
Old Dominion Freight Line Inc. (a)	6,575	198,236
On Assignment Inc. (a)	9,100	97,552

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Orbital Sciences Corp. (a)	13,666	$287,123
Pacer International Inc.	8,805	207,094
Park-Ohio Holdings Corp. (a)	1,500	40,950
Patriot Transportation Holding Inc. (a)	200	17,340
PeopleSupport Inc. (a)	6,100	69,235
Perini Corp. (a)	6,218	382,593
PGT Inc. (a)	3,700	40,441
PHH Corp. (a)	12,402	387,066
PICO Holdings Inc. (a)	3,347	144,791
Pike Electric Corp. (a)	3,800	85,044
Pinnacle Airlines Corp. (a)	5,200	97,500
Portfolio Recovery Associates Inc. (a)	3,983	239,060
Powell Industries Inc. (a)	1,535	48,752
Power-One Inc. (a)	16,208	64,508
Preformed Line Products Co.	400	19,204
Raven Industries Inc.	4,192	149,696
RBC Bearings Inc. (a)	5,100	210,375
Regal-Beloit Corp.	7,622	354,728
Republic Airways Holdings Inc. (a)	9,232	187,871
Resources Connection Inc. (a)	11,583	384,324
Robbins & Myers Inc.	3,329	176,870
Rollins Inc.	5,995	136,506
RSC Holdings Inc. (a)	4,300	86,000
Rush Enterprises Inc. Class A (a)	5,712	124,065
Saia Inc. (a)	3,635	99,090
SAIC Inc. (a)	23,300	421,031
Schawk Inc.	3,882	77,718
School Specialty Inc. (a)	5,564	197,188
Sequa Corp. (a)	1,571	175,952
Simpson Manufacturing Co. Inc.	8,757	295,461
SkyWest Inc.	16,021	381,780
Spherion Corp. (a)	13,893	130,455
Standard Parking Corp. (a)	900	31,617
Standard Register Co.	3,596	40,994
Standex International Corp.	2,827	80,400
Stanley Inc. (a)	1,330	23,435
Sun Hydraulics Corp.	2,000	98,500
Superior Essex Inc. (a)	5,149	192,315
TAL International Group Inc.	3,400	101,014
Taleo Corp. (a)	4,400	99,132
Taser International Inc. (a)	14,892	207,892
TBS International Ltd. Class A (a)	1,500	42,600
Team Inc. (a)	1,800	80,946
Tecumseh Products Co. (a)	4,237	66,563
Teledyne Technologies Inc. (a)	8,559	393,286
TeleTech Holdings Inc. (a)	10,205	331,458
Tennant Co.	4,576	167,024
Tetra Tech Inc. (a)	13,851	298,489
The Gormann-Rupp Co.	2,230	71,048
The Providence Service Corp. (a)	3,099	82,805
Titan International Inc.	5,378	169,999
TransDigm Group Inc. (a)	2,554	103,335
Tredegar Corp.	8,099	172,509

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Trex Co. Inc. (a)	3,134	$61,520
TriMas Corp. (a)	2,600	31,408
Triumph Group Inc.	3,882	254,155
TurboChef Technologies Inc. (a)	5,330	74,194
Twin Disc Inc.	1,300	93,483
UAP Holding Corp.	12,121	365,327
Ultrapetrol Bahamas Ltd. (a)	3,200	75,840
United Industrial Corp.	2,265	135,855
United Stationers Inc. (a)	6,954	463,415
Universal Forest Products Inc.	4,010	169,463
Universal Truckload Services Inc. (a)	1,100	21,857
Valmont Industries Inc.	4,532	329,748
Viad Corp.	5,162	217,682
Vicor Corp.	3,808	50,380
Volt Information Sciences Inc. (a)	3,103	57,219
Wabash National Corp.	8,051	117,786
Wabtec Corp.	11,441	417,940
Walter Industries Inc.	12,000	347,520
Washington Group International Inc. (a)	6,972	557,830
Waste Connections Inc. (a)	16,240	491,098
Waste Industries USA Inc.	1,400	47,796
Waste Services Inc. (a)	6,057	73,593
Watsco Inc.	5,499	299,146
Watson Wyatt Worldwide Inc.	10,033	506,466
Watts Water Technologies Inc.	7,524	281,924
Werner Enterprises Inc.	11,126	224,189
Williams Scotsman International Inc. (a)	7,200	171,432
Woodward Governor Co.	7,355	394,743
Xerium Technologies Inc.	3,492	26,609

		55,306,771

Information Technology (17.34%)
24/7 Real Media Inc. (a)	12,500	146,625
3Com Corp. (a)	91,971	379,840
Acme Packet Inc. (a)	4,600	52,854
Actel Corp. (a)	6,637	92,321
Actuate Corp. (a)	12,900	87,591
Adaptec Inc. (a)	27,524	104,866
Adtran Inc.	14,052	364,930
Advanced Analogic Technologies Inc. (a)	10,300	99,910
Advanced Energy Industries Inc. (a)	9,133	206,954
Advent Software Inc. (a)	5,005	162,913
Aeroflex Inc. (a)	17,909	253,771
Agile Software Corp. (a)	14,523	117,055
Agilysys Inc.	7,360	165,600
AMIS Holdings Inc. (a)	14,650	183,418
Amkor Technology Inc. (a)	24,964	393,183
ANADIGICS Inc. (a)	13,700	188,923
Anaren Inc. (a)	4,446	78,294
Andrew Corp. (a)	37,200	537,168
Anixter International Inc. (a)	7,396	556,253
Ansoft Corp. (a)	4,084	120,437

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ansys Inc. (a)	17,944	$475,516
Applied Micro Circuits Corp. (a)	67,450	168,625
Ariba Inc. (a)	19,194	190,213
Arris Group Inc. (a)	25,393	446,663
Art Technology Group Inc. (a)	34,300	91,238
AsiaInfo Holdings Inc. (a)	8,500	82,450
Aspen Technology Inc. (a)	21,320	298,480
Asyst Technologies Inc. (a)	12,175	88,025
Atheros Communications (a)	13,123	404,713
ATMI Inc. (a)	8,888	266,640
AuthenTec Inc.	318	3,291
Authorize.Net Holdings Inc. (a)	7,350	131,491
Avanex Corp. (a)	49,000	88,200
Avid Technology Inc. (a)	9,900	349,965
Avocent Corp. (a)	12,032	349,048
Axcelis Technologies Inc. (a)	25,786	167,351
Bankrate Inc. (a)	2,583	123,777
BearingPoint Inc. (a)	46,422	339,345
Bel Fuse Inc.	2,770	94,263
Benchmark Electronics Inc. (a)	16,577	374,972
BigBand Networks Inc. (a)	2,444	32,041
Black Box Corp.	4,455	184,348
Blackbaud Inc.	10,911	240,915
Blackboard Inc. (a)	6,591	277,613
Blue Coat Systems Inc. (a)	3,239	160,395
Borland Software Corp. (a)	20,101	119,400
Bottomline Technologies Inc. (a)	4,431	54,723
Brightpoint Inc. (a)	12,161	167,700
Brooks Automation Inc. (a)	17,749	322,144
C-COR Inc. (a)	12,269	172,502
Cabot Microelectronics Corp. (a)	5,861	208,007
CACI International Inc. (a)	7,200	351,720
Cass Information Systems Inc.	1,050	38,073
Cavium Networks Inc. (a)	1,161	26,262
Checkpoint Systems Inc. (a)	9,209	232,527
Chordiant Software Inc. (a)	8,560	134,050
Ciber Inc. (a)	11,343	92,786
Cirrus Logic Inc. (a)	22,497	186,725
CMGI Inc. (a)	114,956	224,164
CNET Networks Inc. (a)	36,483	298,796
Cogent Inc. (a)	10,371	152,350
Cognex Corp.	11,561	260,238
Coherent Inc. (a)	7,450	227,299
Cohu Inc.	6,008	133,678
Commvault Systems Inc. (a)	9,188	158,677
comScore Inc. (a)	651	15,071
Comtech Group Inc. (a)	4,100	67,691
Comtech Telecommunications Corp. (a)	5,497	255,171
Comverge Inc. (a)	928	28,777
Concur Technologies Inc. (a)	8,497	194,156
Conexant Systems Inc. (a)	111,660	154,091
Covansys Corp. (a)	7,136	242,124
CPI International Inc. (a)	1,100	21,813

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cray Inc. (a)	8,700	$66,381
Credence Systems Corp. (a)	25,841	93,028
CSG Systems International Inc. (a)	11,165	295,984
CTS Corp.	7,641	96,735
CyberSource Corp. (a)	7,929	95,624
Cymer Inc. (a)	8,576	344,755
Daktronics Inc.	7,552	162,217
DealerTrack Holdings Inc. (a)	7,600	279,984
Digi International Inc. (a)	6,648	97,992
Digital River Inc. (a)	9,711	439,423
Diodes Inc. (a)	4,993	208,558
Ditech Networks Inc. (a)	8,077	66,151
DivX Inc. (a)	5,000	75,000
Double-Take Software Inc. (a)	2,600	42,666
DSP Group Inc. (a)	7,724	158,110
DTS Inc. (a)	4,884	106,325
Eagle Test Systems Inc. (a)	2,100	33,726
Earthlink Inc. (a)	29,432	219,857
Echelon Corp. (a)	7,144	111,661
eCollege.com Inc. (a)	4,827	107,401
eFunds Corp. (a)	10,897	384,555
Electro Scientific Industries Inc. (a)	6,738	140,150
Electronics for Imaging Inc. (a)	13,608	384,018
EMS Technologies Inc. (a)	4,200	92,652
Emulex Corp. (a)	19,888	434,354
EnerNOC Inc. (a)	630	24,022
Entegris Inc. (a)	33,193	394,333
Epicor Software Corp. (a)	13,014	193,518
EPIQ Systems Inc. (a)	6,990	112,958
Equinix Inc. (a)	7,517	687,580
Euronet Worldwide Inc. (a)	11,081	323,122
Exar Corp. (a)	8,467	113,458
Excel Technology Inc. (a)	3,446	96,281
Exlservice Holdings Inc. (a)	4,865	91,170
Extreme Networks Inc. (a)	30,464	123,379
FalconStor Software Inc. (a)	8,916	94,064
FARO Technologies Inc. (a)	3,200	101,952
FEI Co. (a)	8,186	265,718
Finisar Corp. (a)	61,575	232,753
Flir Systems Inc. (a)	16,000	740,000
Formfactor Inc. (a)	11,069	423,943
Forrester Research Inc. (a)	3,052	85,853
Foundry Networks Inc. (a)	34,754	579,002
Gartner Inc. (a)	17,051	419,284
Gateway Inc. (a)	71,090	113,033
Genesis Microchip Inc. (a)	8,307	77,754
Gerber Scientific Inc. (a)	4,500	52,290
Gevity HR Inc.	6,578	127,153
Glu Mobile Inc. (a)	1,700	23,630
Greenfield Online Inc. (a)	5,900	93,869
Harmonic Inc. (a)	19,254	170,783
Harris Stratex Networks Inc. Class A (a)	5,750	103,385
Heartland Payment Systems Inc.	3,300	96,789

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Hittite Microwave Corp. (a)	3,600	$153,828
Hughes Communications Inc. (a)	1,300	67,834
Hutchinson Technology Inc. (a)	6,528	122,792
Hypercom Corp. (a)	13,541	80,027
i2 Technologies Inc. (a)	4,100	76,424
iBasis Inc.	7,000	70,350
iGate Corp. (a)	6,126	49,131
Imation Corp.	8,159	300,741
Imergent Inc.	3,200	78,272
Immersion Corp. (a)	6,900	103,362
Infinera Corp. (a)	597	14,877
Infocrossing Inc. (a)	4,611	85,165
Informatica Corp. (a)	21,108	311,765
Infospace Inc. (a)	7,635	177,208
InfoUSA Inc.	6,625	67,708
Integral Systems Inc.	1,983	48,207
Inter-Tel Inc.	4,985	119,291
Interactive Intelligence Inc. (a)	2,700	55,620
InterDigital Communications Corp. (a)	11,330	364,486
Intermec Inc. (a)	13,947	352,999
Internap Network Services Corp. (a)	11,190	161,360
Internet Capital Group Inc. (a)	10,321	127,980
InterVoice Inc. (a)	9,677	80,609
Interwoven Inc. (a)	9,661	135,640
Intevac Inc. (a)	5,532	117,610
iPass Inc. (a)	14,828	80,368
IPG Photonics Corp. (a)	2,526	50,394
Isilon Systems Inc. (a)	1,541	23,762
Itron Inc. (a)	7,209	561,869
Ixia (a)	9,203	85,220
IXYS Corp. (a)	5,114	42,702
j2 Global Communications Inc. (a)	11,616	405,398
Jack Henry & Associates Inc.	19,596	504,597
JDA Software Group Inc. (a)	6,932	136,075
Kemet Corp. (a)	20,096	141,677
Keynote Systems Inc. (a)	2,900	47,560
Komag Inc. (a)	6,661	212,419
Kulicke & Soffa Industries Inc. (a)	15,228	159,437
L-1 Identity Solutions Inc. (a)	14,147	289,306
Lattice Semiconductor Corp. (a)	28,293	161,836
Lawson Software Inc. (a)	31,084	307,421
Limelight Networks Inc. (a)	279	5,519
Lionbridge Technologies Inc. (a)	14,692	86,536
Liquidity Services Inc. (a)	2,200	41,316
Littelfuse Inc. (a)	5,837	197,115
LivePerson Inc. (a)	7,500	40,125
LoJack Corp. (a)	4,914	109,533
LoopNet Inc. (a)	6,600	153,978
Loral Space & Communications Inc. (a)	2,600	128,128
LTX Corp. (a)	15,869	88,232
Macrovision Corp. (a)	12,654	380,379
Magma Design Automation Inc. (a)	9,869	138,561
Manhattan Associates Inc. (a)	7,005	195,510

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ManTech International Corp. (a)	4,637	$142,959
Marchex Inc. Class B	6,172	100,727
Mattson Technology Inc. (a)	12,652	122,724
MAXIMUS Inc.	4,913	213,126
Measurement Specialties Inc. (a)	3,000	71,040
Mentor Graphics Corp. (a)	19,826	261,108
Methode Electronics Inc.	9,667	151,289
Micrel Inc.	14,695	186,920
MICROS Systems Inc. (a)	9,808	533,555
Microsemi Corp. (a)	17,716	424,298
MicroStrategy Inc. (a)	2,225	210,240
Microtune Inc. (a)	12,977	67,870
Midway Games Inc. (a)	7,523	47,846
MIPS Technologies Inc. (a)	10,820	95,108
MKS Instruments Inc. (a)	11,578	320,711
Monolithic Power Systems Inc. (a)	5,025	87,686
MPS Group Inc. (a)	24,525	327,899
MRV Communications Inc. (a)	32,288	104,936
MSC.Software Corp. (a)	9,500	128,630
MTS Systems Corp.	4,457	199,094
Multi-Fineline Electronix Inc. (a)	2,234	38,335
Ness Technologies Inc. (a)	7,505	97,640
Net 1 UEPS Technologies Inc. (a)	10,500	253,575
Netgear Inc. (a)	7,948	288,115
Netlogic Microsystems Inc. (a)	4,044	128,761
Network Equipment Technologies Inc. (a)	5,500	52,470
Newport Corp. (a)	9,418	145,791
Nextwave Wireless Inc. (a)	5,400	45,090
NIC Inc.	7,606	52,025
Novatel Wireless Inc. (a)	7,280	189,426
Nuance Communications Inc. (a)	32,140	537,702
Omniture Inc. (a)	7,200	165,024
Omnivision Technologies Inc. (a)	12,480	226,013
ON Semiconductor Corp. (a)	58,937	631,805
On2 Technologies Inc. (a)	29,000	87,000
Online Resources Corp. (a)	7,318	80,352
OpenTV Corp. Class A (a)	18,400	39,008
Openwave Systems Inc.	19,752	123,648
Oplink Communications Inc. (a)	4,611	69,165
OpNext Inc. (a)	4,672	61,857
Opsware Inc. (a)	22,060	209,791
Optium Corp. (a)	2,215	28,020
Orbcomm Inc. (a)	5,700	93,537
OSI Systems Inc. (a)	4,065	111,178
OYO Geospace Corp. (a)	1,000	74,190
Packeteer Inc. (a)	8,494	66,338
Palm Inc. (a)	24,076	385,457
Parametric Technology Corp. (a)	27,294	589,823
Park Electrochemical Corp.	5,188	146,198
PC Connection Inc. (a)	2,900	38,396
PDF Solutions Inc. (a)	5,699	67,419
Pegasystems Inc.	2,200	24,046

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Perficient Inc. (a)	7,500	$155,250
Pericom Semiconductor Corp. (a)	7,309	81,568
Perot Systems Corp. (a)	21,715	370,024
Photronics Inc. (a)	10,872	161,775
Plantronics Inc.	10,938	286,794
Plexus Corp. (a)	11,133	255,948
PLX Technology Inc. (a)	6,211	69,315
PMC-Sierra Inc. (a)	49,700	384,181
Polycom Inc. (a)	22,023	739,973
Powerwave Technologies Inc. (a)	31,136	208,611
Progress Software Corp. (a)	9,835	312,655
Pros Holdings Inc. (a)	700	9,170
QAD Inc.	2,454	20,368
Quality Systems Inc.	3,668	139,274
Quantum Corp. (a)	43,540	138,022
Quest Software Inc. (a)	17,198	278,436
Rackable Systems Inc. (a)	6,800	84,048
Radiant Systems Inc. (a)	6,614	87,569
Radisys Corp. (a)	5,229	64,840
RealNetworks Inc. (a)	24,379	199,176
Renaissance Learning Inc.	1,792	23,565
RF Micro Devices Inc. (a)	44,720	279,053
RightNow Technologies Inc. (a)	3,694	60,619
Rimage Corp. (a)	2,000	63,180
Rofin-Sinar Technologies Inc. (a)	3,967	273,723
Rogers Corp. (a)	4,065	150,405
Rudolph Technologies Inc. (a)	6,317	104,925
S1 Corp. (a)	14,644	117,006
Safeguard Scientifics Inc. (a)	25,000	70,250
Sapient Corp. (a)	19,608	151,570
SAVVIS Inc. (a)	6,800	336,668
Scansource Inc. (a)	6,552	209,598
SeaChange International Inc. (a)	5,800	45,008
Secure Computing Corp. (a)	12,508	94,936
Semitool Inc. (a)	5,645	54,248
Semtech Corp. (a)	17,322	300,190
SI International Inc. (a)	3,481	114,943
Sigma Designs Inc. (a)	5,800	151,322
Silicon Graphics Inc. (a)	1,200	31,848
Silicon Image Inc. (a)	20,073	172,226
Silicon Storage Technology Inc. (a)	23,984	89,460
Sirenza Microdevices Inc. (a)	8,700	103,269
SiRF Technology Holdings Inc. (a)	12,238	253,816
Skyworks Solutions Inc. (a)	37,767	277,587
Smart Modular Technologies Inc. (a)	11,300	155,488
Smith Micro Software Inc. (a)	7,700	115,962
Sohu.com Inc. (a)	6,204	198,466
Solera Holdings Inc. (a)	5,600	108,528
Sonic Solutions (a)	6,309	79,556
SonicWALL Inc. (a)	15,466	132,853
Sonus Networks Inc. (a)	60,406	514,659
SourceForge Inc. (a)	18,000	75,960

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Spansion Inc. Class A (a)	20,600	$228,660
SPSS Inc. (a)	4,758	210,018
SRA International Inc. (a)	9,200	232,392
Standard Microsystems Corp. (a)	5,432	186,535
Starent Networks Corp. (a)	427	6,277
STEC Inc. (a)	8,700	55,941
Stratasys Inc. (a)	2,607	122,477
Super Micro Computer Inc. (a)	1,407	14,084
Supertex Inc. (a)	2,980	93,393
Switch & Data Facilities Co. (a)	2,474	47,476
Sybase Inc. (a)	21,300	508,857
Sycamore Networks Inc. (a)	44,474	178,785
Sykes Enterprises Inc. (a)	7,569	143,735
Symmetricom Inc. (a)	11,346	95,306
Synaptics Inc. (a)	6,516	233,208
Synchronoss Technologies Inc. (a)	4,100	120,294
SYNNEX Corp. (a)	3,305	68,116
Syntel Inc.	2,605	79,166
Take-Two Interactive Software Inc. (a)	17,000	339,490
Technitrol Inc.	10,180	291,861
TechTarget (a)	1,226	15,754
Techwell Inc. (a)	4,200	55,020
Tekelec (a)	14,437	208,182
Terremark Worldwide Inc. (a)	11,058	71,324
Tessera Technologies Inc. (a)	11,072	448,970
The BISYS Group Inc. (a)	29,000	343,070
The Knot Inc. (a)	7,000	141,330
TheStreet.com Inc.	4,700	51,136
THQ Inc. (a)	15,509	473,335
TIBCO Software Inc. (a)	49,820	450,871
TNS Inc. (a)	7,005	100,942
Transaction Systems Architects Inc. (a)	9,016	303,479
Travelzoo Inc. (a)	2,034	54,084
Trident Microsystems Inc. (a)	13,584	249,266
TriQuint Semiconductor Inc. (a)	35,109	177,652
TTM Technologies Inc. (a)	9,960	129,480
Tyler Technologies Inc. (a)	8,090	100,397
Ultimate Software Group Inc. (a)	5,833	168,749
Ultra Clean Holdings Inc. (a)	5,200	72,696
Ultratech Inc. (a)	6,479	86,365
Unica Corp. (a)	1,800	29,700
United Online Inc.	15,237	251,258
Universal Display Corp. (a)	5,433	85,352
UTStarcom Inc. (a)	25,343	142,174
ValueClick Inc. (a)	23,440	690,542
VASCO Data Security International Inc. (a)	6,702	152,538
Veeco Instruments Inc. (a)	8,202	170,109
ViaSat Inc. (a)	5,764	185,024
Vignette Corp. (a)	7,730	148,107
Visual Sciences Inc. (a)	5,333	82,502
Vocus Inc. (a)	3,400	85,374

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Volterra Semiconductor Corp. (a)	4,721	$67,038
Websense Inc. (a)	10,502	223,167
Wind River Systems Inc. (a)	19,054	209,594
Wright Express Corp. (a)	9,983	342,117
X-Rite Inc.	6,166	91,072
Zoran Corp. (a)	11,494	230,340
Zygo Corp. (a)	4,500	64,305

		60,971,172

Materials (4.81%)
A. Schulman Inc.	7,060	171,770
AEP Industries Inc. (a)	1,400	63,014
AM Castle & Co.	2,389	85,789
AMCOL International Corp.	5,644	154,138
American Vanguard Corp.	3,613	51,738
Apex Silver Mines Ltd. (a)	14,500	292,610
AptarGroup Inc.	16,500	586,740
Arch Chemicals Inc.	6,082	213,721
Balchem Corp.	3,592	65,267
Bowater Inc.	13,075	326,221
Brush Engineered Materials Inc. (a)	4,852	203,735
Buckeye Technologies Inc. (a)	8,274	127,999
Calgon Carbon Corp. (a)	10,752	124,723
Cambrex Corp.	7,781	103,254
Century Aluminum Co. (a)	5,683	310,462
CF Industries Holdings Inc.	13,200	790,548
Chesapeake Corp.	4,594	57,747
Claymont Steel Holdings Inc. (a)	1,700	36,363
Coeur d’Alene Mines Corp. (a)	65,375	234,696
Compass Minerals International Inc.	7,950	275,547
Deltic Timber Corp.	2,730	149,659
Ferro Corp.	10,340	257,776
Flotek Industries Inc. (a)	2,300	137,885
Georgia Gulf Corp.	8,211	148,701
Gibraltar Industries Inc.	6,182	136,931
Glatfelter	10,596	144,000
Graphic Packaging Corp. (a)	14,160	68,534
Greif Inc.	7,792	464,481
Haynes International Inc. (a)	2,700	227,961
HB Fuller Co.	13,814	412,900
Headwaters Inc. (a)	9,401	162,355
Hecla Mining Co. (a)	28,691	245,021
Hercules Inc. (a)	27,891	548,058
Idaho General Mines Inc. (a)	12,700	80,518
Innophos Holdings Inc.	4,200	60,060
Innospec Inc.	3,106	183,906
Kaiser Aluminum Corp. (a)	3,500	255,080
Koppers Holdings Inc.	3,800	127,984
Kronos Worldwide Inc.	710	17,928
Landec Corp. (a)	4,300	57,620
LSB Industries Inc. (a)	4,000	85,520
Mercer International Inc.-SBI (a)	8,744	89,189

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Metal Management Inc.	6,094	$268,563
Minerals Technologies Inc.	4,609	308,573
Myers Industries Inc.	6,045	133,655
Neenah Paper Inc.	3,984	164,380
NewMarket Corp.	3,593	173,793
NL Industries Inc.	1,843	18,467
Northwest Pipe Co. (a)	1,700	60,469
Olin Corp.	17,608	369,768
Olympic Steel Inc.	2,400	68,784
OM Group Inc. (a)	6,969	368,800
Pioneer Companies Inc. (a)	2,914	100,154
PolyOne Corp. (a)	23,048	165,715
Potlatch Corp.	9,234	397,524
Quanex Corp.	8,841	430,557
Rock-Tenn Co. Class A	8,518	270,191
Rockwood Holdings Inc. (a)	8,574	313,380
Royal Gold Inc.	5,631	133,849
RTI International Metals Inc. (a)	5,379	405,415
Ryerson Inc.	6,136	231,020
Schnitzer Steel Industries Inc.	5,184	248,521
Schweitzer-Mauduit International Inc.	3,630	112,530
Senomyx Inc. (a)	7,860	106,110
Sensient Technology Corp.	10,544	267,712
ShengdaTech Inc. (a)	5,000	26,600
Silgan Holdings Inc.	5,986	330,906
Spartech Corp.	8,304	220,471
Stepan Co.	1,151	34,852
Stillwater Mining Co. (a)	9,999	110,089
Symyx Technologies Inc. (a)	8,469	97,478
Terra Industries Inc. (a)	22,179	563,790
Texas Industries Inc.	6,550	513,586
Tronox Inc. Class B	10,300	144,715
U.S. Gold Corp. (a)	12,600	69,300
Universal Stainless & Alloy Products Inc. (a)	1,800	63,414
US Concrete Inc. (a)	9,300	80,817
Wausau Paper Corp.	11,826	158,468
Wheeling-Pittsburgh Corp. (a)	3,527	67,119
Worthington Industries Inc.	16,467	356,511
WR Grace & Co. (a)	16,376	401,048
Zoltek Companies Inc. (a)	5,005	207,858

		16,903,101

Telecommunication Services (1.50%)
Alaska Communications Systems Group Inc.	10,979	173,907
Aruba Networks Inc. (a)	1,500	30,150
Atlantic Tele-Network Inc.	1,800	51,552
Cbeyond Inc. (a)	5,200	200,252
Centennial Communications Corp. (a)	6,728	63,849
Cincinnati Bell Inc. (a)	61,385	354,805
Cogent Communications Group Inc. (a)	12,200	364,414

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Consolidated Communications Holdings Inc.	4,800	$108,480
CT Communications Inc.	4,775	145,685
Dobson Communications Corp. (a)	34,892	387,650
Eschelon Telecom Inc. (a)	2,200	65,120
FairPoint Communications Inc.	8,040	142,710
FiberTower Corp. (a)	27,600	119,508
General Communication Inc. Class A (a)	13,682	175,267
Global Crossing Ltd. (a)	6,100	115,168
Globalstar Inc. (a)	4,395	45,488
Golden Telecom Inc.	4,024	221,360
ICO Global Communications Holdings Ltd. (a)	22,500	78,300
IDT Corp. Class B	12,063	124,490
InPhonic Inc. (a)	6,505	30,313
Iowa Telecommunications Service Inc.	8,097	184,045
iPCS Inc. (a)	4,000	135,480
North Pittsburgh Systems Inc.	3,085	65,556
NTELOS Holdings Corp.	6,100	168,604
Paetec Holding Corp. (a)	17,826	201,256
Premiere Global Services Inc. (a)	18,240	237,485
Rural Cellular Corp. Class A (a)	3,100	135,811
Shenandoah Telecommunications Co.	1,546	78,583
SureWest Communications	3,362	91,581
Syniverse Holdings Inc. (a)	5,690	73,174
Time Warner Telecom Inc. (a)	35,016	703,822
USA Mobility Inc. (a)	6,049	161,871
Vonage Holdings Corp. (a)	12,900	40,119

		5,275,855

Utilities (2.58%)
Allete Inc.	6,186	291,051
American States Water Co.	4,978	177,068
Aquila Inc. (a)	92,744	379,323
Avista Corp.	11,906	256,574
Black Hills Corp.	9,089	361,288
Cadiz Inc. (a)	2,300	51,681
California Water Service Group	4,304	161,357
Cascade Natural Gas Corp.	2,369	62,565
Central Vermont Public Service Corp.	2,000	75,360
CH Energy Group Inc.	3,926	176,552
Cleco Corp.	14,184	347,508
Consolidated Water Co. Ltd.	2,900	84,999
El Paso Electric Co. (a)	11,032	270,946
Empire District Electric Co.	7,130	159,498
EnergySouth Inc.	1,312	66,912
Idacorp Inc.	10,455	334,978
ITC Holdings Corp.	10,400	422,552
Laclede Group Inc.	4,688	149,453
MGE Energy Inc.	4,359	142,409
New Jersey Resources Corp.	6,540	333,671
Nicor Inc.	10,824	464,566

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
Northwest Natural Gas Co.	6,173	$285,131
NorthWestern Corp.	9,523	302,927
Ormat Technologies Inc.	2,900	109,272
Otter Tail Corp.	6,466	207,365
Piedmont Natural Gas Co. Inc.	19,200	473,280
PNM Resources Inc.	19,270	535,513
Portland General Electric Co.	6,700	183,848
SEMCO Energy Inc. (a)	6,500	50,505
SJW Corp.	3,348	111,488
South Jersey Industries Inc.	6,550	231,739
Southwest Gas Corp.	10,224	345,673
Southwest Water Co.	6,615	84,474
UIL Holdings Corp.	6,258	207,140
Unisource Energy Corp.	7,811	256,904
Westar Energy Inc.	21,700	526,876
WGL Holdings Inc.	11,900	388,416

		9,070,862

Total Common Stocks
(cost $272,589,846)		346,465,788

Short-term Investments (1.46%)
JPMorgan Prime Money Market Fund	4,459,473	4,459,473
U.S. Treasury Bills, (b) 4.955%, 08/09/2007	$680,000	676,772

Total Short-term Investments
(cost $5,135,677)		5,136,245

TOTAL INVESTMENTS (99.98%)
(cost $277,725,523)		351,602,033
OTHER ASSETS, NET OF LIABILITIES (0.02%)		83,602

NET ASSETS (100.00%)		$351,685,635

(a)	Non-income producing security.

(b)	At June 30, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (95.90%) (a)
Australia (6.04%)
ABC Learning Centres Ltd.	5,434	$31,796
AGL Energy Ltd.	8,050	103,440
Alinta Ltd.	8,340	107,564
Alumina Ltd.	24,149	159,934
Amcor Ltd.	17,066	108,069
AMP Ltd.	36,537	312,825
Ansell Ltd.	1,967	20,322
APN News & Media Ltd.	4,395	21,775
Aristocrat Leisure Ltd.	6,844	83,219
Asciano Group (b)	10,499	90,168
Australia & New Zealand Banking Group Ltd.	35,874	881,105
Australian Stock Exchange	3,607	148,540
AXA Asia Pacific Holdings	15,030	94,500
Babcock & Brown Ltd.	4,339	117,624
BHP Billiton Ltd.	67,666	2,021,904
Billabong International Ltd.	2,124	32,250
Bluescope Steel	12,857	112,526
Boral Ltd.	12,081	89,678
Brambles Ltd. (b)	29,478	303,900
Caltex Australian Ltd.	2,825	56,569
Centro Properties Group	16,143	116,083
CFS Retail Property Trust	24,275	44,101
Challenger Financial Service	5,317	26,195
Coca-Cola Amatil Ltd.	10,592	85,517
Cochlear Ltd.	1,111	57,366
Coles Group Ltd.	22,438	306,354
Commonwealth Bank of Australia	24,855	1,162,779
Commonwealth Property Office	21,676	30,750
Computershare Ltd.	9,455	90,217
CSL Ltd.	3,654	271,994
CSR Ltd.	18,677	54,970
DB RREEF Trust	52,479	87,122
Downer Edi Ltd.	3,817	23,787
Fairfax Media Ltd.	24,280	96,596
Fortescue Metals Group Ltd. (b)	2,006	57,307
Foster’s Group Ltd.	38,984	210,370
Futuris Corp. Ltd.	7,418	17,472
Goodman Fielder Ltd.	16,201	33,340
GPT Group	38,285	150,907
Harvey Norman Holdings Ltd.	8,815	39,429
Iluka Resources Ltd.	3,420	17,826
ING Industrial Fund	13,208	26,156
Insurance Australia Group Ltd.	35,562	171,535
Investa Property Group	32,034	79,085
James Hardie Industries Ltd.	6,878	50,756
Leighton Holdings Ltd.	2,641	92,055
Lend Lease Corp. Ltd.	7,171	112,565
Lion Nathan Ltd.	6,271	49,216
Macquarie Airports	9,991	34,141
Macquarie Bank Ltd.	5,005	359,484

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Communications Infrastructure Group	4,804	$25,708
Macquarie Goodman Group	26,446	150,089
Macquarie Infrastructure Group	51,763	157,665
Macquarie Office Trust	31,375	44,370
Mirvac Group	20,110	97,000
Multiplex Group	7,811	32,517
National Australia Bank Ltd.	31,101	1,080,838
Newcrest Mining Ltd.	6,951	134,155
Onesteel Ltd.	9,497	51,660
Orica Ltd.	5,506	138,740
Origin Energy Ltd.	16,787	141,155
Pacific Brands Ltd.	11,294	32,980
Paladin Resources Ltd. (b)	8,760	60,870
Paperlinx Ltd.	6,208	19,540
Perpetual Trustees Australia	548	36,420
Publishing & Broadcasting	8,569	142,002
Qantas Airways Ltd.	16,321	77,436
QBE Insurance Group Ltd.	15,914	419,890
Rinker Group Ltd.	17,754	282,919
Rio Tinto Ltd.	5,610	467,972
Santos Ltd.	12,339	145,692
Sonic Healthcare Ltd.	5,138	65,486
Stockland	27,637	190,393
Stockland - New	730	5,415
Suncorp-Metway Ltd.	18,180	310,500
Symbion Health Ltd.	10,071	34,807
Tabcorp Holding Ltd.	10,280	149,365
Tattersall’s Ltd.	22,000	87,498
Telstra Corp. Ltd.	55,309	215,186
Telstra Corp. Ltd. Installment Receipts	31,571	83,053
Toll Holdings Ltd.	10,499	128,657
Transurban Group	21,172	143,547
Wesfarmers Ltd.	7,441	288,116
Westfield Group	31,457	530,781
Westpac Banking Corp.	36,031	782,403
Woodside Petroleum Ltd.	8,590	332,069
Woolworths Ltd.	23,172	529,546
WorleyParsons Ltd.	3,279	94,321
Zinifex Ltd.	9,550	151,449

		16,715,393

Austria (0.61%)
Andritz AG	636	41,885
BWIN Interactive Entertainment AG (b)	300	9,884
Erste Bank Der Oester Spark	3,715	289,549
Flughafen Wien AG	163	16,076
IMMOEAST Immobilien Anlagen AG (b)	7,935	111,976
Immofinanz Immobilien Anlagen AG (b)	8,406	122,418
Mayr-Melnhof Karton AG	48	10,887
Meinl European Land Ltd. (b)	5,832	167,162
Oest Elektrizatswirts AG Class A	1,590	81,306

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
OMV AG	3,260	$217,459
Raiffeisen International Bank Holding AG	600	94,769
RHI AG (b)	493	26,910
Telekom Austria AG	7,255	180,669
VoestAlpine AG	2,218	186,446
Wiener Staedtische Allgemeine Versicherung AG	530	37,771
Wienerberger AG	1,315	96,692

		1,691,859

Belgium (1.17%)
Agfa Gevaert NV	2,245	57,910
Barco NV	165	15,316
Bekaert NV	182	26,692
Belgacom SA	3,032	134,191
Cofinimmo	103	19,614
Colruyt SA	226	47,173
Compagnie Maritime Belge SA	295	20,592
D’Ieteren NV	69	30,845
Delhaize Group	1,455	142,912
Dexia	10,397	324,761
Euronav SA	354	12,877
Fortis	23,952	1,015,174
Groupe Bruxelles Lambert SA	1,464	181,974
InBev NV	3,481	275,714
KBC GROEP NV	3,404	458,750
Mobistar SA	402	34,243
Omega Pharma SA	317	27,442
Solvay SA	1,193	187,795
Suez-Lyonnaise Strips (b) (c)	1,640	22
UCB SA	2,270	134,259
Umicore	470	101,905

		3,250,161

Denmark (0.81%)
A P Moller-Maersk A/S	21	252,587
Bang & Olufsen Class B	178	21,284
Carlsberg A/S Class B	609	73,614
Coloplast Class B	352	28,518
Dampskibsselskabet Torm A/S	400	14,925
Danisco A/S	932	69,488
Danske Bank	8,858	362,223
DSV A/S	3,960	77,564
East Asiatic Co. Ltd. A/S	263	14,464
FLSmidth & Co. A/S (b)	1,059	82,926
GN Store Nord (b)	3,993	47,131
H. Lundbeck A/S	1,015	25,716
Jyske Bank A/S (b)	1,072	77,248
NKT Holding A/S	343	34,049
Novo Nordisk A/S	4,684	509,503
Novozymes A/S Class B	950	110,107

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Sydbank A/S	1,107	$52,932
Topdanmark A/S (b)	375	63,944
Trygvesta A/S	462	36,303
Vestas Wind Systems A/S (b)	3,509	230,268
William DeMant Holding (b)	484	47,936

		2,232,730

Finland (1.60%)
Amer Sports OYJ Class A	1,120	27,644
Cargotec Corp.	526	32,347
Elisa Corp. Class A	3,147	85,785
Fortum OYJ	8,857	276,758
Kesko OYJ	1,473	97,724
Kone Corp. OYJ Class B	1,493	93,846
Konecranes OYJ	832	34,769
Metso OYJ	2,458	144,657
Neste Oil OYJ	2,575	100,905
Nokia OYJ	79,713	2,238,754
Nokian Renkaat OYJ	1,599	56,019
OKO Bank	800	14,824
Orion OYJ Class B	1,088	27,228
Outokumpu OYJ	1,966	66,124
Rautaruukki OYJ	1,714	109,493
Sampo Insurance Co.	9,024	259,826
SanomaWSOY OYJ	903	28,534
Stora Enso OYJ R Shares	12,322	231,842
Tietoenator Corp. OYJ	1,272	40,870
UPM-Kymmene OYJ	10,224	251,614
Uponor OYJ	962	37,401
Wartsila OYJ Class B	1,275	83,842
YIT OYJ	2,593	81,378

		4,422,184

France (10.04%)
Accor SA	3,624	320,363
Aeroports de Paris (ADP)	549	63,710
Air France	2,563	119,255
Air Liquide SA	4,790	628,554
Alcatel-Lucent	44,570	623,428
Alstom (b)	2,096	349,512
Arcelor Mittal	17,485	1,092,847
Atos Origin (b)	1,217	76,061
AXA	30,560	1,313,637
BIC SA	441	32,478
BNP Paribas	16,289	1,934,860
Bouygues	4,192	351,227
Business Objects SA (b)	1,468	57,343
Cap Gemini	2,672	195,346
Carrefour SA	11,731	823,910
Casino Guichard Perrachon	696	70,377
CNP Assurances	768	98,134
Compagnie De Saint-Gobain	6,463	724,000

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	12,369	$501,908
Dassault Systemes SA	1,100	69,349
Essilor International	1,932	230,112
European Aeronautic Defense	6,724	218,218
France Telecom SA	32,143	881,565
Gaz de France	3,758	189,572
Gecina SA	133	22,227
Groupe Danone	8,722	704,440
Hermes International SCA	1,203	135,993
Icade	473	36,434
Imerys SA	434	43,934
Klepierre	445	75,355
L’Oreal SA	4,942	584,146
Lafarge SA	2,968	540,925
Lagardere SCA	2,336	202,597
LVMH Moet Hennessy Louis Vuitton SA	4,838	556,681
M6 Metropole Television	898	29,190
Michelin Class B	2,816	393,518
Neopost SA	459	67,160
PagesJaunes SA	2,005	42,206
Pernod-Ricard	1,766	389,909
Peugeot SA	3,010	242,487
PPR SA	1,407	245,429
Publicis Groupe SA	2,617	115,646
Renault SA	3,667	588,145
Safran SA	2,411	61,656
Sanofi-Aventis	19,788	1,598,614
Schneider Electric SA	4,275	598,961
SCOR Regroupe	1,795	48,725
Societe des Autoroutes Paris	326	33,127
Societe Generale Class A	7,183	1,330,850
Societe Television Francaise 1	2,490	86,064
Sodexho Alliance	1,737	124,207
STMicroelectronics NV	13,318	256,665
Suez SA	19,271	1,101,689
Technip SA	1,923	158,940
Thales SA	1,579	96,488
Thomson SA	3,949	75,522
Total SA	41,672	3,378,680
Unibail	1,515	387,437
Valeo	1,039	55,748
Vallourec SA	874	279,440
Veolia Environnement	6,818	535,491
Vinci SA	7,954	593,661
Vivendi	22,615	972,842
Zodiac SA	551	42,332

		27,799,327

Germany (7.81%)
Adidas AG	3,959	250,226
Allianz SE Reg.	8,768	2,056,395
Altana AG	1,078	26,038

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
BASF AG	9,743	$1,279,682
Bayer AG	14,144	1,070,947
Beiersdorf AG	1,499	106,918
Bilfinger Berger AG	789	70,131
Celesio AG	1,639	106,506
Commerzbank AG	12,250	588,248
Continental AG	2,550	359,994
DaimlerChrysler AG	17,954	1,660,955
Depfa Bank PLC	5,930	105,012
Deutsche Bank AG	10,079	1,467,006
Deutsche Boerse AG	3,884	440,035
Deutsche Lufthansa	4,156	116,593
Deutsche Post AG	14,951	485,797
Deutsche Postbank AG	1,391	122,414
Deutsche Telekom AG	55,217	1,020,684
Douglas Holding AG	411	26,785
E.On AG	12,069	2,026,478
Fresenius Medical Care	3,351	154,473
Heidelberger Druckmaschinen	791	38,371
Hochtief AG	857	93,428
Hypo Real Estate Holding	2,619	169,797
Infineon Technologies AG (b)	15,133	251,356
IVG Immobilien AG	1,391	54,215
Karstadtquelle AG (b)	1,067	36,128
Linde AG	2,168	261,661
MAN AG	2,251	323,960
Merck KGaA	1,295	178,493
Metro AG	3,259	270,593
MLP AG	946	18,153
Muenchener Rueckvers AG	4,202	773,389
Premiere AG (b)	1,155	27,352
Rheinmetall AG	548	51,022
RWE AG	8,671	925,442
Salzgitter AG	733	141,854
SAP AG	17,317	890,276
Siemens AG	16,482	2,371,815
Solarworld AG	1,118	51,611
Suedzucker AG	1,266	28,124
ThyssenKrupp AG	7,130	424,668
TUI AG (b)	3,719	103,068
Volkswagen AG	3,357	535,865
Wincor Nixdorf AG	524	48,355

		21,610,313

Greece (0.64%)
Alpha Bank AE	7,580	237,633
Bank of Piraeus	5,232	190,656
Coca-Cola Hellenic Bottling	1,920	88,353
Cosmote Mobile Telecommunication	2,730	84,223
EFG Eurobank Ergasias	4,730	154,099
Greek Org of Football Prognostics SA	4,330	152,993
Hellenic Petroleum SA	2,020	32,492

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Hellenic Technodomiki Tev SA	3,380	$44,202
Hellenic Telecommunications Org.	5,810	180,075
National Bank of Greece	8,022	456,767
Public Power Corp.	1,930	54,393
Titan Cement Co. SA	1,320	76,097
Viohalco, Hellenic Copper and Aluminum Industry SA	1,240	19,197

		1,771,180

Hong Kong (1.65%)
ASM Pacific Technology	4,000	28,976
Bank of East Asia Ltd.	28,248	158,860
BOC Hong Kong Holdings Ltd.	69,500	165,471
Cathay Pacific Airways Ltd.	26,000	64,660
Cheung Kong Holdings Ltd.	29,000	380,004
Cheung Kong Infrastructure	7,000	25,828
CLP Holdings Ltd.	25,700	172,518
Esprit Holdings Ltd.	20,500	260,462
Foxconn International Holdings Ltd. (b)	42,000	120,332
Giordano International Ltd.	22,000	10,847
Hang Lung Properties Ltd.	43,000	148,476
Hang Seng Bank Ltd.	14,600	197,561
Henderson Land Development Co. Ltd.	16,000	109,071
Hong Kong & China Gas Co. Ltd.	70,539	148,643
Hong Kong Electric	26,000	131,153
Hong Kong Exchange & Clearing	20,000	282,340
Hopewell Holdings	12,000	48,973
Hutchison Telecommunications International Ltd.	27,000	34,776
Hutchison Whampoa Ltd.	41,700	413,958
Hysan Development Co.	12,062	32,127
Johnson Electric Holdings	20,000	11,107
Kerry Properties Ltd.	9,134	57,367
Kingboard Chemicals Holdings Co. Ltd.	10,000	46,025
Li & Fung Ltd.	40,620	146,209
Link REIT	39,000	86,324
Melco International Development Ltd.	14,000	20,814
MTR Corp.	27,291	64,662
New World Development Co. Ltd.	47,600	119,122
New World Development Co. Ltd. Rights (b)	261	—
Orient Overseas International Ltd.	4,400	43,018
PCCW Ltd.	76,118	46,859
Shangri-La Asia Ltd.	22,108	53,438
Shui On Land Ltd.	34,000	30,506
Shun Tak Holdings Ltd.	12,000	17,661
Sino Land Co. Ltd.	24,498	51,005
Sun Hung Kai Properties Ltd.	27,000	324,882
Swire Pacific Ltd. Class A	16,500	183,653
Techtronic Industries	14,500	19,361
Television Broadcasts Ltd.	4,000	28,145
Tencent Holdings Ltd.	17,000	68,339

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Tingyi (Cayman Isln) Holding Corp.	30,000	$34,902
Wharf Holdings Ltd.	24,000	95,854
Wing Hang Bank Ltd.	3,000	33,126
Yue Yuen Industrial Holdings	12,000	37,199

		4,554,614

Ireland (0.75%)
Allied Irish Bank PLC	16,607	453,651
Bank of Ireland	18,898	381,747
C&C Group PLC	5,639	75,911
CRH PLC	10,483	518,060
DCC PLC	1,583	53,413
Elan Corp. PLC (b)	9,068	197,378
Grafton Group PLC (b)	3,922	55,970
Greencore Group PLC	1,824	13,806
IAWS Group PLC	2,488	52,165
Independent News & Media PLC	10,286	52,136
Kerry Group PLC Class A	2,394	67,004
Kingspan Group PLC	2,310	64,791
Paddy Power PLC	834	26,000
Ryanair Holdings PLC (b)	7,328	49,194

		2,061,226

Italy (3.68%)
Alleanza Assicurazioni	8,033	105,005
Arnoldo Mondadori Editore	1,769	17,317
Assicurazione Generali Itl	22,258	892,414
Autogrill SpA	1,491	31,545
Autostrade SpA	5,118	169,973
Banca Monte Dei Paschi Siena SpA	19,348	130,855
Banca Popolare di Milano Scarl	7,817	119,223
Banca Popolare di Verona SpA	10,228	294,079
Bulgari SpA	2,324	37,273
Capitalia SpA	33,010	327,456
Enel SpA	83,812	900,895
ENI SpA	50,306	1,823,959
Fiat SpA	13,869	411,948
Finmeccanica SpA	5,522	169,656
Fondiaria Sai SpA	1,245	60,191
Intesa Sanpaolo	149,070	1,111,423
Intesa Sanpaolo - RNC	18,229	127,672
Italcementi SpA	1,048	32,356
Lottomatica SpA	1,186	47,055
Luxottica Group SpA	2,548	98,982
Mediaset SpA	15,104	156,022
Mediobanca SpA	9,673	219,720
Mediolanum SpA	3,393	28,243
Parmalat SpA	28,881	122,070
Pirelli & Co. SpA (b)	53,335	63,436
Seat Pagine Gaille	73,367	43,976
Snam Rete Gas	18,594	109,948

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Telecom Italia RNC SpA	116,087	$257,276
Telecom Italia SpA	208,025	569,529
Terna SpA	18,917	65,238
UniCredito Italiano SpA	109,063	974,104
UniCredito Italiano SpA	42,040	375,249
Unione di Banche Italiane Scpa	11,619	295,327

		10,189,419

Japan (20.29%)
77 Bank Ltd.	5,000	32,450
ACCESS Co. Ltd. (b)	2	6,032
Acom Co. Ltd.	1,170	41,973
Aderans Co. Ltd.	600	12,634
Advantest Corp.	3,600	156,744
Aeon Co. Ltd.	12,300	228,309
Aeon Credit Service Co. Ltd.	1,200	19,041
Aeon Mall Co. Ltd.	900	27,672
Aiful Corp.	1,775	50,965
Aisin Seiki Co. Ltd.	3,900	143,091
Ajinomoto Co. Inc.	13,000	149,737
Alfresa Holdings Corp.	300	20,942
All Nippon Airways Co. Ltd.	9,000	34,240
Alps Electric Co. Ltd.	3,000	29,974
Amada Co. Ltd.	8,000	100,050
Aoyama Trading Co. Ltd.	1,500	46,142
Asahi Breweries Ltd.	8,700	134,922
Asahi Glass Co. Ltd.	19,000	256,185
Asahi Kasei Corp.	27,000	177,388
Asatsu DK Inc.	400	13,558
ASICS Corp.	2,000	24,711
Astellas Pharma Inc.	10,198	443,586
Autobacs Seven Co. Ltd.	400	12,481
Bank of Kyoto	4,000	47,917
Bank of Yokohama Ltd.	24,000	168,091
Benesse Corp.	1,500	43,457
Bridgestone Corp.	12,200	261,532
Canon Inc.	20,600	1,208,046
Canon Sales Co. Inc.	1,000	20,457
Casio Computer Co. Ltd.	4,800	74,841
Central Glass Co. Ltd.	3,000	16,765
Central Japan Railway Co.	30	316,516
Chiba Bank Ltd.	14,000	124,094
Chiyoda Corp.	3,000	57,165
Chubu Electric Power Co. Inc.	12,700	336,970
Chugai Pharmaceutical Co. Ltd.	5,700	102,422
Circle K Sunkus Co. Ltd.	600	10,471
Citizen Holdings Co. Ltd.	5,100	45,992
Coca-Cola West Japan Co. Ltd.	500	11,614
Comsys Holdings Corp.	2,000	23,164
Credit Saison Co. Ltd.	3,100	80,685
CSK Corp.	1,200	42,259
Dai Nippon Printing Co. Ltd.	12,000	179,078

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daicel Chemical Industries	4,000	$26,032
Daido Steel Co. Ltd.	5,000	34,036
Daiichi Sanyko Co. Ltd.	13,440	356,598
Daikin Industries Ltd.	4,900	178,473
Dainippon Ink & Chemical Inc.	9,000	34,726
Dainippon Screen Manufacturing Co. Ltd.	3,000	22,640
Daito Trust Construction Co. Ltd.	1,700	80,950
Daiwa House Industry Co. Ltd.	11,000	157,223
Daiwa Securities Group Inc.	26,000	276,422
Denki Kagaku Kogyo KK	7,000	31,505
Denso Corp.	10,000	391,107
Dentsu Inc.	36	102,057
Dowa Mining Co. Ltd.	4,000	42,615
eAccess Ltd.	18	10,740
East Japan Railway Co.	65	500,839
Ebara Corp.	4,000	18,348
Eisai Co. Ltd.	4,900	213,970
Electric Power Development	3,100	123,188
Elpida Memory Inc. (b)	1,900	83,434
Familymart Co. Ltd.	1,000	26,355
Fanuc Ltd.	3,800	392,211
Fast Retailing	1,100	78,293
Fuji Electric Holdings Co. Ltd.	7,000	35,506
Fuji Soft Inc.	400	9,409
Fuji Television Network Inc.	8	16,099
FUJIFILM Holdings Corp.	9,300	415,668
Fujikura Ltd.	8,000	59,416
Fujitsu Ltd.	37,000	272,551
Fukuoka Financial Group Inc. (b)	12,000	79,334
Furukawa Electric Co. Ltd.	13,000	71,795
Glory Ltd.	800	17,509
Goodwill Group Inc. (b)	18	6,197
Gunma Bank Ltd.	5,000	33,612
Gunze Ltd.	3,000	17,521
Hakuhodo DY Holdings Inc.	400	26,411
Hankyu Department Stores	2,000	21,293
Hankyu Hanshin Holdings Inc.	24,000	126,733
HASEKO Corp. (b)	18,000	53,230
Hikari Tsushin Inc.	400	16,800
Hino Motors Ltd.	4,000	23,913
Hirose Electric Co. Ltd.	500	65,751
Hitachi Cable Ltd.	2,000	11,717
Hitachi Capital Corp.	700	10,671
Hitachi Chemical Co. Ltd.	1,600	36,183
Hitachi Construction Machine	1,300	45,170
Hitachi High-Technologies Corp.	1,000	25,943
Hitachi Ltd.	64,000	452,896
Hokkaido Electric Power	2,700	58,612
Hokuhoku Financial Group Inc.	19,000	61,422
Honda Motor Co. Ltd.	30,200	1,096,630
House Foods Corp.	800	12,279
Hoya Corp.	8,200	272,020

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ibiden Co. Ltd.	2,700	$174,213
Idemitsu Kosan Co. Ltd.	1,000	111,907
INPEX Holdings Inc.	16	149,512
Isetan Co. Ltd.	4,300	70,647
Ishikawajima-Harima Heavy Industries Co. Ltd.	28,000	102,120
Ito En Ltd.	800	26,284
Itochu Corp.	29,000	335,803
Itochu Techno-Science Corp.	400	15,686
JAFCO Co. Ltd.	500	22,989
Japan Airlines Corp. (b)	9,000	16,930
Japan Prime Investment Corp.	6	23,402
Japan Real Estate Investment	6	70,514
Japan Retail Fund Investment	6	52,004
Japan Steel Works Ltd.	7,000	106,514
Japan Tobacco Inc.	85	418,986
JFE Holdings Inc.	11,000	683,718
JGC Corp.	3,000	56,216
Joyo Bank Ltd.	11,000	68,351
JS Group Corp.	5,300	107,452
JSR Corp.	4,100	98,933
JTEKT Corp.	4,000	72,242
Kajima Corp.	19,000	79,412
Kamigumi Co. Ltd.	4,000	34,656
Kaneka Corp.	4,000	33,500
Kansai Electric Power Co.	15,500	366,575
Kansai Paint Co. Ltd.	3,000	26,224
Kao Corp.	10,000	258,914
Kawasaki Heavy Industries Ltd.	28,000	114,230
Kawasaki Kisen Kaisha Ltd.	11,000	134,153
KDDI Corp.	47	348,178
Keihin Electric Express Railway	6,000	39,611
Keio Corp.	9,000	59,924
Keisei Electric Co.	4,000	23,417
Keyence Corp.	700	152,923
Kikkoman Corp.	2,000	29,708
Kinden Corp.	2,000	17,365
Kintetsu Corp.	35,000	105,422
Kirin Brewery Co. Ltd.	15,000	224,376
Kobe Steel Ltd.	56,000	212,393
Kokuyo Co. Ltd.	1,300	15,249
Komatsu Ltd.	18,200	527,492
Komori Corp.	1,000	23,438
Konami Corp.	1,500	34,450
Konica Minolta Holdings Inc.	9,500	140,017
Kose Corp.	400	11,324
Kubota Corp.	22,000	177,834
Kuraray Co. Ltd.	7,500	87,915
Kurita Water Industries Ltd.	1,800	56,513
Kyocera Corp.	3,100	329,334
Kyowa Hakko Kogyo Co. Ltd.	5,000	47,185
Kyushu Electric Power	7,700	201,812

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Lawson Inc.	800	$27,671
Leopalace21 Corp.	2,700	92,266
Mabuchi Motor Co. Ltd.	400	24,497
Makita Corp.	2,000	89,098
Marubeni Corp.	30,000	246,782
Marui Co. Ltd.	6,600	83,389
Matsui Securities Co. Ltd.	1,500	13,377
Matsumotokiyoshi Co. Ltd.	500	10,978
Matsushita Electric Industries	38,000	753,052
Matsushita Electric Works	7,400	94,614
Mediceo Paltac Holdings Co. Ltd.	2,900	44,412
Meiji Dairies Corp.	4,000	25,481
Meiji Seika Kaisha Ltd.	4,000	18,296
Meitec Corp.	400	11,459
Millea Holdings Inc. (b)	15,400	633,129
Minebea Co. Ltd.	5,000	28,261
Mitsubishi Chemical Holdings Corp.	22,500	206,548
Mitsubishi Corp.	25,800	676,013
Mitsubishi Electric Corp.	37,000	342,749
Mitsubishi Estate Co. Ltd.	23,000	624,005
Mitsubishi Gas Chem Co.	9,000	82,159
Mitsubishi Heavy Industries Ltd.	62,000	397,081
Mitsubishi Logistics Corp.	2,000	32,923
Mitsubishi Materials Corp.	23,000	125,395
Mitsubishi Rayon Co. Ltd.	11,000	78,351
Mitsubishi UFJ Financial Group Inc.	156	1,719,227
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	44,917
Mitsubishi UFJ Securities Co. Ltd.	4,000	44,819
Mitsui & Co. Ltd.	31,000	618,667
Mitsui Chemicals Inc.	13,000	98,737
Mitsui Engineering & Shipbuilding	16,000	85,314
Mitsui Fudosan Co. Ltd.	16,000	448,453
Mitsui Mining & Smelting Co.	13,000	60,656
Mitsui OSK Lines Ltd.	22,000	298,296
Mitsui Sumitomo Insurance Co.	22,000	282,254
Mitsui Trust Holding Inc.	14,000	121,807
Mitsukoshi Ltd.	6,000	30,028
Mitsumi Electric Co. Ltd.	900	32,251
Mizuho Financial Group Inc.	183	1,264,262
Murata Manufacturing Co. Ltd.	4,000	300,962
Namco Bandai Holdings Inc.	4,000	63,185
NEC Corp.	41,000	211,073
NEC Electronics Corp. (b)	500	13,132
NGK Insulators Ltd.	5,000	122,795
NGK Spark Plug Co. Ltd.	3,000	52,111
NHK Spring Co. Ltd.	2,000	19,250
Nichirei Corp.	3,000	15,436
Nidec Corp.	2,100	123,205
Nikko Cordial Corp.	8,200	106,950
Nikon Corp.	6,000	167,096
Nintendo Co. Ltd.	1,900	693,202
Nippon Building Fund Inc.	9	124,849
Nippon Electric Glass Co. Ltd.	6,500	114,600

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Express Co. Ltd.	19,000	$108,007
Nippon Kayaku Co. Ltd.	2,000	15,840
Nippon Light Metal Co. Ltd.	6,000	15,656
Nippon Meat Packers Inc.	4,000	48,383
Nippon Mining Holdings Inc.	17,000	162,634
Nippon Oil Corp.	26,000	241,479
Nippon Paper Group Inc.	14	46,617
Nippon Sheet Glass Co. Ltd.	6,000	27,390
Nippon Shokubai Co. Ltd.	2,000	17,767
Nippon Steel Corp.	112,000	787,865
Nippon Telegraph & Telephone Corp.	100	442,532
Nippon Yusen Kabushiki Kaish	21,000	192,600
Nishi-Nippon City Bank Ltd.	12,000	43,911
Nishimatsu Construction Co.	4,000	14,124
Nissan Chemical Industries	3,000	35,299
Nissan Motor Co. Ltd.	44,100	472,130
Nisshin Seifun Group Inc.	3,300	32,642
Nisshin Steel Co. Ltd.	12,000	54,760
Nisshinbo Industries Inc.	2,000	27,935
Nissin Food Products Co. Ltd.	1,700	56,985
Nitori Co. Ltd.	500	24,961
Nitto Denko Corp.	3,300	166,331
NOK Corp.	1,600	33,770
Nomura Holdings Inc.	33,600	652,625
Nomura Real Estate Holdings Inc.	1,000	32,479
Nomura Real Estate Office Fund Inc.	3	32,342
Nomura Research Institute	2,500	73,537
NSK Ltd.	8,000	82,707
NTN Corp.	6,000	51,733
NTT Data Corp.	25	118,613
NTT DoCoMo Inc.	319	504,530
NTT Urban Development Corp.	29	56,154
Obayashi Corp.	13,000	70,820
OBIC Co. Ltd.	100	19,751
Odakyu Electric Railway Co.	9,000	55,498
Oji Paper Co. Ltd.	18,000	87,505
Oki Electric Industries Co. Ltd. (b)	7,000	12,992
OKUMA Corp.	1,000	15,798
Okumura Corp.	3,000	15,353
Olympus Corp.	4,000	156,058
Omron Corp.	3,700	97,122
Onward Kashiyama Co. Ltd.	2,000	25,529
Oracle Corp.	500	22,068
Oriental Land Co. Ltd.	800	41,775
Orix Corp.	1,740	458,642
Osaka Gas Co. Ltd.	37,000	137,483
OTSUKA Corp.	200	18,968
Park24 Co. Ltd.	1,000	10,039
Pioneer Corp.	2,100	28,561
Promise Co. Ltd.	1,350	41,653
QP Corp.	1,200	11,530
Rakuten Inc.	125	42,024
Resona Holdings Inc.	112	267,547

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ricoh Co. Ltd.	13,000	$300,773
Rinnai Corp.	400	12,471
Rohm Co. Ltd.	2,200	195,240
Ryohin Keikaku Co. Ltd.	300	18,570
Sanken Electric Co. Ltd.	2,000	19,347
Sankyo Co. Ltd.	700	29,476
Santen Pharmaceutical Co. Ltd.	1,000	24,351
Sanwa Shutter Corp.	2,000	11,600
Sanyo Electric Co. Ltd. (b)	24,000	39,298
Sapporo Breweries	5,000	31,783
Sapporo Hokuyo Holdings Inc.	4	44,089
SBI E*Trade Securities Co. Ltd.	21	22,273
SBI Holdings Inc.	170	53,929
Secom Co. Ltd.	4,000	188,707
Sega Sammy Holdings Inc.	3,526	57,057
Seiko Epson Corp.	1,900	55,000
Seino Holdings Co. Ltd.	2,000	18,932
Sekisui Chemical	9,000	69,557
Sekisui House Ltd.	10,000	133,295
Seven & I Holdings Co. Ltd.	15,780	451,077
Sharp Corp.	19,000	360,192
Shimachu Co. Ltd.	600	16,133
Shimamura Co. Ltd.	500	53,416
Shimano Inc.	1,200	41,154
Shimizu Corp.	10,000	57,935
Shin-Etsu Chemical Co. Ltd.	8,000	571,181
Shinko Electric Industries Co. Ltd.	700	15,065
Shinko Securities Co. Ltd.	7,000	36,151
Shinsei Bank Ltd.	30,000	121,246
Shionogi & Co. Ltd.	7,000	114,101
Shiseido Co. Ltd.	7,000	149,425
Shizuoka Bank Ltd.	11,000	111,613
Showa Denko K.K.	22,000	79,562
Showa Shell Sekiyu K.K.	2,500	31,001
SMC Corp.	1,100	146,217
Softbank Corp.	14,200	306,002
Sojitz Corp.	17,400	77,772
Sompo Japan Insurance Inc.	17,000	207,922
Sony Corp.	19,400	995,837
Stanley Electric Co. Ltd.	2,700	58,603
SUMCO Corp.	2,300	115,242
Sumitomo Bakelite Co. Ltd.	3,000	21,004
Sumitomo Chemical Co. Ltd.	29,000	194,602
Sumitomo Corp.	21,000	382,862
Sumitomo Electric Industries	15,500	230,776
Sumitomo Heavy Industries	11,000	124,359
Sumitomo Metal Industries Ltd.	78,000	458,575
Sumitomo Metal Mining Co. Ltd.	11,000	238,466
Sumitomo Mitsui Financial Group Inc.	127	1,183,946
Sumitomo Osaka Cement Co. Ltd.	5,000	13,245
Sumitomo Realty & Development Co. Ltd.	7,000	227,965
Sumitomo Rubber Industries	2,000	23,871

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Titanium Corp.	200	$18,673
Sumitomo Trust & Banking	25,000	238,113
Suruga Bank Ltd.	3,000	37,808
Suzuken Co. Ltd.	880	27,489
T&D Holdings Inc.	3,900	263,382
Taiheiyo Cement Corp.	12,000	53,078
Taisei Corp.	14,000	47,324
Taisho Pharmaceutical Co. Ltd.	3,000	59,519
Taiyo Nippon Sanso Corp.	4,000	30,928
Taiyo Yuden Co. Ltd.	2,000	46,263
Takara Holdings Inc.	3,000	20,006
Takashimaya Co. Ltd.	6,000	75,806
Takeda Pharmaceutical Co. Ltd.	16,400	1,059,464
Takefuji Corp.	2,250	75,663
Tanabe Seiyaku Co. Ltd.	3,000	35,669
TDK Corp.	2,400	232,280
Teijin Ltd.	18,000	98,450
Terumo Corp.	3,500	135,231
The Daimaru Inc.	4,000	47,775
The Hachijuni Bank Ltd.	7,549	53,168
The Hiroshima Bank Ltd.	9,000	49,839
THK Co. Ltd.	2,200	55,095
TIS Inc.	500	11,483
Tobu Railway Co. Ltd.	17,000	76,846
Toda Corp.	3,000	15,950
Toho Co. Ltd.	2,200	39,838
Tohoku Electric Power	8,300	186,181
Tokai Rika Co Ltd.	1,000	27,327
Tokuyama Corp.	5,000	64,998
Tokyo Broadcasting System	700	21,421
Tokyo Electric Power Co.	23,000	739,839
Tokyo Electron Ltd.	3,300	242,780
Tokyo Gas Co. Ltd.	43,000	203,899
Tokyo Seimitsu Co. Ltd.	300	11,594
Tokyo Steel Mfg. Co. Ltd.	1,500	23,490
Tokyo Tatemono Co. Ltd.	4,000	49,799
Tokyu Corp.	21,000	140,353
Tokyu Land Corp.	9,000	95,698
TonenGeneral Sekiyu KK	5,000	48,768
Toppan Printing Co. Ltd.	12,000	128,949
Toray Industries Inc.	26,000	192,125
Toshiba Corp.	60,000	522,767
Tosoh Corp.	7,000	38,828
Toto Ltd.	6,000	51,941
Toyo Seikan Kaisha Ltd.	3,700	71,522
Toyo Suisan Kaisha Ltd.	2,000	36,074
Toyobo Co. Ltd.	10,000	28,616
Toyoda Gosei Co. Ltd.	900	25,376
Toyota Boshoku Corp.	1,000	25,274
Toyota Industries Corp.	3,700	171,913
Toyota Motor Corp.	52,200	3,292,066
Toyota Tsusho Corp.	4,000	92,521
Trend Micro Inc.	2,000	64,572

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
UBE Industries Ltd.	14,000	$43,097
Uni-Charm Corp.	600	34,016
UNY Co. Ltd.	3,000	35,561
Ushio Inc.	2,000	44,366
USS Co. Ltd.	350	22,284
Wacoal Corp.	2,000	24,660
West Japan Railway Co.	34	158,312
Yahoo! Japan Corp.	290	98,318
Yakult Honsha Co. Ltd.	2,000	50,572
Yamada Denki Co. Ltd.	1,700	177,543
Yamaha Corp.	2,700	56,109
Yamaha Motor Co. Ltd.	3,900	113,159
Yamato Holdings Co. Ltd.	7,000	98,953
Yamazaki Baking Co. Ltd.	2,000	17,075
Yaskawa Electric Corp.	3,000	34,100
Yokogawa Electric Corp.	3,000	40,215
Zeon Corp.	3,000	31,891

		56,143,285

Netherlands (3.39%)
ABN Amro Holdings NV	35,150	1,611,704
Aegon NV	28,271	556,428
Akzo Nobel NV	5,222	450,758
ASML Holding NV (b)	9,341	256,646
Buhrmann NV	1,538	23,584
Corio NV	822	64,385
Fugro NV	899	56,953
Hagemeyer NV	7,243	37,323
Heineken NV	4,945	289,884
ING Groep NV	36,324	1,598,752
Koninklijke Ahold NV (b)	29,644	371,820
Koninklijke DSM NV	2,896	142,628
Koninklijke KPN NV	37,723	625,852
Koninklijke Numico NV (b)	3,237	168,212
OCE NV	1,230	23,989
Philips Electronics NV	22,252	942,969
QIAGEN NV (b)	2,043	36,705
Randstad Holding NV (b)	1,008	79,782
Reed Elsevier NV	14,673	278,870
SBM Offshore NV	2,616	99,774
TNT NV	8,435	380,854
Unilever NV-CVA	32,113	996,586
Vedior NV-CVA	3,518	105,131
Wereldhave NV	263	36,636
Wolters Kluwer - CVA	5,093	155,311

		9,391,536

New Zealand (0.13%)
Auckland International Airport	12,792	32,322
Contact Energy Ltd.	4,623	32,102
Fisher & Paykel Appliances Class H	2,401	6,439
Fisher & Paykel Healthcare Class C	6,712	17,430

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Fletcher Building Ltd.	8,242	$78,501
Kiwi Income Property Trust	6,353	8,082
Sky City Entertainment Group	6,094	23,867
Sky Network Television Ltd.	3,715	16,121
Telecom Corp. of New Zealand	34,980	122,696
Vector Ltd.	3,861	8,092

		345,652

Norway (1.00%)
Acergy SA	3,781	85,120
Aker Kvaerner ASA	3,200	80,999
Det Norske Oljeselskap (DNO) ASA (b)	14,050	29,375
DNB NOR ASA	14,428	185,583
Frontline Ltd.	839	38,565
Marine Harvest (b)	57,550	62,142
Norsk Hydro ASA	13,500	517,798
Norske Skogindustrier ASA	3,362	48,385
Ocean Rig ASA (b)	1,650	12,249
Orkla ASA	16,180	305,072
Petroleum Geo-Services (b)	3,231	80,680
Prosafe ASA	4,165	66,598
Renewable Energy Corp. AS (b)	3,250	125,867
Schibsted ASA	662	30,256
SeaDrill Ltd. (b)	4,650	99,755
Statoil ASA	12,391	384,441
Stolt-Nielsen SA	507	16,887
Storebrand ASA	4,758	73,703
Tandberg ASA	1,880	41,943
Telenor ASA (b)	16,165	315,975
TGS Nopec Geophysical Co. ASA (b)	1,950	39,898
Tomra Systems ASA	3,082	26,897
Yara International ASA	3,724	111,668

		2,779,856

Portugal (0.36%)
Banco BPI SA	3,627	32,259
Banco Comercial Portugues-R	41,393	231,325
Banco Espirito Santo	4,429	98,745
Brisa-Auto Estradas de Portugal SA	5,793	77,868
Cimpor-Cimentos De Portugal	4,281	40,436
Energias De Portugal SA	38,120	210,789
Jeronimo Martins SGPS SA	3,255	19,235
Portugal Telecom SGPS SA	15,096	208,733
PT Multimedia Servicos	1,938	31,207
Sonae Industria SGPS SA (b)	809	11,771
Sonae SGPS SA	11,939	33,893

		996,261

Singapore (1.05%)
Allgreen Properties Ltd.	9,000	12,317
Ascendas Real Estate Investment Trust	18,900	36,363
Capitacommercial Trust	11,000	21,064

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Capitaland Ltd.	32,000	$169,538
Capitamall Trust	22,000	60,746
Chartered Semiconductor Mfg. Ltd. (b)	18,000	15,831
City Developments Ltd.	10,000	113,046
Comfortdelgro Corp. Ltd.	43,000	61,308
Cosco Corp. Singapore Ltd.	8,000	19,539
DBS Group Holdings Ltd.	22,652	337,505
Fraser and Neave Ltd.	19,800	70,580
Haw Par Corp. Ltd.	2,792	13,964
Jardine Cycle & Carriage Ltd.	2,044	21,004
Keppel Corp. Ltd.	22,000	179,972
Keppel Land Ltd.	9,000	51,580
Neptune Orient Lines Ltd.	8,000	27,732
Noble Group Ltd.	12,000	13,518
Olam International Ltd.	9,000	18,155
Oversea-Chinese Banking Corp.	46,840	280,009
Parkway Holdings Ltd.	10,500	27,489
Sembcorp Industries Ltd.	12,220	45,548
Sembcorp Marine Ltd.	12,000	38,483
Singapore Airlines Ltd.	11,000	135,179
Singapore Exchange Ltd.	17,000	109,069
Singapore Land Ltd.	2,000	14,889
Singapore Petroleum Co. Ltd.	2,000	7,513
Singapore Post Ltd.	15,000	12,455
Singapore Press Holdings Ltd.	30,000	90,975
Singapore Technologies Engineering	30,000	70,657
Singapore Telecommunications	159,450	354,620
SMRT Corp. Ltd.	17,000	21,901
Suntec REIT	10,000	12,698
United Overseas Bank Ltd.	24,392	350,648
United Overseas Land Ltd.	5,639	21,440
Venture Corp. Ltd.	4,000	41,005
Want Want Holdings Ltd.	4,000	9,200
Wing Tai Holdings Ltd.	8,000	20,836

		2,908,376

Spain (3.87%)
Abertis Infraestructuras SA	4,344	134,720
Acciona SA	545	148,266
Acerinox SA	3,480	84,885
ACS Actividades de Cons Y Serv	4,129	262,514
Aguas de Barcelona Class A	826	30,287
Aguas de Barcelona SA New (b)	8	291
Altadis SA	4,910	324,498
Antena 3 de Television SA	1,225	25,460
Banco Bilbao Vizcaya Argentaria SA	68,563	1,676,696
Banco Popular Espanol	16,229	302,025
Banco Santander Central Hispano SA	120,330	2,211,897
Cintra Concesiones De Infrae	3,998	63,524
Ebro Puleva SA	1,129	24,270
Endesa SA	12,300	669,393
Fomento De Construct Y Contra	821	73,864

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Gamesa Corp Technologica	3,127	$113,122
Gas Natural SDG SA	3,197	194,234
Gestevision Telecinco SA	2,014	56,981
Grupo Ferrovial	1,149	112,952
Iberdrola SA	16,628	928,447
Iberia (Lineas Aer De Espana)	8,355	41,584
Inditex SA	4,255	250,445
Indra Sistemas SA	2,428	60,545
Mapfre SA	8,921	44,141
Promotora De Infom SA	1,117	24,507
Repsol YPF SA	15,380	608,870
Sacyr Vallehermoso SA	1,702	81,653
Sogecable (b)	842	35,187
Telefonica SA	86,078	1,915,579
Union Fenosa SA	1,990	106,242
Zardoya Otis SA	1,946	76,243
Zardoya Otis SA Rights (b)	1,946	7,454
Zeltia SA (b)	3,094	29,039

		10,719,815

Sweden (2.49%)
Alfa Laval AB	1,527	92,002
ASSA ABLOY AB Class B	6,742	148,358
Atlas Copco AB Class A	13,012	216,731
Atlas Copco AB Class B	6,442	100,772
Axfood AB	402	14,218
Billerud Aktiebolag	843	12,803
Boliden AB	5,800	120,243
Castellum AB	3,164	38,043
D. Carnegie & Co. AB	700	12,202
Electrolux AB Series B	5,534	131,028
Elekta AB Class B	1,455	25,174
Eniro AB	3,094	39,240
Ericsson LM Class B	291,088	1,161,119
Fabege AB	3,172	34,753
Getinge AB Class B	3,217	69,306
Hennes & Mauritz AB Class B	9,248	546,798
Hoganas AB Class B	301	8,951
Holmen AB Class B	780	32,950
Husqvarna AB Class B (b)	5,534	78,339
Kungsleden AB	1,600	19,912
Lundin Petroleum AB (b)	3,010	29,985
Modern Times Group MTG AB Class B	727	46,857
Nobia AB	1,500	18,681
Nordea Bank AB	41,142	642,592
OMX AB (b)	1,374	40,921
Oriflame Cosmetics SA	400	18,777
Sandvik AB	19,414	391,263
SAS AB (b)	1,227	28,218
Scania AB Class B	6,576	160,391
Securitas AB Class B	6,632	104,974
Securitas Direct AB Class B (b)	6,632	17,889

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Securitas Systems AB Class B	6,632	$22,527
Skandinaviska Enskilda Bank Class A	8,953	288,257
Skanska AB Class B	8,198	175,548
SKF AB Class B	6,879	143,930
SSAB Svenskt Stal AB Series A	2,550	104,205
SSAB Svenskt Stal AB Series B	1,641	62,183
Svenska Cellulosa AB Class B	12,099	202,331
Svenska Handelsbanken	9,892	276,614
Swedish Match AB	6,542	126,195
Tele2 AB Class B	5,380	87,757
TeliaSonera AB	43,079	316,033
Trelleborg AB Class B	1,248	34,343
Volvo AB Class A	10,300	210,962
Volvo AB Class B	21,850	434,432
Wihlborgs Fastigheter AB	434	7,655

		6,896,462

Switzerland (6.40%)
ABB Ltd.	40,383	910,547
Adecco SA Reg.	2,572	198,975
Ciba Specialty Chemicals AG	1,189	77,256
Clariant AG (b)	3,593	58,160
Compagnie Financiere Richemont AG Class A	10,208	610,145
Credit Suisse Group	21,172	1,503,023
Geberit AG REG	780	132,902
Givaudan	129	127,208
Holcim Ltd.	3,949	426,483
Kudelski SA Bearer	497	17,378
Kuehne & Nagel International AG	1,139	104,905
Kuoni Reisen Holding	38	22,847
Logitech International SA (b)	3,067	81,574
Lonza Group AG	782	71,749
Nestle SA	7,744	2,942,515
Nobel Biocare Holding AG (b)	463	151,138
Novartis AG	44,851	2,517,961
OC Oerlikon Corp. AG (b)	97	51,405
Phonak Holding AG	966	86,592
PSP Swiss Property AG (b)	726	40,681
Rieter Holding AG	62	32,409
Roche Holding AG	13,536	2,398,397
Schindler Holding AG	750	49,821
SGS SA	96	113,517
Straumann Holding AG	119	33,360
Sulzer AG	76	98,233
Swiss Life Holding	617	162,671
Swiss Reinsurance	6,950	633,841
Swisscom AG	391	133,675
Syngenta AG (b)	2,053	400,234
Synthes Inc. (b)	1,073	128,643
The Swatch Group AG	1,009	57,069
The Swatch Group AG Class B	594	168,737

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS AG	38,530	$2,304,260
Zurich Financial Services	2,816	870,511

		17,718,822

United Kingdom (22.12%)
3I Group PLC	9,138	212,709
Aegis Group PLC	15,694	43,012
Aggreko PLC	4,131	47,307
AMEC PLC	7,003	82,058
Amvescap PLC	15,604	201,057
Anglo American PLC	28,663	1,682,846
ARM Holdings PLC	25,858	75,642
Arriva PLC	4,043	55,526
AstraZeneca PLC	29,408	1,575,990
Aviva PLC	49,316	732,078
BAE Systems PLC	65,845	531,332
Balfour Beatty PLC	9,541	84,145
Barclays PLC	125,566	1,746,977
Barratt Developments PLC	5,653	112,054
BBA Aviation PLC	6,603	35,841
Bellway PLC	2,239	56,367
BG Group PLC	66,098	1,083,509
BHP Billiton PLC	46,027	1,278,569
Biffa PLC	6,468	35,054
Bovis Homes Group PLC	1,750	31,228
BP PLC	373,561	4,494,775
British Airways PLC (b)	11,408	95,414
British American Tobacco PLC	29,988	1,022,749
British Energy Group PLC	19,539	210,783
British Land Co. PLC	10,260	274,549
British Sky Broadcasting PLC	22,435	287,641
Brixton PLC	3,680	32,219
BT Group PLC	160,653	1,069,227
Bunzl PLC	7,398	102,414
Burberry Group PLC	9,133	125,101
Cadbury Schweppes PLC	40,578	550,738
Capita Group PLC	12,552	182,214
Carnival PLC	3,216	153,697
Carphone Warehouse PLC	6,679	43,901
Cattles PLC	6,251	48,956
Centrica PLC	70,543	548,065
Charter PLC (b)	2,914	64,300
Close Brothers Group PLC	1,821	31,281
Cobham PLC	20,365	82,845
Compass Group PLC	39,773	274,632
Cookson Group PLC	2,731	38,679
CSR PLC (b)	1,871	29,310
Daily Mail & General Trust NV	5,336	81,599
De La Rue PLC	2,213	34,427
Diageo PLC	52,245	1,085,901
DSG International PLC	33,300	105,547
Electrocomponents PLC	6,845	35,932

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
EMAP PLC	3,278	$53,793
EMI Group PLC	16,469	88,235
Enterprise Inns PLC	11,784	162,368
Experian Group Ltd.	19,802	249,199
First Choice Holidays PLC	8,842	56,160
FirstGroup PLC	9,085	120,681
FKI PLC	9,705	24,451
Friends Provident PLC	33,489	119,877
Galiform PLC (b)	9,514	25,901
GKN PLC	11,565	92,062
GlaxoSmithKline PLC	111,045	2,892,704
Great Portland Estates	2,365	31,370
Group 4 Securicor PLC	22,225	93,715
Hammerson PLC	5,537	158,560
Hanson PLC	13,436	289,872
Hays PLC	30,718	104,937
HBOS PLC	72,255	1,421,198
Home Retail Group	16,069	147,340
HSBC Holdings PLC	223,549	4,093,266
ICAP PLC	10,458	103,074
IMI PLC	5,962	70,618
Imperial Chemical Industries PLC	23,482	292,102
Imperial Tobacco Group PLC	12,892	594,394
Inchcape PLC	7,447	74,262
InterContinental Hotels Group PLC	6,063	150,609
International Power PLC	29,439	253,047
Intertek Group PLC	2,410	47,296
Invensys PLC (b)	15,185	115,660
Investec PLC	6,463	82,996
ITV PLC	77,395	176,634
Johnson Matthey PLC	4,025	136,080
Kelda Group PLC	5,074	95,628
Kelda Group PLC Deferred Shares (b)	6,597	—
Kesa Electricals PLC	9,288	58,281
Kingfisher PLC	46,272	209,586
Ladbrokes PLC	11,348	98,106
Land Securities Group PLC	9,152	318,722
Legal and General Group PLC	127,850	383,555
Liberty International PLC	5,151	117,830
Lloyds TSB Group PLC	109,175	1,213,621
LogicaCMG PLC	30,231	91,612
London Stock Exchange Group	3,342	90,355
Man Group PLC	34,996	425,686
Marks & Spencer Group PLC	33,484	420,527
Meggitt PLC	11,254	69,151
Michael Page International PLC	5,877	61,743
Misys PLC	7,550	35,359
National Express Group PLC	1,974	42,022
National Grid PLC	52,361	772,598
Next PLC	4,501	180,702
Old Mutual PLC	97,151	327,371
PartyGaming PLC (b)	10,583	6,516

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Pearson PLC	15,888	$267,636
Persimmon PLC	5,386	124,547
Premier Farnell PLC	5,332	21,295
Provident Financial PLC	4,543	63,586
Prudential PLC	47,489	675,968
Punch Taverns PLC	5,336	130,909
Rank Group PLC	6,640	24,834
Reckitt Benckiser PLC	11,862	649,388
Reed Elsevier PLC	23,791	307,471
Rentokil Intial PLC	36,225	116,267
Resolution PLC	12,835	160,621
Reuters Group PLC	25,011	311,786
Rexam PLC	12,872	128,197
Rio Tinto PLC	19,585	1,498,318
Rolls Royce Group (b)	35,355	380,687
Rolls Royce Group Class B Future Entitlements (b)	1,925,894	—
Royal Bank of Scotland Group	182,711	2,311,916
Royal Dutch Shell PLC Class A	70,704	2,878,408
Royal Dutch Shell PLC Class B	52,999	2,209,303
SABMiller PLC	17,625	446,232
Sage Group PLC	24,648	115,478
Sainsbury	29,367	343,289
Schroders PLC	1,750	44,708
Scottish & Newcastle PLC	14,941	191,526
Scottish & Southern Energy PLC	16,810	487,390
Serco Group PLC	8,906	80,284
Severn Trent PLC	4,312	119,084
Signet Group PLC	37,383	77,989
Slough Estates PLC	8,637	107,731
Smith & Nephew PLC	18,655	231,134
Smiths Group PLC	7,402	175,543
SSL International PLC	2,302	20,105
Stagecoach Group PLC	7,618	27,739
Standard Life PLC	41,178	271,788
Tate & Lyle PLC	8,919	101,215
Taylor Woodrow PLC	10,174	73,244
Tesco PLC	153,746	1,286,338
The Berkeley Group Holdings PLC (b)	1,551	55,062
The Davis Service Group PLC	2,333	29,041
Thomas Cook Group PLC (b)	8,460	55,043
TI Automotive Ltd. (b)	7,024	—
Tomkins PLC	15,729	81,703
Travis Perkins PLC	2,084	79,098
Trinity Mirror PLC	4,523	47,681
Tullett Prebon PLC	3,554	31,751
Unilever PLC	25,361	818,898
United Utilities PLC	16,691	237,107
Vodafone Group PLC	1,019,939	3,417,601
Whitbread PLC	3,892	137,646
William Hill PLC	5,644	69,265

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Wimpey (George) PLC	7,224	$72,312
Wolseley PLC	12,937	310,482
WPP Group PLC	22,366	334,514
Xstrata PLC	11,699	696,472
Yell Group PLC	15,206	140,460

		61,227,719

Total Common Stocks
(cost $178,000,564)		265,426,186

Preferred Stocks (0.31%) (a)
Germany (0.29%)
Henkel KGaA	3,432	181,129
Porsche AG PFD	162	288,927
ProSiebenSat.1 Media AG	1,523	60,216
RWE AG-Non Voting PFD	640	64,056
Volkswagen AG PFD	2,009	209,472

		803,800

Italy (0.02%)
Compagnia Assicuratrice Unipol (b)	16,596	—
Compagnia Assicuratrice Unipol SpA	16,596	56,878

		56,878

Total Preferred Stocks
(cost $416,579)		860,678

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Prinicpal amount	Value
Repurchase Agreement (2.11%)
Investors Bank & Trust Co. Repurchase Agreement, (d) 3.500%, agreement date 06/29/2007, to be repurchased at $5,847,095 on 07/02/2007	$5,845,390	$5,845,390

Total Repurchase Agreement
(cost $5,845,390)		5,845,390

TOTAL INVESTMENTS (98.32%)
(cost $184,262,533)		272,132,254
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.68%)		4,647,471

NET ASSETS (100.0%)		$276,779,725

(a)	Securities valued at fair value.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by U.S. Government Agency Securities with coupon rates of 8.625% and 5.875%, maturity dates of January 25, 2015 and March 25, 2024, and market values of $5,366,373 and $771,286 as of June 30, 2007.

(e)	At June 30, 2007, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$94,763,956	34.82%
British Pound	61,227,719	22.50
Japanese Yen	56,143,285	20.63
Swiss Franc	17,718,822	6.51
Australian Dollar	16,715,393	6.14
Swedish Krona	6,896,462	2.53
United States Dollar	5,854,590	2.15
Hong Kong Dollar	4,554,613	1.67
Singapore Dollar	2,899,176	1.07
Norweigian Krone	2,779,856	1.02
Danish Krone	2,232,730	0.82
New Zealand Dollar	345,652	0.14

Total Investments	$272,132,254	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$76,817,736	27.75%
Industrials	31,428,082	11.35
Consumer Discretionary	30,927,234	11.17
Materials	25,602,948	9.25
Consumer Staples	20,696,795	7.48
Energy	20,556,583	7.43
Health Care	16,904,223	6.11
Information Technology	14,746,358	5.33
Telecommunication Services	14,328,333	5.18
Utilities	14,278,572	5.16

Total Stocks	266,286,864	96.21
Repurchase Agreement	5,845,390	2.11
Cash and Other Assets, Net of Liabilities	4,647,471	1.68

Net Assets	$276,779,725	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Shares	Value
Registered Investment Companies (99.86%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (38.11%) (a)	7,848,356	79,896,261
State Farm Mutual Fund Trust Equity Fund Institutional Shares (61.75%) (a)	13,773,328	129,469,281
Total Registered Investment Companies
(cost $189,567,467)		209,365,542

TOTAL INVESTMENTS (99.86%)
(cost $189,567,467)		209,365,542
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.14%)		299,202

NET ASSETS (100.00%)		$209,664,744

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (56.57%)
Aerospace/Defense (0.32%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$936,486

Agriculture, Foods, & Beverage (3.29%)
Kellogg Co.
2.875%, 06/01/2008	500,000	487,940
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	972,501
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	968,753
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	969,906
ConAgra Inc.
7.875%, 09/15/2010	333,000	355,224
Kellogg Co.
6.600%, 04/01/2011	500,000	516,933
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	498,766
Hershey Co.
5.300%, 09/01/2011	500,000	496,292
General Mills Inc.
6.000%, 02/15/2012	500,000	505,366
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	987,705
Bottling Group LLC
4.625%, 11/15/2012	500,000	478,498
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	473,341
Hershey Co.
5.450%, 09/01/2016	500,000	488,008
General Mills Inc.
5.700%, 02/15/2017	1,000,000	974,676
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	466,144

		9,640,053

Automotive (1.02%)
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	992,512
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	972,277
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	493,539
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	516,397

		2,974,725

Banks (4.36%)
JPMorgan Chase & Co.
3.625%, 05/01/2008	500,000	492,610
Bank One Corp.
2.625%, 06/30/2008	1,000,000	972,900

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of America Corp.
3.250%, 08/15/2008	$1,000,000	$976,617
Bank of New York
5.050%, 03/03/2009	500,000	496,048
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	974,676
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	966,563
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	490,755
Bank of New York
4.950%, 01/14/2011	1,000,000	984,885
Wachovia Corp.
5.350%, 03/15/2011	500,000	497,394
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,001,664
Royal Bank of Canada
5.650%, 07/20/2011	500,000	504,831
Wachovia Corp.
5.700%, 08/01/2013	500,000	502,889
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	487,811
US Bank NA
4.950%, 10/30/2014	500,000	477,473
Fifth Third Bank
4.750%, 02/01/2015	500,000	465,396
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	471,816
Wachovia Bank NA
5.600%, 03/15/2016	500,000	490,861
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	499,133
JP Morgan Chase
5.875%, 06/13/2016	500,000	500,838
Wachovia Corp.
5.750%, 06/15/2017	500,000	493,304

		12,748,464

Building Materials & Construction (2.17%)
Lafarge SA
6.150%, 07/15/2011	500,000	508,344
CRH America Inc.
5.625%, 09/30/2011	500,000	496,151
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	980,636
Hanson Australia Funding
5.250%, 03/15/2013	500,000	488,789
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	470,591
CRH America Inc.
5.300%, 10/15/2013	1,000,000	958,298

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Masco Corp.
4.800%, 06/15/2015	$500,000	$451,073
Hanson PLC
6.125%, 08/15/2016	1,000,000	1,023,741
CRH America Inc.
6.000%, 09/30/2016	500,000	494,372
Masco Corp.
5.850%, 03/15/2017	500,000	480,654

		6,352,649

Chemicals (1.35%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	958,303
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	461,898
4.875%, 04/30/2014	500,000	476,644
Praxair Inc.
5.375%, 11/01/2016	1,000,000	971,738
PPG Industries Inc.
7.400%, 08/15/2019	500,000	553,056
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	541,174

		3,962,813

Commercial Service/Supply (1.14%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	488,846
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	497,702
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	493,426
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	478,202
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	913,567
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	473,114

		3,344,857

Computers (0.34%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	488,979
4.950%, 03/22/2011	500,000	491,683

		980,662

Consumer & Marketing (2.84%)
The Gillette Co.
2.500%, 06/01/2008	500,000	486,735
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	487,806

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Clorox Co.
4.200%, 01/15/2010	$500,000	$484,456
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	479,727
Avon Products Inc.
5.125%, 01/15/2011	500,000	493,834
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,008,578
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	476,767
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	476,362
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	963,463
Clorox Co.
5.000%, 01/15/2015	500,000	469,974
Black & Decker Corp.
5.750%, 11/15/2016	500,000	484,846
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	974,760
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,025,611

		8,312,919

Electronic/Electrical Mfg. (0.76%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	330,594
General Electric Co.
5.000%, 02/01/2013	500,000	484,769
Emerson Electric Co.
4.500%, 05/01/2013	500,000	473,119
4.750%, 10/15/2015	1,000,000	936,033

		2,224,515

Financial Services (4.48%)
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	486,370
4.500%, 06/15/2009	500,000	492,301
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	971,042
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	970,077
SLM Corp.
4.500%, 07/26/2010	1,000,000	924,614
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	981,567
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	984,454
American Express Credit
5.000%, 12/02/2010	1,000,000	988,477
Household Finance Corp.
5.250%, 01/14/2011	500,000	494,135

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
SLM Corp.
5.450%, 04/25/2011	$500,000	$462,965
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	502,597
American Express Co.
5.250%, 09/12/2011	500,000	494,657
Western Union Co.
5.400%, 11/17/2011	500,000	493,289
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	482,129
JP Morgan Chase & Co.
5.375%, 01/15/2014	500,000	490,625
Citigroup Inc.
5.125%, 05/05/2014	500,000	483,724
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	473,280
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	468,008
Citigroup Inc.
5.300%, 01/07/2016	500,000	483,265
Western Union Co.
5.930%, 10/01/2016	500,000	487,816
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	482,083

		13,097,475

Forest Products & Paper (0.53%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	515,526
International Paper Co.
5.250%, 04/01/2016	500,000	465,079
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	582,660

		1,563,265

Health Care (6.42%)
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	984,032
Abbott Laboratories
3.500%, 02/17/2009	500,000	485,972
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	981,545
Amgen Inc.
4.000%, 11/18/2009	500,000	483,869
Genentech Inc.
4.400%, 07/15/2010	1,000,000	972,665
Medtronic Inc.
4.375%, 09/15/2010	500,000	485,396
Abbott Laboratories
5.600%, 05/15/2011	750,000	753,034
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	471,686

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Wyeth
5.500%, 03/15/2013	$500,000	$494,772
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	474,015
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	924,626
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,003,682
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	942,602
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	930,138
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	982,175
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	941,074
Amgen Inc.
4.850%, 11/18/2014	500,000	468,006
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	470,416
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	925,321
Medtronic Inc.
4.750%, 09/15/2015	500,000	465,482
Abbott Laboratories
5.875%, 05/15/2016	750,000	750,193
Baxter International Inc.
5.900%, 09/01/2016	500,000	499,954
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	1,913,212
Wyeth
5.450%, 04/01/2017	500,000	483,099
Amgen Inc. (a)
5.850%, 06/01/2017	500,000	492,229

		18,779,195

Machinery & Manufacturing (4.58%)
3M Co.
5.125%, 11/06/2009	2,000,000	1,996,720
United Technologies Corp.
4.375%, 05/01/2010	500,000	486,583
Deere & Co.
7.850%, 05/15/2010	500,000	530,058
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	989,738
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	482,434
Goodrich Corp.
7.625%, 12/15/2012	500,000	543,982
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	484,014

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	$500,000	$499,365
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	713,407
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	947,235
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	903,677
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	462,464
Dover Corp.
4.875%, 10/15/2015	1,000,000	938,530
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	972,894
Caterpillar Inc.
5.700%, 08/15/2016	500,000	496,813
Eaton Corp.
5.300%, 03/15/2017	1,000,000	957,512
Honeywell International Inc.
5.300%, 03/15/2017	500,000	480,540
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	506,302

		13,392,268

Media & Broadcasting (1.82%)
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	530,436
New York Times Co.
4.500%, 03/15/2010	500,000	484,845
Gannett Co.
5.750%, 06/01/2011	1,000,000	999,114
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,008,912
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	848,461
New York Times Co.
5.000%, 03/15/2015	500,000	463,834
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	992,481

		5,328,083

Mining & Metals (2.04%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	965,218
BHP Billiton Finance
5.000%, 12/15/2010	500,000	493,026
5.125%, 03/29/2012	500,000	489,894
4.800%, 04/15/2013	500,000	477,319
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	939,244
Alcan Inc.
5.000%, 06/01/2015	1,000,000	930,247

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
5.550%, 02/01/2017	$500,000	$476,771
BHP Billiton Finance
5.400%, 03/29/2017	500,000	480,656
Alcoa Inc.
5.870%, 02/23/2022	750,000	711,847

		5,964,222

Oil & Gas (2.89%)
ChevronTexaco Capital Co.
3.500%, 09/17/2007	500,000	498,294
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	989,460
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	544,323
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,511,380
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	509,006
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	494,359
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	486,311
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	976,423
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	491,983
Apache Corp.
5.625%, 01/15/2017	500,000	488,301
Shell International Finance
5.200%, 03/22/2017	500,000	479,166
Canadian National Resources
5.700%, 05/15/2017	500,000	483,683
Weatherford International Inc. (a)
6.350%, 06/15/2017	500,000	506,599

		8,459,288

Retailers (4.81%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	984,496
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	980,905
CVS Corp.
4.000%, 09/15/2009	1,000,000	967,836
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	963,340
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	967,866
Home Depot Inc.
4.625%, 08/15/2010	500,000	485,496
Safeway Inc.
4.950%, 08/16/2010	500,000	491,595

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Albertson’s Inc.
7.500%, 02/15/2011	$500,000	$517,922
Home Depot Inc.
5.200%, 03/01/2011	500,000	491,432
CVS Corp.
5.750%, 08/15/2011	500,000	499,964
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	992,514
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	947,324
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	926,963
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	946,205
Target Corp.
5.875%, 07/15/2016	1,000,000	994,108
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	479,426
McDonald’s Corp.
5.300%, 03/15/2017	500,000	479,468
Target Corp.
5.375%, 05/01/2017	500,000	478,443
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	482,411

		14,077,714

Telecom & Telecom Equipment (2.72%)
GTE North Inc.
5.650%, 11/15/2008	500,000	500,608
Vodafone Group PLC
7.750%, 02/15/2010	500,000	525,202
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	532,929
Verizon Communications
5.350%, 02/15/2011	1,000,000	994,117
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	994,002
Vodafone Group PLC
5.500%, 06/15/2011	500,000	495,972
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	512,747
Alltel Corp.
7.000%, 07/01/2012	500,000	473,292
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	997,829
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	959,634
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	977,330

		7,963,662

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (8.69%)
Alabama Power Co.
7.125%, 10/01/2007	$300,000	$301,027
3.125%, 05/01/2008	500,000	490,673
Pacificorp
4.300%, 09/15/2008	1,000,000	986,692
Duke Energy Corp.
4.500%, 04/01/2010	500,000	487,495
Progress Energy Florida
4.500%, 06/01/2010	500,000	486,288
Commonwealth Edison
4.740%, 08/15/2010	500,000	484,487
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	532,590
Reliant Energy
7.750%, 02/15/2011	500,000	533,319
Appalachian Power Co.
5.550%, 04/01/2011	500,000	497,789
Commonwealth Edison
5.400%, 12/15/2011	500,000	489,759
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	510,209
Tampa Electric Co.
6.875%, 06/15/2012	500,000	524,983
Northern States Power Co.
8.000%, 08/28/2012	500,000	551,371
Southern California Gas
4.800%, 10/01/2012	500,000	482,452
Georgia Power
5.125%, 11/15/2012	200,000	195,729
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	976,738
Florida Power Corp.
4.800%, 03/01/2013	500,000	477,653
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	472,817
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	939,191
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	477,822
PSI Energy
5.000%, 09/15/2013	1,000,000	958,778
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	949,484
Union Electric Co.
5.500%, 05/15/2014	500,000	485,111
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	931,179
Union Electric Co.
4.750%, 04/01/2015	500,000	459,240
Commonwealth Edison
4.700%, 04/15/2015	500,000	456,679

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southwestern Electric Power
5.375%, 04/15/2015	$500,000	$482,709
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	484,708
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	969,632
Virginia Electric & Power
5.400%, 01/15/2016	500,000	482,289
Ohio Power Co.
6.000%, 06/01/2016	500,000	500,478
Commonwealth Edison
5.950%, 08/15/2016	500,000	489,490
Baltimore Gas & Electric Co. (a)
5.900%, 10/01/2016	500,000	493,480
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	479,769
Georgia Power Co.
5.700%, 06/01/2017	500,000	493,468
Jersey Central Power & Light (a)
5.650%, 06/01/2017	1,000,000	970,817
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	504,190
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	987,742
Union Electric Co.
6.400%, 06/15/2017	500,000	510,104
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	461,478
Southern California Gas
5.450%, 04/15/2018	500,000	482,387
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	500,359
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,010,505

		25,443,160

Total Corporate Bonds
(cost $169,385,474)		165,546,475

Taxable Municipal Bonds (0.65%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	988,600
Illinois State
3.850%, 06/01/2013	1,000,000	920,090

Total Taxable Municipal Bonds
(cost $1,998,727)		1,908,690

	Principal amount	Value
Foreign Government Bonds (0.17%)
Province of Ontario
5.500%, 10/01/2008	$500,000	$501,187

Total Foreign Government Bonds
(cost $492,557)		501,187

Government Agency Securities (31.25%) (b)
Agency Notes & Bonds (8.53%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,029,318
4.500%, 07/15/2013	1,500,000	1,434,189
5.200%, 03/05/2019	2,000,000	1,921,992
5.300%, 05/12/2020	3,000,000	2,864,844
Federal National Mortgage Association
6.625%, 10/15/2007	500,000	501,532
3.250%, 01/15/2008	3,000,000	2,966,496
3.250%, 08/15/2008	1,500,000	1,467,267
6.625%, 11/15/2010	1,000,000	1,043,446
4.375%, 09/15/2012	1,500,000	1,437,469
5.550%, 02/16/2017	5,000,000	4,918,795
5.500%, 05/10/2027	5,000,000	4,785,210
7.125%, 01/15/2030	500,000	595,017

		24,965,575

Mortgage-Backed Securities (22.72%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	620,749	602,198
5.000%, 09/01/2018	537,221	521,219
5.000%, 09/01/2018	503,952	488,892
5.500%, 11/01/2018	461,959	456,539
4.500%, 11/01/2018	1,146,430	1,092,732
5.000%, 01/01/2019	527,079	510,696
5.000%, 04/01/2019	545,007	528,066
4.500%, 05/01/2019	626,034	595,740
4.000%, 05/01/2019	720,395	669,324
5.500%, 06/01/2019	830,390	819,738
5.000%, 01/01/2020	661,602	641,037
5.500%, 04/01/2020	693,605	683,687
5.500%, 07/01/2020	1,416,965	1,398,790
6.000%, 07/01/2021	1,714,456	1,722,135
6.000%, 11/01/2028	77,145	77,019
6.500%, 06/01/2029	120,116	122,705
7.500%, 12/01/2030	6,482	6,767
7.000%, 07/01/2031	12,751	13,161
6.500%, 09/01/2031	22,230	22,680
6.000%, 11/01/2032	326,810	325,824
6.000%, 12/01/2032	154,207	153,742
5.500%, 05/01/2033	1,957,907	1,897,402
5.500%, 07/01/2033	1,431,827	1,387,580
5.000%, 08/01/2033	1,325,853	1,249,301
5.500%, 03/01/2034	624,178	604,287
5.000%, 04/01/2034	1,169,140	1,100,513

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.000%, 07/01/2034	$1,499,490	$1,490,796
5.000%, 05/01/2035	1,608,307	1,511,508
5.500%, 05/01/2035	1,644,457	1,589,748
4.500%, 08/01/2035	898,446	817,693
5.000%, 10/01/2035	1,432,287	1,346,082
6.500%, 08/01/2036	1,700,956	1,719,247
Federal National Mortgage Association
6.000%, 09/01/2013	219,179	221,155
5.500%, 12/01/2016	123,606	122,260
5.500%, 01/01/2017	60,630	59,969
5.500%, 01/01/2017	482,151	476,897
6.500%, 01/01/2017	50,998	52,117
5.500%, 02/01/2017	454,053	449,106
5.000%, 03/01/2017	490,465	475,739
6.000%, 04/01/2017	75,145	75,588
5.500%, 01/01/2018	276,089	273,012
5.000%, 02/01/2018	612,741	594,343
5.000%, 05/01/2018	458,321	444,588
5.000%, 05/01/2018	907,540	880,414
5.000%, 05/01/2018	912,596	885,318
4.500%, 05/01/2018	1,124,033	1,071,018
4.500%, 05/01/2018	1,089,497	1,038,111
4.500%, 03/01/2019	649,677	619,080
5.500%, 10/01/2019	1,242,823	1,227,279
5.000%, 11/01/2019	1,255,239	1,216,169
4.500%, 12/01/2019	703,866	669,674
5.000%, 06/01/2020	1,093,564	1,057,591
4.500%, 09/01/2020	1,225,365	1,163,537
5.500%, 05/01/2021	850,122	837,719
7.500%, 09/01/2029	67,102	70,194
8.000%, 03/01/2030	12,468	13,135
6.500%, 05/01/2030	103,863	106,000
6.500%, 08/01/2031	28,014	28,559
7.000%, 08/01/2031	7,983	8,273
6.500%, 10/01/2031	69,033	70,376
6.000%, 11/01/2031	48,855	48,660
7.000%, 01/01/2032	78,235	81,086
6.500%, 03/01/2032	41,095	41,894
6.000%, 03/01/2032	84,733	84,396
6.500%, 04/01/2032	259,549	264,145
7.000%, 04/01/2032	73,744	76,386
6.500%, 05/01/2032	631,970	646,638
6.000%, 05/01/2032	71,087	70,758
6.500%, 06/01/2032	85,659	87,176
7.000%, 06/01/2032	136,320	141,205
7.000%, 06/01/2032	93,031	96,364
6.500%, 07/01/2032	219,548	223,436
6.000%, 08/01/2032	367,990	366,285
5.500%, 10/01/2032	1,222,705	1,184,929
6.500%, 10/01/2032	424,917	432,443
6.000%, 11/01/2032	391,058	389,245
6.000%, 01/01/2033	253,962	252,785

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 03/01/2033	$408,282	$395,581
5.500%, 03/01/2033	952,417	922,789
6.000%, 04/01/2033	611,038	607,456
5.000%, 05/01/2033	610,252	574,836
5.000%, 05/01/2033	738,278	695,432
5.000%, 08/01/2033	1,238,012	1,166,164
5.500%, 10/01/2033	885,198	857,661
5.000%, 03/01/2034	1,947,114	1,834,113
5.500%, 05/01/2034	1,216,410	1,177,709
6.000%, 07/01/2034	723,697	718,388
5.500%, 12/01/2034	1,645,002	1,592,666
5.500%, 04/01/2035	1,469,125	1,420,544
5.500%, 07/01/2035	1,947,171	1,882,782
5.000%, 10/01/2035	1,301,176	1,222,514
5.000%, 11/01/2035	901,597	847,091
6.000%, 08/01/2036	2,603,246	2,576,844
Government National Mortgage Association
6.000%, 05/15/2017	220,642	221,945
6.500%, 06/15/2028	118,711	121,260
6.000%, 11/15/2028	134,663	134,475
6.500%, 03/15/2029	139,496	142,518
7.000%, 06/15/2029	92,710	96,648
7.500%, 08/20/2030	28,603	29,840
6.500%, 11/15/2031	12,998	13,270
6.000%, 01/15/2032	78,291	78,121
5.500%, 10/15/2033	867,655	843,807
5.000%, 11/20/2033	1,137,203	1,073,197
6.000%, 12/20/2033	394,800	393,561

		66,503,112

Total Government Agency Securities
(cost $94,483,644)		91,468,687

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (10.64%)
U.S. Treasury Bonds
7.250%, 05/15/2016	$3,000,000	$3,467,109
7.500%, 11/15/2016	1,500,000	1,768,945
8.125%, 08/15/2019	750,000	948,398
6.250%, 08/15/2023	3,000,000	3,331,173
6.875%, 08/15/2025	1,000,000	1,191,328
U.S. Treasury Notes
6.125%, 08/15/2007	1,750,000	1,752,324
5.625%, 05/15/2008	3,000,000	3,015,000
6.000%, 08/15/2009	4,600,000	4,699,549
6.500%, 02/15/2010	2,000,000	2,077,344
5.000%, 08/15/2011	2,000,000	2,008,750
4.375%, 08/15/2012	4,000,000	3,909,688
4.750%, 05/15/2014	3,000,000	2,962,500

Total U.S. Treasury Obligations
(cost $31,687,259)		31,132,108

Short-term Investments (0.30%)
JPMorgan Prime Money Market Fund	891,094	891,094

Total Short-term Investments
(cost $891,094)		891,094

TOTAL INVESTMENTS (99.58%)
(cost $298,938,755)		291,448,241
OTHER ASSETS, NET OF LIABILITIES (0.42%)		1,220,763

NET ASSETS (100.00%)		$292,669,004

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $2,463,125 or 0.84% of the net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (97.67%) (b)
Alabama (0.96%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aaa	$1,000,000	$1,038,220

Arizona (0.92%)
Tempe Elementary School District No. 3 of Maricopa County, Arizona, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	1,000,000	989,760

California (9.02%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,570,185
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	932,202
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,470,330
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,581,000
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,302,520
State of California, Various Purpose General Obligation Bonds (Prerefunded to 02-01-2012 @ 100) (c)	5.000%	02/01/2019	A1	650,000	679,380
City of Napa (Napa County, California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	Aaa	560,000	558,768
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	616,974

					9,711,359

Colorado (3.26%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,425,917
El Paso County School District No. 2 - Harrison, El Paso, County Colorado, General Obligation Refunding Bonds, Series 2007	4.375%	12/01/2020	Aaa	1,415,000	1,393,096
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	689,924

					3,508,937

Connecticut (1.02%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	475,000	477,038
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aaa	600,000	624,870

					1,101,908

Delaware (1.58%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,695,054

Georgia (2.93%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000 (Prerefunded to 10-01-2010 @ 101) (c)	5.500%	10/01/2014	Aa2	2,000,000	2,114,620
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,043,470

					3,158,090

Idaho (2.80%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	524,630
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,033,830

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aaa	$1,430,000	$1,457,485

					3,015,945

Illinois (0.98%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,053,210

Indiana (1.36%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,458,786

Iowa (0.47%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	500,000	510,675

Kansas (5.14%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (c)	5.750%	09/01/2013	Aa2	200,000	210,936
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (c)	5.500%	10/01/2016	AA	2,000,000	2,042,340
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	750,000	736,357
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	760,390
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,020,260
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	244,250
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	254,227
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	258,990

					5,527,750

Maryland (2.19%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,311,213
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,046,460

					2,357,673

Massachusetts (1.98%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,069,200
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,062,340

					2,131,540

Michigan (5.34%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation-Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	2,575,000	2,664,121
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa3	1,985,000	2,065,114

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Forest Hills Public Schools, County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation-Unlimited Tax)	4.750%	05/01/2024	Aaa	$1,000,000	$1,014,060

					5,743,295

Minnesota (3.43%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,641,050
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B	5.000%	08/01/2022	Aaa	1,000,000	1,048,820

					3,689,870

Mississippi (2.22%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	2,280,000	2,391,788

Missouri (5.68%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,303,088
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,211,768
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000 (Prerefunded to 02-01-2011 @ 100) (c)	5.000%	02/01/2017	Aaa	2,500,000	2,588,275
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,005,490

					6,108,621

Montana (0.30%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA-	315,000	324,749

Nebraska (1.54%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,661,767

New Hampshire (3.91%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,563,439
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,629,691
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (d)	4.750%	08/15/2024	Aaa	1,000,000	1,017,640

					4,210,770

New Jersey (1.46%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,568,445

New York (2.23%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,353,625

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	$1,000,000	$1,046,650

					2,400,275

North Carolina (1.94%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,046,950
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,038,400

					2,085,350

Ohio (5.18%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (c)	5.500%	11/15/2014	Aaa	2,100,000	2,223,900
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,054,720
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2020	Aa1	1,270,000	1,317,777
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	1,000,000	973,170

					5,569,567

Oregon (6.21%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,054,630
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 06-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa3	1,500,000	1,590,345
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa3	2,000,000	2,075,220
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	745,284
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2007	4.750%	06/15/2023	Aaa	1,190,000	1,212,657

					6,678,136

Pennsylvania (0.91%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2022	Aaa	1,000,000	976,440

Rhode Island (0.95%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,017,710

South Dakota (0.91%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aaa	1,000,000	977,040

Tennessee (4.77%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 05-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa3	2,440,000	2,537,429

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 03-01-2010 @ 100) (c)	5.400%	03/01/2020	Aa1	$2,500,000	$2,592,950

					5,130,379

Texas (8.17%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @ 100) (c)	5.500%	10/01/2013	Aa2	2,400,000	2,514,144
City of San Antonio, Texas, Electric and Gas Systems Revenue Bons, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,300,000	2,400,809
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000 (Prerefunded to 08-15-2010 @ 100) (c)	5.125%	02/15/2016	Aaa	1,200,000	1,241,916
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	Aaa	2,550,000	2,637,745

					8,794,614

Utah (1.10%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	Aaa	680,000	728,076
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	457,930

					1,186,006

Virginia (3.44%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,000,000	1,032,510
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,069,140
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	630,000	618,282
Fairfax County, Virginia Public Improvement Bonds, Series 2007 A	4.375%	04/01/2023	Aaa	1,000,000	978,220

					3,698,152

Wisconsin (3.37%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,611,275
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2024	Aaa	1,000,000	1,012,320

					3,623,595

Total Long-term Municipal Bonds
(cost $103,183,526)					105,095,476

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or Principal amount	Value
Short-term Municipal Bonds (1.86%)
Kansas (1.86%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3 (e)	3.730%	09/01/2019	Aa2	$2,000,000	$2,000,000

Total Short-term Municipal Bonds
(cost $1,999,801)					2,000,000

Short-term Investments (0.49%)
JPMorgan Tax Free Money Market Fund				533,777	533,777

Total Short-term Investments
(cost $533,777)					533,777

TOTAL INVESTMENTS (100.02%)
(cost $105,717,104)					107,629,253
LIABILITIES, NET OF OTHER ASSETS (-0.02%)					(25,209)

NET ASSETS (100.00%)					$107,604,044

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 41.66% Advanced Refund Bonds, 29.30% General Obligation Bonds, and 29.04% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Security purchased on a “when-issued” basis.

(e)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (99.87%)
Agriculture, Foods, & Beverage (3.24%)
Coca-Cola Co. (a)
5.220%, 07/13/2007	$1,000,000	$998,115
5.210%, 09/11/2007	3,500,000	3,463,024

		4,461,139

Automotive (19.32%)
Toyota Motor Credit Corp.
5.210%, 07/03/2007	6,600,000	6,597,134
FCAR Owner Trust Series I
5.255%, 07/09/2007	6,720,000	6,711,172
New Center Asset Trust
5.210%, 07/27/2007	6,700,000	6,673,820
American Honda Finance Corp.
5.210%, 07/31/2007	6,670,000	6,640,076

		26,622,202

Commercial Service/Supply (4.20%)
Pitney Bowes Inc. (a)
5.250%, 07/19/2007	5,800,000	5,783,929

Financial Services (23.65%)
Citigroup Funding
5.230%, 07/06/2007	6,675,000	6,669,182
Caterpillar Financial Services Corp
5.260%, 07/18/2007	3,000,000	2,992,110
General Electric Capital Corp.
5.210%, 07/19/2007	6,600,000	6,581,852
Caterpillar Financial Services Corp.
5.220%, 08/07/2007	3,000,000	2,983,470
Chevron Funding Corp.
5.200%, 08/09/2007	6,700,000	6,661,289
HSBC Finance Corp.
5.240%, 08/14/2007	6,750,000	6,705,787

		32,593,690

Government Agency Securities (41.59%) (b)
Federal Home Loan Bank
5.110%, 07/13/2007	2,000,000	1,996,309
5.120%, 08/31/2007	1,094,000	1,084,353
Federal Home Loan Mortgage Corp.
5.124%, 07/16/2007	5,000,000	4,988,613
5.120%, 08/06/2007	6,000,000	5,968,427
5.135%, 08/27/2007	5,000,000	4,958,635
5.145%, 09/17/2007	5,500,000	5,437,903
Federal National Mortgage Association
5.125%, 07/11/2007	5,000,000	4,992,170
5.120%, 07/25/2007	4,000,000	3,985,778
5.150%, 08/08/2007	4,200,000	4,176,568
5.145%, 08/22/2007	1,794,000	1,780,411
5.140%, 08/29/2007	6,700,000	6,642,603
5.145%, 08/31/2007	1,437,000	1,424,267
5.145%, 09/05/2007	4,000,000	3,961,698

	Shares or principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
5.150%, 09/19/2007	$3,000,000	$2,965,238
5.145%, 09/26/2007	3,000,000	2,962,270

		57,325,243

Health Care (2.52%)
Merck & Co. Inc.
5.200%, 08/24/2007	3,500,000	3,472,194

Registered Investment Companies (2.89%)
JPMorgan Prime Money Market Fund	3,988,848	3,988,848

Telecom & Telecom Equipment (2.46%)
AT&T Inc. (a)
5.220%, 07/24/2007	3,400,000	3,388,168

Total Short-term Investments
(cost $137,635,413)		137,635,413

TOTAL INVESTMENTS (99.87%)
(cost $137,635,413)		137,635,413
OTHER ASSETS, NET OF LIABILITIES (0.13%)		177,254

NET ASSETS (100.00%)		$137,812,667

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $13,633,236 or 9.89% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$296,549,695	148,145,751	95,625,970

Investments in securities at market value	$347,683,770	173,725,280	134,033,457
Investments in securities in Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $112,949 and $4,235,332, respectively)	—	—	113,180
Receivable for:
Dividends and interest	732,095	182,306	223,872
Shares of the Fund sold	189,239	114,387	51,234
Securities sold	11,741,759	1,417,012	949,618
SFIMC	—	11,075	23,237
SFIMC tax administration expenses reimbursement (a)	—	—	—
Variation margin	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	62,293
Prepaid expenses	35,133	32,631	30,794

Total assets	360,381,996	175,482,691	135,487,685

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	183,217	18,066	64,976
Securities purchased	13,818,605	5,363,543	993,816
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	2,657
Due to affiliates	927,404	586,740	524,295
Accrued tax administration expenses (a)	—	—	—
Accrued liabilities	76,507	68,118	62,380

Total Liabilities	15,005,733	6,036,467	1,648,124

Net assets applicable to shares outstanding of common stock	$345,376,263	169,446,224	133,839,561

Analysis of Net Assets
Paid-in-capital	$283,141,141	125,476,012	92,203,947
Accumulated net realized gain (loss)	8,645,117	18,754,032	3,884,770
Net unrealized appreciation (depreciation)	51,134,075	25,579,532	38,471,021
Undistributed (accumulated) net investment income (loss)	2,455,930	(363,352)	(720,177)

Net assets applicable to shares outstanding	$345,376,263	169,446,224	133,839,561

Fund shares outstanding: Class A Shares	1,348,907	1,240,491	1,168,534
Class B Shares	546,999	907,485	872,455
Legacy Class A Shares	12,347,715	6,792,847	4,549,484
Legacy Class B Shares	4,700,284	2,431,933	1,579,907
Institutional Shares	16,503,096	1,582,628	1,009,932
Class R-1 Shares	307,573	228,642	218,600
Class R-2 Shares	420,862	206,039	206,872
Class R-3 Shares	163,007	127,422	131,313
Net assets applicable to shares outstanding: Class A Shares	$12,640,242	15,803,687	16,018,952
Class B Shares	5,109,283	11,462,578	11,918,920
Legacy Class A Shares	119,175,824	85,208,811	62,721,564
Legacy Class B Shares	44,980,663	29,654,281	21,668,160
Institutional Shares	155,127,784	20,231,675	13,874,600
Class R-1 Shares	2,873,976	2,865,634	2,992,352
Class R-2 Shares	3,938,372	2,597,447	2,840,528
Class R-3 Shares	1,530,119	1,622,111	1,804,485
Net asset value: Class A Shares	$9.37	12.74	13.71
Class B Shares	9.34	12.63	13.66
Legacy Class A Shares	9.65	12.54	13.79
Legacy Class B Shares	9.57	12.19	13.71
Institutional Shares	9.40	12.78	13.74
Class R-1 Shares	9.34	12.53	13.69
Class R-2 Shares	9.36	12.61	13.73
Class R-3 Shares	9.39	12.73	13.74
Maximum offering price: Class A Shares	$9.86	13.41	14.43
Legacy Class A Shares	9.95	12.93	14.22

(a)	See Note 2 under Federal Income Taxes, Dividends and Distributions to Shareholders.

See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	277,725,523	184,262,533	189,567,467	298,938,755	105,717,104	137,635,413

—	351,602,033	272,132,254	209,365,542	291,448,241	107,629,253	137,635,413
682,451,670	—	—	—	—	—	—
—	—	—	150,707	—	—	—
—	—	4,295,571	—	—	—	—

—	373,599	743,632	299,757	3,276,259	1,324,158	8,560
324,710	186,924	168,443	63,692	47,621	74,696	1,728,963
—	823,817	396,520	—	—	—	—
—	8,740	61,657	55,653	—	5,609	2,484
—	—	—	150,000	—	—	—
—	—	98,180	—	—	—	—
—	—	53,592	—	—	—	—
48,595	31,791	33,001	3,659	33,340	30,716	33,445

682,824,975	353,026,904	277,982,850	210,089,010	294,805,461	109,064,432	139,408,865

—	—	—	—	(1)	4	11

179,906	60,239	76,531	17,600	560,492	214,194	1,365,682
—	286,892	146,543	—	1,000,000	1,006,330	—
—	15,199	—	—	—	—	—
—	—	902	—	—	—	—
1,282,732	839,516	831,745	198,827	479,434	211,623	195,936
—	—	—	150,000	—	—	—
229,548	139,423	147,404	57,839	96,532	28,237	34,569

1,692,186	1,341,269	1,203,125	424,266	2,136,457	1,460,388	1,596,198

681,132,789	351,685,635	276,779,725	209,664,744	292,669,004	107,604,044	137,812,667

517,489,552	262,019,334	185,191,900	184,508,063	301,247,275	105,457,900	137,812,667
8,244,947	14,619,862	1,567,061	5,204,709	(1,087,820)	233,995	—
151,587,688	73,869,444	88,090,833	19,798,075	(7,490,514)	1,912,149	—
3,810,602	1,176,995	1,929,931	153,897	63	—	—

681,132,789	351,685,635	276,779,725	209,664,744	292,669,004	107,604,044	137,812,667

3,337,074	1,468,942	1,828,506	1,602,934	1,747,344	1,513,534	28,622,534
1,213,392	741,252	852,333	1,045,669	556,617	313,221	2,562,757
34,140,073	12,726,337	9,223,619	10,524,203	11,483,661	5,816,985	74,926,673
12,971,413	4,699,962	2,936,664	5,223,038	5,150,991	2,411,808	4,369,057
6,415,047	3,208,464	2,697,463	1,156,673	9,175,289	20,841	16,823,412
565,589	251,284	249,888	273,969	243,910		4,259,533
607,446	233,468	256,800	178,205	240,053		4,696,566
167,608	98,002	128,399	117,909	118,963		1,552,135
38,282,101	22,278,753	27,878,851	16,617,453	17,796,807	16,181,131	28,622,534
13,880,805	11,189,449	12,954,784	10,843,205	5,667,399	3,348,686	2,562,757
391,439,112	191,084,757	140,373,505	109,806,348	117,089,734	62,102,693	74,926,673
148,341,320	69,548,996	44,643,636	54,547,580	52,534,073	25,748,762	4,369,057
73,836,073	48,764,092	41,244,915	11,995,863	93,440,079	222,772	16,823,412
6,472,490	3,792,162	3,804,648	2,810,125	2,484,850		4,259,533
6,952,495	3,537,548	3,915,851	1,831,336	2,443,709		4,696,566
1,928,393	1,489,878	1,963,535	1,212,834	1,212,353		1,552,135
11.47	15.17	15.25	10.37	10.19	10.69	1.00
11.44	15.10	15.20	10.37	10.18	10.69	1.00
11.47	15.01	15.22	10.43	10.20	10.68	1.00
11.44	14.80	15.20	10.44	10.20	10.68	1.00
11.51	15.20	15.29	10.37	10.18	10.69	1.00
11.44	15.09	15.23	10.26	10.19		1.00
11.45	15.15	15.25	10.28	10.18		1.00
11.51	15.20	15.29	10.29	10.19		1.00
12.07	15.97	16.05	10.92	10.51	11.02
11.82	15.47	15.69	10.75	10.52	11.01

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007

(Unaudited)

	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund
Assets
Investments in securities at identified cost	$—	—	—	—	—

Investments in securities at market value	$—	—	—	—	—
Investments in securities in Master Portfolios	163,631,618	446,262,989	790,985,617	617,472,133	465,880,357
Cash	—	—	—	—	—
Foreign currencies at value	—	—	—	—	—
Receivable for:
Dividends and interest	—	—	—	—	—
Shares of the Fund sold	54,894	1,070,845	1,294,073	1,636,196	1,385,153
Securities sold	—	—	—	—	—
SFIMC tax administration expenses reimbursement (a)	200,000	—	—	—	—
Variation margin	—	—	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	—	—	—
Prepaid expenses	37,064	44,238	52,405	51,237	40,350

Total assets	163,923,576	447,378,072	792,332,095	619,159,566	467,305,860

Liabilities and Net Assets
Dividends to shareholders	27,177	—	—	—	—
Payable for:
Shares of the Fund redeemed	76,242	269,896	202,190	144,526	153,552
Securities purchased	—	—	—	—	—
Variation margin	—	—	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	—	—	—
Due to affiliates	399,297	1,031,572	1,790,091	1,394,542	1,047,691
Accrued tax administration expenses (a)	200,000	—	—	—	—
Accrued liabilities	30,122	62,268	106,979	100,158	92,283

Total Liabilities	732,838	1,363,736	2,099,260	1,639,226	1,293,526

Net assets applicable to shares outstanding of common stock	$163,190,738	446,014,336	790,232,835	617,520,340	466,012,334

Analysis of Net Assets
Paid-in-capital	151,255,896	402,085,145	688,317,581	529,781,051	396,402,558
Accumulated net realized gain (loss)	3,612,059	10,661,244	26,414,888	22,337,888	19,299,091
Net unrealized appreciation (depreciation)	8,276,441	28,336,571	69,241,274	61,914,925	48,506,365
Undistributed (accumulated) net investment income (loss)	46,342	4,931,376	6,259,092	3,486,476	1,804,320

Net assets applicable to shares outstanding	$163,190,738	446,014,336	790,232,835	617,520,340	466,012,334

Fund shares outstanding: Class A Shares	2,258,699	5,787,993	9,340,905	7,508,202	5,007,352
Class B Shares	84,542	250,321	639,833	686,063	627,318
Legacy Class A Shares	9,052,217	21,116,625	31,426,391	20,183,094	13,313,627
Legacy Class B Shares	978,233	3,859,199	6,812,091	5,103,939	3,452,467
Institutional Shares	1,116,937	2,862,589	5,359,698	5,224,227	4,718,346
Class R-1 Shares	138,535	284,157	502,059	462,244	468,628
Class R-2 Shares	119,230	256,001	492,400	471,539	413,138
Class R-3 Shares	9,253	31,539	155,148	73,058	48,465
Net assets applicable to shares outstanding: Class A Shares	$26,487,216	75,402,269	135,666,029	117,110,957	83,312,830
Class B Shares	993,991	3,235,397	9,237,515	10,658,253	10,394,779
Legacy Class A Shares	107,621,077	273,036,930	453,009,284	313,624,654	221,005,367
Legacy Class B Shares	11,629,207	49,661,549	97,846,359	78,814,622	57,064,557
Institutional Shares	13,303,883	37,278,161	77,856,365	81,662,952	78,805,894
Class R-1 Shares	1,623,253	3,667,819	7,247,525	7,168,954	7,752,314
Class R-2 Shares	1,422,012	3,322,069	7,125,833	7,340,021	6,868,463
Class R-3 Shares	110,099	410,142	2,243,925	1,139,927	808,130
Net asset value: Class A Shares	11.73	13.03	14.52	15.60	16.64
Class B Shares	11.76	12.93	14.44	15.54	16.57
Legacy Class A Shares	11.89	12.93	14.41	15.54	16.60
Legacy Class B Shares	11.89	12.87	14.36	15.44	16.53
Institutional Shares	11.91	13.02	14.53	15.63	16.70
Class R-1 Shares	11.72	12.91	14.44	15.51	16.54
Class R-2 Shares	11.93	12.98	14.47	15.57	16.63
Class R-3 Shares	11.90	13.00	14.46	15.60	16.67
Maximum offering price: Class A Shares	12.35	13.72	15.28	16.42	17.52
Legacy Class A Shares	12.26	13.33	14.86	16.02	17.11

(a)	See Note 2 under Federal Income Taxes, Dividends and Distributions to Shareholders.

See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2007

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund	International Index Fund
Investment Income: (a)
Dividends	$4,023,755	661,047	1,994,797	6,117,505	2,339,200	5,088,997
Interest	265,440	102,495	71,804	279,322	236,875	112,832
Securities lending - net	—	—	—	43,004	—	—
Tax-exempt interest	—	—	—	—	—	—

	4,289,195	763,542	2,066,601	6,439,831	2,576,075	5,201,829
Less: foreign withholding taxes	(67,796)	(141)	(204,466)	—	(725)	(469,196)
Portfolio expenses of Master Portfolios (b)	—	—	—	(163,432)	—	—

Total investment income	4,221,399	763,401	1,862,135	6,276,399	2,575,350	4,732,633
Expenses:
Investment advisory and management fees	981,476	602,827	494,529	489,242	587,777	632,334
Shareholder services fees	411,536	190,510	156,917	820,407	422,658	319,184
Distribution fees Class A	12,691	16,026	17,483	37,478	23,329	27,757
Distribution fees Class B	22,412	49,076	52,884	61,180	49,974	56,549
Distribution fees Legacy Class A	142,968	96,289	73,360	476,030	231,670	163,983
Distribution fees Legacy Class B	140,681	87,340	66,112	470,357	219,020	136,374
Distribution fees Class R-1	6,308	6,011	6,430	14,965	8,465	8,318
Distribution fees Class R-2	5,187	3,322	3,805	9,779	4,940	5,240
Reports to shareholders	43,674	32,285	13,975	108,237	81,204	38,525
Regulatory fees	31,258	31,543	33,102	35,096	37,565	35,018
Professional fees	19,704	22,974	24,287	24,283	21,962	24,128
Trustees’ fees and expenses	5,118	2,390	1,734	9,156	5,397	3,498
Custodian fees	2,434	8,739	77,202	2,397	24,003	117,000
Errors & omissions insurance	2,350	1,604	1,258	6,796	3,608	2,160
ICI dues	1,987	747	540	3,497	1,624	1,197
Securities valuation fees	837	1,415	12,805	—	10,713	45,000
Fidelity bond expense	622	286	228	1,226	662	450
Index license fees	—	—	—	37,631	9,872	53,600

Total expenses	1,831,243	1,153,384	1,036,651	2,607,757	1,744,443	1,670,315
Less: expense reimbursement from SFIMC	—	(26,629)	(41,499)	—	(28,674)	(130,877)

Net expenses	1,831,243	1,126,755	995,152	2,607,757	1,715,769	1,539,438

Net investment income	2,390,156	(363,354)	866,983	3,668,642	859,581	3,193,195
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	8,859,404	(321,880)	6,654,555	12,694,842	11,445,498	990,002
Net realized gain (loss) on forward foreign currency contracts	—	—	11,534	—	—	(53,135)
Net realized gain (loss) on foreign currency transactions	99	—	(3,874)	—	—	32,382
Net realized gain (loss) on future contracts	—	—	—	611,721	214,549	821,723
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(391,520)	(14,415)	(59,797)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	11,137,706	25,882,767	4,579,233	25,152,244	7,093,344	19,845,205

Net realized and unrealized gain (loss) on investments	19,997,209	25,560,887	11,241,448	38,067,287	18,738,976	21,576,380

Net change in net assets resulting from operations	$22,387,365	25,197,533	12,108,431	41,735,929	19,598,557	24,769,575

(a)	Components of investment income for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Funds’ proportionate income from its Master Portfolio.

(b)	Portfolio expenses of Master Portfolios for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds include the effect of expense reductions by Barclays at the Master Portfolio level. See Note 2 under Expense Reduction Agreements.

See accompanying notes to financial statements.

Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund

1,797,850	—	—	—	662,834	1,930,516	4,059,895	3,528,459	2,843,946
1,974	7,268,114	1,081	3,375,486	2,334,209	5,446,926	6,163,050	2,881,243	1,076,198
—	—	—	—	21,096	60,341	135,357	107,932	91,046
—	—	2,370,273	—	—	—	—	—	—

1,799,824	7,268,114	2,371,354	3,375,486	3,018,139	7,437,783	10,358,302	6,517,634	4,011,190
—	—	—	—	—	—	131	20	—
—	—	—	—	(217,483)	(563,549)	(910,978)	(662,798)	(473,048)

1,799,824	7,268,114	2,371,354	3,375,486	2,800,656	6,874,234	9,447,455	5,854,856	3,538,142

—	143,573	50,785	63,775	276,352	733,200	1,267,983	972,692	722,451
1,849	360,992	126,962	163,010	198,406	526,174	910,908	699,476	520,543
17,940	18,569	12,307	16,864	24,704	68,718	120,811	103,836	72,634
49,450	17,860	10,744	6,918	3,679	11,618	33,435	37,815	35,366
133,895	146,897	77,920	55,273	138,240	338,806	551,216	378,602	264,517
172,423	171,241	84,131	11,483	38,424	160,381	309,593	248,463	176,596
5,972	6,054	—	8,450	3,701	8,885	15,859	14,548	15,573
2,580	3,432	—	4,574	1,950	4,594	9,719	9,768	9,121
35,524	52,149	6,333	20,577	7,466	25,736	50,623	50,050	44,097
58,883	31,350	22,505	35,087	31,976	35,573	39,660	35,428	39,257
11,132	15,011	13,808	13,161	18,603	20,846	24,291	24,022	20,296
5,051	4,606	1,645	2,030	3,973	5,766	10,759	7,437	5,456
—	4,285	631	1,305	995	815	1,493	2,096	1,124
2,092	3,161	1,169	1,019	1,493	4,088	6,323	3,982	3,193
—	2,372	787	731	957	2,041	3,600	2,614	1,901
—	23,753	10,547	—	—	—	—	—	—
397	595	208	211	272	735	1,162	814	531
—	—	—	—	—	—	—	—	—

497,188	1,005,900	420,482	404,468	751,191	1,947,976	3,357,435	2,591,643	1,932,656
(113,078)	—	(6,848)	(10,347)	—	—	—	—	—

384,110	1,005,900	413,634	394,121	751,191	1,947,976	3,357,435	2,591,643	1,932,656

1,415,714	6,262,214	1,957,720	2,981,365	2,049,465	4,926,258	6,090,020	3,263,213	1,605,486

(50,254)	58,626	130,260	—	1,051,411	3,597,012	10,356,916	10,311,274	9,519,132
—	—	—	—	(2)	(8)	(16)	(6)	(5)
—	—	—	—	117	268	691	267	204
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
7,515,912	(3,966,366)	(2,024,268)	—	726,739	3,136,615	10,366,784	10,710,498	9,188,784

7,465,658	(3,907,740)	(1,894,008)	—	1,778,265	6,733,887	20,724,375	21,022,033	18,708,115

8,881,372	2,354,474	63,712	2,981,365	3,827,730	11,660,145	26,814,395	24,285,246	20,313,601

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006	2007	2006
From operations:
Net investment income (loss)	$2,390,156	3,908,330
Net realized gain (loss)	8,859,503	11,841,392
Change in net unrealized appreciation or depreciation	11,137,706	28,864,373

Net change in net assets resulting from operations	22,387,365	44,614,095
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(266)	(113,204)
Class B Shares	141	(43,511)
Legacy Class A Shares	(41)	(1,281,887)
Legacy Class B Shares	35	(311,345)
Institutional Shares	(397)	(2,109,999)
Class R-1 Shares	—	(21,819)
Class R-2 Shares	—	(34,834)
Class R-3 Shares	—	(19,175)

	(528)	(3,935,774)
Net realized gain:
Class A Shares	(774)	(329,780)
Class B Shares	634	(195,434)
Legacy Class A Shares	(106)	(4,531,086)
Legacy Class B Shares	194	(1,746,786)
Institutional Shares	(731)	(6,146,900)
Class R-1 Shares	—	(94,462)
Class R-2 Shares	—	(125,453)
Class R-3 Shares	—	(58,286)

	(783)	(13,228,187)
Total distributions to shareholders	(1,311)	(17,163,961)
From Fund share transactions:
Proceeds from shares sold	17,687,676	39,457,809
Reinvestment of distributions	1,140	11,412,628

	17,688,816	50,870,437
Less payments for shares redeemed	(14,554,774)	(36,550,329)

Net increase in net assets from Fund share transactions	3,134,042	14,320,108

Total increase in net assets	25,520,096	41,770,242

Net assets:
Beginning of period	319,856,167	278,085,925

End of period*	$345,376,263	319,856,167

* Including undistributed (accumulated) net investment income (loss)	$2,455,930	66,302

See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2007	2006	2007	2006	2007	2006	2007	2006

(363,354)	(894,476)	866,983	930,656	3,668,642	6,545,020	859,581	815,474
(321,880)	28,516,383	6,662,215	5,215,688	13,306,563	1,821,041	11,660,047	26,767,307
25,882,767	(9,860,423)	4,579,233	11,581,083	24,760,724	72,936,021	7,078,929	19,007,133

25,197,533	17,761,484	12,108,431	17,727,427	41,735,929	81,302,082	19,598,557	46,589,914

—	—	16	(224,111)	(119)	(286,457)	(23)	(62,798)
—	—	19	(144,397)	(36)	(98,736)	—	—
—	—	(1,882)	(915,835)	(149)	(4,006,584)	14	(339,087)
—	—	(42)	(194,458)	(17)	(977,232)	(2)	—
—	—	(46)	(221,588)	(847)	(872,601)	(58)	(189,562)
—	—	—	(31,471)	—	(48,919)	—	—
—	—	—	(35,477)	—	(60,504)	—	(4,296)
—	—	—	(29,346)	—	(21,756)	—	(5,049)

—	—	(1,935)	(1,796,683)	(1,168)	(6,372,789)	(69)	(600,792)

23	(929,648)	—	—	—	—	(512)	(1,196,758)
(3)	(830,539)	—	—	—	—	(229)	(817,201)
(165)	(5,920,261)	—	—	—	—	(505)	(14,105,699)
49	(2,126,592)	—	—	—	—	(230)	(5,232,471)
22	(1,263,302)	—	—	—	—	(1,115)	(3,291,147)
(1)	(173,516)	—	—	—	—	(3)	(235,364)
(1)	(156,440)	—	—	—	—	(3)	(238,147)
—	(115,732)	—	—	—	—	(1)	(106,842)

(76)	(11,516,030)	—	—	—	—	(2,598)	(25,223,629)
(76)	(11,516,030)	(1,935)	(1,796,683)	(1,168)	(6,372,789)	(2,667)	(25,824,421)

13,078,785	35,289,699	8,780,512	35,954,678	52,592,838	116,354,921	26,558,733	75,336,971
68	6,889,429	(1,282)	828,903	1,270	5,885,378	2,167	19,745,450

13,078,853	42,179,128	8,779,230	36,783,581	52,594,108	122,240,299	26,560,900	95,082,421
(7,311,983)	(33,850,614)	(4,325,506)	(28,103,128)	(45,235,320)	(105,009,256)	(21,227,058)	(57,519,598)

5,766,870	8,328,514	4,453,724	8,680,453	7,358,788	17,231,043	5,333,842	37,562,823

30,964,327	14,573,968	16,560,220	24,611,197	49,093,549	92,160,336	24,929,732	58,328,316

138,481,897	123,907,929	117,279,341	92,668,144	632,039,240	539,878,904	326,755,903	268,427,587

169,446,224	138,481,897	133,839,561	117,279,341	681,132,789	632,039,240	351,685,635	326,755,903

(363,352)	—	(720,177)	(1,585,225)	3,810,602	143,128	1,176,995	317,483

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	International Index Fund
Six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006	2007	2006
From operations:
Net investment income (loss)	$3,193,195	3,269,729
Net realized gain (loss)	1,790,972	2,127,838
Change in net unrealized appreciation or depreciation	19,785,408	38,053,441

Net change in net assets resulting from operations	24,769,575	43,451,008
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	794	(370,036)
Class B Shares	75	(188,938)
Legacy Class A Shares	(6,459)	(2,439,921)
Legacy Class B Shares	67	(593,994)
Institutional Shares	(1,671)	(723,352)
Class R-1 Shares	—	(54,083)
Class R-2 Shares	—	(59,719)
Class R-3 Shares	—	(36,283)

	(7,194)	(4,466,326)
Net realized gain:
Class A Shares	—	(164,868)
Class B Shares	—	(109,003)
Legacy Class A Shares	—	(1,195,415)
Legacy Class B Shares	—	(387,603)
Institutional Shares	—	(315,000)
Class R-1 Shares	—	(29,835)
Class R-2 Shares	—	(30,423)
Class R-3 Shares	—	(16,459)

	—	(2,248,606)
Total distributions to shareholders	(7,194)	(6,714,932)
From Fund share transactions:
Proceeds from shares sold	31,073,694	70,337,583
Reinvestment of distributions	5,282	4,708,837

	31,078,976	75,046,420
Less payments for shares redeemed	(14,325,722)	(39,007,744)

Net increase in net assets from Fund share transactions	16,753,254	36,038,676

Total increase in net assets	41,515,635	72,774,752

Net assets:
Beginning of period	235,264,090	162,489,338

End of period*	$276,779,725	235,264,090

*Including undistributed (accumulated) net investment income (loss)	$1,929,931	(1,256,070)

See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2007	2006	2007	2006	2007	2006	2007	2006

1,415,714	4,281,024	6,262,214	11,730,377	1,957,720	3,951,765	2,981,365	4,914,044
(50,254)	5,254,963	58,626	(555,535)	130,260	333,331	—	—
7,515,912	1,446,865	(3,966,366)	(929,007)	(2,024,268)	(1,106,747)	—	—

8,881,372	19,982,852	2,354,474	10,245,835	63,712	3,178,349	2,981,365	4,914,044

(124,427)	(293,942)	(324,455)	(215,476)	(195,803)	(115,206)	(523,765)	(296,799)
(41,790)	(199,674)	(108,971)	(135,742)	(59,006)	(80,710)	(54,103)	(72,205)
(757,953)	(2,404,717)	(2,564,833)	(5,340,521)	(1,236,822)	(2,711,585)	(1,731,151)	(3,449,202)
(280,570)	(969,501)	(1,044,635)	(2,065,048)	(461,959)	(1,035,553)	(89,813)	(186,023)
(102,021)	(261,907)	(2,094,864)	(3,763,743)	(4,130)	(8,711)	(351,292)	(561,516)
(16,847)	(42,600)	(49,073)	(75,784)	—	—	(92,618)	(145,384)
(12,084)	(31,827)	(48,620)	(84,570)	—	—	(104,900)	(143,216)
(9,663)	(29,705)	(26,700)	(49,493)	—	—	(33,723)	(59,699)

(1,345,355)	(4,233,873)	(6,262,151)	(11,730,377)	(1,957,720)	(3,951,765)	(2,981,365)	(4,914,044)

—	(689,381)	—	—	—	(6,941)	—	—
—	(558,716)	—	—	—	(4,170)	—	—
—	(5,522,505)	—	—	—	(79,850)	—	—
—	(2,749,434)	—	—	—	(33,116)	—	—
—	(552,189)	—	—	—	(244)	—	—
—	(114,425)	—	—	—	—	—	—
—	(77,954)	—	—	—	—	—	—
—	(63,799)	—	—	—	—	—	—

—	(10,328,403)	—	—	—	(124,321)	—	—

(1,345,355)	(14,562,276)	(6,262,151)	(11,730,377)	(1,957,720)	(4,076,086)	(2,981,365)	(4,914,044)
13,611,537	43,479,374	22,708,653	51,741,318	12,178,556	14,175,784	101,571,649	164,487,508
1,025,128	10,501,849	3,682,219	6,991,602	704,204	1,392,754	2,684,608	4,380,651

14,636,665	53,981,223	26,390,872	58,732,920	12,882,760	15,568,538	104,256,257	168,868,159
(11,216,489)	(42,757,573)	(17,474,208)	(49,286,942)	(3,767,116)	(21,751,411)	(90,009,614)	(149,728,691)

3,420,176	11,223,650	8,916,664	9,445,978	9,115,644	(6,182,873)	14,246,643	19,139,468

10,956,193	16,644,226	5,008,987	7,961,436	7,221,636	(7,080,610)	14,246,643	19,139,468

198,708,551	182,064,325	287,660,017	279,698,581	100,382,408	107,463,018	123,566,024	104,426,556

209,664,744	198,708,551	292,669,004	287,660,017	107,604,044	100,382,408	137,812,667	123,566,024

153,897	83,538	63	—	—	—	—	—

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Income Fund
Six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006	2007	2006
From operations:
Net investment income	$2,049,465	3,960,224
Net realized gain (loss)	1,051,526	2,898,825
Change in net unrealized appreciation or depreciation	726,739	4,277,924

Net change in net assets resulting from operations	3,827,730	11,136,973
Distributions to shareowners from and in excess of:
Net investment income:
Class A Shares	(307,313)	(271,211)
Class B Shares	(9,111)	(11,811)
Legacy Class A Shares	(1,352,253)	(3,040,700)
Legacy Class B Shares	(121,872)	(281,763)
Institutional Shares	(174,623)	(312,145)
Class R-1	(17,452)	(33,151)
Class R-2	(16,859)	(21,006)
Class R-3	(1,480)	(3,121)

	(2,000,963)	(3,974,908)
Net realized gain:
Class A Shares	—	(103,437)
Class B Shares	—	(4,535)
Legacy Class A Shares	—	(982,976)
Legacy Class B Shares	—	(104,164)
Institutional Shares	—	(94,321)
Class R-1	—	(12,047)
Class R-2	—	(7,737)
Class R-3	—	(958)

	—	(1,310,175)
Total distributions to shareowners	(2,000,963)	(5,285,083)
From Fund share transactions:
Proceeds from shares sold	23,844,705	46,051,045
Reinvestment of distributions	1,956,033	5,180,361

	25,800,876	51,231,406
Less payments for shares redeemed	(17,103,089)	(26,962,494)

Net increase (decrease) in net assets from Fund share transactions	8,697,649	24,268,912

Total increase in net assets	10,524,416	30,120,802

Net assets:
Beginning of period	152,666,322	122,545,520

End of period*	$163,190,738	$152,666,322

* Including undistributed (accumulated) net investment income (loss)	$46,342	(2,160)

See accompanying notes to financial statements.

LifePath 2010 Fund		LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund
2007	2006	2007	2006	2007	2006	2007	2006

4,926,258	8,885,195	6,090,020	11,198,346	3,263,213	6,381,636	1,605,486	3,518,883
3,597,272	9,048,170	10,357,591	18,291,391	10,311,535	14,773,752	9,519,331	11,006,359
3,136,615	14,709,655	10,366,784	36,338,890	10,710,498	33,512,680	9,188,784	27,647,131

11,660,145	32,643,020	26,814,395	65,828,627	24,285,246	54,668,068	20,313,601	42,172,373

(13,763)	(874,835)	3,197	(1,195,168)	(3,352)	(759,850)	(6,241)	(404,804)
(55)	(37,888)	995	(82,944)	1,876	(65,937)	809	(46,817)
(2,306)	(6,062,347)	2,294	(7,120,917)	7,868	(3,588,521)	133	(1,818,708)
31	(915,589)	3,187	(1,200,108)	(1,086)	(640,260)	187	(289,385)
(415)	(801,612)	(27,054)	(1,189,788)	(3,858)	(929,479)	(4,639)	(662,229)
—	(69,880)	—	(76,570)	—	(49,264)	—	(36,434)
—	(58,960)	—	(82,643)	—	(61,132)	—	(48,238)
—	(10,161)	—	(40,081)	—	(15,047)	—	(4,957)

(16,508)	(8,831,272)	(17,381)	(10,988,219)	1,448	(6,109,490)	(9,751)	(3,311,572)

—	(366,397)	—	(798,806)	—	(751,105)	—	(479,577)
—	(17,632)	—	(63,324)	—	(76,370)	—	(67,049)
—	(2,877,331)	—	(5,663,114)	—	(4,395,048)	—	(2,798,862)
—	(524,252)	—	(1,223,689)	—	(1,112,095)	—	(730,064)
—	(342,197)	—	(822,246)	—	(954,332)	—	(813,021)
—	(36,060)	—	(70,200)	—	(72,023)	—	(68,743)
—	(28,197)	—	(65,490)	—	(73,400)	—	(71,810)
—	(4,444)	—	(24,682)	—	(15,425)	—	(6,345)

—	(4,196,510)	—	(8,731,551)	—	(7,449,798)	—	(5,035,471)
(16,508)	(13,027,782)	(17,381)	(19,719,770)	1,448	(13,559,288)	(9,751)	(8,347,043)

70,534,248	126,070,947	141,019,210	235,741,142	129,489,165	196,542,359	115,350,593	167,205,293
14,252	12,945,045	18,803	19,598,927	(7,419)	13,497,913	9,055	8,292,364

70,548,500	139,015,992	141,038,013	255,340,069	129,481,746	210,040,272	115,359,648	175,497,657
(31,226,925)	(47,575,136)	(43,357,927)	(64,435,859)	(33,566,403)	(39,231,513)	(29,774,219)	(29,608,216)

39,321,575	91,440,856	97,680,086	190,904,210	95,915,343	170,808,759	85,585,429	145,889,441

50,965,212	111,056,094	124,477,100	237,013,067	120,202,037	211,917,539	105,889,279	179,714,771

395,049,124	283,993,030	665,755,735	428,742,668	497,318,303	285,400,764	360,123,055	180,408,284

446,014,336	395,049,124	790,232,835	665,755,735	617,520,340	497,318,303	466,012,334	360,123,055

4,931,376	21,626	6,259,092	186,453	3,486,476	221,815	1,804,320	208,585

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to the Financial Statements for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2007. For the Feeder Funds, see the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2007, there was a commitment of $1,006,330, representing 0.94% of net assets, for such a security in the Tax Advantaged Bond Fund’s portfolio.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Multi-class fund structure

The Funds offer multiple classes of shares. As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were offered to the public. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds (except the Tax Advantaged Bond Fund) only by qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 Shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (currently at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 06/30/2007
S&P 500 Index Fund	S&P 500 Index Master Portfolio	24.08%
LifePath Income Fund	LifePath Retirement Master Portfolio	55.77%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	48.74%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	47.44%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	49.78%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	51.03%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio’s financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated tax administration expenses for a potential closing agreement with the Internal Revenue Service (IRS) with respect to a federal tax issue. The closing agreement proposes to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might be considered to be preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which was changed beginning in December 2006. The Trust’s management estimates the IRS may assess fees of $150,000 to the Equity and Bond Fund and $200,000 to the LifePath Income Fund as a result of entering into the closing agreement. SFIMC has agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 of these estimated fees.

As of June 30, 2007, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$296,549,695	$56,082,849	$(4,948,774)	$51,134,075
Small/Mid Cap Equity Fund	148,208,143	28,473,073	(2,955,936)	25,517,137
International Equity Fund	97,316,126	37,937,176	(1,219,845)	36,717,331
Small Cap Index Fund	277,726,912	88,326,253	(14,451,132)	73,875,121
International Index Fund	186,677,042	87,716,756	(2,261,544)	85,455,212
Equity and Bond Fund	189,567,467	21,559,195	(1,761,120)	19,798,075
Bond Fund	298,938,755	1,232,645	(8,723,159)	(7,490,514)
Tax Advantaged Bond Fund	105,717,104	2,340,991	(428,842)	1,912,149
Money Market Fund	137,635,413	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Financial Statements which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Financial Statements does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Financial Statements for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Income Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

At December 31, 2006, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration
	2010	2011	2013	2014	Total
International Equity Fund	$—	$2,195,583	$—	$—	$2,195,583
S&P 500 Index Fund	1,318,709	903,770	—	—	2,222,479
Bond Fund	—	498,280	92,631	555,535	1,146,446

The International Equity Fund, S&P 500 Index Fund and Tax Advantaged Bond Fund utilized $5,567,261, $1,729,211 and $105,275, respectively, of capital loss carryforwards to offset realized capital gains in 2006.

As of December 31, 2006, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$9,825	$75,389	$40,062,671	$(298,817)	$39,849,068
Small/Mid Cap Equity Fund	6,689,109	12,464,749	(381,103)	—	18,772,755
International Equity Fund	11,037	—	32,221,386	(2,703,305)	29,529,118
S&P 500 Index Fund	96,983	—	124,033,496	(2,222,003)	121,908,476
Small Cap Index Fund	485,080	2,513,333	67,071,998	—	70,070,411
International Index Fund	954,186	—	65,871,258	—	66,825,444
Equity and Bond Fund	3,337,263	2,001,238	12,282,163	—	17,620,664
Bond Fund	48,939	—	(3,524,148)	(1,146,446)	(4,621,655)
Money Market Fund	7,441	—	—	—	7,441
LifePath Income Fund	109,637	1,334,857	8,663,581	—	10,108,075
LifePath 2010 Fund	619,287	4,007,439	27,658,828	—	32,285,554
LifePath 2020 Fund	979,700	8,061,447	66,077,093	—	75,118,240
LifePath 2030 Fund	746,016	6,214,515	56,492,064	—	63,452,595
LifePath 2040 Fund	544,146	4,903,299	43,858,481	—	49,305,926

For the remaining Fund, the undistributed net investment income determined in accordance with federal tax regulations at December 31, 2006 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities as of December 31, 2006.

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2006 relates to one or more of the following: forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and non deductible start-up expenses.

From November 1, 2006 through December 31, 2006, the Equity Fund incurred $298,817 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2007.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

From November 1, 2006 through December 31, 2006, the International Equity Fund incurred $27,163 in foreign exchange losses and $480,622 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2007.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2006, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Equity Fund	$—	$(47,530)	$47,530
Small/Mid Cap Equity Fund	—	(894,476)	894,476
International Equity Fund	—	(119,614)	119,614
S&P 500 Index Fund	(59,338)	197,828	(138,490)
Small Cap Index Fund	4,139	169,397	(173,538)
International Index Fund	—	(279,935)	279,935
LifePath Income Fund	—	(197,050)	197,050
LifePath 2010 Fund	—	(320,214)	320,214
LifePath 2020 Fund	—	(256,440)	256,440
LifePath 2030 Fund	—	(48,118)	48,118
LifePath 2040 Fund	—	(11,286)	11,286

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions for all classes was as follows for the years ended December 31, 2006:

2006	Ordinary Income
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$319,274	165,633	4,113,237	1,402,863	5,951,026	80,846	113,226	55,597	12,201,702
Small/Mid Cap Equity Fund	208,473	186,247	1,327,612	476,886	283,294	38,911	35,081	25,953	2,582,457
Small Cap Index Fund	177,950	78,631	1,696,336	503,468	506,236	22,647	27,211	15,329	3,027,808
International Index Fund	434,059	231,221	2,904,420	744,514	845,827	65,672	71,535	42,669	5,339,917
LifePath 2010 Fund	875,948	37,942	6,070,931	917,182	802,652	69,990	59,046	10,174	8,843,865
LifePath 2020 Fund	1,240,550	86,542	7,442,279	1,269,629	1,236,502	80,558	86,364	41,483	11,483,907
LifePath 2030 Fund	822,079	72,264	3,952,480	732,397	1,008,546	55,231	67,213	16,325	6,726,535
LifePath 2040 Fund	452,660	53,508	2,097,831	362,236	743,359	43,294	55,404	5,590	3,813,882

2006	Long Term Capital Gain
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$123,710	73,312	1,699,736	655,268	2,305,873	35,435	47,061	21,864	4,962,259
Small/Mid Cap Equity Fund	721,175	644,292	4,592,649	1,649,706	980,008	134,605	121,359	89,779	8,933,573
Small Cap Index Fund	1,081,606	738,570	12,748,450	4,729,003	2,974,473	212,717	215,232	96,562	22,796,613
International Index Fund	100,845	66,720	730,916	237,083	192,525	18,246	18,607	10,073	1,375,015
LifePath 2010 Fund	365,284	17,578	2,868,747	522,659	341,157	35,950	28,111	4,431	4,183,917
LifePath 2020 Fund	753,424	59,726	5,341,752	1,154,168	775,532	66,212	61,769	23,280	8,235,863
LifePath 2030 Fund	688,876	70,043	4,031,089	1,019,958	875,265	66,056	67,319	14,147	6,832,753
LifePath 2040 Fund	431,721	60,358	2,519,739	657,213	731,891	61,883	64,644	5,712	4,533,161

2006	Total Distributions
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$442,984	238,945	5,812,973	2,058,131	8,256,899	116,281	160,287	77,461	17,163,961
Small/Mid Cap Equity Fund	929,648	830,539	5,920,261	2,126,592	1,263,302	173,516	156,440	115,732	11,516,030
Small Cap Index Fund	1,259,556	817,201	14,444,786	5,232,471	3,480,709	235,364	242,443	111,891	25,824,421
International Index Fund	534,904	297,941	3,635,336	981,597	1,038,352	83,918	90,142	52,742	6,714,932
LifePath 2010 Fund	1,241,232	55,520	8,939,678	1,439,841	1,143,809	105,940	87,157	14,605	13,027,782
LifePath 2020 Fund	1,993,974	146,268	12,784,031	2,423,797	2,012,034	146,770	148,133	64,763	19,719,770
LifePath 2030 Fund	1,510,955	142,307	7,983,569	1,752,355	1,883,811	121,287	134,532	30,472	13,559,288
LifePath 2040 Fund	884,381	113,866	4,617,570	1,019,449	1,475,250	105,177	120,048	11,302	8,347,043

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2006 Tax Advantaged Bond Fund	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Class A	$115,170	$36	$6,941	$122,147
Class B	80,685	25	4,170	84,880
Legacy Class A	2,710,740	845	79,850	2,791,435
Legacy Class B	1,035,230	323	33,116	1,068,669
Institutional	8,708	3	244	8,955

Total Distributions	$3,950,533	$1,232	$124,321	$4,076,086

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statements of Changes in Net Assets for the year ended December 31, 2006.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $449,455 as ordinary income for federal income tax purposes during 2006. The International Index Fund recognized unrealized appreciation of $1,046,536 as ordinary income for federal income tax purposes during 2006. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2006 was $1,592,680 for the International Equity Fund and $1,836,830 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC quarterly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors’ (“Barclays”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Income Fund	0.70%
S&P 500 Index Fund	0.20%	LifePath 2010 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2020 Fund	0.70%
International Index Fund	0.50%	LifePath 2030 Fund	0.70%
Equity and Bond Fund	None	LifePath 2040 Fund	0.70%
Bond Fund	0.10%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the Underlying Funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the Underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Equity Fund and International Equity Fund, Northern Trust Investments, N.A. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund, and Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian, Northern Trust, Bridgeway and Rainier determine which securities to buy and sell for each of those Funds, select the brokers and dealers to effect the transactions, and negotiate commissions. Capital Guardian’s, Northern Trust’s, Bridgeway’s and Rainier’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds. For the six months ended June 30, 2007, the following fees were earned by Capital Guardian, Northern Trust, Bridgeway and Rainier for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Capital Guardian	Northern Trust	Bridgeway	Rainier
Equity Fund	$456,369	$—	$—	$—
International Equity Fund	235,288	—	—	—
Small Cap Index Fund	—	191,296	—	—
International Index Fund	—	149,682	—	—
Small Mid/Cap Equity Fund	—	—	225,792	229,391

Total Sub-Advisory Fees	$699,657	$340,978	$225,792	$229,391

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2007, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund is dependant upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$4,726,098	Tax Advantaged Bond Fund	5,518,434
Small/Mid Cap Equity Fund	5,048,653	Money Market Fund	3,804,862
International Equity Fund	3,788,812	LifePath Income Fund	2,194,341
S&P 500 Index Fund	13,805,084	LifePath 2010 Fund	5,096,413
Small Cap Index Fund	8,093,829	LifePath 2020 Fund	8,014,358
International Index Fund	5,108,548	LifePath 2030 Fund	5,435,345
Equity and Bond Fund	7,038,622	LifePath 2040 Fund	3,639,639

Bond Fund	6,524,553	TOTAL	$87,837,591

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds other than the LifePath Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses exceed the percentage of each Class’s average net assets indicated in the table below. SFIMC has agreed to reimburse Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares for each LifePath Fund if, and to the extent, the LifePath Fund Class’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund Class’s average net assets shown in the table below:

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.10%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.20%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund	1.15%	1.85%	1.15%	1.55%	0.90%
Equity and Bond Fund	0.25%	0.95%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Income Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2010 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

Fund	Expense Reimbursement Threshold	Fund	Expense Reimbursement Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small/Mid Cap Equity Fund	0.10%	LifePath Income Fund	0.10%
International Equity Fund	0.20%	LifePath 2010 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2020 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2030 Fund	0.10%
International Index Fund	0.15%	LifePath 2040 Fund	0.10%
Bond Fund	0.10%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

The above arrangements are voluntary and may be eliminated by SFIMC at any time.

Effective May 1, 2006, Barclays contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009. Beginning on March 15, 2004 and until May 1, 2006, such waiver was voluntary.

Effective January 1, 2007, Barclays also contractually agreed to provide an offsetting credit against the investment advisory fees Barclays receives from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm that are paid by these Master Portfolios through April 30, 2009. Beginning on May 1, 2006 and until December 31, 2006, such waiver was voluntary.

Barclays may not discontinue or modify this contractual waiver or offsetting credit without the approval of the Board of Trustees of the Master Portfolios.

New accounting pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Trust’s management has completed a review of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. At this time, the Trust’s management is evaluating the implications of SFAS 157 and their impact in the financial statements has not yet been determined.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Investment transactions

For the six months ended June 30, 2007, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases	Sales
Equity Fund	$74,801,469	$69,283,449
Small/Mid Cap Equity Fund	84,568,047	79,053,262
International Equity Fund	30,822,906	25,724,134
Small Cap Index Fund	51,501,954	46,344,576
International Index Fund	22,815,611	4,191,369
Equity and Bond Fund	4,250,000	800,000
Bond Fund	33,916,013	11,933,828
Tax Advantaged Bond Fund	12,379,507	3,375,490

Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at June 30, 2007:

International Equity Fund

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
928,379	British Pound	5	07/02/2007-07/18/2007	1,863,999	$10,254
368,850	Euro	7	07/02/2007-07/05/2007	499,231	(1,609)
195,281,966	Japanese Yen	7	07/02/2007-07/18/2007	1,588,801	50,991

				Total	$59,636

International Index Fund

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
547,132	Australian Dollar	2	09/19/2007	462,864	$2,864
902,458	British Pound	5	09/19/2007	1,810,207	19,644
2,098,851	Euro	5	09/19/2007	2,847,984	27,984
780,117	Hong Kong Dollar	1	09/19/2007	99,956	(44)
266,081,940	Japanese Yen	4	09/19/2007	2,182,709	2,242

				Total	$52,690

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2007:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	58	$4,891,246	$4,884,180	Long	September ‘07	$(7,066)

Total							$(7,066)

International Index Fund	Hang Seng Index	2	279,871	279,807	Long	July ‘07	(64)
International Index Fund	DJ Euro Stoxx 50	86	5,156,657	5,244,051	Long	September ‘07	87,394
International Index Fund	FTSE 100 Index	21	2,775,795	2,796,812	Long	September ‘07	21,017
International Index Fund	Share Price Index	6	811,813	798,811	Long	September ‘07	(13,002)
International Index Fund	TOPIX Index	19	2,728,775	2,730,880	Long	September ‘07	2,105

Total							$97,450

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Fund share transactions

At June 30, 2007, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2007:

	Class A Dollar Amounts				Class A Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,290,633	$1,040	$263,459	$4,028,214	477,646	120	29,742	448,024
Small/Mid Cap Equity Fund	2,897,158	67	177,610	2,719,615	243,279	6	15,076	228,209
International Equity Fund	2,491,813	(22)	253,449	2,238,342	190,989	(2)	19,304	171,683
S&P 500 Index Fund	15,300,165	119	1,049,966	14,250,318	1,380,714	11	93,931	1,286,794
Small Cap Index Fund	6,404,970	461	462,091	5,943,340	434,703	32	31,227	403,508
International Index Fund	9,374,398	(804)	813,919	8,559,675	646,063	(58)	56,019	589,986
Equity and Bond Fund	3,839,029	54,540	510,081	3,383,488	375,366	5,294	49,853	330,807
Bond Fund	6,640,168	202,936	1,103,046	5,740,058	643,535	19,689	106,874	556,350
Tax Advantaged Bond Fund	10,321,860	92,863	281,492	10,133,231	955,759	8,610	25,975	938,394
Money Market Fund	57,581,343	440,405	48,890,068	9,131,680	57,581,343	440,405	48,890,068	9,131,680
LifePath Income Fund	15,011,758	304,101	2,162,026	13,153,833	1,274,857	25,956	183,649	1,117,164
LifePath 2010 Fund	41,804,625	12,715	2,657,043	39,160,297	3,234,070	1,004	204,292	3,030,782
LifePath 2020 Fund	76,642,777	807	5,560,326	71,083,258	5,336,643	57	386,413	4,950,287
LifePath 2030 Fund	67,283,069	3,109	4,677,834	62,608,344	4,381,172	208	303,854	4,077,526
LifePath 2040 Fund	51,588,784	3,855	5,527,860	46,064,779	3,153,475	244	334,173	2,819,546

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$293,144	$(775)	$16,656	$275,713	32,868	(89)	1,859	30,920
Small/Mid Cap Equity Fund	189,317	—	18,149	171,168	16,299	—	1,549	14,750
International Equity Fund	177,595	(18)	12,662	164,915	13,666	(1)	1,001	12,664
S&P 500 Index Fund	1,230,906	36	161,634	1,069,308	111,476	3	14,457	97,022
Small Cap Index Fund	570,969	220	49,172	522,017	38,854	16	3,347	35,523
International Index Fund	699,923	(76)	67,279	632,568	48,346	(6)	4,590	43,750
Equity and Bond Fund	277,733	1,749	19,794	259,688	27,317	169	1,913	25,573
Bond Fund	369,834	8,926	32,091	346,669	35,825	867	3,117	33,575
Tax Advantaged Bond Fund	64,542	722	1,655	63,609	5,973	67	153	5,887
Money Market Fund	53,951	1,024	14,594	40,381	53,951	1,024	14,594	40,381
LifePath Income Fund	459,811	7,046	24,087	442,770	38,938	600	2,033	37,505
LifePath 2010 Fund	1,620,645	55	110,647	1,510,053	126,103	4	8,617	117,490
LifePath 2020 Fund	4,440,335	(957)	286,338	4,153,040	310,540	(68)	20,022	290,450
LifePath 2030 Fund	5,651,400	(1,793)	394,264	5,255,343	368,913	(120)	25,587	343,206
LifePath 2040 Fund	5,687,572	(812)	404,269	5,282,491	348,243	(51)	24,745	323,447

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,172,346	$140	$7,919,781	$(1,747,295)	667,125	14	852,721	(185,582)
Small/Mid Cap Equity Fund	4,967,652	85	4,498,278	469,459	432,633	8	392,612	40,029
International Equity Fund	2,803,227	(1,310)	2,372,858	429,059	213,502	(103)	180,735	32,664
S&P 500 Index Fund	19,579,145	222	28,222,021	(8,642,654)	1,769,266	18	2,540,581	(771,297)
Small Cap Index Fund	9,726,925	631	13,221,801	(3,494,245)	666,180	41	904,240	(238,019)
International Index Fund	10,211,572	4,399	8,146,612	2,069,359	705,076	318	562,645	142,749
Equity and Bond Fund	4,821,493	654,154	7,041,337	(1,565,690)	470,105	62,633	685,201	(152,463)
Bond Fund	5,712,766	2,416,231	10,348,960	(2,219,963)	552,634	234,011	1,001,607	(214,962)
Tax Advantaged Bond Fund	1,595,096	554,125	2,941,982	(792,761)	147,405	51,312	271,862	(73,145)
Money Market Fund	21,691,529	1,699,686	23,674,158	(282,943)	21,691,529	1,699,686	23,674,158	(282,943)
LifePath Income Fund	4,426,040	1,323,849	13,043,995	(7,294,106)	369,873	111,423	1,093,290	(611,994)
LifePath 2010 Fund	16,144,118	1,979	21,469,665	(5,323,568)	1,255,919	157	1,672,130	(416,054)
LifePath 2020 Fund	31,349,315	(4,943)	26,418,374	4,925,998	2,199,698	(382)	1,857,362	341,954
LifePath 2030 Fund	24,684,116	(11,645)	17,483,460	7,189,011	1,613,617	(785)	1,143,522	469,310
LifePath 2040 Fund	25,233,305	2,100	14,795,980	10,439,425	1,552,339	136	905,854	646,621

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,994,871	$(229)	$2,972,563	$(977,921)	217,671	(25)	322,727	(105,081)
Small/Mid Cap Equity Fund	1,239,591	(58)	1,187,466	52,067	111,314	(5)	107,209	4,100
International Equity Fund	687,729	22	608,288	79,463	52,811	2	46,828	5,985
S&P 500 Index Fund	6,026,182	46	9,600,094	(3,573,866)	547,116	3	865,600	(318,481)
Small Cap Index Fund	2,507,709	138	3,446,100	(938,253)	174,786	10	238,877	(64,081)
International Index Fund	2,104,232	37	1,811,763	292,506	145,516	3	125,097	20,422
Equity and Bond Fund	1,946,557	198,281	2,451,953	(307,115)	189,984	18,972	238,749	(29,793)
Bond Fund	1,655,248	696,392	2,906,454	(554,814)	159,939	67,424	280,966	(53,603)
Tax Advantaged Bond Fund	145,952	54,625	518,899	(318,322)	13,463	5,058	47,956	(29,435)
Money Market Fund	1,089,707	41,633	838,770	292,570	1,089,707	41,633	838,770	292,570
LifePath Income Fund	466,375	120,117	(1,100,650)	(514,158)	39,104	10,110	(92,082)	(42,868)
LifePath 2010 Fund	2,634,044	(32)	3,257,075	(623,063)	206,241	(3)	254,582	(48,344)
LifePath 2020 Fund	6,682,231	(3,160)	4,955,987	1,723,084	470,658	(234)	349,223	121,201
LifePath 2030 Fund	5,924,262	973	3,916,936	2,008,299	390,533	67	256,339	134,261
LifePath 2040 Fund	5,480,374	(184)	2,877,030	2,603,160	338,357	(12)	177,739	160,606

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,361,055	$964	$3,047,375	$314,644	373,139	112	337,991	35,260
Small/Mid Cap Equity Fund	2,678,659	(26)	1,132,810	1,545,823	227,720	(2)	96,551	131,167
International Equity Fund	1,536,052	46	840,786	695,312	117,417	4	65,009	52,412
S&P 500 Index Fund	7,780,968	847	4,959,642	2,822,173	703,816	84	446,641	257,259
Small Cap Index Fund	5,886,399	717	3,491,289	2,395,827	400,047	53	236,385	163,715
International Index Fund	7,090,943	1,726	2,767,592	4,325,077	488,535	124	190,261	298,398
Equity and Bond Fund	1,578,224	101,029	962,888	716,365	154,600	9,764	94,195	70,169
Bond Fund	7,413,287	295,176	2,686,918	5,021,545	717,510	28,631	259,359	486,782
Tax Advantaged Bond Fund	51,106	1,869	23,088	29,887	4,729	173	2,137	2,765
Money Market Fund	11,491,313	339,628	7,869,233	3,961,708	11,491,313	339,628	7,869,233	3,961,708
LifePath Income Fund	2,529,344	169,110	(479,589)	2,218,865	210,901	14,208	(40,127)	184,982
LifePath 2010 Fund	6,334,296	(465)	2,566,020	3,767,811	490,326	(37)	199,183	291,106
LifePath 2020 Fund	16,305,028	27,056	4,380,041	11,952,043	1,138,673	1,970	307,201	833,442
LifePath 2030 Fund	19,345,897	1,937	4,983,686	14,364,148	1,259,175	135	326,907	932,403
LifePath 2040 Fund	21,387,627	4,096	4,546,554	16,845,169	1,305,251	268	280,023	1,025,496

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$623,869	$—	$187,556	$436,313	69,258	—	20,891	48,367
Small/Mid Cap Equity Fund	587,556	—	177,562	409,994	50,468	—	15,055	35,413
International Equity Fund	585,982	—	104,607	481,375	44,703	—	7,984	36,719
S&P 500 Index Fund	1,504,143	—	836,513	667,630	135,888	—	75,666	60,222
Small Cap Index Fund	919,418	—	364,719	554,699	62,851	—	24,899	37,952
International Index Fund	937,992	—	556,482	381,510	64,418	—	39,414	25,004
Equity and Bond Fund	701,477	10,057	123,170	588,364	69,002	980	12,091	57,891
Bond Fund	521,844	29,402	259,607	291,639	50,553	2,851	25,166	28,238
Money Market Fund	3,864,388	69,938	3,967,015	(32,689)	3,864,388	69,938	3,967,015	(32,689)
LifePath Income Fund	424,355	16,247	(220,236)	220,366	35,947	1,387	(18,801)	18,533
LifePath 2010 Fund	986,885	—	713,874	273,011	77,054	—	55,604	21,450
LifePath 2020 Fund	2,924,188	—	1,238,437	1,685,751	204,392	—	86,685	117,707
LifePath 2030 Fund	3,352,317	—	1,088,163	2,264,154	219,196	—	71,044	148,152
LifePath 2040 Fund	3,765,809	—	1,181,985	2,583,824	231,112	—	72,309	158,803

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$850,069	$—	$129,508	$720,561	94,790	—	14,337	80,453
Small/Mid Cap Equity Fund	485,972	—	112,622	373,350	42,578	—	9,640	32,938
International Equity Fund	476,045	—	131,239	344,806	36,689	—	10,080	26,609
S&P 500 Index Fund	1,045,222	—	373,461	671,761	95,797	—	34,009	61,788
Small Cap Index Fund	439,071	—	170,676	268,395	30,072	—	11,531	18,541
International Index Fund	537,506	—	134,493	403,013	37,034	—	9,185	27,849
Equity and Bond Fund	435,533	4,636	106,161	334,008	43,460	451	10,384	33,527
Bond Fund	331,640	28,266	135,696	224,210	32,316	2,743	13,129	21,930
Money Market Fund	4,935,750	82,152	4,143,358	874,544	4,935,750	82,152	4,143,358	874,544
LifePath Income Fund	527,022	15,544	72,506	470,060	44,394	1,305	5,989	39,710
LifePath 2010 Fund	980,351	—	404,724	575,627	76,639	—	31,313	45,326
LifePath 2020 Fund	2,386,697	—	510,462	1,876,235	168,611	—	35,523	133,088
LifePath 2030 Fund	3,150,811	—	986,502	2,164,309	207,590	—	65,239	142,351
LifePath 2040 Fund	1,759,139	—	323,793	1,435,346	108,011	—	19,921	88,090

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2007	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$101,689	$—	$17,876	$83,813	11,481	—	1,952	9,529
Small/Mid Cap Equity Fund	32,880	—	7,486	25,394	2,768	—	641	2,127
International Equity Fund	22,069	—	1,617	20,452	1,673	—	124	1,549
S&P 500 Index Fund	126,107	—	31,989	94,118	11,162	—	2,903	8,259
Small Cap Index Fund	103,272	—	21,210	82,062	6,965	—	1,444	5,521
International Index Fund	117,128	—	27,582	89,546	7,943	—	1,846	6,097
Equity and Bond Fund	11,491	682	1,105	11,068	1,133	66	110	1,089
Bond Fund	63,866	4,890	1,436	67,320	6,166	474	139	6,501
Money Market Fund	863,668	10,142	612,418	261,392	863,668	10,142	612,418	261,392
LifePath Income Fund	—	19	—	19	—	2	—	2
LifePath 2010 Fund	29,284	—	47,877	(18,593)	2,278	—	3,763	(1,485)
LifePath 2020 Fund	288,639	—	7,962	280,677	20,205	—	561	19,644
LifePath 2030 Fund	97,293	—	35,558	61,735	6,353	—	2,329	4,024
LifePath 2040 Fund	447,983	—	116,748	331,235	26,847	—	6,947	19,900

Year ended December 31, 2006

	Class A Dollar Amounts				Class A Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,939,902	$199,955	$375,835	$7,764,022	923,235	22,957	45,309	900,883
Small/Mid Cap Equity Fund	11,343,083	108,496	40,592	11,410,987	1,005,745	10,130	3,593	1,012,282
International Equity Fund	11,820,863	33,407	44,808	11,809,462	997,935	2,682	3,766	996,851
S&P 500 Index Fund	21,025,522	142,747	476,379	20,691,890	2,083,539	13,279	46,538	2,050,280
Small Cap Index Fund	15,507,357	445,731	109,709	15,843,379	1,042,121	30,868	7,555	1,065,434
International Index Fund	16,223,870	198,850	186,782	16,235,938	1,238,155	14,337	13,972	1,238,520
Equity and Bond Fund	12,694,650	182,914	93,973	12,783,591	1,263,020	18,226	9,119	1,272,127
Bond Fund	12,291,374	66,232	193,366	12,164,240	1,203,439	6,407	18,852	1,190,994
Tax Advantaged Bond Fund	6,432,710	27,376	226,905	6,233,181	593,469	2,507	20,836	575,140
Money Market Fund	54,582,428	200,524	35,292,098	19,490,854	54,582,428	200,524	35,292,098	19,490,854
LifePath Income Fund	13,786,536	364,616	995,381	13,155,771	1,195,494	31,631	85,590	1,141,535
LifePath 2010 Fund	34,256,885	1,224,018	893,831	34,587,072	2,730,391	96,684	69,864	2,757,211
LifePath 2020 Fund	59,985,758	1,979,727	1,557,689	60,407,796	4,361,223	141,611	112,216	4,390,618
LifePath 2030 Fund	50,037,494	1,501,995	1,850,607	49,688,882	3,455,968	100,737	126,029	3,430,676
LifePath 2040 Fund	33,468,956	880,906	1,123,583	33,226,279	2,205,127	55,683	73,004	2,187,806

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,356,012	$17,711	$3,509	$4,370,214	514,449	2,031	401	516,079
Small/Mid Cap Equity Fund	10,124,647	9,388	8,953	10,125,082	892,666	880	811	892,735
International Equity Fund	10,197,055	2,737	4,551	10,195,241	859,962	219	390	859,791
S&P 500 Index Fund	11,175,900	9,394	38,042	11,147,252	1,119,139	873	3,642	1,116,370
Small Cap Index Fund	10,574,163	43,982	12,729	10,605,416	703,526	3,050	847	705,729
International Index Fund	10,543,843	14,949	9,578	10,549,214	808,211	1,078	706	808,583
Equity and Bond Fund	10,193,221	12,183	11,646	10,193,758	1,020,024	1,214	1,142	1,020,096
Bond Fund	5,294,458	3,208	5,476	5,292,190	523,260	311	529	523,042
Tax Advantaged Bond Fund	3,315,881	313	—	3,316,194	307,305	29	—	307,334
Money Market Fund	2,595,774	287	73,685	2,522,376	2,595,774	287	73,685	2,522,376
LifePath Income Fund	536,888	8,248	4,746	540,390	46,724	713	400	47,037
LifePath 2010 Fund	1,646,070	48,436	37,739	1,656,767	131,975	3,841	2,985	132,831
LifePath 2020 Fund	4,759,836	139,774	139,054	4,760,556	349,501	10,027	10,145	349,383
LifePath 2030 Fund	5,034,947	136,184	220,504	4,950,627	348,562	9,146	14,851	342,857
LifePath 2040 Fund	4,622,294	108,734	108,853	4,622,175	304,038	6,878	7,045	303,871

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$15,060,112	$5,789,915	$16,654,006	$4,196,021	1,733,837	645,470	1,910,585	468,722
Small/Mid Cap Equity Fund	7,838,720	4,133,441	8,559,640	3,412,521	730,677	391,796	800,411	322,062
International Equity Fund	7,801,559	535,890	4,238,770	4,098,679	676,395	42,737	364,968	354,164
S&P 500 Index Fund	50,735,655	3,963,879	64,658,057	(9,958,523)	5,123,083	368,715	6,503,767	(1,011,969)
Small Cap Index Fund	26,677,703	11,947,658	24,548,015	14,077,346	1,857,502	836,067	1,722,875	970,694
International Index Fund	24,509,407	2,862,841	12,996,546	14,375,702	1,949,671	206,847	1,030,342	1,126,176
Equity and Bond Fund	13,559,211	6,809,595	25,289,340	(4,920,534)	1,345,144	676,155	2,503,440	(482,141)
Bond Fund	17,782,010	4,899,067	38,835,705	(16,154,628)	1,735,356	477,364	3,801,143	(1,588,423)
Tax Advantaged Bond Fund	4,144,869	1,232,759	13,974,683	(8,597,055)	381,362	113,426	1,289,145	(794,357)
Money Market Fund	76,843,753	3,354,718	85,494,033	(5,295,562)	76,843,753	3,354,718	85,494,033	(5,295,562)
LifePath Income Fund	25,309,146	3,970,037	21,731,755	7,547,428	2,215,678	342,876	1,897,179	661,375
LifePath 2010 Fund	67,496,243	8,912,540	36,985,485	39,423,298	5,547,028	709,070	3,010,226	3,245,872
LifePath 2020 Fund	119,518,554	12,713,914	47,230,533	85,001,935	9,035,424	916,016	3,543,123	6,408,317
LifePath 2030 Fund	91,594,481	7,968,485	25,605,948	73,957,018	6,550,049	536,276	1,813,157	5,273,168
LifePath 2040 Fund	76,662,844	4,597,032	18,799,459	62,460,417	5,219,921	291,315	1,268,810	4,242,426

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,373,598	$2,022,791	$13,370,337	$(6,973,948)	508,243	226,735	1,552,381	(817,403)
Small/Mid Cap Equity Fund	2,201,397	1,494,365	22,650,432	(18,954,670)	209,578	145,507	2,079,755	(1,724,670)
International Equity Fund	1,810,470	90,395	21,244,991	(19,344,126)	159,327	7,237	1,800,456	(1,633,892)
S&P 500 Index Fund	15,592,312	894,769	30,485,349	(13,998,268)	1,575,089	83,313	3,072,405	(1,414,003)
Small Cap Index Fund	6,984,212	3,827,599	26,145,342	(15,333,531)	492,125	271,256	1,792,781	(1,029,400)
International Index Fund	5,647,081	647,011	22,551,210	(16,257,118)	449,110	46,714	1,743,872	(1,248,048)
Equity and Bond Fund	4,224,123	2,588,412	16,087,817	(9,275,282)	418,466	256,374	1,600,488	(925,648)
Bond Fund	4,143,097	1,392,338	7,246,410	(1,710,975)	403,980	135,621	707,043	(167,442)
Tax Advantaged Bond Fund	268,976	128,103	7,504,290	(7,107,211)	24,796	11,789	695,425	(658,840)
Money Market Fund	1,707,315	62,553	4,050,736	(2,280,868)	1,707,315	62,553	4,050,736	(2,280,868)
LifePath Income Fund	2,358,184	379,639	2,365,015	372,808	206,449	32,760	206,544	32,665
LifePath 2010 Fund	9,064,073	1,437,700	5,516,616	4,985,157	746,548	114,729	451,135	410,142
LifePath 2020 Fund	20,936,921	2,420,524	8,736,614	14,620,831	1,583,499	174,727	656,243	1,101,983
LifePath 2030 Fund	18,235,195	1,749,849	6,070,385	13,914,659	1,307,014	118,276	431,654	993,636
LifePath 2040 Fund	15,947,057	1,017,310	4,861,804	12,102,563	1,089,957	64,622	329,737	824,842

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,059,463	$3,217,265	$5,632,667	$3,644,061	709,479	368,572	653,227	424,824
Small/Mid Cap Equity Fund	2,843,420	1,016,146	2,397,347	1,462,219	261,024	94,703	220,995	134,732
International Equity Fund	3,182,040	142,079	2,272,551	1,051,568	279,381	11,388	199,464	91,305
S&P 500 Index Fund	12,852,477	783,440	7,885,388	5,750,529	1,289,454	72,704	786,880	575,278
Small Cap Index Fund	12,415,148	3,184,939	5,630,591	9,969,496	856,827	220,454	390,353	686,928
International Index Fund	11,185,555	892,031	2,758,230	9,319,356	884,459	64,303	218,885	729,877
Equity and Bond Fund	1,934,833	804,666	1,183,888	1,555,611	192,775	80,312	117,421	155,666
Bond Fund	10,541,811	540,441	2,466,701	8,615,551	1,028,582	52,705	240,681	840,606
Tax Advantaged Bond Fund	13,348	4,203	45,533	(27,982)	1,229	386	4,195	(2,580)
Money Market Fund	15,396,464	545,197	14,281,427	1,660,234	15,396,464	545,197	14,281,427	1,660,234
LifePath Income Fund	2,871,056	391,341	1,303,749	1,958,648	249,418	33,708	113,407	169,719
LifePath 2010 Fund	9,903,212	1,128,550	3,268,787	7,762,975	803,012	89,304	260,433	631,883
LifePath 2020 Fund	23,258,187	1,996,525	5,079,325	20,175,387	1,729,439	142,837	377,456	1,494,820
LifePath 2030 Fund	23,812,730	1,869,065	2,936,487	22,745,308	1,678,846	125,230	205,789	1,598,287
LifePath 2040 Fund	30,005,297	1,461,462	3,747,991	27,718,768	2,018,000	92,215	250,025	1,860,190

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$648,394	$55,678	$254,912	$449,160	75,358	6,397	29,172	52,583
Small/Mid Cap Equity Fund	443,443	67,484	104,945	405,982	41,122	6,397	9,803	37,716
International Equity Fund	482,683	10,534	166,867	326,350	41,934	845	14,408	28,371
S&P 500 Index Fund	2,316,569	37,782	801,666	1,552,685	232,650	3,518	78,747	157,421
Small Cap Index Fund	1,117,878	139,400	357,584	899,694	77,698	9,694	24,425	62,967
International Index Fund	912,794	42,003	191,609	763,188	71,739	3,028	14,962	59,805
Equity and Bond Fund	592,757	73,951	63,576	603,132	59,298	7,456	6,234	60,520
Bond Fund	777,989	38,051	282,850	533,190	75,851	3,708	27,515	52,044
Money Market Fund	4,945,409	103,217	3,427,117	1,621,509	4,945,409	103,217	3,427,117	1,621,509
LifePath Income Fund	711,575	41,049	273,454	479,170	62,574	3,583	23,947	42,210
LifePath 2010 Fund	1,915,405	99,792	585,479	1,429,718	156,274	7,939	46,954	117,259
LifePath 2020 Fund	3,229,200	143,061	1,382,019	1,990,242	239,077	10,250	103,609	145,718
LifePath 2030 Fund	3,252,069	114,538	1,557,647	1,808,960	230,483	7,711	109,780	128,414
LifePath 2040 Fund	3,039,557	101,917	764,751	2,376,723	204,973	6,471	51,644	159,800

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$921,052	$97,363	$239,119	$779,296	$107,700	$11,178	$28,908	$89,970
Small/Mid Cap Equity Fund	452,023	50,408	69,781	432,650	41,015	4,755	6,377	39,393
International Equity Fund	592,519	11,679	109,988	494,210	51,674	935	9,145	43,464
S&P 500 Index Fund	2,376,257	47,511	653,339	1,770,429	238,475	4,428	66,183	176,720
Small Cap Index Fund	1,983,047	144,748	711,288	1,416,507	135,810	10,031	49,451	96,390
International Index Fund	1,212,298	46,040	311,020	947,318	96,520	3,320	24,659	75,181
Equity and Bond Fund	251,731	24,736	22,911	253,556	25,355	2,492	2,336	25,511
Bond Fund	829,209	45,143	240,193	634,159	80,407	4,403	23,264	61,546
Money Market Fund	7,571,455	100,393	6,306,492	1,365,356	7,571,455	100,393	6,306,492	1,365,356
LifePath Income Fund	476,612	25,385	288,394	213,603	41,135	2,190	24,970	18,355
LifePath 2010 Fund	1,692,137	83,399	285,036	1,490,500	137,535	6,608	22,925	121,218
LifePath 2020 Fund	3,050,671	144,530	111,922	3,083,279	229,152	10,368	8,273	231,247
LifePath 2030 Fund	4,038,187	131,040	941,024	3,228,203	286,340	8,800	66,277	228,863
LifePath 2040 Fund	3,138,886	116,972	118,723	3,137,135	209,414	7,399	7,873	208,940

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2006	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$99,276	$11,950	$19,944	$91,282	11,575	1,374	2,256	10,693
Small/Mid Cap Equity Fund	42,966	9,701	18,924	33,743	3,972	907	1,846	3,033
International Equity Fund	67,489	2,182	20,602	49,069	5,903	176	1,868	4,211
S&P 500 Index Fund	280,229	5,856	11,036	275,049	28,165	544	1,104	27,605
Small Cap Index Fund	77,463	11,393	4,340	84,516	5,332	788	314	5,806
International Index Fund	102,735	5,112	2,769	105,078	8,029	369	213	8,185
Equity and Bond Fund	28,848	5,392	4,422	29,818	2,895	543	440	2,998
Bond Fund	81,370	7,122	16,241	72,251	7,959	694	1,573	7,080
Money Market Fund	844,910	13,762	803,103	55,569	844,910	13,762	803,103	55,569
LifePath Income Fund	1,048	46	—	1,094	91	4	—	95
LifePath 2010 Fund	96,922	10,610	2,163	105,369	7,817	840	178	8,479
LifePath 2020 Fund	1,002,015	60,872	198,703	864,184	72,843	4,403	15,025	62,221
LifePath 2030 Fund	537,256	26,757	48,911	515,102	37,342	1,799	3,581	35,560
LifePath 2040 Fund	320,402	8,031	83,052	245,381	21,647	507	5,656	16,498

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (d)	$8.76	$0.06	$0.55	$0.61	$—	$—	$—
Period ended 12/31/2006 (f)	8.44	0.07	0.76	0.83	(0.13)	(0.38)	(0.51)
Class B Shares
Six months ended 06/30/2007 (d)	8.77	0.03	0.54	0.57	—	—	—
Period ended 12/31/2006 (f)	8.44	0.03	0.77	0.80	(0.09)	(0.38)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2007 (d)	9.03	0.06	0.56	0.62	—	—	—
Year ended 12/31/2006	8.21	0.11	1.20	1.31	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.54	0.09	0.50	0.59	(0.09)	(0.83)	(0.92)
Year ended 12/31/2004	8.00	0.09	0.53	0.62	(0.08)	—	(0.08)
Year ended 12/31/2003	6.55	0.05	1.44	1.49	(0.04)	—	(0.04)
Year ended 12/31/2002	8.10	0.04	(1.56)	(1.52)	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2007 (d)	8.97	0.05	0.55	0.60	—	—	—
Year ended 12/31/2006	8.16	0.07	1.19	1.26	(0.07)	(0.38)	(0.45)
Year ended 12/31/2005	8.49	0.06	0.50	0.56	(0.06)	(0.83)	(0.89)
Year ended 12/31/2004	7.96	0.06	0.52	0.58	(0.05)	—	(0.05)
Year ended 12/31/2003	6.51	0.02	1.45	1.47	(0.02)	—	(0.02)
Year ended 12/31/2002	8.06	0.01	(1.55)	(1.54)	(0.01)	—	(0.01)
Institutional Shares
Six months ended 06/30/2007 (d)	8.78	0.07	0.55	0.62	—	—	—
Year ended 12/31/2006	8.00	0.13	1.16	1.29	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.34	0.12	0.49	0.61	(0.12)	(0.83)	(0.95)
Year ended 12/31/2004	7.81	0.13	0.52	0.65	(0.12)	—	(0.12)
Year ended 12/31/2003	6.38	0.09	1.41	1.50	(0.07)	—	(0.07)
Year ended 12/31/2002	7.88	0.07	(1.52)	(1.45)	(0.05)	—	(0.05)
Class R-1 Shares
Six months ended 06/30/2007 (d)	8.75	0.05	0.54	0.59	—	—	—
Year ended 12/31/2006	7.98	0.08	1.16	1.24	(0.09)	(0.38)	(0.47)
Year ended 12/31/2005	8.33	0.06	0.49	0.55	(0.07)	(0.83)	(0.90)
Period ended 12/31/2004 (g)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 06/30/2007 (d)	8.76	0.06	0.54	0.60	—	—	—
Year ended 12/31/2006	7.99	0.10	1.16	1.26	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.33	0.08	0.50	0.58	(0.09)	(0.83)	(0.92)
Period ended 12/31/2004 (g)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2007 (d)	8.77	0.03	0.59	0.62	—	—	—
Year ended 12/31/2006	8.00	0.12	1.16	1.28	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.33	0.10	0.51	0.61	(0.11)	(0.83)	(0.94)
Period ended 12/31/2004 (g)	7.75	0.05	0.64	0.69	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c)	Net investment income (loss)	Expenses (c)	Net investment income (loss)	Portfolio turnover rate

$9.37	6.96%	$12.6	1.17%(e)	1.43%(e)	1.17%(e)	1.43%(e)	43%(e)
8.76	9.90	7.9	1.17(e)	1.27(e)	1.17(e)	1.27(e)	42

9.34	6.50	5.1	1.87(e)	0.72(e)	1.87(e)	0.72(e)	43(e)
8.77	9.47	4.5	1.87(e)	0.57(e)	1.87(e)	0.57(e)	42

9.65	6.87	119.2	1.17(e)	1.41(e)	1.17(e)	1.41(e)	43(e)
9.03	15.99	113.1	1.17	1.26	1.17	1.26	42
8.21	6.76	99.1	1.20	1.05	1.21	1.04	90
8.54	7.80	95.7	1.18	1.11	1.18	1.11	2
8.00	22.81	74.4	1.20	0.72	1.23	0.69	1
6.55	(18.75)	29.2	1.20	0.58	1.24	0.54	3

9.57	6.69	45.0	1.57(e)	1.01(e)	1.57(e)	1.01(e)	43(e)
8.97	15.47	43.1	1.57	0.86	1.57	0.86	42
8.16	6.42	45.9	1.60	0.65	1.61	0.64	90
8.49	7.32	43.0	1.58	0.71	1.58	0.71	2
7.96	22.57	34.6	1.60	0.32	1.62	0.30	1
6.51	(19.15)	16.2	1.60	0.16	1.64	0.12	3

9.40	7.06	155.1	0.92(e)	1.66(e)	0.92(e)	1.66(e)	43(e)
8.78	16.20	144.6	0.92	1.51	0.92	1.51	42
8.00	7.15	128.4	0.88	1.38	0.89	1.37	90
8.34	8.34	114.4	0.68	1.62	0.68	1.62	2
7.81	23.52	91.2	0.68	1.24	0.68	1.24	1
6.38	(18.35)	51.5	0.70	1.07	0.72	1.05	3

9.34	6.74	2.9	1.49(e)	1.10(e)	1.49(e)	1.10(e)	43(e)
8.75	15.57	2.3	1.49	0.94	1.49	0.94	42
7.98	6.49	1.6	1.52	0.74	1.54	0.72	90
8.33	8.76	1.1	1.51(e)	1.33(e)	1.51(e)	1.33(e)	2

9.36	6.85	3.9	1.29(e)	1.29(e)	1.29(e)	1.29(e)	43(e)
8.76	15.78	3.0	1.29	1.15	1.29	1.15	42
7.99	6.79	2.0	1.32	0.95	1.34	0.93	90
8.33	8.82	1.1	1.31(e)	1.53(e)	1.31(e)	1.53(e)	2

9.39	7.07	1.5	0.99(e)	1.60(e)	0.99(e)	1.60(e)	43(e)
8.77	16.01	1.3	0.99	1.44	0.99	1.44	42
8.00	7.16	1.1	1.02	1.23	1.03	1.22	90
8.33	8.94	1.1	1.01(e)	1.84(e)	1.01(e)	1.84(e)	2

(d)	Unaudited.

(e)	Determined on an annualized basis.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (e)	$10.80	$(0.02)	$1.96	$1.94	$—	$—	$—
Period ended 12/31/2006 (g)	11.35	(0.04)	0.42	0.38	—	(0.93)	(0.93)
Class B Shares
Six months ended 06/30/2007 (e)	10.75	(0.06)	1.94	1.88	—	—	—
Period ended 12/31/2006 (g)	11.35	(0.09)	0.42	0.33	—	(0.93)	(0.93)
Legacy Class A Shares
Six months ended 06/30/2007 (e)	10.64	(0.02)	1.92	1.90	—	—	—
Year ended 12/31/2006	10.12	(0.06)	1.51	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.45	(0.04)	0.21	0.17	—	(0.50)	(0.50)
Year ended 12/31/2004	9.84	(0.04)	0.65	0.61	—	—	—
Year ended 12/31/2003	7.06	(0.03)	2.81	2.78	—	—	—
Year ended 12/31/2002	9.56	(0.02)	(2.48)	(2.50)	—	—	—
Legacy Class B Shares
Six months ended 06/30/2007 (e)	10.36	(0.04)	1.87	1.83	—	—	—
Year ended 12/31/2006	9.91	(0.10)	1.48	1.38	—	(0.93)	(0.93)
Year ended 12/31/2005	10.29	(0.08)	0.20	0.12	—	(0.50)	(0.50)
Year ended 12/31/2004	9.73	(0.08)	0.64	0.56	—	—	—
Year ended 12/31/2003	7.00	(0.06)	2.79	2.73	—	—	—
Year ended 12/31/2002	9.53	(0.06)	(2.47)	(2.53)	—	—	—
Institutional Shares
Six months ended 06/30/2007 (e)	10.83	(0.01)	1.96	1.95	—	—	—
Year ended 12/31/2006	10.25	(0.03)	1.54	1.51	—	(0.93)	(0.93)
Year ended 12/31/2005	10.55	(0.01)	0.21	0.20	—	(0.50)	(0.50)
Year ended 12/31/2004	9.90	0.01	0.64	0.65	—	—	—
Year ended 12/31/2003	7.06	0.02	2.82	2.84	—	—	—
Period ended 12/31/2002 (h)	9.00	0.03	(1.97)	(1.94)	—	—	—
Class R-1 Shares
Six months ended 06/30/2007 (e)	10.64	(0.04)	1.93	1.89	—	—	—
Year ended 12/31/2006	10.15	(0.10)	1.52	1.42	—	(0.93)	(0.93)
Year ended 12/31/2005	10.52	(0.07)	0.20	0.13	—	(0.50)	(0.50)
Period ended 12/31/2004 (i)	8.79	(0.02)	1.75	1.73	—	—	—
Class R-2 Shares
Six months ended 06/30/2007 (e)	10.70	(0.03)	1.94	1.91	—	—	—
Year ended 12/31/2006	10.18	(0.07)	1.52	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.53	(0.05)	0.20	0.15	—	(0.50)	(0.50)
Period ended 12/31/2004 (i)	8.79	(0.01)	1.75	1.74	—	—	—
Class R-3 Shares
Six months ended 06/30/2007 (e)	10.78	(0.01)	1.96	1.95	—	—	—
Year ended 12/31/2006	10.23	(0.04)	1.52	1.48	—	(0.93)	(0.93)
Year ended 12/31/2005	10.54	(0.02)	0.21	0.19	—	(0.50)	(0.50)
Period ended 12/31/2004 (i)	8.79	—	1.75	1.75	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss)	Expenses (d)	Net investment income (loss)	Portfolio turnover rate

$12.74	17.96%	$15.8	1.40%(f)	(0.38)%(f)	1.43%(f)	(0.41)%(f)	106%(f)
10.80	3.43	10.9	1.40(f)	(0.54)(f)	1.45(f)	(0.59)(f)	155

12.63	17.49	11.5	2.10(f)	(1.09)(f)	2.14(f)	(1.13)(f)	106(f)
10.75	2.99	9.6	2.10(f)	(1.24)(f)	2.15(f)	(1.29)(f)	155

12.54	17.86	85.2	1.40(f)	(0.39)(f)	1.44(f)	(0.43)(f)	106(f)
10.64	14.43	71.8	1.40	(0.57)	1.45	(0.62)	155
10.12	1.57	65.1	1.40	(0.39)	1.51	(0.50)	61
10.45	6.20	64.2	1.40	(0.40)	1.44	(0.44)	37
9.84	39.38	55.8	1.40	(0.31)	1.48	(0.39)	33
7.06	(26.15)	25.8	1.40	(0.29)	1.48	(0.37)	29

12.19	17.66	29.7	1.80(f)	(0.79)(f)	1.84(f)	(0.83)(f)	106(f)
10.36	14.03	25.2	1.80	(0.99)	1.84	(1.03)	155
9.91	1.10	41.2	1.80	(0.80)	1.91	(0.91)	61
10.29	5.76	41.4	1.80	(0.80)	1.84	(0.84)	37
9.73	39.00	36.7	1.80	(0.71)	1.87	(0.78)	33
7.00	(26.55)	21.2	1.80	(0.70)	1.88	(0.78)	29

12.78	18.01	20.2	1.15(f)	(0.13)(f)	1.19(f)	(0.17)(f)	106(f)
10.83	14.84	15.7	1.15	(0.32)	1.20	(0.37)	155
10.25	1.83	13.5	1.07	(0.07)	1.18	(0.18)	61
10.55	6.57	11.8	0.90	0.11	0.95	0.06	37
9.90	40.23	8.8	0.90	0.19	0.98	0.11	33
7.06	(22.00)	3.3	0.90(f)	0.40(f)	0.98(f)	0.32(f)	29

12.53	17.76	2.9	1.72(f)	(0.70)(f)	1.76(f)	(0.74)(f)	106(f)
10.64	14.09	2.1	1.72	(0.89)	1.77	(0.94)	155
10.15	1.17	1.6	1.72	(0.71)	1.83	(0.82)	61
10.52	19.68	1.2	1.72(f)	(0.47)(f)	1.80(f)	(0.55)(f)	37

12.61	17.85	2.6	1.52(f)	(0.50)(f)	1.56(f)	(0.54)(f)	106(f)
10.70	14.35	1.9	1.52	(0.69)	1.56	(0.73)	155
10.18	1.36	1.4	1.52	(0.51)	1.63	(0.62)	61
10.53	19.80	1.2	1.52(f)	(0.28)(f)	1.60(f)	(0.36)(f)	37

12.73	18.09	1.6	1.22(f)	(0.21)(f)	1.26(f)	(0.25)(f)	106(f)
10.78	14.56	1.4	1.22	(0.40)	1.27	(0.45)	155
10.23	1.74	1.3	1.22	(0.22)	1.33	(0.33)	61
10.54	19.91	1.2	1.22(f)	0.02(f)	1.30(f)	(0.06)(f)	37

(e)	Unaudited.

(f)	Determined on an annualized basis.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (f)	$12.44	$0.10	$1.17	$1.27	$—	$—	$—
Period ended 12/31/2006 (h)	11.86	0.09	0.72	0.81	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2007 (f)	12.44	0.05	1.17	1.22	—	—	—
Period ended 12/31/2006 (h)	11.86	0.03	0.72	0.75	(0.17)	—	(0.17)
Legacy Class A Shares
Six months ended 06/30/2007 (f)	12.51	0.10	1.18	1.28	—	—	—
Year ended 12/31/2006	10.74	0.12	1.86	1.98	(0.21)	—	(0.21)
Year ended 12/31/2005	9.36	0.07	1.45	1.52	(0.14)	—	(0.14)
Year ended 12/31/2004	8.39	0.04	1.00	1.04	(0.07)	—	(0.07)
Year ended 12/31/2003	6.34	0.03	2.10	2.13	(0.08)	—	(0.08)
Year ended 12/31/2002	7.77	0.02	(1.35)	(1.33)	(0.10)	—	(0.10)
Legacy Class B Shares
Six months ended 06/30/2007 (f)	12.47	0.07	1.17	1.24	—	—	—
Year ended 12/31/2006	10.68	0.06	1.85	1.91	(0.12)	—	(0.12)
Year ended 12/31/2005	9.31	0.04	1.44	1.48	(0.11)	—	(0.11)
Year ended 12/31/2004	8.35	0.01	0.98	0.99	(0.03)	—	(0.03)
Year ended 12/31/2003	6.31	—	2.09	2.09	(0.05)	—	(0.05)
Year ended 12/31/2002	7.74	(0.01)	(1.35)	(1.36)	(0.07)	—	(0.07)
Institutional Shares
Six months ended 06/30/2007 (f)	12.45	0.11	1.18	1.29	—	—	—
Year ended 12/31/2006	10.68	0.15	1.85	2.00	(0.23)	—	(0.23)
Year ended 12/31/2005	9.31	0.10	1.44	1.54	(0.17)	—	(0.17)
Year ended 12/31/2004	8.35	0.08	0.99	1.07	(0.11)	—	(0.11)
Year ended 12/31/2003	6.29	0.07	2.10	2.17	(0.11)	—	(0.11)
Period ended 12/31/2002 (j)	7.34	0.03	(0.95)	(0.92)	(0.13)	—	(0.13)
Class R-1 Shares
Six months ended 06/30/2007 (f)	12.44	0.08	1.17	1.25	—	—	—
Year ended 12/31/2006	10.68	0.08	1.85	1.93	(0.17)	—	(0.17)
Year ended 12/31/2005	9.32	0.04	1.44	1.48	(0.12)	—	(0.12)
Period ended 12/31/2004 (k)	8.32	(0.02)	1.11	1.09	(0.09)	—	(0.09)
Class R-2 Shares
Six months ended 06/30/2007 (f)	12.47	0.09	1.17	1.26	—	—	—
Year ended 12/31/2006	10.71	0.10	1.86	1.96	(0.20)	—	(0.20)
Year ended 12/31/2005	9.32	0.06	1.46	1.52	(0.13)	—	(0.13)
Period ended 12/31/2004 (k)	8.32	(0.01)	1.10	1.09	(0.09)	—	(0.09)
Class R-3 Shares
Six months ended 06/30/2007 (f)	12.46	0.11	1.17	1.28	—	—	—
Year ended 12/31/2006	10.70	0.14	1.85	1.99	(0.23)	—	(0.23)
Year ended 12/31/2005	9.32	0.09	1.45	1.54	(0.16)	—	(0.16)
Period ended 12/31/2004 (k)	8.32	—	1.10	1.10	(0.10)	—	(0.10)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2003.

(c)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2004.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e)	Net investment income (loss)	Expenses (e)	Net investment income (loss)	Portfolio turnover rate

$13.71	10.03%	$16.0	1.50%(g)	1.55%(g)	1.57%(g)	1.48%(g)	42%(g)
12.44	6.79(i)	12.4	1.50(g)	1.08(g)	1.64(g)	0.94(g)	30

13.66	9.63	11.9	2.20(g)	0.80(g)	2.27(g)	0.73(g)	42(g)
12.44	6.30(i)	10.7	2.20(g)	0.43(g)	2.34(g)	0.29(g)	30

13.79	9.97	62.7	1.50(g)	1.51(g)	1.57(g)	1.44(g)	42(g)
12.51	18.38(i)	56.5	1.50	1.00	1.62	0.88	30
10.74	16.27	44.7	1.50	0.78	1.73	0.55	27
9.36	12.34	34.4	1.50	0.48	1.68	0.30	22
8.39	33.61	29.1	1.50	0.45	1.91	0.04	16
6.34	(17.17)	18.4	1.50	0.23	2.00	(0.27)	24

13.71	9.77	21.7	1.90(g)	1.10(g)	1.97(g)	1.03(g)	42(g)
12.47	17.92(i)	19.6	1.90	0.53	2.02	0.41	30
10.68	15.84	34.3	1.90	0.40	2.13	0.17	27
9.31	11.89	28.9	1.90	0.06	2.08	(0.12)	22
8.35	33.18	24.8	1.90	0.07	2.32	(0.35)	16
6.31	(17.59)	17.4	1.90	(0.17)	2.40	(0.67)	24

13.74	10.10	13.9	1.25(g)	1.77(g)	1.32(g)	1.70(g)	42(g)
12.45	18.76(i)	11.9	1.25	1.26	1.37	1.14	30
10.68	16.57	9.3	1.17	1.09	1.41	0.85	27
9.31	12.78	6.3	1.00	0.96	1.18	0.78	22
8.35	34.56	4.7	1.00	0.94	1.41	0.53	16
6.29	(12.55)	2.7	1.00(g)	0.56(g)	1.51(g)	0.05(g)	24

13.69	9.87	3.0	1.82(g)	1.24(g)	1.89(g)	1.17(g)	42(g)
12.44	18.11(i)	2.3	1.82	0.68	1.95	0.55	30
10.68	15.86	1.6	1.82	0.42	2.05	0.19	27
9.32	13.06	1.2	1.82(g)	(0.70)(g)	2.04(g)	(0.92)(g)	22

13.73	9.93	2.8	1.62(g)	1.43(g)	1.69(g)	1.36(g)	42(g)
12.47	18.28(i)	2.2	1.62	0.84	1.75	0.71	30
10.71	16.34	1.5	1.62	0.67	1.85	0.44	27
9.32	13.12	1.1	1.62(g)	(0.49)(g)	1.84(g)	(0.71)(g)	22

13.74	10.10	1.8	1.32(g)	1.68(g)	1.39(g)	1.61(g)	42(g)
12.46	18.56(i)	1.6	1.32	1.18	1.44	1.06	30
10.70	16.51	1.3	1.32	0.97	1.55	0.74	27
9.32	13.22	1.1	1.32(g)	(0.19)(g)	1.54(g)	(0.41)(g)	22

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	Based upon net asset value of $12.44, $12.44, $12.51, $12.47, $12.45, $12.44, $12.47 and $12.46 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.46, $12.46, $12.54, $12.49, $12.48, $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be the equivalent to 6.96%, 6.48%, 18.67%, 18.11%, 19.04%, 18.30%, 18.47% and 18.75%, respectively.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2006

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (f)	$10.77	$0.07	$0.63	$0.70	$—	$—	$—
Period ended 12/31/2006 (h)	9.96	0.09	0.86	0.95	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2007 (f)	10.77	0.03	0.64	0.67	—	—	—
Period ended 12/31/2006 (h)	9.96	0.04	0.86	0.90	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2007 (f)	10.76	0.07	0.64	0.71	—	—	—
Year ended 12/31/2006	9.46	0.12	1.30	1.42	(0.12)	—	(0.12)
Year ended 12/31/2005	9.18	0.10	0.28	0.38	(0.10)	—	(0.10)
Year ended 12/31/2004	8.43	0.11	0.74	0.85	(0.10)	—	(0.10)
Year ended 12/31/2003	6.66	0.07	1.75	1.82	(0.05)	—	(0.05)
Year ended 12/31/2002	8.66	0.06	(2.02)	(1.96)	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 06/30/2007 (f)	10.75	0.04	0.65	0.69	—	—	—
Year ended 12/31/2006	9.46	0.08	1.28	1.36	(0.07)	—	(0.07)
Year ended 12/31/2005	9.18	0.06	0.28	0.34	(0.06)	—	(0.06)
Year ended 12/31/2004	8.43	0.08	0.74	0.82	(0.07)	—	(0.07)
Year ended 12/31/2003	6.65	0.04	1.77	1.81	(0.03)	—	(0.03)
Year ended 12/31/2002	8.66	0.03	(2.02)	(1.99)	(0.02)	—	(0.02)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit, were 0.05% and 1.92%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding Barclays’ expense credit, were 0.05% and 1.92%, respectively, for the six months ended June 30, 2007.

(e)	Amount represents the portfolio turnover rate of the Master Portfolio.

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a)	Net investment income (a)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (e)

$11.47	6.50%	$38.3	0.77%(g)	1.21%(g)	0.77%(g)	1.21%(g)	3%
10.77	9.57	22.1	0.78(g)	1.30(g)	0.78(g)	1.30(g)	14

11.44	6.22	13.9	1.47(g)	0.51(g)	1.47(g)	0.51(g)	3
10.77	9.03	12.0	1.48(g)	0.59(g)	1.48(g)	0.59(g)	14

11.47	6.60	391.4	0.77(g)	1.20(g)	0.77(g)	1.20(g)	3
10.76	14.97	375.6	0.78	1.21	0.78	1.21	14
9.46	4.08	339.8	0.80	1.10	0.82	1.08	14
9.18	10.06	291.4	0.80	1.29	0.80	1.29	14
8.43	27.39	184.3	0.80	0.99	0.89	0.90	8
6.66	(22.60)	62.9	0.80	0.88	0.86	0.82	12

11.44	6.42	148.3	1.17(g)	0.80(g)	1.17(g)	0.80(g)	3
10.75	14.42	142.9	1.18	0.80	1.18	0.80	14
9.46	3.69	139.0	1.20	0.70	1.22	0.68	14
9.18	9.67	124.1	1.20	0.87	1.20	0.87	14
8.43	27.19	89.7	1.20	0.59	1.29	0.50	8
6.65	(23.00)	38.4	1.20	0.46	1.27	0.39	12

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Income from investment operations			Less distributions
		Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2007 (g)	$10.79	$0.08	$0.64	$0.72	$—	$—	$—
Year ended 12/31/2006	9.49	0.15	1.29	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.21	0.13	0.28	0.41	(0.13)	—	(0.13)
Year ended 12/31/2004	8.45	0.16	0.74	0.90	(0.14)	—	(0.14)
Year ended 12/31/2003	6.65	0.11	1.77	1.88	(0.08)	—	(0.08)
Period ended 12/31/2002 (i)	8.35	0.09	(1.72)	(1.63)	(0.07)	—	(0.07)
Class R-1 Shares
Six months ended 06/30/2007 (g)	10.76	0.05	0.63	0.68	—	—	—
Year ended 12/31/2006	9.47	0.09	1.30	1.39	(0.10)	—	(0.10)
Year ended 12/31/2005	9.20	0.07	0.27	0.34	(0.07)	—	(0.07)
Period ended 12/31/2004 (j)	8.62	0.04	0.66	0.70	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2007 (g)	10.75	0.06	0.64	0.70	—	—	—
Year ended 12/31/2006	9.46	0.11	1.29	1.40	(0.11)	—	(0.11)
Year ended 12/31/2005	9.20	0.09	0.28	0.37	(0.11)	—	(0.11)
Period ended 12/31/2004 (j)	8.62	0.05	0.65	0.70	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 06/30/2007 (g)	10.79	0.08	0.64	0.72	—	—	—
Year ended 12/31/2006	9.49	0.14	1.30	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.20	0.12	0.28	0.40	(0.11)	—	(0.11)
Period ended 12/31/2004 (j)	8.62	0.06	0.65	0.71	(0.13)	—	(0.13)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit, were 0.05% and 1.92%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense limitation threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	The ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio. The net amounts and ratios do not reflect Barclays’ expense credit (beginning in 2006) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the master Portfolio, excluding Barclays’ expense credit, were 0.05% and 1.92%, respectively, for the six months ended June 30, 2007.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (a)	Expenses (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate (f)

$11.51	6.67%	$73.8	0.52%(h)	1.45%(h)	0.52%(h)	1.45%(h)	3%
10.79	15.21	66.4	0.53	1.46	0.53	1.46	14
9.49	4.38	53.0	0.48	1.42	0.50	1.40	14
9.21	10.59	40.4	0.30	1.79	0.30	1.79	14
8.45	28.27	25.1	0.30	1.49	0.39	1.40	8
6.65	(19.57)	8.3	0.30(h)	1.48(h)	0.35(h)	1.43(h)	12

11.44	6.32	6.5	1.09(h)	0.89(h)	1.09(h)	0.89(h)	3
10.76	14.64	5.4	1.10	0.90	1.10	0.90	14
9.47	3.73	3.3	1.12	0.79	1.15	0.76	14
9.20	8.12	1.6	1.12(h)	1.65(h)	1.12(h)	1.65(h)	14

11.45	6.51	7.0	0.89(h)	1.08(h)	0.89(h)	1.08(h)	3
10.75	14.82	5.9	0.90	1.11	0.90	1.11	14
9.46	3.95	3.5	0.92	1.02	0.95	0.99	14
9.20	8.11	1.1	0.92(h)	1.93(h)	0.92(h)	1.93(h)	14

11.51	6.67	1.9	0.59(h)	1.38(h)	0.59(h)	1.38(h)	3
10.79	15.14	1.7	0.60	1.39	0.60	1.39	14
9.49	4.35	1.3	0.62	1.28	0.65	1.25	14
9.20	8.20	1.1	0.62(h)	2.24(h)	0.62(h)	2.24(h)	14

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (f)	$14.32	$0.05	$0.80	$0.85	$—	$—	$—
Period ended 12/31/2006 (h)	15.06	0.05	0.43	0.48	(0.06)	(1.16)	(1.22)
Class B Shares
Six months ended 06/30/2007 (f)	14.29	(0.01)	0.82	0.81	—	—	—
Period ended 12/31/2006 (h)	15.06	(0.03)	0.42	0.39	—	(1.16)	(1.16)
Legacy Class A Shares
Six months ended 06/30/2007 (f)	14.17	0.04	0.80	0.84	—	—	—
Year ended 12/31/2006	13.11	0.05	2.20	2.25	(0.03)	(1.16)	(1.19)
Year ended 12/31/2005	13.31	0.05	0.43	0.48	(0.01)	(0.67)	(0.68)
Year ended 12/31/2004	11.69	0.05	1.99	2.04	(0.03)	(0.39)	(0.42)
Year ended 12/31/2003	8.14	0.04	3.60	3.64	(0.04)	(0.05)	(0.09)
Year ended 12/31/2002	10.37	0.05	(2.23)	(2.18)	— (i)	(0.05)	(0.05)
Legacy Class B Shares
Six months ended 06/30/2007 (f)	13.99	0.01	0.80	0.81	—	—	—
Year ended 12/31/2006	12.99	(0.01)	2.17	2.16	—	(1.16)	(1.16)
Year ended 12/31/2005	13.23	—	0.43	0.43	—	(0.67)	(0.67)
Year ended 12/31/2004	11.65	—	1.97	1.97	—	(0.39)	(0.39)
Year ended 12/31/2003	8.10	—	3.60	3.60	— (i)	(0.05)	(0.05)
Year ended 12/31/2002	10.36	0.01	(2.22)	(2.21)	— (i)	(0.05)	(0.05)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Legacy Class B shares represent less than $0.01 per share in 2003, 2004 and 2005.

(c)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	Distributions represent less than $0.01 per share.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (c)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (e)

$15.17	5.87%	$22.3	0.95%(g)	0.62%(g)	0.97%(g)	0.60%(g)	28%(g)
14.32	3.15	15.3	0.95(g)	0.46(g)	0.98(g)	0.43(g)	27

15.10	5.60	11.2	1.65(g)	(0.11)(g)	1.67(g)	(0.13)(g)	28(g)
14.29	2.55	10.1	1.65(g)	(0.27)(g)	1.68(g)	(0.30)(g)	27

15.01	5.93	191.1	0.95(g)	0.58(g)	0.97(g)	0.56(g)	28(g)
14.17	17.10	183.7	0.95	0.35	0.97	0.33	27
13.11	3.55	157.2	0.95	0.41	1.01	0.35	3
13.31	17.40	134.2	0.95	0.41	0.97	0.39	20
11.69	44.70	87.6	0.95	0.42	1.11	0.26	48
8.14	(21.06)	34.0	0.95	0.53	1.05	0.43	28

14.80	5.72	69.5	1.35(g)	0.18(g)	1.37(g)	0.16(g)	28(g)
13.99	16.58	66.7	1.35	(0.06)	1.37	(0.08)	27
12.99	3.18	75.2	1.35	0.00	1.41	(0.06)	3
13.23	16.90	69.6	1.35	0.00	1.37	(0.02)	20
11.65	44.46	52.4	1.35	0.02	1.51	(0.14)	48
8.10	(21.37)	26.8	1.35	0.12	1.45	0.02	28

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2006 (f)	$14.33	$0.06	$0.81	$0.87	$—	$—	$—
Year ended 12/31/2006	$13.25	0.09	2.22	2.31	(0.07)	(1.16)	(1.23)
Year ended 12/31/2005	13.44	0.10	0.43	0.53	(0.05)	(0.67)	(0.72)
Year ended 12/31/2004	11.80	0.11	2.00	2.11	(0.08)	(0.39)	(0.47)
Year ended 12/31/2003	8.17	0.09	3.67	3.76	(0.08)	(0.05)	(0.13)
Period ended 12/31/2002 (h)	9.95	0.10	(1.83)	(1.73)	— (i)	(0.05)	(0.05)
Class R-1 Shares
Six months ended 06/30/2006 (f)	14.26	0.02	0.81	0.83	—	—	—
Year ended 12/31/2006	13.21	0.01	2.20	2.21	—	(1.16)	(1.16)
Year ended 12/31/2005	13.44	0.01	0.43	0.44	—	(0.67)	(0.67)
Period ended 12/31/2004 (j)	12.13	0.02	1.73	1.75	(0.05)	(0.39)	(0.44)
Class R-2 Shares
Six months ended 06/30/2006 (f)	14.31	0.03	0.81	0.84	—	—	—
Year ended 12/31/2006	13.24	0.04	2.21	2.25	(0.02)	(1.16)	(1.18)
Year ended 12/31/2005	13.44	0.04	0.44	0.48	(0.01)	(0.67)	(0.68)
Period ended 12/31/2004 (j)	12.13	0.03	1.73	1.76	(0.06)	(0.39)	(0.45)
Class R-3 Shares
Six months ended 06/30/2006 (f)	14.33	0.06	0.81	0.87	—	—	—
Year ended 12/31/2006	13.25	0.08	2.22	2.30	(0.06)	(1.16)	(1.22)
Year ended 12/31/2005	13.44	0.08	0.43	0.51	(0.03)	(0.67)	(0.70)
Period ended 12/31/2004 (j)	12.13	0.04	1.73	1.77	(0.07)	(0.39)	(0.46)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(i)	Distributions represent less than $0.01 per share.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b)	Expenses (b) (d)	Net investment income (loss) (b)	Portfolio turnover rate (e)

$15.20	6.00%	$48.8	0.70%(g)	0.84%(g)	0.72%(g)	0.82%(g)	28%(g)
14.33	17.36	43.6	0.70	0.61	0.72	0.59	27
13.25	3.89	31.2	0.63	0.73	0.69	0.67	3
13.44	17.84	23.7	0.45	0.92	0.47	0.90	20
11.80	45.97	13.6	0.45	0.91	0.61	0.75	48
8.17	(17.43)	3.9	0.45(g)	1.16(g)	0.53(g)	1.08(g)	28

15.09	5.82	3.8	1.27(g)	0.28(g)	1.29(g)	0.26(g)	28(g)
14.26	16.69	3.0	1.27	0.05	1.29	0.03	27
13.21	3.20	2.0	1.27	0.09	1.33	0.03	3
13.44	14.42	1.3	1.27(g)	0.57(g)	1.31(g)	0.53(g)	20

15.15	5.87	3.5	1.07(g)	0.47(g)	1.09(g)	0.45(g)	28(g)
14.31	16.96	3.1	1.07	0.25	1.09	0.23	27
13.24	3.46	1.6	1.07	0.29	1.13	0.23	3
13.44	14.46	1.1	1.07(g)	0.74(g)	1.11(g)	0.70(g)	20

15.20	6.07	1.5	0.77(g)	0.77(g)	0.79(g)	0.75(g)	28(g)
14.33	17.27	1.3	0.77	0.54	0.79	0.52	27
13.25	3.75	1.1	0.77	0.58	0.83	0.52	3
13.44	14.55	1.1	0.77(g)	1.04(g)	0.81(g)	1.00(g)	20

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (e)	$13.84	$0.20	$1.21	$1.41	$—	$—	$—
Period ended 12/31/2006 (g)	13.04	0.13	1.11	1.24	(0.30)	(0.14)	(0.44)
Class B Shares
Six months ended 06/30/2007 (e)	13.84	0.14	1.22	1.36	—	—	—
Period ended 12/31/2006 (g)	13.04	0.08	1.09	1.17	(0.23)	(0.14)	(0.37)
Legacy Class A Shares
Six months ended 06/30/2007 (e)	13.81	0.18	1.23	1.41	—	—	—
Year ended 12/31/2006	11.42	0.22	2.59	2.81	(0.28)	(0.14)	(0.42)
Year ended 12/31/2005	10.30	0.16	1.15	1.31	(0.19)	—	(0.19)
Year ended 12/31/2004	8.74	0.12	1.55	1.67	(0.11)	—	(0.11)
Year ended 12/31/2003	6.45	0.09	2.29	2.38	(0.09)	—	(0.09)
Year ended 12/31/2002	7.87	0.08	(1.43)	(1.35)	(0.07)	—	(0.07)
Legacy Class B Shares
Six months ended 06/30/2007 (e)	13.82	0.16	1.22	1.38	—	—	—
Year ended 12/31/2006	11.42	0.17	2.58	2.75	(0.21)	(0.14)	(0.35)
Year ended 12/31/2005	10.29	0.12	1.15	1.27	(0.14)	—	(0.14)
Year ended 12/31/2004	8.74	0.09	1.54	1.63	(0.08)	—	(0.08)
Year ended 12/31/2003	6.44	0.07	2.29	2.36	(0.06)	—	(0.06)
Year ended 12/31/2002	7.87	0.05	(1.43)	(1.38)	(0.05)	—	(0.05)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(e)	Unaudited.

(f)	Determined on an annualized basis.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	Based upon net asset value of $13.84, $13.84, $13.81 and $13.82 for Class A, Class B, Legacy Class A and Legacy Class B, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.87, $13.87, $13.84 and $13.85, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78% and 24.27%, respectively.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss) (a)	Expenses (a)	Net investment income (loss) (a)	Portfolio turnover rate (d)

$15.25	9.95%	$27.9	1.15%(f)	2.74%(f)	1.25%(f)	2.64%(f)	3%(f)
13.84	9.49(h)	17.1	1.15(f)	1.49(f)	1.31(f)	1.33(f)	8
	.
15.20	9.59	13.0	1.85(f)	1.88(f)	1.95(f)	1.78(f)	3(f)
13.84	8.96(h)	11.2	1.85(f)	0.96(f)	2.00(f)	0.81(f)	8

15.22	9.97	140.4	1.15(f)	2.57(f)	1.25(f)	2.47(f)	3(f)
13.81	24.51(h)	125.4	1.15	1.73	1.31	1.57	8
11.42	12.67	90.9	1.15	1.54	1.28	1.41	1
10.30	19.15	60.0	1.15	1.36	1.21	1.30	39
8.74	36.95	36.0	1.15	1.29	1.35	1.09	18
6.45	(17.08)	19.5	1.15	1.06	1.27	0.94	20

15.20	9.75	44.6	1.55(f)	2.17(f)	1.65(f)	2.07(f)	3(f)
13.82	24.00(h)	40.3	1.55	1.35	1.71	1.19	8
11.42	12.36	47.5	1.55	1.17	1.68	1.04	1
10.29	18.60	38.6	1.55	0.98	1.61	0.92	39
8.74	36.71	28.9	1.55	0.93	1.75	0.73	18
6.44	(17.56)	18.7	1.55	0.66	1.67	0.54	20

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Institutional Shares
Six months ended 06/30/2007 (f)	$13.85	$0.21	$1.23	$1.44	$—	$—	$—
Year ended 12/31/2006	11.46	0.25	2.59	2.84	(0.31)	(0.14)	(0.45)
Year ended 12/31/2005	10.33	0.20	1.15	1.35	(0.22)	—	(0.22)
Year ended 12/31/2004	8.75	0.17	1.56	1.73	(0.15)	—	(0.15)
Year ended 12/31/2003	6.44	0.13	2.30	2.43	(0.12)	—	(0.12)
Period ended 12/31/2002 (i)	7.48	0.08	(1.01)	(0.93)	(0.11)	—	(0.11)
Class R-1 Shares
Six months ended 06/30/2007 (f)	13.84	0.16	1.23	1.39	—	—	—
Year ended 12/31/2006	11.45	0.17	2.61	2.78	(0.25)	(0.14)	(0.39)
Year ended 12/31/2005	10.32	0.13	1.15	1.28	(0.15)	—	(0.15)
Period ended 12/31/2004 (j)	9.07	0.01	1.37	1.38	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2007 (f)	13.85	0.18	1.22	1.40	—	—	—
Year ended 12/31/2006	11.45	0.21	2.60	2.81	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	10.32	0.15	1.16	1.31	(0.18)	—	(0.18)
Period ended 12/31/2004 (j)	9.07	0.01	1.38	1.39	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2007 (f)	13.86	0.20	1.23	1.43	—	—	—
Year ended 12/31/2006	11.45	0.24	2.61	2.85	(0.30)	(0.14)	(0.44)
Year ended 12/31/2005	10.32	0.19	1.14	1.33	(0.20)	—	(0.20)
Period ended 12/31/2004 (j)	9.07	0.02	1.37	1.39	(0.14)	—	(0.14)

(a)	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Portfolio through September 9, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	Based upon net asset value of $13.85, $13.84, $13.85 and $13.86 for Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.88, $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 24.99%, 24.45% 24.63% and 25.08%, respectively.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (a)	Expenses (a) (d)	Net investment income (loss) (a)	Portfolio turnover rate (e)

$15.29	10.16%	$41.2	0.90%(g)	2.87%(g)	1.00%(g)	2.77%(g)	3%(g)
13.85	24.72(h)	33.2	0.90	1.95	1.06	1.79	8
11.46	13.02	19.1	0.83	1.86	0.96	1.73	1
10.33	19.81	11.8	0.65	1.86	0.71	1.80	39
8.75	37.79	6.1	0.65	1.75	0.85	1.55	18
6.44	(12.45)	2.8	0.65(g)	1.33(g)	0.74(g)	1.24(g)	20

15.23	9.81	3.8	1.47(g)	2.24(g)	1.57(g)	2.14(g)	3(g)
13.84	24.19(h)	3.1	1.47	1.37	1.63	1.21	8
11.45	12.44	1.9	1.47	1.23	1.60	1.10	1
10.32	15.24	1.3	1.47(g)	0.28(g)	1.56(g)	0.19(g)	39

15.25	9.95	3.9	1.27(g)	2.49(g)	1.37(g)	2.39(g)	3(g)
13.85	24.45(h)	3.2	1.27	1.61	1.43	1.45	8
11.45	12.66	1.8	1.27	1.41	1.40	1.28	1
10.32	15.27	1.1	1.27(g)	0.47(g)	1.36(g)	0.38(g)	39

15.29	10.08	2.0	0.97(g)	2.76(g)	1.07(g)	2.66(g)	3(g)
13.86	24.81(h)	1.7	0.97	1.91	1.13	1.75	8
11.45	12.88	1.3	0.97	1.75	1.10	1.62	1
10.32	15.37	1.1	0.97(g)	0.77(g)	1.05(g)	0.69(g)	39

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (b)	Total distributions
Class A Shares
Six months ended 06/30/2007 (f)	$10.00	$0.08	$0.37	$0.45	$(0.08)	$—	$(0.08)
Period ended 12/31/2006 (h)	9.99	0.21	0.60	0.81	(0.25)	(0.55)	(0.80)
Class B Shares
Six months ended 06/30/2007 (f)	10.00	0.04	0.37	0.41	(0.04)	—	(0.04)
Period ended 12/31/2006 (h)	9.99	0.15	0.61	0.76	(0.20)	(0.55)	(0.75)
Legacy Class A Shares
Six months ended 06/30/2007 (f)	10.05	0.08	0.37	0.45	(0.07)	—	(0.07)
Year ended 12/31/2006	9.76	0.24	0.84	1.08	(0.24)	(0.55)	(0.79)
Year ended 12/31/2005	9.52	0.21	0.17	0.38	(0.14)	—	(0.14)
Year ended 12/31/2004	9.14	0.20	0.37	0.57	(0.19)	—	(0.19)
Year ended 12/31/2003	8.10	0.16	1.03	1.19	(0.15)	—	(0.15)
Year ended 12/31/2002	8.98	0.19	(0.97)	(0.78)	(0.10)	—	(0.10)
Legacy Class B Shares
Six months ended 06/30/2007 (f)	10.06	0.06	0.37	0.43	(0.05)	—	(0.05)
Year ended 12/31/2006	9.77	0.19	0.84	1.03	(0.19)	(0.55)	(0.74)
Year ended 12/31/2005	9.53	0.17	0.19	0.36	(0.12)	—	(0.12)
Year ended 12/31/2004	9.15	0.16	0.38	0.54	(0.16)	—	(0.16)
Year ended 12/31/2003	8.10	0.12	1.04	1.16	(0.11)	—	(0.11)
Year ended 12/31/2002	8.97	0.16	(0.95)	(0.79)	(0.08)	—	(0.08)
Institutional Shares
Six months ended 06/30/2007 (f)	10.00	0.09	0.37	0.46	(0.09)	—	(0.09)
Year ended 12/31/2006	9.71	0.27	0.83	1.10	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.47	0.25	0.15	0.40	(0.16)	—	(0.16)
Year ended 12/31/2004	9.10	0.25	0.36	0.61	(0.24)	—	(0.24)
Year ended 12/31/2003	8.06	0.21	1.01	1.22	(0.18)	—	(0.18)
Period ended 12/31/2002 (j)	8.94	0.22	(0.94)	(0.72)	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 06/30/2007 (f)	9.89	0.06	0.37	0.43	(0.06)	—	(0.06)
Year ended 12/31/2006	9.62	0.22	0.81	1.03	(0.21)	(0.55)	(0.76)
Year ended 12/31/2005	9.40	0.19	0.17	0.36	(0.14)	—	(0.14)
Period ended 12/31/2004 (k)	9.13	0.13	0.35	0.48	(0.21)	—	(0.21)
Class R-2 Shares
Six months ended 06/30/2007 (f)	9.90	0.07	0.38	0.45	(0.07)	—	(0.07)
Year ended 12/31/2006	9.63	0.23	0.82	1.05	(0.23)	(0.55)	(0.78)
Year ended 12/31/2005	9.40	0.20	0.17	0.37	(0.14)	—	(0.14)
Period ended 12/31/2004 (k)	9.13	0.14	0.35	0.49	(0.22)	—	(0.22)
Class R-3 Shares
Six months ended 06/30/2007 (f)	9.91	0.09	0.37	0.46	(0.08)	—	(0.08)
Year ended 12/31/2006	9.64	0.26	0.82	1.08	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.40	0.22	0.17	0.39	(0.15)	—	(0.15)
Period ended 12/31/2004 (k)	9.13	0.15	0.35	0.50	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share in 2003 and 2002.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares include the effect of the decreased voluntary expense reduction threshold (where applicable) and decreased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)(e)	Net investment income	Expenses (d)(e)	Net investment income	Portfolio turnover rate

$10.37	4.45%	$16.6	0.25%(g)	1.54%(g)	0.36%(g)	1.43%(g)	1%(g)
10.00	8.10	12.7	0.25(g)	3.00(g)	0.44(g)	2.81(g)	1

10.37	4.10	10.8	0.95(g)	0.84(g)	1.06(g)	0.73(g)	1(g)
10.00	7.59	10.2	0.95(g)	2.13(g)	1.13(g)	1.95(g)	1

10.43	4.51	109.8	0.25(g)	1.54(g)	0.36(g)	1.43(g)	1(g)
10.05	11.05	107.3	0.25	2.33	0.41	2.17	1
9.76	4.70	108.9	0.33	2.18	0.47	2.04	1
9.52	6.28	99.4	0.50	2.16	0.59	2.07	1
9.14	14.70	83.0	0.50	1.89	0.61	1.78	0(i)
8.10	(7.93)	48.6	0.50	2.30	0.61	2.19	3

10.44	4.31	54.5	0.65(g)	1.14(g)	0.76(g)	1.03(g)	1(g)
10.06	10.56	52.9	0.65	1.91	0.81	1.75	1
9.77	4.28	60.4	0.73	1.77	0.87	1.63	1
9.53	5.89	56.6	0.90	1.76	0.99	1.67	1
9.15	14.36	49.0	0.90	1.45	1.00	1.35	0(i)
8.10	(8.25)	33.3	0.90	1.85	1.01	1.74	3

10.37	4.56	12.0	0.00(g)	1.79(g)	0.11(g)	1.68(g)	1(g)
10.00	11.38	10.9	0.00	2.66	0.17	2.49	1
9.71	5.14	9.0	0.00	2.59	0.14	2.45	1
9.47	6.77	6.8	0.00	2.75	0.09	2.66	1
9.10	15.26	4.7	0.00	2.44	0.13	2.31	0(i)
8.06	(7.12)	1.5	0.00(g)	3.33(g)	0.09(g)	3.24(g)	3

10.26	4.37	2.8	0.57(g)	1.22(g)	0.68(g)	1.11(g)	1(g)
9.89	10.71	2.1	0.57	2.19	0.74	2.02	1
9.62	4.36	1.5	0.64	1.97	0.78	1.83	1
9.40	5.28	1.1	0.82(g)	3.77(g)	0.92(g)	3.67(g)	1

10.28	4.53	1.8	0.37(g)	1.42(g)	0.48(g)	1.31(g)	1(g)
9.90	10.90	1.4	0.37	2.32	0.54	2.15	1
9.63	4.56	1.1	0.45	2.07	0.59	1.93	1
9.40	5.33	1.0	0.62(g)	3.82(g)	0.72(g)	3.72(g)	1

10.29	4.66	1.2	0.07(g)	1.72(g)	0.18(g)	1.61(g)	1(g)
9.91	11.19	1.2	0.07	2.57	0.23	2.41	1
9.64	4.96	1.1	0.15	2.36	0.29	2.22	1
9.40	5.43	1.0	0.32(g)	4.13(g)	0.42(g)	4.03(g)	1

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	Unaudited.

(g)	Determined on an annualized basis.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	Represents less than 0.5% in 2003.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007(c)	$10.32	$0.22	$(0.13)	$0.09	$(0.22)	$—	$(0.22)
Period ended 12/31/2006(e)	10.11	0.30	0.21	0.51	(0.30)	—	(0.30)
Class B Shares
Six months ended 06/30/2007(c)	10.32	0.20	(0.14)	0.06	(0.20)	—	(0.20)
Period ended 12/31/2006(e)	10.11	0.27	0.21	0.48	(0.27)	—	(0.27)
Legacy Class A Shares
Six months ended 06/30/2007(c)	10.33	0.22	(0.13)	0.09	(0.22)	—	(0.22)
Year ended 12/31/2006	10.39	0.43	(0.06)	0.37	(0.43)	—	(0.43)
Year ended 12/31/2005	10.66	0.41	(0.27)	0.14	(0.41)	—	(0.41)
Year ended 12/31/2004	10.66	0.40	—	0.40	(0.40)	—	(0.40)
Year ended 12/31/2003	10.73	0.40	(0.07)	0.33	(0.40)	—	(0.40)
Year ended 12/31/2002	10.35	0.51	0.40	0.91	(0.51)	(0.02)	(0.53)
Legacy Class B Shares
Six months ended 06/30/2007(c)	10.34	0.20	(0.14)	0.06	(0.20)	—	(0.20)
Year ended 12/31/2006	10.39	0.39	(0.05)	0.34	(0.39)	—	(0.39)
Year ended 12/31/2005	10.66	0.37	(0.27)	0.10	(0.37)	—	(0.37)
Year ended 12/31/2004	10.66	0.36	—	0.36	(0.36)	—	(0.36)
Year ended 12/31/2003	10.73	0.36	(0.07)	0.29	(0.36)	—	(0.36)
Year ended 12/31/2002	10.35	0.47	0.40	0.87	(0.47)	(0.02)	(0.49)
Institutional Shares
Six months ended 06/30/2007(c)	10.32	0.23	(0.14)	0.09	(0.23)	—	(0.23)
Year ended 12/31/2006	10.38	0.46	(0.06)	0.40	(0.46)	—	(0.46)
Year ended 12/31/2005	10.64	0.44	(0.26)	0.18	(0.44)	—	(0.44)
Year ended 12/31/2004	10.65	0.46	(0.01)	0.45	(0.46)	—	(0.46)
Year ended 12/31/2003	10.72	0.46	(0.07)	0.39	(0.46)	—	(0.46)
Year ended 12/31/2002	10.33	0.56	0.41	0.97	(0.56)	(0.02)	(0.58)
Class R-1 Shares
Six months ended 06/30/2007(c)	10.32	0.21	(0.13)	0.08	(0.21)	—	(0.21)
Year ended 12/31/2006	10.38	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Year ended 12/31/2005	10.64	0.38	(0.26)	0.12	(0.38)	—	(0.38)
Period ended 12/31/2004 (f)	10.61	0.13	0.03	0.16	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2007(c)	10.32	0.22	(0.14)	0.08	(0.22)	—	(0.22)
Year ended 12/31/2006	10.37	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year ended 12/31/2005	10.65	0.40	(0.28)	0.12	(0.40)	—	(0.40)
Period ended 12/31/2004 (f)	10.61	0.14	0.04	0.18	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2007(c)	10.33	0.23	(0.14)	0.09	(0.23)	—	(0.23)
Year ended 12/31/2006	10.38	0.45	(0.05)	0.40	(0.45)	—	(0.45)
Year ended 12/31/2005	10.65	0.43	(0.27)	0.16	(0.43)	—	(0.43)
Period ended 12/31/2004 (f)	10.61	0.15	0.04	0.19	(0.15)	—	(0.15)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Unaudited.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss)	Expenses (b)	Net investment income (loss)	Portfolio turnover rate

$10.19	0.88%	$17.8	0.70%(d)	4.37%(d)	0.70%(d)	4.37%(d)	8%(d)
10.32	5.06	12.3	0.69(d)	4.25(d)	0.69(d)	4.25(d)	16

10.18	0.59	5.7	1.10(d)	3.97(d)	1.10(d)	3.97(d)	8(d)
10.32	4.78	5.4	1.09(d)	3.84(d)	1.09(d)	3.84(d)	16
10.20	0.89	117.1	0.70(d)	4.37(d)	0.70(d)	4.37(d)	8(d)

10.33	3.68	120.9	0.69	4.20	0.69	4.20	16
10.39	1.32	138.0	0.70	3.89	0.73	3.86	11
10.66	3.86	121.1	0.68	3.79	0.68	3.79	12
10.66	3.16	101.2	0.70	3.76	0.70	3.75	18
10.73	9.02	55.8	0.70	4.80	0.71	4.79	15

10.20	0.59	52.5	1.10(d)	3.97(d)	1.10(d)	3.97(d)	8(d)
10.34	3.37	53.8	1.09	3.80	1.09	3.80	16
10.39	0.93	55.8	1.10	3.49	1.13	3.46	11
10.66	3.45	54.5	1.08	3.39	1.08	3.39	12
10.66	2.78	49.7	1.10	3.36	1.10	3.36	18
10.73	8.59	31.4	1.10	4.44	1.11	4.43	15

10.18	0.91	93.4	0.45(d)	4.62(d)	0.45(d)	4.62(d)	8(d)
10.32	3.94	89.7	0.44	4.46	0.44	4.46	16
10.38	1.76	81.4	0.37	4.22	0.40	4.19	11
10.64	4.29	72.9	0.18	4.29	0.18	4.29	12
10.65	3.69	61.5	0.20	4.28	0.20	4.28	18
10.72	9.69	35.8	0.20	5.36	0.20	5.36	15

10.19	0.73	2.5	1.02(d)	4.05(d)	1.02(d)	4.05(d)	8(d)
10.32	3.35	2.2	1.01	3.89	1.01	3.89	16
10.38	1.12	1.7	1.02	3.58	1.05	3.55	11
10.64	1.53	1.2	1.00(d)	3.48(d)	1.00(d)	3.48(d)	12

10.18	0.73	2.4	0.82(d)	4.25(d)	0.82(d)	4.25(d)	8(d)
10.32	3.66	2.3	0.81	4.09	0.81	4.09	16
10.37	1.12	1.6	0.82	3.78	0.85	3.75	11
10.65	1.70	1.0	0.80(d)	3.68(d)	0.80(d)	3.68(d)	12

10.19	0.88	1.2	0.52(d)	4.55(d)	0.52(d)	4.55(d)	8(d)
10.33	3.97	1.2	0.51	4.39	0.51	4.39	16
10.38	1.51	1.1	0.52	4.08	0.55	4.05	11
10.65	1.81	1.0	0.50(d)	3.98(d)	0.50(d)	3.98(d)	12

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations				Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations		Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2007 (c)	$10.89	$0.21	$(0.20)	$0.01		$(0.21)	$—	$(0.21)
Period ended 12/31/2006 (e)	10.79	0.29	0.11	0.40		(0.29)	(0.01)	(0.30)
Class B Shares
Six months ended 06/30/2007 (c)	10.89	0.19	(0.20)	(0.01)		(0.19)	—	(0.19)
Period ended 12/31/2006 (e)	10.79	0.26	0.11	0.37		(0.26)	(0.01)	(0.27)
Legacy Class A Shares
Six months ended 06/30/2007 (c)	10.87	0.21	(0.19)	0.02		(0.21)	—	(0.21)
Year ended 12/31/2006	10.96	0.43	(0.08)	0.35		(0.43)	(0.01)	(0.44)
Year ended 12/31/2005	11.13	0.43	(0.17)	0.26		(0.43)	—	(0.43)
Year ended 12/31/2004	11.15	0.43	(0.02)	0.41		(0.43)	—	(0.43)
Year ended 12/31/2003	10.97	0.42	0.18	0.60		(0.42)	—	(0.42)
Year ended 12/31/2002	10.23	0.43	0.74	1.17		(0.43)	—	(0.43)
Legacy Class B Shares
Six months ended 06/30/2007 (c)	10.87	0.19	(0.19)	—	(f)	(0.19)	—	(0.19)
Year ended 12/31/2006	10.96	0.39	(0.08)	0.31		(0.39)	(0.01)	(0.40)
Year ended 12/31/2005	11.13	0.38	(0.17)	0.21		(0.38)	—	(0.38)
Year ended 12/31/2004	11.15	0.38	(0.02)	0.36		(0.38)	—	(0.38)
Year ended 12/31/2003	10.97	0.38	0.18	0.56		(0.38)	—	(0.38)
Year ended 12/31/2002	10.23	0.39	0.74	1.13		(0.39)	—	(0.39)
Institutional Shares
Six months ended 06/30/2007 (c)	10.88	0.23	(0.19)	0.04		(0.23)	—	(0.23)
Year ended 12/31/2006	10.97	0.46	(0.08)	0.38		(0.46)	(0.01)	(0.47)
Year ended 12/31/2005	11.14	0.47	(0.17)	0.30		(0.47)	—	(0.47)
Year ended 12/31/2004	11.16	0.48	(0.02)	0.46		(0.48)	—	(0.48)
Year ended 12/31/2003	10.98	0.48	0.18	0.66		(0.48)	—	(0.48)
Period ended 12/31/2002 (h)	10.52	0.40	0.46	0.86		(0.40)	—	(0.40)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Unaudited.

(d)	Determined on an annualized basis.

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(f)	Represents less than $0.01 per share.

(g)	Represents less than 0.005%.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations February 28, 2002.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss)	Expenses (b)	Net investment income (loss)	Portfolio turnover rate

$10.69	0.10%	$16.2	0.70%(d)	3.98%(d)	0.72%(d)	3.96%(d)	7%(d)
10.89	3.80	6.3	0.70(d)	3.95(d)	0.70(d)	3.95(d)	4

10.69	(0.09)	3.3	1.10(d)	3.57(d)	1.11(d)	3.56(d)	7(d)
10.89	3.52	3.3	1.10(d)	3.55(d)	1.11(d)	3.54(d)	4

10.68	0.19	62.1	0.70(d)	3.97(d)	0.71(d)	3.96(d)	7(d)
10.87	3.32	64.0	0.70	3.97	0.71	3.96	4
10.96	2.35	73.3	0.70	3.86	0.72	3.84	0
11.13	3.74	66.2	0.70	3.86	0.70	3.86	2
11.15	5.60	59.6	0.70	3.83	0.70	3.83	8
10.97	11.64	43.7	0.70	4.03	0.71	4.02	7

10.68	0.00(g)	25.7	1.10(d)	3.57(d)	1.11(d)	3.56(d)	7(d)
10.87	2.91	26.5	1.10	3.58	1.11	3.57	4
10.96	1.94	34.0	1.10	3.47	1.12	3.45	0
11.13	3.33	34.8	1.10	3.46	1.10	3.46	2
11.15	5.18	35.2	1.10	3.43	1.10	3.43	8
10.97	11.20	32.0	1.10	3.64	1.12	3.62	7

10.69	0.32	0.2	0.45(d)	4.22(d)	0.46(d)	4.21(d)	7(d)
10.88	3.58	0.2	0.45	4.22	0.46	4.21	4
10.97	2.69	0.2	0.38	4.19	0.40	4.17	0
11.14	4.26	0.2	0.20	4.36	0.20	4.36	2
11.16	6.18	0.2	0.20	4.33	0.21	4.32	8
10.98	8.35	0.1	0.20(d)	4.49(d)	0.21(d)	4.48(d)	7

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Total from investment operations	Net investment income (a) (b)	Total distributions
Class A Shares
Six months ended 06/30/2007 (e)	$1.00	$0.02	$0.02	$(0.02)	$(0.02)
Period ended 12/31/2006 (g)	1.00	0.03	0.03	(0.03)	(0.03)
Class B Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2006 (g)	1.00	0.03	0.03	(0.03)	(0.03)
Legacy Class A Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2002	1.00	0.01	0.01	(0.01)	(0.01)
Legacy Class B Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2004	1.00	—	—	—	—
Year ended 12/31/2003	1.00	—	—	—	—
Year ended 12/31/2002	1.00	0.01	0.01	(0.01)	(0.01)
Institutional Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2006	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Year ended 12/31/2003	1.00	0.01	0.01	(0.01)	(0.01)
Period ended 12/31/2002 (h)	1.00	0.01	0.01	(0.01)	(0.01)
Class R-1 Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (i)	1.00	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (i)	1.00	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2007 (e)	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Period ended 12/31/2004 (i)	1.00	—	—	—	—

(a)	Net investment income and distributions for Legacy Class B shares represent less than $0.01 per share in 2004 and 2003.

(b)	Net investment income and distributions for Class R-1 shares, Class R-2 shares and Class R-3 shares represent less than $0.01 per share in 2004.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(d)	The expense ratios for the Institutional shares includes the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)	Net investment income	Expenses (d)	Net investment income

$1.00	2.34%	$28.6	0.60%(f)	4.66%(f)	0.62%(f)	4.64%(f)
1.00	3.23	19.5	0.60(f)	4.62(f)	0.60(f)	4.62(f)

1.00	2.14	2.6	1.00(f)	4.30(f)	1.02(f)	4.28(f)
1.00	2.91	2.5	1.00 (f)	4.22(f)	1.02(f)	4.20(f)

1.00	2.34	74.9	0.60(f)	4.70(f)	0.62(f)	4.68(f)
1.00	4.50	75.2	0.60	4.38	0.63	4.35
1.00	2.64	80.5	0.60	2.62	0.71	2.51
1.00	0.76	73.1	0.60	0.78	0.63	0.75
1.00	0.54	65.1	0.60	0.52	0.65	0.47
1.00	1.14	36.2	0.60	1.10	0.71	0.99

1.00	2.14	4.4	1.00(f)	4.30(f)	1.02(f)	4.28(f)
1.00	4.08	4.1	1.00	3.93	1.03	3.90
1.00	2.22	6.4	1.00	2.22	1.11	2.11
1.00	0.36	5.9	1.00	0.36	1.03	0.33
1.00	0.14	5.7	1.00	0.14	1.03	0.11
1.00	0.74	5.4	1.00	0.73	1.13	0.60

1.00	2.41	16.8	0.45(f)	4.86(f)	0.47(f)	4.84(f)
1.00	4.65	12.9	0.45	4.57	0.48	4.54
1.00	2.89	11.2	0.37	2.85	0.48	2.74
1.00	1.17	9.2	0.20	1.20	0.23	1.17
1.00	0.94	6.9	0.20	0.92	0.24	0.88
1.00	1.28	2.6	0.20(f)	1.47(f)	0.27(f)	1.40(f)

1.00	2.18	4.3	0.92(f)	4.38(f)	0.94(f)	4.36(f)
1.00	4.16	4.3	0.92	4.11	0.94	4.09
1.00	2.32	2.7	0.92	2.42	1.04	2.30
1.00	0.31	1.1	0.92(f)	0.94(f)	0.98(f)	0.88(f)

1.00	2.28	4.7	0.72(f)	4.59(f)	0.74(f)	4.57(f)
1.00	4.37	3.8	0.72	4.34	0.74	4.32
1.00	2.51	2.5	0.72	2.51	0.83	2.40
1.00	0.38	1.0	0.72(f)	1.14(f)	0.78(f)	1.08(f)

1.00	2.38	1.6	0.52(f)	4.79(f)	0.54(f)	4.77(f)
1.00	4.57	1.3	0.52	4.49	0.55	4.46
1.00	2.72	1.2	0.52	2.72	0.63	2.61
1.00	0.45	1.1	0.52(f)	1.34(f)	0.58(f)	1.28(f)

(e)	Unaudited.

(f)	Determined on an annualized basis.

(g)	For all the data, the period is from commencement of investment operations April 27, 2006.

(h)	For all the data, the period is from commencement of investment operations February 28, 2002.

(i)	For all the data, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2007 (g)	$11.59	$0.15	$0.14	$0.29	$(0.15)	$—	$(0.15)
Period ended 12/31/2006 (i)	11.45	0.25	0.44	0.69	(0.45)	(0.10)	(0.55)
Class B Shares
Six months ended 06/30/2007 (g)	11.62	0.11	0.15	0.26	(0.12)	—	(0.12)
Period ended 12/31/2006 (i)	11.45	0.19	0.44	0.63	(0.36)	(0.10)	(0.46)
Legacy Class A Shares
Six months ended 06/30/2007 (g)	11.74	0.15	0.15	0.30	(0.15)	—	(0.15)
Year ended 12/31/2006	11.24	0.33	0.59	0.92	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.11	0.26	0.17	0.43	(0.27)	(0.03)	(0.30)
Year ended 12/31/2004	10.82	0.17	0.46	0.63	(0.17)	(0.17)	(0.34)
Period ended 12/31/2003 (j)	10.00	0.07	0.80	0.87	(0.05)	—	(0.05)
Legacy Class B Shares
Six months ended 06/30/2007 (g)	11.74	0.13	0.14	0.27	(0.12)	—	(0.12)
Year ended 12/31/2006	11.24	0.29	0.59	0.88	(0.28)	(0.10)	(0.38)
Year ended 12/31/2005	11.10	0.21	0.17	0.38	(0.21)	(0.03)	(0.24)
Year ended 12/31/2004	10.81	0.13	0.46	0.59	(0.13)	(0.17)	(0.30)
Period ended 12/31/2003 (j)	10.00	0.05	0.79	0.84	(0.03)	—	(0.03)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.51%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.18%, respectively, for the six months ended June 30, 2007.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss) (a)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (f)

$11.73	2.45%	$26.5	1.21%(h)	2.65%(h)	1.54%(h)	2.32%(h)	1%
11.59	6.20	13.2	1.21(h)	3.35(h)	1.68(h)	2.88(h)	10

11.76	2.22	1.0	1.91(h)	1.94(h)	2.25(h)	1.60(h)	1
11.62	5.64	0.5	1.92(h)	2.42(h)	2.39(h)	1.95(h)	10

11.89	2.54	107.6	1.21(h)	2.60(h)	1.54(h)	2.27(h)	1
11.74	8.30	113.5	1.22	2.89	1.70	2.41	10
11.24	3.86	101.2	1.26	2.30	1.63	1.93	11
11.11	5.87	66.0	1.26	1.58	1.61	1.23	138
10.82	8.74	31.0	1.30(h)	1.13(h)	1.73(h)	0.70(h)	29

11.89	2.34	11.6	1.61(h)	2.20(h)	1.94(h)	1.87(h)	1
11.74	7.90	12.0	1.62	2.48	2.10	2.00	10
11.24	3.44	11.1	1.66	1.91	2.03	1.54	11
11.10	5.46	8.7	1.66	1.18	2.01	0.83	138
10.81	8.47	4.1	1.70(h)	0.75(h)	2.31(h)	0.14(h)	29

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2007 (h)	$11.77	$0.17	$0.13	$0.30	$(0.16)	$—	$(0.16)
Year ended 12/31/2006	11.27	0.36	0.59	0.95	(0.35)	(0.10)	(0.45)
Year ended 12/31/2005	11.13	0.29	0.17	0.46	(0.29)	(0.03)	(0.32)
Year ended 12/31/2004	10.84	0.23	0.46	0.69	(0.23)	(0.17)	(0.40)
Period ended 12/31/2003 (j)	10.00	0.10	0.80	0.90	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2007 (h)	11.58	0.13	0.14	0.27	(0.13)	—	(0.13)
Year ended 12/31/2006	11.13	0.29	0.58	0.87	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.08	0.22	0.17	0.39	(0.31)	(0.03)	(0.34)
Period ended 12/31/2004 (k)	10.95	0.04	0.44	0.48	(0.18)	(0.17)	(0.35)
Class R-2 Shares
Six months ended 06/30/2007 (h)	11.78	0.15	0.14	0.29	(0.14)	—	(0.14)
Year ended 12/31/2006	11.24	0.32	0.58	0.90	(0.26)	(0.10)	(0.36)
Year ended 12/31/2005	11.09	0.25	0.17	0.42	(0.24)	(0.03)	(0.27)
Period ended 12/31/2004 (k)	10.95	0.05	0.43	0.48	(0.17)	(0.17)	(0.34)
Class R-3 Shares
Six months ended 06/30/2007 (h)	11.76	0.16	0.14	0.30	(0.16)	—	(0.16)
Year ended 12/31/2006	11.25	0.35	0.60	0.95	(0.34)	(0.10)	(0.44)
Year ended 12/31/2005	11.09	0.28	0.17	0.45	(0.26)	(0.03)	(0.29)
Period ended 12/31/2004 (k)	10.95	0.06	0.43	0.49	(0.18)	(0.17)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.28% and 3.51%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.61% and 3.18%, respectively, for the six months ended June 30, 2007.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a)	Expenses (e) (f)	Net investment income (loss) (f)	Portfolio turnover rate (g)

$11.91	2.59%	$13.3	0.96%(i)	2.86%(i)	1.29%(i)	2.53%(i)	1%
11.77	8.59	11.0	0.97	3.15	1.45	2.67	10
11.27	4.19	8.6	0.93	2.64	1.30	2.27	11
11.13	6.37	6.8	0.76	2.10	1.11	1.75	138
10.84	9.09	2.9	0.80(i)	1.66(i)	1.56(i)	0.90(i)	29

11.72	2.35	1.6	1.53(i)	2.29(i)	1.87(i)	1.95(i)	1
11.58	7.95	1.4	1.54	2.56	2.02	2.08	10
11.13	3.55	0.9	1.58	1.96	1.95	1.59	11
11.08	4.44	0.1	1.56(i)	1.30(i)	1.86(i)	1.00(i)	138

11.93	2.42	1.4	1.33(i)	2.51(i)	1.66(i)	2.18(i)	1
11.78	8.16	0.9	1.34	2.78	1.82	2.30	10
11.24	3.80	0.7	1.38	2.16	1.75	1.79	11
11.09	4.43	0.1	1.36(i)	1.46(i)	1.65(i)	1.17(i)	138

11.90	2.56	0.1	1.04(i)	2.78(i)	1.37(i)	2.45(i)	1
11.76	8.57	0.1	1.04	3.01	1.52	2.53	10
11.25	4.09	0.1	1.08	2.49	1.45	2.12	11
11.09	4.52	0.1	1.06(i)	1.76(i)	1.35(i)	1.47(i)	138

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2007 (g)	$12.66	$0.15	$0.22	$0.37	$—	$—	$—
Period ended 12/31/2006 (i)	12.29	0.26	0.58	0.84	(0.33)	(0.14)	(0.47)
Class B Shares
Six months ended 06/30/2007 (g)	12.60	0.11	0.22	0.33	—	—	—
Period ended 12/31/2006 (i)	12.29	0.19	0.56	0.75	(0.30)	(0.14)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2007 (g)	12.57	0.15	0.21	0.36	—	—	—
Year ended 12/31/2006	11.84	0.32	0.84	1.16	(0.29)	(0.14)	(0.43)
Year ended 12/31/2005	11.58	0.24	0.31	0.55	(0.23)	(0.06)	(0.29)
Year ended 12/31/2004	11.16	0.17	0.61	0.78	(0.13)	(0.23)	(0.36)
Period ended 12/31/2003 (k)	10.00	0.06	1.13	1.19	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2007 (g)	12.53	0.13	0.21	0.34	—	—	—
Year ended 12/31/2006	11.81	0.27	0.83	1.10	(0.24)	(0.14)	(0.38)
Year ended 12/31/2005	11.54	0.19	0.32	0.51	(0.18)	(0.06)	(0.24)
Year ended 12/31/2004	11.14	0.12	0.61	0.73	(0.10)	(0.23)	(0.33)
Period ended 12/31/2003 (k)	10.00	0.04	1.12	1.16	(0.02)	—	(0.02)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.27% and 3.23%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.60% and 2.90%, respectively, for the six months ended June 30, 2007.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $12.60 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.61, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.14%.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios assuming expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss) (a)	Expenses (e)	Net investment income (e)	Portfolio turnover rate (f)

$13.03	2.92%	$75.4	1.16%(h)	2.42%(h)	1.49%(h)	2.09%(h)	1%
12.66	6.82	34.9	1.18(h)	3.06(h)	1.50(h)	2.74(h)	12

12.93	2.46	3.2	1.86(h)	1.71(h)	2.19(h)	1.38(h)	1
12.60	6.06(j)	1.7	1.87(h)	2.30(h)	2.20(h)	1.97(h)	12

12.93	2.86	273.0	1.16(h)	2.38(h)	1.49(h)	2.05(h)	1
12.57	9.79	270.6	1.17	2.63	1.51	2.29	12
11.84	4.73	216.5	1.24	2.04	1.58	1.70	12
11.58	6.98	130.3	1.25	1.49	1.57	1.17	130
11.16	11.91	40.8	1.30(h)	0.98(h)	1.59(h)	0.69(h)	23

12.87	2.71	49.7	1.57(h)	1.98(h)	1.90(h)	1.65(h)	1
12.53	9.32	49.0	1.57	2.22	1.91	1.88	12
11.81	4.45	41.3	1.64	1.64	1.98	1.30	12
11.54	6.49	28.8	1.65	1.09	1.97	0.77	130
11.14	11.60	11.4	1.70(h)	0.58(h)	2.07(h)	0.21(h)	23

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2007 (h)	$12.64	$0.17	$0.21	$0.38	$—	$—	$—
Year ended 12/31/2006	11.92	0.36	0.82	1.18	(0.32)	(0.14)	(0.46)
Year ended 12/31/2005	11.64	0.28	0.32	0.60	(0.26)	(0.06)	(0.32)
Year ended 12/31/2004	11.21	0.23	0.60	0.83	(0.17)	(0.23)	(0.40)
Period ended 12/31/2003 (j)	10.00	0.09	1.16	1.25	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2007 (h)	12.57	0.13	0.21	0.34	—	—	—
Year ended 12/31/2006	11.85	0.28	0.85	1.13	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	11.64	0.21	0.29	0.50	(0.23)	(0.06)	(0.29)
Period ended 12/31/2004 (k)	11.37	0.04	0.61	0.65	(0.15)	(0.23)	(0.38)
Class R-2 Shares
Six months ended 06/30/2007 (h)	12.62	0.15	0.21	0.36	—	—	—
Year ended 12/31/2006	11.90	0.32	0.83	1.15	(0.29)	(0.14)	(0.43)
Year ended 12/31/2005	11.64	0.23	0.31	0.54	(0.22)	(0.06)	(0.28)
Period ended 12/31/2004 (k)	11.37	0.05	0.60	0.65	(0.15)	(0.23)	(0.38)
Class R-3 Shares
Six months ended 06/30/2007 (h)	12.63	0.16	0.21	0.37	—	—	—
Year ended 12/31/2006	11.90	0.35	0.84	1.19	(0.32)	(0.14)	(0.46)
Year ended 12/31/2005	11.64	0.27	0.30	0.57	(0.25)	(0.06)	(0.31)
Period ended 12/31/2004 (k)	11.37	0.06	0.60	0.66	(0.16)	(0.23)	(0.39)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.27% and 3.23%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.60% and 2.90%, respectively, for the six months ended June 30, 2007.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios assuming expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a)	Expenses (e) (f)	Net investment income (f)	Portfolio turnover rate (g)

$13.02	3.01%	$37.3	0.91%(i)	2.64%(i)	1.24%(i)	2.31%(i)	1%
12.64	9.90	32.5	0.92	2.91	1.26	2.57	12
11.92	5.14	23.1	0.92	2.37	1.26	2.03	12
11.64	7.37	14.4	0.75	2.00	1.07	1.68	130
11.21	12.55	4.2	0.80(i)	1.47(i)	1.31(i)	0.96(i)	23

12.91	2.70	3.7	1.50(i)	2.05(i)	1.82(i)	1.73(i)	1
12.57	9.50	3.3	1.49	2.27	1.82	1.94	12
11.85	4.31	1.7	1.56	1.81	1.90	1.47	12
11.64	5.66	0.1	1.55(i)	1.27(i)	1.85(i)	0.97(i)	130

12.98	2.85	3.3	1.29(i)	2.26(i)	1.61(i)	1.94(i)	1
12.62	9.64	2.7	1.29	2.57	1.62	2.24	12
11.90	4.63	1.1	1.36	1.91	1.70	1.57	12
11.64	5.67	0.1	1.35(i)	1.38(i)	1.65(i)	1.08(i)	130

13.00	2.93	0.4	0.99(i)	2.55(i)	1.32(i)	2.22(i)	1
12.63	9.95	0.4	0.99	2.81	1.32	2.48	12
11.90	4.95	0.3	1.06	2.28	1.40	1.94	12
11.64	5.76	0.1	1.05(i)	1.66(i)	1.35(i)	1.36(i)	130

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2007 (g)	$13.98	$0.12	$0.42	$0.54	$—	$—	$—
Period ended 12/31/2006 (i)	13.43	0.26	0.76	1.02	(0.28)	(0.19)	(0.47)
Class B Shares
Six months ended 06/30/2007 (g)	13.94	0.07	0.43	0.50	—	—	—
Period ended 12/31/2006 (i)	13.43	0.18	0.77	0.95	(0.25)	(0.19)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2007 (g)	13.88	0.12	0.41	0.53	—	—	—
Year ended 12/31/2006	12.70	0.28	1.33	1.61	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.24	0.20	0.54	0.74	(0.18)	(0.10)	(0.28)
Year ended 12/31/2004	11.55	0.16	0.85	1.01	(0.12)	(0.20)	(0.32)
Period ended 12/31/2003 (j)	10.00	0.06	1.52	1.58	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2007 (g)	13.85	0.09	0.42	0.51	—	—	—
Year ended 12/31/2006	12.68	0.22	1.33	1.55	(0.19)	(0.19)	(0.38)
Year ended 12/31/2005	12.22	0.15	0.55	0.70	(0.14)	(0.10)	(0.24)
Year ended 12/31/2004	11.54	0.11	0.85	0.96	(0.08)	(0.20)	(0.28)
Period ended 12/31/2003 (j)	10.00	0.04	1.52	1.56	(0.02)	—	(0.02)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.25% and 2.54%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.58% and 2.21%, respectively, for the six months ended June 30, 2007.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss) (a)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (f)

$14.52	3.86%	$135.7	1.14%(h)	1.74%(h)	1.47%(h)	1.41%(h)	1%
13.98	7.59	61.4	1.15(h)	2.85(h)	1.46(h)	2.54(h)	16

14.44	3.59	9.2	1.84(h)	1.04(h)	2.17(h)	0.71(h)	1
13.94	7.03	4.9	1.85(h)	2.01(h)	2.17(h)	1.69(h)	16

14.41	3.82	453.0	1.14(h)	1.72(h)	1.47(h)	1.39(h)	1
13.88	12.63	431.3	1.15	2.07	1.48	1.74	16
12.70	6.02	313.5	1.22	1.63	1.56	1.29	17
12.24	8.78	177.7	1.24	1.32	1.55	1.01	140
11.55	15.81	51.7	1.30(h)	1.03(h)	1.53(h)	0.80(h)	23

14.36	3.68	97.8	1.54(h)	1.31(h)	1.87(h)	0.98(h)	1
13.85	12.17	92.7	1.55	1.65	1.88	1.32	16
12.68	5.67	70.9	1.62	1.22	1.96	0.88	17
12.22	8.39	44.7	1.64	0.91	1.95	0.60	140
11.54	15.61	15.5	1.70(h)	0.63(h)	1.98(h)	0.35(h)	23

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2007 (h)	$13.97	$0.14	$0.42	$0.56	$—	$—	$—
Year ended 12/31/2006	12.79	0.32	1.32	1.64	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.31	0.24	0.55	0.79	(0.21)	(0.10)	(0.31)
Year ended 12/31/2004	11.59	0.22	0.86	1.08	(0.16)	(0.20)	(0.36)
Period ended 12/31/2003 (l)	10.00	0.10	1.53	1.63	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2007(h)	13.92	0.10	0.42	0.52	—	—	—
Year ended 12/31/2006	12.73	0.24	1.36	1.60	(0.22)	(0.19)	(0.41)
Year ended 12/31/2005	12.31	0.18	0.53	0.71	(0.19)	(0.10)	(0.29)
Period ended 12/31/2004 (m)	11.79	0.05	0.81	0.86	(0.14)	(0.20)	(0.34)
Class R-2 Shares
Six months ended 06/30/2007 (h)	13.94	0.12	0.41	0.53	—	—	—
Year ended 12/31/2006	12.77	0.28	1.32	1.60	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.32	0.19	0.54	0.73	(0.18)	(0.10)	(0.28)
Period ended 12/31/2004 (m)	11.79	0.05	0.82	0.87	(0.14)	(0.20)	(0.34)
Class R-3 Shares
Six months ended 06/30/2007 (h)	13.91	0.13	0.42	0.55	—	—	—
Year ended 12/31/2006	12.79	0.32	1.26	1.58	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.32	0.23	0.55	0.78	(0.21)	(0.10)	(0.31)
Period ended 12/31/2004 (m)	11.79	0.06	0.82	0.88	(0.15)	(0.20)	(0.35)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.25% and 2.54%, respectively, for the six months ended June 30, 2007.
(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.58% and 2.21%, respectively, for the six months ended June 30, 2007.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	Based upon net asset value of $13.97 and $12.79, respectively, as of December 31, 2006 and December 31, 2005, (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and December 30, 2005, respectively). For shareholder purchases and redemptions on December 29, 2006 and December 30, 2005, the net asset value was $13.98 and $12.80, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 12.80%.

(k)	Based upon net asset value of $12.79 as of December 31, 2005, (as calculated for financial reporting purposes, taking into account transactions that occurred on December 30, 2005). For shareholder purchases and redemptions on December 30, 2005, the net asset value was $12.80, which caused the total return for the year ended December 31, 2005 to be equivalent to 6.49%.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a)	Expenses (e) (f)	Net investment income (loss) (f)	Portfolio turnover rate (g)

$14.53	3.93%	$77.9	0.89%(i)	1.97%(i)	1.22%(i)	1.64%(i)	1%
13.97	12.81(j)	63.3	0.90	2.35	1.23	2.02	16

12.79	6.41(k)	38.8	0.91	1.94	1.24	1.61	17
12.31	9.34	21.0	0.74	1.82	1.05	1.51	140
11.59	16.35	5.7	0.80(i)	1.50(i)	1.23(i)	1.07(i)	23
14.44	3.66	7.2	1.46(i)	1.40(i)	1.79(i)	1.07(i)	1

13.92	12.52	5.3	1.47	1.82	1.80	1.49	16
12.73	5.71	3.0	1.54	1.51	1.88	1.17	17
12.31	7.32	0.2	1.55(i)	1.46(i)	1.86(i)	1.15(i)	140

14.47	3.80	7.1	1.26(i)	1.61(i)	1.59(i)	1.28(i)	1
13.94	12.49	5.0	1.27	2.04	1.60	1.71	16
12.77	5.94	1.6	1.35	1.52	1.67	1.20	17
12.32	7.38	0.1	1.35(i)	1.35(i)	1.65(i)	1.05(i)	140

14.46	3.95	2.2	0.96(i)	1.90(i)	1.29(i)	1.57(i)	1
13.91	12.34	1.9	0.97	2.39	1.30	2.06	16
12.79	6.29	0.9	1.05	1.82	1.37	1.50	17
12.32	7.46	0.1	1.05(i)	1.64(i)	1.35(i)	1.34(i)	140

(m)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2007 (g)	$14.91	$0.09	$0.60	$0.69	$—	$—	$—
Period ended 12/31/2006 (i)	14.23	0.24	0.90	1.14	(0.23)	(0.23)	(0.46)
Class B Shares
Six months ended 06/30/2007 (g)	14.89	0.04	0.61	0.65	—	—	—
Period ended 12/31/2006 (i)	14.23	0.17	0.92	1.09	(0.20)	(0.23)	(0.43)
Legacy Class A Shares
Six months ended 06/30/2007 (g)	14.86	0.09	0.59	0.68	—	—	—
Year ended 12/31/2006	13.32	0.23	1.73	1.96	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.70	0.17	0.74	0.91	(0.15)	(0.14)	(0.29)
Year ended 12/31/2004	11.80	0.14	1.08	1.22	(0.10)	(0.22)	(0.32)
Period ended 12/31/2003 (j)	10.00	0.07	1.76	1.83	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2007 (g)	14.79	0.06	0.59	0.65	—	—	—
Year ended 12/31/2006	13.26	0.17	1.72	1.89	(0.13)	(0.23)	(0.36)
Year ended 12/31/2005	12.65	0.12	0.73	0.85	(0.10)	(0.14)	(0.24)
Year ended 12/31/2004	11.77	0.09	1.07	1.16	(0.06)	(0.22)	(0.28)
Period ended 12/31/2003 (j)	10.00	0.04	1.75	1.79	(0.02)	—	(0.02)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.24% and 2.03%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.57% and 1.70%, respectively, for the six months ended June 30, 2007.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss) (a)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (f)

$15.60	4.63%	$117.1	1.13%(h)	1.23%(h)	1.46%(h)	0.90%(h)	1%
14.91	8.02	51.2	1.15(h)	2.56(h)	1.46(h)	2.25(h)	22

15.54	4.37	10.7	1.83(h)	0.53(h)	2.16(h)	0.20(h)	1
14.89	7.64	5.1	1.85(h)	1.78(h)	2.16(h)	1.47(h)	22

15.54	4.58	313.6	1.13(h)	1.21(h)	1.47(h)	0.87(h)	1
14.86	14.69	292.9	1.15	1.63	1.48	1.30	22
13.32	7.11	192.3	1.21	1.32	1.57	0.96	24
12.70	10.32	96.5	1.23	1.18	1.58	0.83	138
11.80	18.31	25.9	1.30(h)	1.05(h)	1.80(h)	0.55(h)	32

15.44	4.39	78.8	1.53(h)	0.81(h)	1.87(h)	0.47(h)	1
14.79	14.27	73.5	1.55	1.22	1.88	0.89	22
13.26	6.72	52.7	1.61	0.91	1.97	0.55	24
12.65	9.88	29.7	1.63	0.77	1.98	0.42	138
11.77	17.89	9.5	1.70(h)	0.64(h)	2.29(h)	0.05(h)	32

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2007 (h)	$14.93	$0.11	$0.59	$0.70	$—	$—	$—
Year ended 12/31/2006	13.39	0.27	1.72	1.99	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.74	0.21	0.76	0.97	(0.18)	(0.14)	(0.32)
Year ended 12/31/2004	11.83	0.20	1.06	1.26	(0.13)	(0.22)	(0.35)
Period ended 12/31/2003 (j)	10.00	0.10	1.77	1.87	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2007 (h)	14.85	0.07	0.59	0.66	—	—	—
Year ended 12/31/2006	13.33	0.19	1.72	1.91	(0.16)	(0.23)	(0.39)
Year ended 12/31/2005	12.74	0.15	0.72	0.87	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (k)	12.04	0.05	0.98	1.03	(0.11)	(0.22)	(0.33)
Class R-2 Shares
Six months ended 06/30/2007 (h)	14.89	0.08	0.60	0.68	—	—	—
Year ended 12/31/2006	13.37	0.24	1.70	1.94	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.75	0.16	0.74	0.90	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (k)	12.04	0.05	0.99	1.04	(0.11)	(0.22)	(0.33)
Class R-3 Shares
Six months ended 06/30/2007 (h)	14.90	0.11	0.59	0.70	—	—	—
Year ended 12/31/2006	13.37	0.28	1.70	1.98	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.75	0.19	0.74	0.93	(0.17)	(0.14)	(0.31)
Period ended 12/31/2004 (k)	12.04	0.06	0.99	1.05	(0.12)	(0.22)	(0.34)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.24% and 2.03%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.57% and 1.70%, respectively, for the six months ended June 30, 2007.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a)	Expenses (e) (f)	Net investment income (loss) (f)	Portfolio turnover rate (g)

$15.63	4.69%	$81.7	0.88%(i)	1.47%(i)	1.22%(i)	1.13%(i)	1%
14.93	14.87	64.1	0.90	1.92	1.23	1.59	22
13.39	7.57	36.1	0.90	1.63	1.26	1.27	24
12.74	10.70	18.1	0.73	1.67	1.08	1.32	138
11.83	18.74	5.9	0.80(i)	1.53(i)	1.49(i)	0.84(i)	32

15.51	4.44	7.2	1.45(i)	0.90(i)	1.78(i)	0.57(i)	1
14.85	14.31	4.7	1.47	1.36	1.80	1.03	22
13.33	6.81	2.5	1.53	1.12	1.88	0.77	24
12.74	8.60	0.2	1.53(i)	1.46(i)	1.87(i)	1.12(i)	138

15.57	4.57	7.3	1.25(i)	1.10(i)	1.59(i)	0.76(i)	1
14.89	14.51	4.9	1.27	1.66	1.60	1.33	22
13.37	7.06	1.3	1.33	1.21	1.68	0.86	24
12.75	8.66	0.1	1.34(i)	1.32(i)	1.67(i)	0.99(i)	138

15.60	4.70	1.1	0.95(i)	1.40(i)	1.29(i)	1.06(i)	1
14.90	14.79	1.0	0.97	1.93	1.30	1.60	22
13.37	7.25	0.4	1.03	1.51	1.39	1.15	24
12.75	8.76	0.1	1.04(i)	1.61(i)	1.37(i)	1.28(i)	138

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2007 (g)	$15.82	$0.07	$0.75	$0.82	$—	$—	$—
Period ended 12/31/2006 (i)	14.97	0.24	1.03	1.27	(0.19)	(0.23)	(0.42)
Class B Shares
Six months ended 06/30/2007 (g)	15.81	0.01	0.75	0.76	—	—	—
Period ended 12/31/2006 (i)	14.97	0.17	1.06	1.23	(0.16)	(0.23)	(0.39)
Legacy Class A Shares
Six months ended 06/30/2007 (g)	15.78	0.06	0.76	0.82	—	—	—
Year ended 12/31/2006	13.87	0.19	2.10	2.29	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.12	0.14	0.88	1.02	(0.11)	(0.16)	(0.27)
Year ended 12/31/2004	12.11	0.13	1.19	1.32	(0.10)	(0.21)	(0.31)
Period ended 12/31/2003 (j)	10.00	0.06	2.08	2.14	(0.03)	—	(0.03)
Legacy Class B Shares
Six months ended 06/30/2007 (g)	15.74	0.03	0.76	0.79	—	—	—
Year ended 12/31/2006	13.84	0.13	2.09	2.22	(0.09)	(0.23)	(0.32)
Year ended 12/31/2005	13.09	0.08	0.90	0.98	(0.07)	(0.16)	(0.23)
Year ended 12/31/2004	12.09	0.08	1.19	1.27	(0.06)	(0.21)	(0.27)
Period ended 12/31/2003 (j)	10.00	0.03	2.07	2.10	(0.01)	—	(0.01)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.23% and 1.62%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.56% and 1.29%, respectively, for the six months ended June 30, 2007.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	Determined on an annualized basis.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a)	Net investment income (loss) (a)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (f)

$16.64	5.18%	$83.3	1.14%(h)	0.83%(h)	1.47%(h)	0.50%(h)	1%
15.82	8.47	34.6	1.16(h)	2.36(h)	1.47(h)	2.05(h)	29

16.57	4.81	10.4	1.84(h)	0.12(h)	2.17(h)	(0.21)(h)	1
15.81	8.18	4.8	1.86(h)	1.64(h)	2.17(h)	1.33(h)	29

16.60	5.20	221.0	1.14(h)	0.80(h)	1.47(h)	0.47(h)	1
15.78	16.46	199.9	1.16	1.28	1.50	0.94	29
13.87	7.71	116.9	1.21	1.04	1.62	0.63	38
13.12	10.86	53.7	1.22	1.06	1.67	0.61	147
12.11	21.37	12.3	1.30(h)	0.86(h)	2.38(h)	(0.22)(h)	29

16.53	5.02	57.1	1.54(h)	0.40(h)	1.87(h)	0.07(h)	1
15.74	16.01	51.8	1.56	0.87	1.90	0.53	29
13.84	7.41	34.1	1.61	0.63	2.02	0.22	38
13.09	10.51	17.8	1.62	0.63	2.08	0.17	147
12.09	21.05	5.1	1.70(h)	0.47(h)	2.85(h)	(0.68)(h)	29

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net Investment Income (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Institutional Shares
Six months ended 06/30/2007 (h)	$15.85	$0.09	$0.76	$0.85	$—	$—	$—
Year ended 12/31/2006	13.94	0.24	2.08	2.32	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.18	0.90	1.08	(0.14)	(0.16)	(0.30)
Year ended 12/31/2004	12.13	0.19	1.19	1.38	(0.14)	(0.21)	(0.35)
Period ended 12/31/2003 (j)	10.00	0.09	2.08	2.17	(0.04)	—	(0.04)
Class R-1 Shares
Six months ended 06/30/2007 (h)	15.75	0.04	0.75	0.79	—	—	—
Year ended 12/31/2006	13.87	0.16	2.07	2.23	(0.12)	(0.23)	(0.35)
Year ended 12/31/2005	13.15	0.12	0.86	0.98	(0.10)	(0.16)	(0.26)
Period ended 12/31/2004 (k)	12.30	0.05	1.13	1.18	(0.12)	(0.21)	(0.33)
Class R-2 Shares
Six months ended 06/30/2007 (h)	15.81	0.06	0.76	0.82	—	—	—
Year ended 12/31/2006	13.92	0.21	2.06	2.27	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.16	0.12	0.89	1.01	(0.09)	(0.16)	(0.25)
Period ended 12/31/2004 (k)	12.30	0.05	1.13	1.18	(0.11)	(0.21)	(0.32)
Class R-3 Shares
Six months ended 06/30/2007 (h)	15.83	0.08	0.76	0.84	—	—	—
Year ended 12/31/2006	13.93	0.23	2.08	2.31	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.16	0.89	1.05	(0.12)	(0.16)	(0.28)
Period ended 12/31/2004 (k)	12.30	0.06	1.13	1.19	(0.12)	(0.21)	(0.33)

(a)	The per share net amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio and reflect SFIMC’s voluntary expense reduction threshold. The net amounts and ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), and reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, assuming Barclays’ expense credit and waiver, were 0.23% and 1.62%, respectively, for the six months ended June 30, 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income.

(c)	Distributions represent less than $0.01 per share in 2003.

(d)	Total return is not annualized for periods that are less than a full year. Effective for the six months ended June 30, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the six months ended June 30, 2007 used net asset values as calculated for financial reporting purposes.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect inclusion of the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect SFIMC’s voluntary expense reduction threshold. The ratios also include the Fund’s indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios (beginning in 2004), but do not reflect Barclays’ expense credit (beginning in 2006) and waiver (beginning in 2004) for the Master Portfolio described in Note 2 under Expense Reduction Agreements. The expense and net investment income ratios for the Master Portfolio, excluding any Barclays’ expense credit and waiver, were 0.56% and 1.29%, respectively, for the six months ended June 30, 2007.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	Determined on an annualized basis.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 9, 2003.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(l)	Based upon net asset value of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions and expense waivers		Average Net Asset ratios absent expense reductions and expense waivers
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (a) (e)	Net investment income (loss) (a)	Expenses (e) (f)	Net investment income (loss) (f)	Portfolio turnover rate (g)

$16.70	5.36%	$78.8	0.89%(i)	1.06%(i)	1.22%(i)	0.73%(i)	1%
15.85	16.64	58.5	0.91	1.60	1.25	1.26	29
13.94	8.15	25.5	0.90	1.34	1.31	0.93	38
13.16	11.32	12.5	0.72	1.56	1.17	1.11	147
12.13	21.70	2.8	0.80(i)	1.36(i)	2.22(i)	(0.06)(i)	29

16.54	5.02	7.8	1.46(i)	0.50(i)	1.79(i)	0.17(i)	1
15.75	16.05	4.9	1.48	1.04	1.82	0.70	29
13.87	7.43	2.1	1.52	0.90	1.94	0.48	38
13.15	9.54	0.2	1.52(i)	1.38(i)	1.92(i)	0.98(i)	147

16.63	5.19	6.9	1.26(i)	0.69(i)	1.59(i)	0.36(i)	1
15.81	16.30	5.1	1.28	1.35	1.61	1.02	29
13.92	7.65	1.6	1.33	0.88	1.74	0.47	38
13.16	9.59	0.1	1.33(i)	1.23(i)	1.72(i)	1.84(i)	147

16.67	5.24	0.8	0.96(i)	1.00(i)	1.29(i)	0.67(i)	1
15.83	16.53(l)	0.5	0.98	1.55	1.32	1.21	29
13.93	7.96	0.2	1.03	1.20	1.44	0.79	38
13.16	9.69	0.1	1.03(i)	1.54(i)	1.42(i)	1.15(i)	147

See accompanying notes to financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.41%)

ADVERTISING (0.17%)
Interpublic Group of Companies Inc. (The) (a) (b)	92,872	$1,058,741
Omnicom Group Inc.	69,842	3,696,039

		4,754,780

AEROSPACE & DEFENSE (2.13%)
Boeing Co. (The)	162,180	15,595,229
General Dynamics Corp.	83,051	6,496,249
Goodrich Corp. (b)	25,555	1,522,056
L-3 Communications Holdings Inc. (b)	25,514	2,484,808
Lockheed Martin Corp.	72,809	6,853,511
Northrop Grumman Corp.	70,607	5,498,167
Raytheon Co.	90,883	4,897,685
Rockwell Collins Inc. (b)	34,478	2,435,526
United Technologies Corp.	205,299	14,561,858

		60,345,089

AGRICULTURE (1.64%)
Altria Group Inc.	433,790	30,426,031
Archer-Daniels-Midland Co.	134,340	4,445,311
Monsanto Co. (b)	111,532	7,532,871
Reynolds American Inc.	35,001	2,282,065
UST Inc. (b)	32,833	1,763,460

		46,449,738

AIRLINES (0.08%)
Southwest Airlines Co. (b)	161,682	2,410,679

		2,410,679

APPAREL (0.44%)
Coach Inc. (a)	75,727	3,588,703
Jones Apparel Group Inc.	22,672	640,484
Liz Claiborne Inc. (b)	20,949	781,398
Nike Inc. Class B	77,555	4,520,681
Polo Ralph Lauren Corp. (b)	12,453	1,221,764
VF Corp. (b)	18,226	1,669,137

		12,422,167

AUTO MANUFACTURERS (0.44%)
Ford Motor Co. (b)	385,873	3,634,924
General Motors Corp. (b)	115,579	4,368,886
PACCAR Inc.	50,734	4,415,887

		12,419,697

AUTO PARTS & EQUIPMENT (0.22%)
Goodyear Tire & Rubber Co. (The) (a)	41,316	1,436,144
Johnson Controls Inc.	40,343	4,670,509

		6,106,653

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (5.91%)
Bank of America Corp.	918,829	$44,921,550
Bank of New York Co. Inc. (The) (b)	156,244	6,474,751
BB&T Corp.	111,163	4,522,111
Comerica Inc.	32,626	1,940,268
Commerce Bancorp Inc.	38,344	1,418,345
Compass Bancshares Inc.	26,479	1,826,521
Fifth Third Bancorp (b)	114,063	4,536,285
First Horizon National Corp. (b)	25,534	995,826
Huntington Bancshares Inc.	75,447	1,715,665
KeyCorp	82,035	2,816,262
M&T Bank Corp.	15,826	1,691,799
Marshall & Ilsley Corp. (b)	52,668	2,508,577
Mellon Financial Corp. (b)	84,830	3,732,520
National City Corp.	121,089	4,034,685
Northern Trust Corp. (b)	38,275	2,458,786
PNC Financial Services Group Inc. (The)	70,844	5,071,014
Regions Financial Corp.	149,042	4,933,290
State Street Corp. (b)	82,001	5,608,868
SunTrust Banks Inc. (b)	73,126	6,269,823
Synovus Financial Corp.	66,690	2,047,383
U.S. Bancorp (b)	362,329	11,938,741
Wachovia Corp.	394,365	20,211,206
Wells Fargo & Co.	685,978	24,125,846
Zions Bancorporation	22,159	1,704,249

		167,504,371

BEVERAGES (2.02%)
Anheuser-Busch Companies Inc.	157,219	8,200,543
Brown-Forman Corp. Class B (b)	16,146	1,179,950
Coca-Cola Co. (The)	417,150	21,821,116
Coca-Cola Enterprises Inc.	56,780	1,362,720
Constellation Brands Inc. Class A (a) (b)	42,569	1,033,575
Molson Coors Brewing Co. Class B	9,317	861,450
Pepsi Bottling Group Inc.	27,577	928,793
PepsiCo Inc.	335,937	21,785,514

		57,173,661

BIOTECHNOLOGY (0.89%)
Amgen Inc. (a)	238,628	13,193,742
Biogen Idec Inc. (a)	59,034	3,158,319
Celgene Corp. (a) (b)	77,697	4,454,369
Genzyme Corp. (a)	53,706	3,458,666
Millipore Corp. (a)	11,260	845,513

		25,110,609

BUILDING MATERIALS (0.16%)
American Standard Companies Inc.	35,538	2,096,031
Masco Corp. (b)	80,794	2,300,205

		4,396,236

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

CHEMICALS (1.35%)
Air Products and Chemicals Inc.	45,016	$3,617,936
Ashland Inc.	12,844	821,374
Dow Chemical Co. (The) (b)	195,888	8,662,167
Du Pont (E.I.) de Nemours and Co. (b)	189,895	9,654,262
Eastman Chemical Co.	16,934	1,089,364
Ecolab Inc. (b)	36,468	1,557,184
Hercules Inc. (a)	22,474	441,614
International Flavors & Fragrances Inc. (b)	15,978	833,093
PPG Industries Inc.	33,738	2,567,799
Praxair Inc.	65,990	4,750,620
Rohm & Haas Co. (b)	28,866	1,578,393
Sherwin-Williams Co. (The) (b)	22,658	1,506,077
Sigma-Aldrich Corp.	26,829	1,144,793

		38,224,676

COAL (0.15%)
CONSOL Energy Inc. (b)	37,143	1,712,664
Peabody Energy Corp. (b)	53,854	2,605,457

		4,318,121

COMMERCIAL SERVICES (0.68%)
Apollo Group Inc. Class A (a)	28,383	1,658,419
Block (H & R) Inc.	65,736	1,536,250
Convergys Corp. (a)	28,199	683,544
Donnelley (R.R.) & Sons Co.	44,218	1,923,925
Equifax Inc.	29,014	1,288,802
McKesson Corp.	60,651	3,617,226
Monster Worldwide Inc. (a)	26,164	1,075,340
Moody’s Corp.	48,021	2,986,906
Robert Half International Inc.	34,709	1,266,878
Western Union Co.	157,703	3,284,953

		19,322,243

COMPUTERS (4.14%)
Affiliated Computer Services Inc. Class A (a)	22,827	1,294,747
Apple Inc. (a)	178,273	21,756,437
Cognizant Technology Solutions Corp. (a)	28,952	2,174,006
Computer Sciences Corp. (a)	35,038	2,072,498
Dell Inc. (a)	467,542	13,348,324
Electronic Data Systems Corp.	105,920	2,937,162
EMC Corp. (a)	441,829	7,997,105
Hewlett-Packard Co.	544,003	24,273,414
International Business Machines Corp.	281,719	29,650,925
Lexmark International Inc. Class A (a)	20,167	994,435
NCR Corp. (a)	36,237	1,903,892
Network Appliance Inc. (a) (b)	76,355	2,229,566
SanDisk Corp. (a) (b)	46,504	2,275,906

Security	Shares	Value

COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Sun Microsystems Inc. (a)	736,902	$3,876,105
Unisys Corp. (a) (b)	68,634	627,315

		117,411,837

COSMETICS & PERSONAL CARE (1.80%)
Avon Products Inc. (b)	90,814	3,337,414
Colgate-Palmolive Co.	105,166	6,820,015
Estee Lauder Companies Inc. (The) Class A	26,094	1,187,538
Procter & Gamble Co.	649,699	39,755,082

		51,100,049

DISTRIBUTION & WHOLESALE (0.11%)
Genuine Parts Co. (b)	34,947	1,733,371
Grainger (W.W.) Inc.	15,209	1,415,197

		3,148,568

DIVERSIFIED FINANCIAL SERVICES (8.11%)
American Express Co.	246,440	15,077,199
Ameriprise Financial Inc.	49,445	3,143,219
Bear Stearns Companies Inc. (The) (b)	24,223	3,391,220
Capital One Financial Corp.	84,790	6,650,928
Chicago Mercantile Exchange Holdings Inc.	7,252	3,875,179
CIT Group Inc.	40,489	2,220,012
Citigroup Inc.	1,020,869	52,360,371
Countrywide Financial Corp.	121,365	4,411,618
E*TRADE Financial Corp. (a) (b)	87,145	1,925,033
Federal Home Loan Mortgage Corp.	138,740	8,421,518
Federal National Mortgage Association	200,327	13,087,363
Federated Investors Inc. Class B	18,457	707,457
Franklin Resources Inc.	34,068	4,512,988
Goldman Sachs Group Inc. (The)	84,967	18,416,597
Janus Capital Group Inc.	42,026	1,170,004
JPMorgan Chase & Co.	708,384	34,321,205
Legg Mason Inc. (b)	26,859	2,642,388
Lehman Brothers Holdings Inc.	109,430	8,154,724
Merrill Lynch & Co. Inc.	180,831	15,113,855
Morgan Stanley	217,185	18,217,478
Rowe (T.) Price Group Inc. (b)	54,352	2,820,325
Schwab (Charles) Corp. (The) (b)	210,858	4,326,806
SLM Corp.	84,111	4,843,111

		229,810,598

ELECTRIC (3.11%)
AES Corp. (The) (a)	135,652	2,968,066
Allegheny Energy Inc. (a)	33,702	1,743,741
Ameren Corp. (b)	42,301	2,073,172
American Electric Power Co. Inc.	81,375	3,665,130

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
CenterPoint Energy Inc.	64,098	$1,115,305
CMS Energy Corp. (b)	44,548	766,226
Consolidated Edison Inc. (b)	54,907	2,477,404
Constellation Energy Group Inc.	37,104	3,234,356
Dominion Resources Inc.	72,318	6,241,767
DTE Energy Co.	36,302	1,750,482
Duke Energy Corp.	258,027	4,721,894
Dynegy Inc. Class A (a)	79,340	748,970
Edison International	66,605	3,737,873
Entergy Corp. (b)	42,013	4,510,096
Exelon Corp.	138,307	10,041,088
FirstEnergy Corp.	65,105	4,214,247
FPL Group Inc.	83,191	4,720,257
Integrys Energy Group Inc.	15,344	778,401
PG&E Corp.	71,785	3,251,860
Pinnacle West Capital Corp. (b)	20,488	816,447
PPL Corp.	78,608	3,678,068
Progress Energy Inc. (b)	52,436	2,390,557
Public Service Enterprise Group Inc.	51,839	4,550,427
Southern Co. (The) (b)	153,983	5,280,077
TECO Energy Inc. (b)	42,072	722,797
TXU Corp.	94,417	6,354,264
Xcel Energy Inc. (b)	83,030	1,699,624

		88,252,596

ELECTRICAL COMPONENTS & EQUIPMENT (0.30%)
Emerson Electric Co.	164,103	7,680,020
Molex Inc. (b)	28,459	854,055

		8,534,075

ELECTRONICS (0.45%)
Agilent Technologies Inc. (a) (b)	83,656	3,215,737
Applera Corp. – Applied Biosystems Group	37,353	1,140,761
Jabil Circuit Inc.	37,292	823,034
PerkinElmer Inc.	25,261	658,302
Solectron Corp. (a)	183,556	675,486
Tektronix Inc.	16,709	563,762
Thermo Fisher Scientific Inc. (a)	86,293	4,463,074
Waters Corp. (a)	20,728	1,230,414

		12,770,570

ENGINEERING & CONSTRUCTION (0.07%)
Fluor Corp. (b)	17,971	2,001,430

		2,001,430

ENTERTAINMENT (0.10%)
International Game Technology Inc. (b)	69,343	2,752,917

		2,752,917

Security	Shares	Value

COMMON STOCKS (Cont.)

ENVIRONMENTAL CONTROL (0.17%)
Allied Waste Industries Inc. (a)	50,926	$685,464
Waste Management Inc.	109,393	4,271,797

		4,957,261

FOOD (1.79%)
Campbell Soup Co.	46,437	1,802,220
ConAgra Foods Inc.	104,058	2,794,998
Dean Foods Co.	27,471	875,501
General Mills Inc.	70,993	4,147,411
Heinz (H.J.) Co.	67,308	3,195,111
Hershey Co. (The) (b)	35,322	1,788,000
Kellogg Co.	51,243	2,653,875
Kraft Foods Inc.	335,283	11,818,726
Kroger Co.	146,597	4,123,774
McCormick & Co. Inc. NVS	26,498	1,011,694
Safeway Inc. (b)	90,564	3,081,893
Sara Lee Corp.	152,918	2,660,773
SUPERVALU Inc.	42,632	1,974,714
Sysco Corp.	126,333	4,167,726
Tyson Foods Inc. Class A	50,984	1,174,671
Whole Foods Market Inc. (b)	28,912	1,107,330
Wrigley (William Jr.) Co. (b)	45,021	2,490,112

		50,868,529

FOREST PRODUCTS & PAPER (0.40%)
International Paper Co. (b)	92,943	3,629,424
MeadWestvaco Corp.	37,213	1,314,363
Plum Creek Timber Co. Inc. (b)	36,682	1,528,172
Temple-Inland Inc.	22,099	1,359,751
Weyerhaeuser Co.	42,903	3,386,334

		11,218,044

GAS (0.22%)
KeySpan Corp.	35,776	1,501,876
Nicor Inc.	8,873	380,829
NiSource Inc. (b)	55,293	1,145,118
Sempra Energy	53,555	3,172,063

		6,199,886

HAND & MACHINE TOOLS (0.10%)
Black and Decker Corp.	14,618	1,290,916
Snap-On Inc.	11,671	589,502
Stanley Works (The)	16,393	995,055

		2,875,473

HEALTH CARE-PRODUCTS (2.90%)
Bard (C.R.) Inc. (b)	21,110	1,744,319
Bausch & Lomb Inc.	10,948	760,229
Baxter International Inc.	133,815	7,539,137
Becton, Dickinson and Co.	50,400	3,754,800
Biomet Inc.	49,991	2,285,589

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Secuirty	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
Boston Scientific Corp. (a) (b)	242,549	$3,720,702
Johnson & Johnson	597,569	36,822,202
Medtronic Inc. (b)	236,984	12,289,990
Patterson Companies Inc. (a) (b)	28,028	1,044,604
St. Jude Medical Inc. (a) (b)	72,203	2,995,702
Stryker Corp. (b)	61,123	3,856,250
Varian Medical Systems Inc. (a)	26,441	1,124,007
Zimmer Holdings Inc. (a) (b)	48,843	4,146,282

		82,083,813

HEALTH CARE-SERVICES (1.37%)
Aetna Inc.	108,547	5,362,222
Coventry Health Care Inc. (a) (b)	32,504	1,873,856
Humana Inc. (a)	34,051	2,074,046
Laboratory Corp. of America Holdings (a) (b)	25,588	2,002,517
Manor Care Inc.	15,138	988,360
Quest Diagnostics Inc. (b)	32,510	1,679,141
Tenet Healthcare Corp. (a) (b)	95,718	623,124
UnitedHealth Group Inc.	276,005	14,114,896
WellPoint Inc. (a)	126,807	10,123,003

		38,841,165

HOME BUILDERS (0.17%)
Centex Corp. (b)	24,290	974,029
Horton (D.R.) Inc. (b)	56,495	1,125,945
KB Home	15,855	624,211
Lennar Corp. Class A (b)	28,266	1,033,405
Pulte Homes Inc. (b)	43,268	971,367

		4,728,957

HOME FURNISHINGS (0.12%)
Harman International Industries Inc.	13,353	1,559,630
Whirlpool Corp.	15,988	1,777,866

		3,337,496

HOUSEHOLD PRODUCTS & WARES (0.42%)
Avery Dennison Corp. (b)	19,357	1,286,853
Clorox Co. (The) (b)	31,134	1,933,421
Fortune Brands Inc. (b)	30,914	2,546,386
Kimberly-Clark Corp.	93,706	6,267,994

		12,034,654

HOUSEWARES (0.06%)
Newell Rubbermaid Inc. (b)	56,544	1,664,090

		1,664,090

INSURANCE (4.78%)
ACE Ltd.	66,526	4,159,206
AFLAC Inc. (b)	101,080	5,195,510

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Allstate Corp. (The)	123,203	$7,578,217
Ambac Financial Group Inc. (b)	21,649	1,887,576
American International Group Inc.	535,227	37,481,947
Aon Corp.	63,258	2,695,423
Assurant Inc.	20,609	1,214,282
Chubb Corp.	84,132	4,554,906
CIGNA Corp.	62,028	3,239,102
Cincinnati Financial Corp. (b)	35,503	1,540,830
Genworth Financial Inc. Class A (b)	90,296	3,106,182
Hartford Financial Services Group Inc. (The)	65,048	6,407,878
Lincoln National Corp.	57,856	4,104,883
Loews Corp.	93,383	4,760,665
Marsh & McLennan Companies Inc. (b)	113,405	3,501,946
MBIA Inc. (b)	27,513	1,711,859
MetLife Inc.	151,073	9,741,187
MGIC Investment Corp.	17,102	972,420
Principal Financial Group Inc.	55,116	3,212,712
Progressive Corp. (The)	155,380	3,718,243
Prudential Financial Inc.	97,612	9,490,815
SAFECO Corp.	22,968	1,429,988
Torchmark Corp. (b)	19,892	1,332,764
Travelers Companies Inc. (The)	139,701	7,474,003
Unum Group	69,954	1,826,499
XL Capital Ltd. Class A (b)	37,854	3,190,714

		135,529,757

INTERNET (1.74%)
Amazon.com Inc. (a)	63,598	4,350,739
eBay Inc. (a)	236,434	7,608,446
Google Inc. Class A (a)	44,957	23,529,595
IAC/InterActiveCorp (a) (b)	45,533	1,575,897
Symantec Corp. (a)	193,059	3,899,792
VeriSign Inc. (a)	50,202	1,592,909
Yahoo! Inc. (a)	250,169	6,787,085

		49,344,463

IRON & STEEL (0.30%)
Allegheny Technologies Inc. (b)	20,796	2,181,084
Nucor Corp.	62,038	3,638,529
United States Steel Corp.	24,753	2,691,889

		8,511,502

LEISURE TIME (0.29%)
Brunswick Corp. (b)	18,920	617,360
Carnival Corp. (b)	90,954	4,435,827
Harley-Davidson Inc.	53,112	3,166,006

		8,219,193

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

LODGING (0.47%)
Harrah’s Entertainment Inc.	38,002	$3,240,051
Hilton Hotels Corp.	78,966	2,642,992
Marriott International Inc. Class A	69,132	2,989,268
Starwood Hotels & Resorts Worldwide Inc.	43,821	2,939,074
Wyndham Worldwide Corp. (a)	40,648	1,473,896

		13,285,281

MACHINERY (0.79%)
Caterpillar Inc.	133,036	10,416,719
Cummins Inc.	21,392	2,165,084
Deere & Co.	47,258	5,705,931
Rockwell Automation Inc.	34,629	2,404,638
Terex Corp. (a)	20,858	1,695,755

		22,388,127

MANUFACTURING (5.20%)
Cooper Industries Ltd.	37,334	2,131,398
Danaher Corp.	48,426	3,656,163
Dover Corp.	41,899	2,143,134
Eastman Kodak Co. (b)	58,666	1,632,675
Eaton Corp.	30,481	2,834,733
General Electric Co.	2,123,872	81,301,820
Honeywell International Inc.	163,471	9,200,148
Illinois Tool Works Inc.	85,736	4,646,034
Ingersoll-Rand Co. Class A	64,725	3,548,224
ITT Industries Inc.	37,706	2,574,566
Leggett & Platt Inc.	36,156	797,240
Pall Corp.	25,222	1,159,960
Parker Hannifin Corp.	24,181	2,367,562
Textron Inc.	25,654	2,824,762
3M Co.	147,169	12,772,797
Tyco International Ltd.	408,157	13,791,625

		147,382,841

MEDIA (3.12%)
CBS Corp. Class B	155,508	5,181,527
Clear Channel Communications Inc.	101,547	3,840,508
Comcast Corp. Class A (a)	641,114	18,028,126
DIRECTV Group Inc. (The) (a)	157,516	3,640,195
Dow Jones & Co. Inc. (b)	13,256	761,557
Gannett Co. Inc.	47,969	2,635,897
McGraw-Hill Companies Inc. (The)	72,401	4,929,060
Meredith Corp.	7,699	474,258
New York Times Co. Class A (b)	29,444	747,878
News Corp. Class A	478,746	10,154,203
Scripps (E.W.) Co. Class A	16,842	769,511
Time Warner Inc.	788,645	16,593,091
Tribune Co.	17,371	510,707
Viacom Inc. Class B (a)	142,773	5,943,640
Walt Disney Co. (The) (b)	413,480	14,116,207

		88,326,365

Security	Shares	Value

COMMON STOCKS (Cont.)

METAL FABRICATE & HARDWARE (0.12%)
Precision Castparts Corp.	28,147	$3,415,920

		3,415,920

MINING (0.69%)
Alcoa Inc.	178,478	7,233,713
Freeport-McMoRan Copper & Gold Inc.	77,012	6,378,134
Newmont Mining Corp.	92,010	3,593,911
Vulcan Materials Co. (b)	19,406	2,222,763

		19,428,521

OFFICE & BUSINESS EQUIPMENT (0.20%)
Pitney Bowes Inc. (b)	45,076	2,110,458
Xerox Corp. (a)	196,818	3,637,197

		5,747,655

OIL & GAS (8.43%)
Anadarko Petroleum Corp.	94,940	4,935,931
Apache Corp.	67,859	5,536,616
Chesapeake Energy Corp. (b)	84,925	2,938,405
Chevron Corp.	445,651	37,541,640
ConocoPhillips	337,016	26,455,756
Devon Energy Corp. (b)	91,304	7,148,190
ENSCO International Inc.	31,162	1,901,194
EOG Resources Inc. (b)	50,067	3,657,895
Exxon Mobil Corp.	1,165,255	97,741,589
Hess Corp.	55,724	3,285,487
Marathon Oil Corp.	139,484	8,363,461
Murphy Oil Corp.	38,172	2,268,944
Nabors Industries Ltd. (a) (b)	62,218	2,076,837
Noble Corp.	27,589	2,690,479
Occidental Petroleum Corp.	174,639	10,108,105
Rowan Companies Inc. (b)	22,183	909,059
Sunoco Inc. (b)	25,748	2,051,601
Transocean Inc. (a) (b)	59,764	6,333,789
Valero Energy Corp. (b)	112,874	8,336,874
XTO Energy Inc.	78,442	4,714,364

		238,996,216

OIL & GAS SERVICES (1.57%)
Baker Hughes Inc.	66,198	5,569,238
BJ Services Co. (b)	60,173	1,711,320
Halliburton Co.	188,862	6,515,739
National Oilwell Varco Inc. (a) (b)	36,239	3,777,553
Schlumberger Ltd.	242,883	20,630,482
Smith International Inc. (b)	40,916	2,399,314
Weatherford International Ltd. (a) (b)	69,616	3,845,588

		44,449,234

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

PACKAGING & CONTAINERS (0.13%)
Ball Corp.	20,948	$1,113,805
Bemis Co. Inc.	21,485	712,872
Pactiv Corp. (a)	27,728	884,246
Sealed Air Corp. (b)	32,585	1,010,787

		3,721,710

PHARMACEUTICALS (5.65%)
Abbott Laboratories	317,329	16,992,968
Allergan Inc.	63,276	3,647,229
AmerisourceBergen Corp.	40,540	2,005,514
Barr Pharmaceuticals Inc. (a)	21,807	1,095,366
Bristol-Myers Squibb Co.	411,191	12,977,188
Cardinal Health Inc.	81,416	5,751,226
Express Scripts Inc. (a)	55,412	2,771,154
Forest Laboratories Inc. (a)	64,716	2,954,285
Gilead Sciences Inc. (a)	191,838	7,437,559
Hospira Inc. (a)	31,677	1,236,670
King Pharmaceuticals Inc. (a)	49,069	1,003,952
Lilly (Eli) & Co.	202,991	11,343,137
Medco Health Solutions Inc. (a)	59,639	4,651,246
Merck & Co. Inc.	446,764	22,248,847
Mylan Laboratories Inc. (b)	48,862	888,800
Pfizer Inc.	1,454,943	37,202,892
Schering-Plough Corp. (b)	306,169	9,319,784
Watson Pharmaceuticals Inc. (a)	20,369	662,604
Wyeth	277,054	15,886,276

		160,076,697

PIPELINES (0.41%)
El Paso Corp. (b)	144,037	2,481,758
Questar Corp.	35,056	1,852,710
Spectra Energy Corp. (b)	129,222	3,354,603
Williams Companies Inc. (The) (b)	121,831	3,852,296

		11,541,367

REAL ESTATE (0.05%)
CB Richard Ellis Group Inc. Class A (a)	37,669	1,374,918

		1,374,918

REAL ESTATE INVESTMENT TRUSTS (1.10%)
Apartment Investment & Management Co. Class A	19,785	997,560
Archstone-Smith Trust	45,468	2,687,613
AvalonBay Communities Inc. (b)	16,428	1,952,961
Boston Properties Inc.	24,445	2,496,568
Developers Diversified Realty Corp.	26,037	1,372,410
Equity Residential	59,683	2,723,335
General Growth Properties Inc.	50,596	2,679,058
Host Hotels & Resorts Inc. (b)	106,903	2,471,597
Kimco Realty Corp. (b)	46,754	1,779,925

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
ProLogis (b)	52,261	$2,973,651
Public Storage (b)	25,483	1,957,604
Simon Property Group Inc. (b)	45,932	4,273,513
Vornado Realty Trust (b)	26,599	2,921,634

		31,287,429

RETAIL (5.46%)
Abercrombie & Fitch Co. Class A (b)	18,126	1,322,835
AutoNation Inc. (a)	30,947	694,451
AutoZone Inc. (a)	10,604	1,448,718
Bed Bath & Beyond Inc. (a) (b)	57,966	2,086,196
Best Buy Co. Inc.	82,444	3,847,662
Big Lots Inc. (a) (b)	22,438	660,126
Circuit City Stores Inc. (b)	28,318	427,035
Costco Wholesale Corp.	94,173	5,511,004
CVS Caremark Corp. (b)	317,597	11,576,411
Darden Restaurants Inc. (b)	30,097	1,323,967
Dillard’s Inc. Class A (b)	12,144	436,334
Dollar General Corp.	63,536	1,392,709
Family Dollar Stores Inc.	30,816	1,057,605
Gap Inc. (The) (b)	108,320	2,068,912
Home Depot Inc.	411,456	16,190,794
Kohl’s Corp. (a) (b)	66,845	4,748,000
Limited Brands Inc. (b)	69,970	1,920,676
Lowe’s Companies Inc.	312,221	9,582,062
Macy’s Inc. (b)	94,483	3,758,534
McDonald’s Corp.	249,266	12,652,742
Nordstrom Inc. (b)	46,828	2,393,847
Office Depot Inc. (a)	56,980	1,726,494
OfficeMax Inc.	15,379	604,395
Penney (J.C.) Co. Inc. (b)	45,974	3,327,598
RadioShack Corp.	27,254	903,198
Sears Holdings Corp. (a) (b)	17,014	2,883,873
Staples Inc.	147,665	3,504,091
Starbucks Corp. (a)	154,558	4,055,602
Target Corp.	175,667	11,172,421
Tiffany & Co. (b)	27,920	1,481,435
TJX Companies Inc. (b)	92,938	2,555,795
Walgreen Co.	205,786	8,959,922
Wal-Mart Stores Inc.	503,538	24,225,213
Wendy’s International Inc.	21,496	789,978
Yum! Brands Inc.	108,944	3,564,648

		154,855,283

SAVINGS & LOANS (0.38%)
Hudson City Bancorp Inc. (b)	104,226	1,273,642
Sovereign Bancorp Inc. (b)	73,334	1,550,281
Washington Mutual Inc. (b)	186,914	7,970,013

		10,793,936

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SEMICONDUCTORS (2.64%)
Advanced Micro Devices Inc. (a)	112,353	$1,606,648
Altera Corp. (b)	73,462	1,625,714
Analog Devices Inc.	70,980	2,671,687
Applied Materials Inc.	283,914	5,641,371
Broadcom Corp. Class A (a) (b)	95,840	2,803,320
Intel Corp.	1,198,080	28,466,381
KLA-Tencor Corp. (b)	40,629	2,232,564
Linear Technology Corp.	52,188	1,888,162
LSI Corp. (a)	158,238	1,188,367
Maxim Integrated Products Inc. (b)	65,455	2,186,852
MEMC Electronic Materials Inc. (a)	46,070	2,815,798
Micron Technology Inc. (a) (b)	154,267	1,932,966
National Semiconductor Corp.	59,855	1,692,101
Novellus Systems Inc. (a) (b)	25,459	722,272
NVIDIA Corp. (a)	73,734	3,045,952
QLogic Corp. (a)	31,492	524,342
Teradyne Inc. (a)	39,725	698,365
Texas Instruments Inc. (b)	300,020	11,289,753
Xilinx Inc.	66,604	1,782,989

		74,815,604

SOFTWARE (3.67%)
Adobe Systems Inc. (a) (b)	120,413	4,834,582
Autodesk Inc. (a)	47,291	2,226,460
Automatic Data Processing Inc.	113,346	5,493,881
BMC Software Inc. (a) (b)	41,919	1,270,146
CA Inc.	83,826	2,165,226
Citrix Systems Inc. (a)	36,633	1,233,433
Compuware Corp. (a)	50,433	598,135
Electronic Arts Inc. (a) (b)	63,021	2,982,154
Fidelity National Information Services Inc. (b)	33,273	1,806,058
First Data Corp.	156,488	5,112,463
Fiserv Inc. (a)	35,501	2,016,457
IMS Health Inc. (b)	40,862	1,312,896
Intuit Inc. (a) (b)	71,188	2,141,335
Microsoft Corp.	1,743,529	51,381,800
Novell Inc. (a)	67,649	526,986
Oracle Corp. (a)	818,310	16,128,890
Paychex Inc. (b)	69,300	2,711,016

		103,941,918

TELECOMMUNICATIONS (6.24%)
Alltel Corp.	73,405	4,958,508
AT&T Inc.	1,277,012	52,995,998
Avaya Inc. (a)	92,122	1,551,334
CenturyTel Inc.	23,396	1,147,574
Ciena Corp. (a) (b)	17,352	626,928
Cisco Systems Inc. (a)	1,252,336	34,877,558
Citizens Communications Co. (b)	67,725	1,034,161

Security	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Corning Inc. (a) (b)	323,114	$8,255,563
Embarq Corp.	30,493	1,932,341
JDS Uniphase Corp. (a) (b)	43,199	580,163
Juniper Networks Inc. (a) (b)	116,791	2,939,629
Motorola Inc.	485,793	8,598,536
QUALCOMM Inc.	343,210	14,891,882
Qwest Communications International Inc. (a) (b)	328,410	3,185,577
Sprint Nextel Corp.	595,638	12,335,663
Tellabs Inc. (a)	89,351	961,417
Verizon Communications Inc.	598,645	24,646,215
Windstream Corp.	97,365	1,437,107

		176,956,154

TEXTILES (0.04%)
Cintas Corp.	27,820	1,096,943

		1,096,943

TOYS, GAMES & HOBBIES (0.11%)
Hasbro Inc.	33,232	1,043,817
Mattel Inc.	79,486	2,010,201

		3,054,018

TRANSPORTATION (1.64%)
Burlington Northern Santa Fe Corp.	73,439	6,252,596
C.H. Robinson Worldwide Inc.	34,894	1,832,633
CSX Corp.	89,239	4,022,894
FedEx Corp.	63,159	7,008,754
Norfolk Southern Corp.	81,109	4,263,900
Ryder System Inc.	12,552	675,298
Union Pacific Corp.	55,535	6,394,855
United Parcel Service Inc. Class B	219,606	16,031,238

		46,482,168

TOTAL COMMON STOCKS
(Cost: $2,232,475,624)		2,760,573,948

SHORT-TERM INVESTMENTS (11.44%)

MONEY MARKET FUNDS (11.33%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (c) (d)	69,565,294	69,565,294
BGI Cash Premier Fund LLC
5.33% (c) (d) (e)	251,446,245	251,446,245

		321,011,539

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

SHORT-TERM INVESTMENTS (Cont.)

U.S. TREASURY OBLIGATIONS (0.11%)
U.S. Treasury Bill
4.70%, 09/27/07 (f) (g)	$3,150,000	$3,114,374

		3,114,374

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,126,366)		324,125,913

TOTAL INVESTMENTS IN SECURITIES ( 108.85%)
(Cost: $2,556,601,990)		3,084,699,861

OTHER ASSETS, LESS LIABILITIES (-8.85%)		(250,885,230)

NET ASSETS (100.00%)		$2,833,814,631

NVS-Non-Voting	Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (09/21/07)	959	$72,663,430	$(1,598,473)

			$(1,598,473)

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (71.18%)
Active Stock Master Portfolio (a)		$ 55,723,922
CoreAlpha Bond Master Portfolio (a)		153,144,226

TOTAL MASTER PORTFOLIOS		208,868,148

EXCHANGE-TRADED FUNDS (28.29%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	89,094	8,058,552
iShares Lehman TIPS Bond Fund (a) (b)	280,749	27,788,536
iShares MSCI EAFE Index Fund (a)	387,517	31,299,748
iShares S&P MidCap 400 Index Fund (a)	117,527	10,492,811
iShares S&P SmallCap 600 Index Fund (a) (b)	75,369	5,358,736

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $70,538,630)		82,998,383

SHORT-TERM INVESTMENTS (5.18%)

MONEY MARKET FUNDS (5.18%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a) (c)	842,112	842,112
BGI Cash Premier Fund LLC
5.33% (a) (c) (d)	14,362,858	14,362,858

		15,204,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,204,970)		15,204,970

TOTAL INVESTMENTS (104.65%)		307,071,501

OTHER ASSETS, LESS LIABILITIES (-4.65%)		(13,646,892)

NET ASSETS (100.00%)		$293,424,609

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (69.46%)
Active Stock Master Portfolio (a)		$214,809,838
CoreAlpha Bond Master Portfolio (a)		421,117,124

TOTAL MASTER PORTFOLIOS		635,926,962

EXCHANGE-TRADED FUNDS (30.30%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	324,573	29,357,628
iShares Lehman TIPS Bond Fund (a) (b)	775,266	76,735,829
iShares MSCI EAFE Index Fund (a) (b)	1,426,925	115,252,732
iShares S&P MidCap 400 Index Fund (a) (b)	418,921	37,401,267
iShares S&P SmallCap 600 Index Fund (a) (b)	262,991	18,698,660

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $228,416,145)		277,446,116

SHORT-TERM INVESTMENTS (10.29%)

MONEY MARKET FUNDS (10.29%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a) (c)	2,255,146	2,255,146
BGI Cash Premier Fund LLC
5.33% (a) (c) (d)	91,964,855	91,964,855

		94,220,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,220,001)		94,220,001

TOTAL INVESTMENTS (110.05%)		1,007,593,079

OTHER ASSETS, LESS LIABILITIES (-10.05%)		(91,990,072)

NET ASSETS (100.00%)		$915,603,007

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (64.69%)
Active Stock Master Portfolio (a)		$583,013,953
CoreAlpha Bond Master Portfolio (a)		495,610,062

TOTAL MASTER PORTFOLIOS		1,078,624,015

EXCHANGE-TRADED FUNDS (35.05%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	817,823	73,972,090
iShares Lehman TIPS Bond Fund (a) (b)	838,718	83,016,308
iShares MSCI EAFE Index Fund (a) (b)	3,642,084	294,171,125
iShares S&P MidCap 400 Index Fund (a) (b)	996,743	88,989,215
iShares S&P SmallCap 600 Index Fund (a) (b)	622,558	44,263,874

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $465,667,407)		584,412,612

SHORT-TERM INVESTMENTS (12.02%)

MONEY MARKET FUNDS (12.02%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a) (c)	4,652,684	4,652,684
BGI Cash Premier Fund LLC
5.33% (a) (c) (d)	195,848,380	195,848,380

		200,501,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,501,064)		200,501,064

TOTAL INVESTMENTS (111.76%)		1,863,537,691

OTHER ASSETS, LESS LIABILITIES (-11.76%)		(196,158,926)

NET ASSETS (100.00%)		$1,667,378,765

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (60.98%)
Active Stock Master Portfolio (a)		$540,196,621
CoreAlpha Bond Master Portfolio (a)		216,231,761

TOTAL MASTER PORTFOLIOS		756,428,382

EXCHANGE-TRADED FUNDS (38.75%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	736,678	66,632,525
iShares Lehman TIPS Bond Fund (a) (b)	318,826	31,557,397
iShares MSCI EAFE Index Fund (a) (b)	3,302,972	266,781,048
iShares S&P MidCap 400 Index Fund (a)	864,671	77,197,827
iShares S&P SmallCap 600 Index Fund (a) (b)	542,248	38,553,833

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $384,144,984)		480,722,630

SHORT-TERM INVESTMENTS (20.09%)

MONEY MARKET FUNDS (20.09%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a) (c)	3,450,181	3,450,181
BGI Cash Premier Fund LLC
5.33% (a) (c) (d)	245,724,375	245,724,375

		249,174,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,174,556)		249,174,556

TOTAL INVESTMENTS (119.82%)		1,486,325,568

OTHER ASSETS, LESS LIABILITIES (-19.82%)		(245,819,875)

NET ASSETS (100.00%)		$1,240,505,693

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (58.37%)
Active Stock Master Portfolio (a)		$463,099,320
CoreAlpha Bond Master Portfolio (a)		69,828,681

TOTAL MASTER PORTFOLIOS		532,928,001

EXCHANGE-TRADED FUNDS (41.43%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	616,181	55,733,571
iShares MSCI EAFE Index Fund (a) (b)	2,792,869	225,580,029
iShares S&P MidCap 400 Index Fund (a) (b)	725,471	64,770,051
iShares S&P SmallCap 600 Index Fund (a) (b)	452,016	32,138,338

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $305,937,387)		378,221,989

SHORT-TERM INVESTMENTS (14.45%)

MONEY MARKET FUNDS (14.45%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (a) (c)	2,900,267	2,900,267
BGI Cash Premier Fund LLC
5.33% (a) (c) (d)	129,009,756	129,009,756

		131,910,023

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,910,023)		131,910,023

TOTAL INVESTMENTS (114.25%)		1,043,060,013

OTHER ASSETS, LESS LIABILITIES (-14.25)%		(130,115,181)

NET ASSETS (100.00%)		$912,944,832

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.62%)

AEROSPACE & DEFENSE (2.43%)
Lockheed Martin Corp.	239,109	$22,507,330
Northrop Grumman Corp.	289,215	22,521,172

		45,028,502

AGRICULTURE (2.41%)
Altria Group Inc.	467,033	32,757,695
Archer-Daniels-Midland Co. (a)	363,638	12,032,781

		44,790,476

AIRLINES (0.31%)
AMR Corp. (a) (b)	57,130	1,505,375
Continental Airlines Inc. Class B (a) (b)	104,319	3,533,285
US Airways Group Inc. (b)	21,618	654,377

		5,693,037

APPAREL (0.10%)
Jones Apparel Group Inc.	68,277	1,928,825

		1,928,825

AUTO MANUFACTURERS (0.02%)
General Motors Corp.	10,160	384,048

		384,048

AUTO PARTS & EQUIPMENT (0.07%)
Johnson Controls Inc.	11,902	1,377,895

		1,377,895

BANKS (5.75%)
Bank of America Corp.	974,984	47,666,968
KeyCorp (a)	341,305	11,717,001
PNC Financial Services Group	2,539	181,742
Regions Financial Corp.	97,007	3,210,932
U.S. Bancorp (a)	495,442	16,324,814
UnionBanCal Corp.	13,417	800,995
Wachovia Corp. (a)	523,708	26,840,035
Zions Bancorporation	884	67,988

		106,810,475

BEVERAGES (2.38%)
Anheuser-Busch Companies Inc.	261,705	13,650,533
Coca-Cola Enterprises Inc. (a)	60,061	1,441,464
Molson Coors Brewing Co. Class B	51,572	4,768,347
Pepsi Bottling Group Inc. (a)	369,560	12,446,781
PepsiAmericas Inc.	27,228	668,720
PepsiCo Inc.	172,265	11,171,385

		44,147,230

Security	Shares	Value

COMMON STOCKS (Cont.)

BIOTECHNOLOGY (1.29%)
Amgen Inc. (b)	429,482	$23,746,060
Biogen Idec Inc. (b)	5,433	290,665

		24,036,725

BUILDING MATERIALS (0.01%)
Lennox International Inc.	2,723	93,208

		93,208

CHEMICALS (1.57%)
Ashland Inc.	10,549	674,609
Celanese Corp. Class A	8,807	341,535
Dow Chemical Co. (The)	539,841	23,871,769
Lyondell Chemical Co.	75,304	2,795,284
Westlake Chemical Corp. (a)	55,301	1,555,064

		29,238,261

COMMERCIAL SERVICES (2.34%)
Accenture Ltd.	463,560	19,882,088
Block (H & R) Inc.	43,643	1,019,937
Deluxe Corp. (a)	23,951	972,650
ITT Educational Services Inc. (b)	732	85,922
Manpower Inc. (a)	24,109	2,223,814
Moody’s Corp. (a)	100,172	6,230,698
Robert Half International Inc. (a)	296,062	10,806,263
Western Union Co.	106,371	2,215,708

		43,437,080

COMPUTERS (3.38%)
Apple Inc. (b)	119,255	14,553,880
Cadence Design Systems Inc. (b)	27,363	600,891
Computer Sciences Corp. (b)	63,645	3,764,602
Electronic Data Systems Corp. (a)	340,812	9,450,717
Hewlett-Packard Co.	668,846	29,843,909
International Business Machines Corp.	17,648	1,857,452
Western Digital Corp. (b)	139,658	2,702,382

		62,773,833

COSMETICS & PERSONAL CARE (0.65%)
Colgate-Palmolive Co.	25,843	1,675,919
Procter & Gamble Co.	169,042	10,343,680

		12,019,599

DISTRIBUTION & WHOLESALE (0.22%)
Grainger (W.W.) Inc. (a)	9,770	909,098
Ingram Micro Inc. Class A (a) (b)	145,536	3,159,587

		4,068,685

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (10.42%)
AmeriCredit Corp. (a) (b)	67,223	$1,784,771
Capital One Financial Corp.	125,955	9,879,910
CIT Group Inc. (a)	332,291	18,219,516
Citigroup Inc.	325,267	16,682,944
Countrywide Financial Corp.	407,316	14,805,937
Federal Home Loan Mortgage Corp.	115,775	7,027,542
Federal National Mortgage Association	106,315	6,945,559
Goldman Sachs Group Inc. (The) (a)	133,755	28,991,396
IndyMac Bancorp Inc. (a)	5,276	153,901
JPMorgan Chase & Co.	839,640	40,680,558
Lehman Brothers Holdings Inc. (a)	96,028	7,156,007
Merrill Lynch & Co. Inc.	130,485	10,905,936
Morgan Stanley	360,676	30,253,503

		193,487,480

ELECTRIC (2.13%)
Alliant Energy Corp.	66,532	2,584,768
American Electric Power Co. Inc.	69,359	3,123,929
Constellation Energy Group Inc.	58,502	5,099,619
Duke Energy Corp.	13,385	244,945
Edison International (a)	339,738	19,066,097
FirstEnergy Corp.	80,225	5,192,964
TXU Corp. (a)	62,428	4,201,404

		39,513,726

ELECTRONICS (0.88%)
Arrow Electronics Inc. (b)	19,283	741,046
Avnet Inc. (a) (b)	182,788	7,245,716
Flextronics International Ltd. (a) (b)	606,272	6,547,738
Mettler-Toledo International Inc. (b)	4,119	393,406
Sanmina-SCI Corp. (b)	106,891	334,569
Solectron Corp. (b)	151,959	559,209
Thomas & Betts Corp. (b)	5,609	325,322
Vishay Intertechnology Inc. (b)	10,499	166,094

		16,313,100

ENGINEERING & CONSTRUCTION (0.05%)
Foster Wheeler Ltd. (b)	1,755	187,767
Jacobs Engineering Group Inc. (a) (b)	11,250	646,988

		834,755

ENVIRONMENTAL CONTROL (0.66%)
Waste Management Inc.	313,279	12,233,545

		12,233,545

FOOD (1.18%)
Campbell Soup Co.	74,546	2,893,130
Corn Products International Inc.	23,794	1,081,437
Dean Foods Co. (a)	111,338	3,548,342
General Mills Inc.	14,554	850,245

Security	Shares	Value

COMMON STOCKS (Cont.)

FOOD (Cont.)
Hormel Foods Corp.	9,133	$341,118
Kellogg Co.	11,997	621,325
Kroger Co.	277,120	7,795,386
Smucker (J.M.) Co. (The)	4,035	256,868
SUPERVALU Inc.	28,139	1,303,398
Sysco Corp.	97,991	3,232,723

		21,923,972

GAS (0.91%)
Sempra Energy	262,019	15,519,385
UGI Corp.	51,362	1,401,155

		16,920,540

HEALTH CARE-PRODUCTS (4.53%)
Alcon Inc. (a)	120,364	16,238,307
Baxter International Inc. (a)	372,945	21,011,721
Becton, Dickinson & Co.	259,915	19,363,668
DENTSPLY International Inc.	2,626	100,471
Johnson & Johnson	401,472	24,738,705
Kinetic Concepts Inc. (b)	1,658	86,166
Zimmer Holdings Inc. (b)	29,837	2,532,863

		84,071,901

HEALTH CARE-SERVICES (2.18%)
Apria Healthcare Group Inc. (b)	15,512	446,280
Health Net Inc. (b)	25,327	1,337,266
Humana Inc. (a) (b)	143,704	8,753,011
UnitedHealth Group Inc.	534,144	27,316,124
Wellcare Health Plans Inc. (a) (b)	28,314	2,562,700

		40,415,381

HOME BUILDERS (0.29%)
Horton (D.R.) Inc. (a)	20,861	415,760
NVR Inc. (a) (b)	7,219	4,907,115

		5,322,875

HOUSEHOLD PRODUCTS & WARES (0.87%)
Blyth Inc. (a)	7,230	192,173
Kimberly-Clark Corp.	237,835	15,908,783

		16,100,956

INSURANCE (3.96%)
ACE Ltd. (a)	265,801	16,617,879
American International Group Inc.	99,750	6,985,493
Axis Capital Holdings Ltd.	127,636	5,188,403
Hartford Financial Services Group Inc. (The)	42,926	4,228,640
MetLife Inc. (a)	318,367	20,528,304
Reinsurance Group of America Inc.	5,466	329,272
Travelers Companies Inc. (The)	368,783	19,729,891

		73,607,882

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

INTERNET (1.20%)
Check Point Software Technologies Ltd. (a) (b)	263,832	$6,018,008
eBay Inc. (b)	218,264	7,023,736
Google Inc. Class A (b)	16,996	8,895,366
ValueClick Inc. (a) (b)	10,486	308,918

		22,246,028

IRON & STEEL (1.13%)
Nucor Corp. (a)	277,334	16,265,639
United States Steel Corp.	43,775	4,760,531

		21,026,170

LEISURE TIME (1.11%)
Carnival Corp. (a)	221,332	10,794,362
Royal Caribbean Cruises Ltd. (a)	227,739	9,788,222

		20,582,584

LODGING (0.41%)
Choice Hotels International Inc. (a)	54,855	2,167,870
Marriott International Inc. Class A	4,414	190,861
Starwood Hotels & Resorts Worldwide Inc.	40,652	2,726,530
Wyndham Worldwide Corp. (b)	68,283	2,475,942

		7,561,203

MACHINERY (0.42%)
Caterpillar Inc.	31,217	2,444,291
Cummins Inc.	37,625	3,808,026
Terex Corp. (b)	19,553	1,589,659

		7,841,976

MANUFACTURING (4.92%)
Eaton Corp. (a)	157,615	14,658,195
General Electric Co.	940,472	36,001,268
Honeywell International Inc. (a)	431,557	24,288,028
Ingersoll-Rand Co. Class A (a)	292,252	16,021,255
Parker Hannifin Corp.	739	72,355
Teleflex Inc.	4,122	337,097

		91,378,198

MEDIA (1.89%)
Comcast Corp. Class A (a) (b)	207,689	5,840,215
Comcast Corp. Class A Special (a) (b)	31,228	873,135
DIRECTV Group Inc. (The) (b)	907,393	20,969,852
EchoStar Communications Corp. (a) (b)	128,701	5,581,762
Gannett Co. Inc. (a)	33,228	1,825,879

		35,090,843

Security	Shares	Value

COMMON STOCKS (Cont.)

METAL FABRICATE & HARDWARE (0.03%)
Commercial Metals Co.	10,517	$355,159
Precision Castparts Corp.	829	100,607
Timken Co. (The)	1,491	53,840

		509,606

MINING (0.06%)
Freeport-McMoRan Copper & Gold Inc.	12,754	1,056,286

		1,056,286

OFFICE & BUSINESS EQUIPMENT (0.10%)
Xerox Corp. (b)	104,387	1,929,072

		1,929,072

OIL & GAS (11.09%)
Chevron Corp.	73,642	6,203,602
ConocoPhillips	474,512	37,249,192
ENSCO International Inc. (a)	256,485	15,648,150
Exxon Mobil Corp.	989,843	83,028,031
GlobalSantaFe Corp. (a)	75,392	5,447,072
Marathon Oil Corp.	369,199	22,137,172
Noble Corp.	5,341	520,854
Occidental Petroleum Corp.	401,333	23,229,154
Patterson-UTI Energy Inc. (a)	174,964	4,585,806
Tesoro Corp. (a)	105,075	6,005,036
Unit Corp. (a) (b)	20,039	1,260,653
Valero Energy Corp.	9,056	668,876

		205,983,598

OIL & GAS SERVICES (0.06%)
Global Industries Ltd. (b)	21,183	568,128
Tidewater Inc. (a)	8,393	594,896

		1,163,024

PACKAGING & CONTAINERS (0.40%)
Pactiv Corp. (b)	185,246	5,907,495
Sonoco Products Co.	36,426	1,559,397

		7,466,892

PHARMACEUTICALS (5.19%)
Barr Pharmaceuticals Inc. (b)	15,055	756,213
Endo Pharmaceuticals Holdings Inc. (a) (b)	42,545	1,456,315
Forest Laboratories Inc. (a) (b)	427,106	19,497,389
Gilead Sciences Inc. (b)	113,460	4,398,844
King Pharmaceuticals Inc. (a) (b)	214,628	4,391,289
Lilly (Eli) & Co.	128,773	7,195,835
Medco Health Solutions Inc. (b)	16,600	1,294,634
Pfizer Inc.	1,668,631	42,666,895
Wyeth	258,126	14,800,945

		96,458,359

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE (0.00%)
CB Richard Ellis Group Inc. Class A (b)	2,459	$89,754

		89,754

REAL ESTATE INVESTMENT TRUSTS (0.70%)
Hospitality Properties Trust (a)	8,277	343,413
Host Hotels & Resorts Inc. (a)	508,696	11,761,052
HRPT Properties Trust (a)	10,622	110,469
iStar Financial Inc.	2,583	114,504
ProLogis	12,446	708,177

		13,037,615

RETAIL (3.89%)
AutoNation Inc. (a) (b)	375,671	8,430,057
Brinker International Inc.	6,556	191,894
CBRL Group Inc. (a)	4,625	196,470
Costco Wholesale Corp. (a)	87,259	5,106,397
Darden Restaurants Inc. (a)	135,698	5,969,355
Family Dollar Stores Inc.	7,678	263,509
Office Depot Inc. (a) (b)	543,792	16,476,898
Penney (J.C.) Co. Inc.	9,309	673,785
RadioShack Corp.	15,783	523,049
Staples Inc.	123,199	2,923,512
TJX Companies Inc.	24,392	670,780
United Auto Group Inc. (a)	40,916	871,102
Wal-Mart Stores Inc. (a)	623,242	29,984,173

		72,280,981

SAVINGS & LOANS (0.49%)
Washington Mutual Inc.	211,499	9,018,317

		9,018,317

SEMICONDUCTORS (2.76%)
Applied Materials Inc. (a)	1,164,643	23,141,456
Lam Research Corp. (a) (b)	96,715	4,971,151
MEMC Electronic Materials Inc. (b)	48,047	2,936,633
Novellus Systems Inc. (a) (b)	28,969	821,851
NVIDIA Corp. (a) (b)	467,052	19,293,918

		51,165,009

SOFTWARE (3.17%)
Autodesk Inc. (a) (b)	31,829	1,498,509
Dun & Bradstreet Corp.	419	43,149
Microsoft Corp.	1,769,775	52,155,269
Oracle Corp. (b)	260,107	5,126,709

		58,823,636

TELECOMMUNICATIONS (5.90%)
Alltel Corp.	4,229	285,669
AT&T Inc.	383,132	15,899,978
Avaya Inc. (b)	187,599	3,159,167

Security	Shares or principal	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Cisco Systems Inc. (b)	1,524,829	$42,466,488
Embarq Corp.	36,284	2,299,317
Harris Corp.	7,894	430,618
Polycom Inc. (b)	5,050	169,680
RF Micro Devices Inc. (b)	73,573	459,096
Sprint Nextel Corp.	447,530	9,268,346
Tellabs Inc. (b)	5,659	60,891
Verizon Communications Inc. (a)	850,573	35,018,090

		109,517,340

TOYS, GAMES & HOBBIES (0.89%)
Hasbro Inc. (a)	114,932	3,610,014
Mattel Inc. (a)	514,255	13,005,509

		16,615,523

TRANSPORTATION (0.82%)
C.H. Robinson Worldwide Inc.	9,494	498,625
FedEx Corp.	866	96,100
Landstar System Inc.	14,194	684,861
Norfolk Southern Corp.	48,859	2,568,518
Ryder System Inc. (a)	102,578	5,518,696
Union Pacific Corp.	23,393	2,693,704
YRC Worldwide Inc. (a) (b)	87,888	3,234,278

		15,294,782

TOTAL COMMON STOCKS
(Cost: $1,609,305,377)		1,812,710,788

SHORT-TERM INVESTMENTS (10.86%)

MONEY MARKET FUNDS (10.77%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (c) (d)	39,748,782	39,748,782
BGI Cash Premier Fund LLC
5.33% (c) (d) (e)	160,205,728	160,205,728

		199,954,510

U.S. TREASURY OBLIGATIONS (0.09%)
U.S. Treasury Bill
4.70%, 09/27/07 (f) (g)	$1,750,000	1,730,207

		1,730,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,684,722)		201,684,717

TOTAL INVESTMENTS IN SECURITIES (108.48%)
(Cost: $1,810,990,099)		2,014,395,505

OTHER ASSETS, LESS LIABILITIES (-8.48%)		(157,551,849)

NET ASSETS (100.00%)		$1,856,843,656

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (09/21/07)	543	$41,143,110	$(441,059)

			$(441,059)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2007

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (30.49%)

AEROSPACE & DEFENSE (0.05%)
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$486,250
TransDigm Inc.
7.75%, 07/15/14 (a)	250,000	252,500

		738,750

AGRICULTURE (0.45%)
Alliance One International Inc.
8.50%, 05/15/12 (a)	250,000	255,625
Reynolds American Inc.
6.06%, 06/15/11 (b)	5,060,000	5,072,650
7.25%, 06/15/37	750,000	772,082

		6,100,357

APPAREL (0.04%)
Levi Strauss & Co.
9.75%, 01/15/15	500,000	535,000

		535,000

AUTO MANUFACTURERS (0.84%)
DaimlerChrysler N.A. Holding Corp.
4.75%, 01/15/08	4,000,000	3,986,172
5.71%, 03/13/09	5,000,000	5,009,300
8.50%, 01/18/31	1,950,000	2,464,194

		11,459,666

AUTO PARTS & EQUIPMENT (0.11%)
ArvinMeritor Inc.
8.75%, 03/01/12 (c)	250,000	252,500
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,275,000

		1,527,500

BANKS (1.34%)
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,312,788
Bank of America N.A.
6.00%, 10/15/36	2,150,000	2,075,150
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,856,951
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,952,954
SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,831,512
Wachovia Bank N.A.
5.85%, 02/01/37	2,550,000	2,413,098
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,721,529

		18,163,982

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

BIOTECHNOLOGY (0.10%)
Genentech Inc.
4.75%, 07/15/15	$1,500,000	$1,401,849

		1,401,849

BUILDING MATERIALS (0.19%)
CRH America Inc.
6.00%, 09/30/16	800,000	790,995
Masco Corp.
6.13%, 10/03/16	1,600,000	1,573,830
Nortek Inc.
8.50%, 09/01/14	250,000	238,125

		2,602,950

CHEMICALS (0.30%)
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,541,155
Lyondell Chemical Co.
6.88%, 06/15/17	750,000	723,750
8.25%, 09/15/16	250,000	261,250
Mosaic Co. (The)
7.63%, 12/01/16 (a)	250,000	255,625
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	233,750

		4,015,530

COMMERCIAL SERVICES (0.14%)
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	252,500
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,172,356
Service Corp International
6.75%, 04/01/15 (a)	250,000	240,937
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	258,125

		1,923,918

COMPUTERS (0.07%)
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	255,937
10.25%, 08/15/15	250,000	264,375
Unisys Corp.
8.00%, 10/15/12	500,000	486,250

		1,006,562

DIVERSIFIED FINANCIAL SERVICES (5.58%)
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	520,763
Capital One Financial Corp.
5.64%, 09/10/09	2,940,000	2,948,229
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,397,794

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
CIT Group Funding Company of Canada
4.65%, 07/01/10	$2,150,000	$2,087,059
CIT Group Inc.
5.40%, 02/13/12	1,750,000	1,716,143
6.10%, 03/15/67	1,250,000	1,138,402
Citigroup Inc.
5.50%, 02/15/17	6,250,000	6,053,256
5.88%, 05/29/37	6,500,000	6,196,755
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	256,250
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,977,968
General Electric Capital Corp.
6.75%, 03/15/32 (c)	3,000,000	3,254,904
General Motors Acceptance Corp.
6.13%, 01/22/08	250,000	249,965
6.88%, 09/15/11	1,250,000	1,229,567
7.25%, 03/02/11	500,000	498,360
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,005,912
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,964,020
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,319,447
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	943,762
5.00%, 01/14/11	3,000,000	2,934,333
5.25%, 02/06/12	2,750,000	2,703,055
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	750,000	703,742
Petroplus Finance Ltd.
6.75%, 05/01/14 (a)	250,000	240,625
Residential Capital Corp.
6.00%, 02/22/11	1,500,000	1,451,454
6.38%, 06/30/10	6,000,000	5,922,552
SLM Corp.
4.00%, 01/15/09	3,350,000	3,218,770
5.56%, 01/26/09	4,450,000	4,381,425
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	250,000	247,500
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09 (a)	5,000,000	5,050,000

		75,612,012

ELECTRIC (2.09%)
CMS Energy Corp.
7.75%, 08/01/10	500,000	519,944
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	913,358
5.88%, 02/01/33	3,500,000	3,235,767

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

ELECTRIC (Cont.)
DPL Inc.
8.00%, 03/31/09	$3,750,000	$3,898,515
Edison Mission Energy
7.63%, 05/15/27 (a)	750,000	708,750
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	516,250
9.13%, 05/01/31	250,000	273,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,212,287
NRG Energy Inc.
7.25%, 02/01/14	250,000	250,625
7.38%, 02/01/16	500,000	501,250
PSEG Energy Holdings LLC
10.00%, 10/01/09	4,000,000	4,300,548
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,407,371
Reliant Energy Inc.
6.75%, 12/15/14	250,000	255,000
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,227,856
TXU Electric Delivery Co.
5.74%, 09/16/08 (a)	1,325,000	1,325,437
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,762,334

		28,309,042

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Belden CDT Inc.
7.00%, 03/15/17 (a)	250,000	246,250

		246,250

ELECTRONICS (0.02%)
NXP BV / NXP Funding LLC
9.50%, 10/15/15	250,000	246,250

		246,250

ENTERTAINMENT (0.13%)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.25%, 06/15/15 (a)	250,000	246,250
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	253,437
Pinnacle Entertainment Inc.
7.50%, 06/15/15 (a)	250,000	241,250
Six Flags Inc.
9.75%, 04/15/13 (c)	250,000	235,312
Tropicana Entertainment
9.63%, 12/15/14 (a)	750,000	721,875

		1,698,124

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

ENVIRONMENTAL CONTROL (0.41%)
Aleris International Inc.
9.00%, 12/15/14 (a)	$500,000	$504,375
10.00%, 12/15/16 (a)	500,000	496,250
Allied Waste North America
7.25%, 03/15/15	250,000	247,500
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,752,734
7.13%, 10/01/07	1,543,000	1,547,348

		5,548,207

FOOD (0.72%)
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	533,929
Dean Foods Co.
7.00%, 06/01/16	500,000	477,500
8.15%, 08/01/07	4,500,000	4,500,000
Kroger Co. (The)
8.05%, 02/01/10	930,000	980,668
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,998,368
SUPERVALU Inc.
7.88%, 08/01/09	250,000	258,302

		9,748,767

FOREST PRODUCTS & PAPER (0.18%)
Bowater Canada Finance
7.95%, 11/15/11	250,000	235,313
Domtar Inc.
7.88%, 10/15/11	250,000	255,938
Georgia-Pacific Corp.
7.13%, 01/15/17 (a)	500,000	480,000
7.70%, 06/15/15	250,000	247,500
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,268,060

		2,486,811

HEALTH CARE-SERVICES (0.75%)
Community Health Systems Inc.
8.88%, 07/15/15 (a)	500,000	506,875
HCA Inc.
6.50%, 02/15/16	1,250,000	1,057,813
9.25%, 11/15/16 (a)	750,000	798,750
Res-Care Inc.
7.75%, 10/15/13	250,000	256,250
UnitedHealth Group Inc.
5.54%, 06/21/10 (a)	5,320,000	5,318,830
5.80%, 03/15/36	2,400,000	2,208,706

		10,147,224

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

HOLDING COMPANIES-DIVERSIFIED (0.18%)
Capmark Financial Group Inc.
5.88%, 05/10/12 (a)	$2,500,000	$2,467,238

		2,467,238

HOUSEHOLD PRODUCTS & WARES (0.02%)
Jarden Corp.
7.50%, 05/01/17	250,000	246,875

		246,875

INSURANCE (1.48%)
Allstate Financial Global Funding
2.50%, 06/20/08 (a)	4,970,000	4,830,254
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,369,530
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,012,680
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	1,050,262
Markel Corp.
7.35%, 08/15/34	1,000,000	1,033,103
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,445,384
6.40%, 12/15/36	1,000,000	926,352
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	480,475
6.25%, 06/15/37	1,000,000	968,355

		20,116,395

IRON & STEEL (0.57%)
Ispat Inland ULC
9.75%, 04/01/14	6,150,000	6,816,205
Steel Dynamics Inc.
6.75%, 04/01/15 (a)	1,000,000	980,000

		7,796,205

LODGING (0.54%)
Caesars Entertainment Inc.
8.88%, 09/15/08	3,775,000	3,878,813
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,010,287
MGM Mirage
8.50%, 09/15/10	750,000	784,688
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	1,600,000	1,666,152

		7,339,940

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

MACHINERY (0.62%)
Case New Holland Inc.
6.00%, 06/01/09	$2,000,000	$1,990,000
9.25%, 08/01/11	5,750,000	6,027,150
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	342,875

		8,360,025

MEDIA (2.56%)
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,564,238
Belo Corp.
8.00%, 11/01/08	2,855,000	2,931,691
CCH I Holdings LLC
9.92%, 04/01/14	1,250,000	1,156,250
Charter Communications Holdings LLC
10.25%, 09/15/10	750,000	783,750
Clear Channel Communications Inc.
4.25%, 05/15/09	3,000,000	2,899,470
CMP Susquehanna Corp.
10.13%, 05/15/14 (a)	250,000	250,000
Comcast Corp.
6.45%, 03/15/37	4,250,000	4,095,827
CSC Holdings Inc.
7.63%, 04/01/11	500,000	496,250
Echostar DBS Corp.
5.75%, 10/01/08	5,100,000	5,087,250
6.38%, 10/01/11	500,000	490,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,845,560
7.88%, 07/15/09	5,500,000	5,705,139
8.25%, 02/01/30	250,000	242,454
PRIMEDIA Inc.
8.88%, 05/15/11	250,000	257,500
Time Warner Cable Inc.
5.40%, 07/02/12 (a)	1,600,000	1,571,238
Time Warner Entertainment Co.
8.38%, 03/15/23	350,000	401,778
8.38%, 07/15/33	1,300,000	1,508,703
Time Warner Inc.
6.50%, 11/15/36	700,000	664,628
Tribune Co.
5.50%, 10/06/08	750,000	740,221

		34,691,947

MINING (0.30%)
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,582,500
8.38%, 04/01/17	500,000	533,750
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,909,853

		4,026,103

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

OFFICE & BUSINESS EQUIPMENT (0.63%)
Xerox Corp.
6.11%, 12/18/09	$2,750,000	$2,784,628
6.88%, 08/15/11	250,000	259,389
7.13%, 06/15/10	3,000,000	3,111,366
9.75%, 01/15/09	2,200,000	2,327,219

		8,482,602

OIL & GAS (0.99%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,582,523
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	488,750
Enterprise Products Operating LP
5.75%, 03/01/35	1,500,000	1,333,539
7.50%, 02/01/11	3,600,000	3,794,972
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,958,848
Forest Oil Corp.
7.25%, 06/15/19 (a)	250,000	242,500
8.00%, 12/15/11	500,000	515,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	250,000	242,500
Parker Drilling Co.
9.63%, 10/01/13	500,000	533,750
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,017,000
Range Resources Corp.
7.50%, 05/15/16	250,000	253,125
W&T Offshore Inc.
8.25%, 06/15/14 (a)	500,000	493,750

		13,456,257

OIL & GAS SERVICES (0.01%)
Grant Prideco Inc.
6.13%, 08/15/15	100,000	94,750

		94,750

PACKAGING & CONTAINERS (0.11%)
Berry Plastics Holding Corp.
8.88%, 09/15/14	250,000	253,125
Crown Americas Inc.
7.63%, 11/15/13	500,000	505,000
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	251,563
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	485,000

		1,494,688

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

PHARMACEUTICALS (0.05%)
AmerisourceBergen Corp.
5.88%, 09/15/15	$250,000	$240,396
Bristol-Myers Squibb Co.
5.88%, 11/15/36	525,000	495,267

		735,663

PIPELINES (0.53%)
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	257,104
Copano Energy LLC
8.13%, 03/01/16	250,000	253,750
El Paso Corp.
7.80%, 08/01/31	250,000	253,164
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	3,890,000	3,931,732
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	245,582
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	1,001,161
SemGroup LP
8.75%, 11/15/15 (a)	500,000	502,500
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	512,500
Williams Partners LP
7.25%, 02/01/17	250,000	251,250

		7,208,743

REAL ESTATE (0.37%)
Realogy Corp.
7.06%, 10/20/09 (a)	4,000,000	4,006,116
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (a)	1,000,000	963,174

		4,969,290

REAL ESTATE INVESTMENT TRUSTS (0.78%)
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	248,750
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,947,280
5.75%, 05/01/12	3,000,000	3,013,491
6.38%, 11/15/07	5,341,000	5,355,944

		10,565,465

RETAIL (1.45%)
Asbury Automotive Group Inc.
7.63%, 03/15/17 (a)	250,000	246,250
CVS Caremark Corp.
5.66%, 06/01/10	4,000,000	4,000,800
Federated Retail Holdings Inc.
5.90%, 12/01/16	4,500,000	4,385,831

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

RETAIL (Cont.)
Home Depot Inc.
5.49%, 12/16/09	$1,000,000	$998,445
Inergy LP
6.88%, 12/15/14	750,000	710,625
8.25%, 03/01/16	250,000	256,875
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,985,832
NPC International Inc.
9.50%, 05/01/14	250,000	242,500
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	270,760
7.95%, 04/01/17	250,000	277,151
Rite Aid Corp.
7.50%, 03/01/17	250,000	241,250
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,047,775

		19,664,094

SAVINGS & LOANS (0.13%)
Washington Mutual Inc.
8.25%, 04/01/10	1,720,000	1,830,199

		1,830,199

SEMICONDUCTORS (0.05%)
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	152,685
Sensata Technologies BV
8.00%, 05/01/14	500,000	482,500

		635,185

SOFTWARE (0.11%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,438,271

		1,438,271

TELECOMMUNICATIONS (5.19%)
American Cellular Corp.
10.00%, 08/01/11	41,000	42,948
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,246,620
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,993,260
Citizens Communications Co.
6.25%, 01/15/13	500,000	479,375
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,329,295
8.25%, 06/15/30	3,000,000	3,595,695
Dobson Communications Corp.
8.88%, 10/01/13	250,000	261,250

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

TELECOMMUNICATIONS (Cont.)
Embarq Corp.
6.74%, 06/01/13	$1,750,000	$1,783,385
France Telecom SA
7.75%, 03/01/11	4,000,000	4,273,500
8.50%, 03/01/31	2,000,000	2,512,994
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	985,000
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,605,413
Level 3 Financing Inc.
9.25%, 11/01/14	1,500,000	1,515,000
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,679,457
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,129,087
Qwest Corp.
6.50%, 06/01/17 (a)	500,000	476,250
8.88%, 03/15/12	250,000	269,375
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,021,354
7.50%, 03/15/15	750,000	803,407
Sprint Capital Corp.
6.13%, 11/15/08	2,400,000	2,413,596
Sprint Nextel Corp.
5.76%, 06/28/10	5,380,000	5,378,537
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,406,029
4.00%, 01/15/10	3,680,000	3,537,676
5.25%, 10/01/15	2,500,000	2,324,665
6.20%, 07/18/11	2,750,000	2,784,078
Telefonica Emisiones SAU
5.66%, 06/19/09	3,630,000	3,641,620
5.86%, 02/04/13	3,600,000	3,592,184
6.22%, 07/03/17	2,100,000	2,094,742
Vodafone Group PLC
5.63%, 02/27/17	950,000	908,382
West Corp.
9.50%, 10/15/14	250,000	256,250

		70,340,424

TRANSPORTATION (0.29%)
CNF Inc.
6.70%, 05/01/34	2,500,000	2,315,945
CSX Corp.
6.15%, 05/01/37	1,750,000	1,680,630

		3,996,575

TOTAL CORPORATE BONDS & NOTES
(Cost: $421,496,437)		413,475,685

Security	Principal	Value

ASSET-BACKED SECURITIES (3.62%)
Bear Stearns Asset Backed Securities Inc. Series 2006-EC1 Class M2
5.75%, 12/25/35	$2,500,000	$2,503,786
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	5,966,615	5,891,801
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.62%, 04/25/46	6,000,000	5,999,944
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31 (a)	13,000,000	13,031,681
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.57%, 07/25/36	6,200,000	6,190,699
Home Equity Asset Trust Series 2006-2 Class M2
5.72%, 05/25/36 (a)	6,000,000	6,008,499
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.72%, 01/25/36	2,558,000	2,563,716
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.58%, 06/25/36	2,200,000	2,197,112
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M2
5.61%, 06/25/36	2,450,000	2,449,182
Option One Mortgage Loan Trust Series 2002-2 Class M2
7.05%, 06/25/32	665,385	472,095
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35 (a)	116,291	115,530
SG Mortgage Securities NIM Trust Series 2006-FRE2 Class N1
6.00%, 07/25/36 (a) (b)	2,641,151	1,650,719

TOTAL ASSET-BACKED SECURITIES
(Cost: $50,284,750)		49,074,764

COLLATERALIZED MORTGAGE OBLIGATIONS (16.91%)

MORTGAGE-BACKED SECURITIES (16.91%)
Banc of America Funding Corp. Series 2006-H Class 2A1
6.10%, 10/20/11	4,952,697	4,989,830
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,134,220	3,012,769

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.70%, 11/11/35 (a)	$81,903,848	$2,627,222
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,944,352
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.03%, 09/25/36	4,219,202	4,219,468
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.60%, 07/16/34 (a)	99,998,446	1,894,541
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.51%, 04/15/17 (a)	9,000,000	9,004,491
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	4,383,633	4,402,795
Countrywide Alternative Loan Trust Series 2006-5T2 Class A3
6.00%, 04/25/36	7,222,244	7,231,773
Countrywide Alternative Loan Trust Series 2006-7CB Class 1A9
6.00%, 05/25/36	8,359,395	8,396,722
Countrywide Alternative Loan Trust Series 2006-9T Class 1A1
6.00%, 05/25/36	3,336,679	3,348,496
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.74%, 07/25/46	5,713,950	5,872,647
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.55%, 06/20/36	10,081,557	10,072,133
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,274,392	4,095,402
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.16%, 05/15/36 (a)	225,762,816	3,337,790
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,741,057

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36 (a)	$3,000,000	$2,981,486
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.35%, 02/25/36	7,253,714	7,200,421
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.79%, 10/12/37 (a)	230,163,917	9,297,448
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,915,753
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,865,694
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,991,809	9,698,001
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.55%, 02/15/37 (a)	117,824,808	3,056,399
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,461,743
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.70%, 11/25/34	75,392	75,639
MASTR Alternative Loans Trust Series 2006-2 Class 1A2
6.00%, 03/25/36	8,606,728	8,662,039
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,207,153	2,153,488
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,696,275	2,579,578
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,261,081	4,081,983
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.58%, 04/25/36	901,016	901,407
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.86%, 03/25/36	7,112,096	7,106,041

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	$3,000,000	$2,946,702
Morgan Stanley Capital I Series 2003-T11 Class X1
0.17%, 06/13/41 (a)	543,476,642	5,171,506
Residential Accredit Loans Inc. Series 2006-QS3 Class 1A10
6.00%, 03/25/36	1,649,127	1,656,656
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,817,536	1,714,209
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 Class 4A1
5.99%, 09/25/36	5,303,881	5,260,787
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	9,841,952
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
5.82%, 10/15/17 (a)	5,000,000	5,000,763
5.87%, 10/15/17 (a)	5,000,000	5,000,794
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.95%, 09/25/36	6,055,280	6,057,008
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.65%, 11/25/36	11,201,687	11,150,921
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	1,870,382	1,765,173
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.77%, 09/25/36	7,510,109	7,525,983

		229,321,062

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $231,846,817)		229,321,062

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (49.74%)

MORTGAGE-BACKED SECURITIES (44.15%)
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,236,145	5,944,048
4.50%, 08/01/20	3,728,397	3,547,979
5.00%, 07/01/22 (d)	9,000,000	8,696,250

Security	Principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
5.00%, 12/15/34	$2,170,660	$249,230
5.00%, 07/01/37 (d)	34,000,000	31,864,392
5.50%, 03/15/20	1,273,547	31,203
5.50%, 05/15/24	7,419,825	476,562
5.50%, 03/15/25	2,882,512	207,498
5.50%, 11/15/26	13,000,000	12,970,230
5.50%, 05/15/29	6,244,364	645,629
5.50%, 10/01/32	15,186,310	14,716,706
5.50%, 05/01/34	76,256	73,826
5.50%, 10/01/34	567,604	549,515
5.50%, 12/01/36	11,046,866	10,659,887
5.52%, 04/15/28	2,815,346	2,813,514
5.59%, 01/01/37 (b)	5,747,191	5,741,310
5.81%, 06/01/36	8,717,880	8,657,968
6.00%, 01/15/24	6,216,691	6,255,500
6.00%, 05/15/27	7,656,396	7,705,452
6.00%, 07/15/27	7,038,708	7,092,460
6.00%, 12/01/28	4,769,662	4,763,218
6.00%, 02/15/34	6,850,873	6,892,735
6.00%, 09/01/34	1,909,433	1,898,361
6.00%, 08/01/37 (d)	24,000,000	23,752,512
6.50%, 05/01/21	1,850	1,895
6.50%, 09/01/21	1,812,662	1,845,912
6.50%, 01/01/36	14,243	14,409
6.50%, 08/01/36	19,852,324	20,065,793
6.50%, 12/01/36	4,684,914	4,735,291
6.50%, 01/01/37	1,493,428	1,509,486
6.50%, 02/01/37	232,253	234,750
6.50%, 07/01/37 (d)	9,000,000	9,092,808
Federal National Mortgage Association
4.41%, 02/01/36	5,075,585	5,133,627
4.50%, 05/01/18	4,371,740	4,165,546
4.50%, 07/01/18	6,376,639	6,075,884
4.50%, 11/01/18	4,422,905	4,214,256
4.50%, 07/01/22 (d)	9,000,000	8,541,558
4.50%, 08/01/35	8,776,277	7,988,596
4.56%, 06/01/35	7,440,505	7,352,421
5.00%, 01/01/18	1,341,155	1,300,887
5.00%, 09/01/18	8,687,004	8,427,347
5.00%, 12/01/18	696,129	675,321
5.00%, 01/01/19	587,479	569,919
5.00%, 06/01/19	1,340,222	1,299,330
5.00%, 08/01/19	741,755	718,668
5.00%, 09/01/19	599,755	581,088
5.00%, 11/01/19	1,392,556	1,349,212
5.00%, 01/01/20	694,590	671,742
5.00%, 05/01/20	6,790,234	6,566,872
5.00%, 06/01/20	649,963	628,583
5.00%, 10/01/20	6,914,384	6,687,361
5.00%, 11/01/33	51,216,470	48,244,122
5.00%, 12/01/33	16,304,863	15,358,611

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Security	Principal	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
5.00%, 03/01/34	$8,164,096	$7,690,293
5.00%, 07/01/35	2,924,139	2,869,030
5.00%, 09/01/35	409,665	384,899
5.00%, 07/01/37 (d)	2,200,000	2,061,125
5.15%, 04/01/37 (b)	2,457,946	2,453,316
5.24%, 05/01/35	2,378,282	2,345,181
5.50%, 09/01/19	4,460,649	4,404,858
5.50%, 10/01/19	3,496,901	3,453,164
5.50%, 07/01/33	30,612,251	29,659,962
5.50%, 01/01/34	6,802,058	6,590,459
5.50%, 04/01/34	14,520,233	14,068,537
5.50%, 07/01/34	11,649,919	11,279,278
5.50%, 02/01/35	4,937,177	4,780,101
5.50%, 03/01/35	1,138,883	1,101,222
5.50%, 12/01/35	4,599,085	4,447,002
5.50%, 03/01/36	4,558,325	4,398,588
5.50%, 04/01/36	10,687,217	10,333,810
5.50%, 12/01/36	5,880,450	5,674,382
5.50%, 01/01/37	3,508,885	3,515,224
5.50%, 08/01/37 (d)	21,000,000	20,238,750
6.00%, 03/01/33	676,791	672,823
6.00%, 08/01/34	427,320	424,186
6.00%, 06/01/37	5,000,000	4,946,458
6.00%, 07/01/37 (d)	52,200,000	51,629,036
6.04%, 09/01/36	2,417,401	2,423,597
6.05%, 12/01/36 (b)	2,351,602	2,362,901
6.50%, 05/01/37	112,262	113,327
6.50%, 07/01/37 (d)	32,400,000	32,703,750
7.00%, 07/01/37 (d)	3,600,000	3,695,623
Government National Mortgage Association
5.50%, 06/15/34	1,769,844	1,720,647
5.50%, 07/01/37 (d)	7,000,000	6,792,184
6.50%, 07/01/31	9,077,779	9,225,248

		598,716,241

U.S. GOVERNMENT SECURITIES (5.59%)
U.S. Treasury Bonds
5.38%, 02/15/31 (c)	34,050,000	34,965,094
6.13%, 08/15/29 (c)	7,800,000	8,749,408
U.S. Treasury Inflation Indexed Bonds
1.88%, 07/15/15 (c)	23,362,020	22,081,891
U.S. Treasury Notes
2.63%, 05/15/08	398,000	389,916
3.13%, 04/15/09	605,000	586,850
4.00%, 02/15/14 (c) (e)	9,500,000	8,993,090

		75,766,249

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $686,948,070)		674,482,490

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS (22.53%)

MONEY MARKET FUNDS (22.02%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (f) (g)	227,052,608	$227,052,608
BGI Cash Premier Fund LLC
5.33% (f) (g) (h)	71,474,666	71,474,666

		298,527,274

VARIABLE & FLOATING RATE NOTES (0.51%)
FedEx Corp.
5.44%, 08/08/07	$5,000,000	5,000,000
Goldman Sachs International
5.26%, 07/02/07 (i)	90,000	90,000
JPMorgan Chase & Co.
5.26%, 07/02/07 (i)	1,800,000	1,800,000

		6,890,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $305,417,274)		305,417,274

TOTAL INVESTMENTS IN SECURITIES (123.29%)
(Cost: $1,695,993,348)		1,671,771,275

SECURITIES SOLD SHORT (-4.78%)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (-4.78)%
Federal National Mortgage Association
5.00%, 07/01/37 (d)	$(21,200,000)	(19,861,750)
6.50%, 11/01/36	(112,262)	(113,354)
6.50%, 07/01/37 (d)	(44,400,000)	(44,816,250)

		(64,791,354)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $64,640,865)		(64,791,354)

OTHER ASSETS, LESS LIABILITIES (-18.51%)		(251,048,069)

NET ASSETS (100.00%)		$1,355,931,852

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 4.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

(h)	This security represents an investment of securities lending collateral. See Note 4.
(i)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master

Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

2 Year U.S. Treasury Notes (10/03/07)	886	$180,550,188	$(68,972)

5 Year U.S. Treasury Notes (10/03/07)	(1,594)	(165,900,531)	(882,380)

10 Year U.S. Treasury Notes (09/28/07)	953	100,735,078	(617,634)

30 Year U.S. Treasury Bonds (09/28/07)	(4)	(431,000)	(3,386)

			$(1,572,372)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

As of June 30, 2007, the Master Portfolio held the following open swap contracts:

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps

Agreement with Bear Stearns International Ltd. dated 1/22/07 to receive 0.12% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anadarko Petroleum Corp. 0.00% due 3/13/21. Expiring 9/20/07.	$4,250,000	$194

Agreement with Deutsche Bank AG dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	13,000,000	(157,112)

Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	(6,443)

Agreement with JPMorgan Chase & Co. dated 2/21/07 to receive 0.06% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Lehman Brothers Holdings Inc. 6.63% due 1/18/12. Expiring 9/20/07.	11,000,000	(2,091)

Agreement with JPMorgan Chase & Co. dated 2/22/07 to receive 0.07% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Morgan Stanley 6.60% due 4/1/12. Expiring 9/20/07.	5,500,000	(1,070)

Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	168

Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	42,063

Agreement with JPMorgan Chase & Co. dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	20,000,000	(241,711)

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps (Cont.)

Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	$5,250,000	$5,993

Agreement with Lehman Brothers Inc. dated 4/25/07 to receive 1.17% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Residential Capital LLC 6.50% due 4/17/13. Expiring 6/20/08.	6,400,000	(18,069)

Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	2,756

Agreement with UBS AG dated 1/22/07 to receive 0.15% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anadarko Petroleum Corp. 6.13% due 3/15/12. Expiring 9/20/07.	1,250,000	141

Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17.	1,750,000	(10,552)

Agreement with UBS AG dated 6/26/07 to receive 3.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Beazer Homes USA Inc. 6.50% due 11/15/13. Expiring 9/22/08.	1,000,000	(16,501)

		$(402,234)

Interest-Rate Swaps

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	9,000,000	(126,925)

Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(176,202)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps (Cont.)

Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	$10,000,000	$180,465

Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(2,635)

Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	6,963

Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	10,462

Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.28%. Expiring 10/17/11.	1,250,000	9,243

Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	146,367

Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(6,465)

Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	5,465

Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	126,201

Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(308,286)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps (Cont.)

Agreement with JPMorgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.19%. Expiring 11/8/15.	$40,000,000	$(1,146,041)

Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	(95,841)

Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(108,011)

Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.30%. Expiring 4/20/08.	3,400,000	3,503

Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 4/20/09.	2,900,000	1,850

Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.38%. Expiring 4/20/11.	1,700,000	3,684

Agreement with JPMorgan Chase & Co. dated 4/18/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.45%. Expiring 4/20/13.	900,000	3,893

Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(145)

Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	6,947

Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	6,605

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007

(Unaudited)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps (Cont.)

Agreement with UBS AG dated 6/15/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.63%. Expiring 6/19/12.	$76,100,000	$407,556

Agreement with UBS AG dated 6/22/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.60%. Expiring 6/26/12.	76,100,000	333,628

		$(717,719)

Swaptions

Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest-rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$230,217

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations

June 30, 2007

(Unaudited)

LIFEPATH RETIREMENT MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$180,932,762	61.66%
Domestic Equity	79,634,021	27.14
Foreign Equity	31,299,748	10.67
Short-Term and Other Net Assets	1,558,078	0.53

TOTAL	$293,424,609	100.00%

LIFEPATH 2010 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$497,852,953	54.37%
Domestic Equity	300,267,393	32.80
Foreign Equity	115,252,732	12.59
Short-Term and Other Net Assets	2,229,929	0.24

TOTAL	$915,603,007	100.00%

LIFEPATH 2020 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$790,239,133	47.40%
Domestic Fixed Income	578,626,369	34.70
Foreign Equity	294,171,125	17.64
Short-Term and Other Net Assets	4,342,138	0.26

TOTAL	$1,667,378,765	100.00%

LIFEPATH 2030 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$722,580,806	58.25%
Foreign Equity	266,781,048	21.51
Domestic Fixed Income	247,789,158	19.97
Short-Term and Other Net Assets	3,354,681	0.27

TOTAL	$1,240,505,693	100.00%

LIFEPATH 2040 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$615,741,280	67.44%
Foreign Equity	225,580,029	24.71
Domestic Fixed Income	69,828,681	7.65
Short-Term and Other Net Assets	1,794,842	0.20

TOTAL	$912,944,832	100.00%

These tables are not part of the financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$427,401,679	23.02%
Financial	396,051,523	21.33
Energy	207,146,622	11.15
Industrial	196,994,564	10.61
Technology	174,691,550	9.41
Communications	166,854,211	8.99
Consumer Cyclical	135,815,656	7.31
Utilities	56,434,266	3.04
Basic Materials	51,320,717	2.76
Futures Contracts	(441,059)	(0.02)
Short-Term and Other Net Assets	44,573,927	2.40

TOTAL	$1,856,843,656	100.00%

COREALPHA BOND MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Mortgage-Backed Securities	$828,037,303	61.07%
Financial	131,257,343	9.68
Communications	105,032,371	7.75
Government	75,766,249	5.59
Asset-Backed Securities	49,074,764	3.62
Consumer Cyclical	42,224,324	3.12
Consumer Non-Cyclical	30,304,653	2.24
Utilities	28,309,042	2.09
Industrial	23,233,695	1.71
Energy	20,759,750	1.53
Basic Materials	18,324,649	1.35
Technology	11,562,620	0.85
Diversified	2,467,238	0.18
Futures Contracts	(1,572,372)	(0.12)
Swap Agreements	(889,736)	(0.07)
Securities sold short	(64,791,354)	(4.78)
Short-Term and Other Net Assets	56,831,313	4.19

TOTAL	$1,355,931,852	100.00%

S&P 500 INDEX MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Financial	$576,301,009	20.34%
Consumer Non-Cyclical	543,061,158	19.16
Communications	319,381,762	11.27
Industrial	319,270,900	11.27
Technology	301,917,014	10.65
Energy	299,304,938	10.56
Consumer Cyclical	229,501,942	8.10
Utilities	94,452,482	3.33
Basic Materials	77,382,743	2.73
Futures Contracts	(1,598,473)	(0.05)
Short-Term and Other Net Assets	74,839,156	2.64

TOTAL	$2,833,814,631	100.00%

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

S&P 500 Index Master Portfolio

Assets
Investments in securities, at value (including securities on loan (a)) (Note 1):

Unaffiliated issuers (Cost: $2,235,590,451)	$2,763,688,322
Affiliated issuers (Cost: $321,011,539) (Note 2)	321,011,539

Total value of investments (Total cost: $2,556,601,990)	3,084,699,861
Receivables:
Investment securities sold	1,708,139
Dividends and interest	3,282,404

Total Assets	3,089,690,404

Liabilities
Payables:
Investment securities purchased	4,205,429
Due to broker - variation margin	82,191
Collateral for securities on loan (Note 4)	251,446,245
Investment advisory fees (Note 2)	111,922
Accrued expenses (Note 2)	29,986

Total Liabilities	255,875,773

Net Assets	$2,833,814,631

(a)	Securities on loan with market value of $245,589,378. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2007 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Assets
Investments, at cost:

Affiliated issuers (Note 2)	$85,743,600	$322,636,146	$666,168,471	$633,319,540	$437,847,410

Total cost of investments	$85,743,600	$322,636,146	$666,168,471	$633,319,540	$437,847,410

Investments, at value (including securities on loan (a)) (Note 1):
Affiliated issuers (Note 2)	$98,203,353	$371,666,117	$784,913,676	$729,897,186	$510,132,012
Affiliated Master Portfolios	208,868,148	635,926,962	1,078,624,015	756,428,382	532,928,001

Total value of investments	307,071,501	1,007,593,079	1,863,537,691	1,486,325,568	1,043,060,013
Receivables:
Investment securities sold	699,195	1,200,000	—	—	750,000
Dividends and interest	114,895	406,495	997,095	878,981	733,307
Contributions	800,288	2,519,118	1,266,831	1,466,526	934,976

Total Assets	308,685,879	1,011,718,692	1,865,801,617	1,488,671,075	1,045,478,296

Liabilities
Payables:
Investment securities purchased	870,477	2,909,754	2,519,005	2,395,408	2,735,665
Collateral for securities on loan (Note 4)	14,362,858	91,964,855	195,848,380	245,724,375	129,009,756
Investment advisory fees (Note 2)	4,194	16,783	30,587	21,359	14,071
Withdrawals	—	1,200,000	—	—	750,000
Accrued expenses (Note 2):	23,741	24,293	24,880	24,240	23,972

Total Liabilities	15,261,270	96,115,685	198,422,852	248,165,382	132,533,464

Net Assets	$293,424,609	$915,603,007	$1,667,378,765	$1,240,505,693	$912,944,832

(a)	Securities on loan with market values of $14,047,202, $90,036,832, $191,518,619, $240,409,012 and $126,235,595, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2007 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Assets
Investments, at cost:
Unaffiliated issuers	$1,611,035,589	$1,397,466,074
Affiliated issuers (Note 2)	199,954,510	298,527,274

Total cost of investments	$1,810,990,099	$1,695,993,348

Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$1,814,440,995	$1,373,244,001
Affiliated issuers (Note 2)	199,954,510	298,527,274

Total value of investments	2,014,395,505	1,671,771,275
Deposits with brokers for securities sold short (b)	—	64,646,699
Cash	—	228,597
Receivables:
Investment securities sold	4,186,190	812,405,328
Dividends and interest	2,313,966	12,194,780
Due from broker - variation margin	—	116,751

Total Assets	2,020,895,661	2,561,363,430

Liabilities
Payables:
Investment securities purchased	3,229,982	1,067,656,211
Due to broker - variation margin	53,711	—
Collateral for securities on loan (Note 4)	160,205,728	71,474,666
Open swap contracts (Note 1)	—	1,097,197
Securities sold short, at value (Proceeds: $— and $64,640,865) (Note 1)	—	64,791,354
Investment advisory fees (Note 2)	384,428	274,830
Administration fees (Note 2)	149,421	105,522
Accrued expenses (Note 2):	28,735	31,798

Total Liabilities	164,052,005	1,205,431,578

Net Assets	$1,856,843,656	$1,355,931,852

(a)	Securities on loan with market values of $156,482,665 and $69,992,660, respectively. See Note 4.
(b)	Net of cash and interest receivable collateral of $— and $5,834, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

S&P 500 Index Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers	$26,224,105
Interest from unaffiliated issuers	56,079
Interest from affiliated issuers (Note 2)	1,149,015
Securities lending income from unaffiliated issuers	97,865
Securities lending income from affiliated issuers (Note 2)	45,283

Total investment income	27,572,347

Expenses (Note 2)
Investment advisory fees	699,964
Professional fees	21,785
Independent trustees’ fees	7,374

Total expenses	729,123
Less expense reductions (Note 2)	(29,159)

Net expenses	699,964

Net investment income	26,872,383

Realized and Unrealized Gain (Loss)
Net realized loss from sale in unaffiliated issuers	(1,386,808)
Net realized gain from in-kind redemptions	53,910,341
Net realized gain on futures contracts	2,558,725
Net change in unrealized appreciation (depreciation) of investments	111,661,626
Net change in unrealized appreciation (depreciation) of futures contracts	(1,560,695)

Net realized and unrealized gain	165,183,189

Net increase in net assets resulting from operations	$192,055,572

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2007 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio

Net Investment Income
Dividends from affiliated issuers (Note 2)	$574,325	$1,671,265	$2,603,720	$1,678,240	$1,019,549
Dividends allocated from Master Portfolios	543,012	2,073,574	5,544,502	5,009,414	4,273,000
Interest from affiliated issuers (Note 2)	24,937	61,776	120,178	100,075	80,235
Interest allocated from Master Portfolios	4,085,781	11,039,577	12,994,165	5,731,256	2,082,445
Securities lending income from unaffiliated issuers	20,775	71,172	184,447	133,758	115,832
Securities lending income from affiliated issuers (Note 2)	3,814	13,064	27,985	26,625	23,692
Expenses allocated from Master Portfolios	(347,100)	(1,041,784)	(1,754,176)	(1,209,558)	(854,803)

Total investment income	4,905,544	13,888,644	19,720,821	11,469,810	6,739,950

Expenses (Note 2)
Investment advisory fees	485,755	1,491,556	2,689,336	1,955,321	1,431,117
Professional fees	12,731	13,878	15,147	14,242	13,638
Independent trustees’ fees	726	2,176	3,870	2,662	1,936

Total expenses	499,212	1,507,610	2,708,353	1,972,225	1,446,691
Less expense reductions (Note 2)	(464,130)	(1,403,590)	(2,532,184)	(1,850,603)	(1,365,392)

Net expenses	35,082	104,020	176,169	121,622	81,299

Net investment income	4,870,462	13,784,624	19,544,652	11,348,188	6,658,651

Realized and Unrealized Gain (Loss)
Net realized gain from sale of investments in unaffiliated issuers	3,166	11,846	35,228	12,923	13,609
Net realized gain from sale of investments in affiliated issuers (Note 2)	306,883	636,989	1,024,099	683,770	1,234,423
Net realized gain allocated from Master Portfolios	1,527,970	6,654,598	20,903,434	20,016,991	17,610,121
Net realized gain on foreign currency transactions	202	528	1,433	526	397
Net change in unrealized appreciation (depreciation) of investments	3,281,254	12,021,003	29,466,053	25,196,157	19,979,826
Net change in unrealized appreciation (depreciation) of investments allocated from Master Portfolios	(2,009,039)	(5,632,827)	(6,885,741)	(3,292,277)	(1,476,877)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(201)	(539)	(1,458)	(540)	(411)

Net realized and unrealized gain	3,110,235	13,691,598	44,543,048	42,617,550	37,361,088

Net increase in net assets resulting from operations	$7,980,697	$27,476,222	$64,087,700	$53,965,738	$44,019,739

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2007 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers	$17,443,501	$—
Interest from unaffiliated issuers	43,873	29,090,119
Interest from affiliated issuers (Note 2)	1,168,582	5,526,836
Securities lending income from unaffiliated issuers	51,441	16,005
Securities lending income from affiliated issuers (Note 2)	24,008	12,365

Total investment income	18,731,405	34,645,325

Expenses
Investment advisory fees (Note 2)	2,176,324	1,541,361
Administration fees (Note 2)	870,529	616,544
Professional fees (Note 2)	19,371	21,783
Independent trustees’ fees (Note 2)	4,354	3,144
Interest expense on short sales	—	2,663

Total expenses	3,070,578	2,185,495
Less expense reductions (Note 2)	(23,725)	(24,927)

Net expenses	3,046,853	2,160,568

Net investment income	15,684,552	32,484,757

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of investments in unaffiliated issuers	71,274,466	(2,315,125)
Net realized gain (loss) on futures contracts	2,050,643	(4,831,497)
Net realized gain on swap contracts	—	534,625
Net change in unrealized appreciation (depreciation) of investments	(1,695,014)	(16,079,878)
Net change in unrealized appreciation (depreciation) of futures contracts	(355,757)	204,357
Net change in unrealized appreciation (depreciation) of securities sold short	—	(717,410)
Net change in unrealized appreciation (depreciation) of swap contracts	—	(653,003)

Net realized and unrealized gain (loss)	71,274,338	(23,857,931)

Net increase in net assets resulting from operations	$86,958,890	$8,626,826

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500 Index Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006

Increase (decrease) in net assets

Operations:
Net investment income	$26,872,383	$48,133,776
Net realized gain (loss)	55,082,258	(46,155,589)
Net change in unrealized appreciation (depreciation)	110,100,931	364,703,698

Net increase in net assets resulting from operations	192,055,572	366,681,885

Interestholder transactions:
Contributions	405,486,231	725,880,991
Withdrawals	(491,176,502)	(773,639,196)

Net decrease in net assets resulting from interestholder transactions	(85,690,271)	(47,758,205)

Increase in net assets	106,365,301	318,923,680

NET ASSETS:
Beginning of period	2,727,449,330	2,408,525,650

End of period	$2,833,814,631	$2,727,449,330

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006

Increase (decrease) in net assets

Operations:
Net investment income	$4,870,462	$9,558,823	$13,784,624	$26,154,449
Net realized gain	1,838,221	5,869,046	7,303,961	21,390,525
Net change in unrealized appreciation (depreciation)	1,272,014	7,446,355	6,387,637	31,358,366

Net increase in net assets resulting from operations	7,980,697	22,874,224	27,476,222	78,903,340

Interestholder transactions:
Contributions	71,377,157	109,551,839	196,408,514	285,815,972
Withdrawals	(46,211,929)	(102,812,365)	(95,262,277)	(243,730,526)

Net increase in net assets resulting from interestholder transactions	25,165,228	6,739,474	101,146,237	42,085,446

Increase in net assets	33,145,925	29,613,698	128,622,459	120,988,786

NET ASSETS:
Beginning of period	260,278,684	230,664,986	786,980,548	665,991,762

End of period	$293,424,609	$260,278,684	$915,603,007	$786,980,548

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006

Increase (decrease) in net assets

Operations:
Net investment income	$19,544,652	$36,907,011	$11,348,188	$21,211,979
Net realized gain	21,964,194	44,950,648	20,714,210	33,851,669
Net change in unrealized appreciation (depreciation)	22,578,854	83,645,833	21,903,340	72,941,295

Net increase in net assets resulting from operations	64,087,700	165,503,492	53,965,738	128,004,943

Interestholder transactions:
Contributions	336,883,570	517,707,844	287,136,727	406,831,899
Withdrawals	(124,745,800)	(357,147,662)	(89,237,021)	(222,941,128)

Net increase in net assets resulting from interestholder transactions	212,137,770	160,560,182	197,899,706	183,890,771

Increase in net assets	276,225,470	326,063,674	251,865,444	311,895,714

NET ASSETS:
Beginning of period	1,391,153,295	1,065,089,621	988,640,249	676,744,535

End of period	$1,667,378,765	$1,391,153,295	$1,240,505,693	$988,640,249

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006

Increase (decrease) in net assets

Operations:
Net investment income	$6,658,651	$12,430,609
Net realized gain	18,858,550	24,513,874
Net change in unrealized appreciation (depreciation)	18,502,538	58,768,367

Net increase in net assets resulting from operations	44,019,739	95,712,850

Interestholder transactions:
Contributions	244,888,269	356,970,096
Withdrawals	(84,230,434)	(180,345,261)

Net increase in net assets resulting from interestholder transactions	160,657,835	176,624,835

Increase in net assets	204,677,574	272,337,685

NET ASSETS:
Beginning of period	708,267,258	435,929,573

End of period	$912,944,832	$708,267,258

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006

Increase (decrease) in net assets

Operations:
Net investment income	$15,684,552	$22,905,434	$32,484,757	$51,401,633
Net realized gain (loss)	73,325,109	73,405,775	(6,611,997)	(7,462,451)
Net change in unrealized appreciation (depreciation)	(2,050,771)	113,998,555	(17,245,934)	2,231,848

Net increase in net assets resulting from operations	86,958,890	210,309,764	8,626,826	46,171,030

Interestholder transactions:
Contributions	346,392,119	359,796,839	315,997,996	330,412,726
Withdrawals	(138,447,257)	(196,379,196)	(51,160,997)	(379,698,060)

Net increase (decrease) in net assets resulting from interestholder transactions	207,944,862	163,417,643	264,836,999	(49,285,334)

Increase (decrease) in net assets	294,903,752	373,727,407	273,463,825	(3,114,304)

NET ASSETS:
Beginning of period	1,561,939,904	1,188,212,497	1,082,468,027	1,085,582,331

End of period	$1,856,843,656	$1,561,939,904	$1,355,931,852	$1,082,468,027

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. Significant accounting policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2007, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.00%	11.29%
LifePath 2010	11.57	31.06
LifePath 2020	31.40	36.55
LifePath 2030	29.09	15.95
LifePath 2040	24.94	5.15

Security transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuation in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of June 30, 2007, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
S&P 500 Index	$2,604,285,144	$663,493,538	$(183,078,821)	$480,414,717
LifePath Retirement (a)	85,769,474	13,293,140	(859,261)	12,433,879
LifePath 2010 (a)	322,696,518	51,199,411	(2,229,812)	48,969,599
LifePath 2020 (a)	666,263,340	120,927,697	(2,277,361)	118,650,336
LifePath 2030 (a)	633,362,661	97,349,680	(815,155)	96,534,525
LifePath 2040 (a)	437,847,410	72,284,602	—	72,284,602
Active Stock	1,826,351,091	213,656,467	(25,612,053)	188,044,414
CoreAlpha Bond	1,696,159,696	2,430,742	(26,819,163)	(24,388,421)

(a) Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2007, the Active Stock and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $1,750,000 and $3,150,000, respectively, for initial margin requirements on outstanding futures contracts. The CoreAlpha Bond Master Portfolio has pledged to a broker a U.S. Treasury Note with a face amount of $1,350,000 for initial margin requirements.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of June 30, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2007 are included in its Schedule of Investments.

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment advisory fee
S&P 500 Index	0.05%
LifePath Retirement	0.35
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment advisory fees waived/credited
S&P 500 Index	$29,159
LifePath Retirement	464,130
LifePath 2010	1,403,590
LifePath 2020	2,532,184
LifePath 2030	1,850,603
LifePath 2040	1,365,392

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio for so long as BGI (or an affiliate) receives investment advisory fees from the S&P 500 Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses. For the six months ended June 30, 2007, BGI credited administration fees of $23,725 and $24,927 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2007, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities lending agent fees
S&P 500 Index	$143,148
LifePath Retirement	24,589
LifePath 2010	84,236
LifePath 2020	212,432
LifePath 2030	160,383
LifePath 2040	139,524
Active Stock	75,449
CoreAlpha Bond	28,370

Cross trades for the six months ended June 30, 2007, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2007, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend income	Net realized gain (loss)

LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	70	22	3	89	$8,058,552	$61,782	$81,746
iShares Lehman TIPS Bond Fund	265	28	12	281	27,788,536	408,479	(55,525)
iShares MSCI EAFE Index Fund	343	51	6	388	31,299,748	—	77,464
iShares S&P MidCap 400 Index Fund	119	9	10	118	10,492,811	74,537	101,109
iShares S&P SmallCap 600 Index Fund	75	10	10	75	5,358,736	29,527	102,089

LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	243	90	8	325	29,357,628	221,609	215,243
iShares Lehman TIPS Bond Fund	693	96	14	775	76,735,829	1,081,782	(60,372)
iShares MSCI EAFE Index Fund	1,234	193	—	1,427	115,252,732	—	—
iShares S&P MidCap 400 Index Fund	408	29	18	419	37,401,267	265,433	159,695
iShares S&P SmallCap 600 Index Fund	253	35	25	263	18,698,660	102,441	322,423

LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	575	262	19	818	73,972,090	544,229	479,543
iShares Lehman TIPS Bond Fund	751	110	22	839	83,016,308	1,189,154	(94,869)
iShares MSCI EAFE Index Fund	3,022	620	—	3,642	294,171,125	—	—
iShares S&P MidCap 400 Index Fund	968	64	35	997	88,989,215	628,703	330,892
iShares S&P SmallCap 600 Index Fund	611	64	52	623	44,263,874	241,634	308,533

LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	485	252	—	737	66,632,525	481,491	—
iShares Lehman TIPS Bond Fund	278	51	10	319	31,557,397	449,295	(43,121)
iShares MSCI EAFE Index Fund	2,596	712	5	3,303	266,781,048	—	76,136
iShares S&P MidCap 400 Index Fund	811	89	35	865	77,197,827	537,775	233,327
iShares S&P SmallCap 600 Index Fund	513	77	48	542	38,553,833	209,679	417,428

LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	393	225	2	616	55,733,571	402,203	30,700
iShares Lehman Aggregate Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI EAFE Index Fund	2,127	713	47	2,793	225,580,029	—	571,753
iShares S&P MidCap 400 Index Fund	657	109	41	725	64,770,051	443,442	267,832
iShares S&P SmallCap 600 Index Fund	425	76	49	452	32,138,338	172,729	355,580

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Investment portfolio transactions

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2007 were as follows:

	U.S. Government Obligations		Other Securities

Master Portfolio	Purchases	Sales	Purchases	Sales
S&P 500 Index	$—	$—	$74,649,818	$24,668,028
LifePath Retirement	—	—	10,181,031	3,465,198
LifePath 2010	—	—	37,982,580	5,697,227
LifePath 2020	—	—	94,164,213	10,891,364
LifePath 2030	—	—	97,749,074	7,678,544
LifePath 2040	—	—	92,216,840	10,765,174
Active Stock	—	—	785,384,970	588,702,190
CoreAlpha Bond	4,258,652,544	3,980,836,070	209,687,267	171,335,096

For the six months ended June 30, 2007, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $129,169,877. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2007 are disclosed in the Master Portfolio’s Statement of Operations.

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended June 30, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less than from the date of acquisition.

The market value of the securities on loan as of June 30, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolios did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolios’ financial statement disclosures.

6. Financial highlights

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003	Year ended December 31, 2002
S&P 500 Index
Ratio of expenses to average net assets (a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions (a)	0.05%		0.05%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets (a)	1.92%		1.93%	1.84%	1.91%	1.74%	1.57%
Portfolio turnover rate (b)	3%		14%	10%	14%	8%	12%
Total Return	6.96	%(c)	15.75%	4.87%	10.82%	28.52%	(22.05)%

(a) Annualized for periods of less than one year. (b) Portfolio turnover rates include in-kind transactions, if any. (c) Not annualized.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)		Year ended February 28, 2002
LifePath Retirement
Ratio of expenses to average net assets (c) (d)	0.28%		0.28%	0.31%	0.31%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.61%		0.61%	0.65%	0.60%		n/a	n/a		n/a
Ratio of net investment income to average net assets (c) (d)	3.51%		3.80%	3.24%	2.46%		2.27%	2.98%		3.73%
Portfolio turnover rate (f)	1%		10%	11%	138	%(g)	29%	56%		116%
Total return	2.99	%(h)	9.30%	4.82%	6.85%		12.45%	(1.36	)%(h)	2.68%
LifePath 2010
Ratio of expenses to average net assets (c) (d)	0.27%		0.27%	0.30%	0.30%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.60%		0.60%	0.64%	0.59%		n/a	n/a		n/a
Ratio of net investment income to average net assets (c) (d)	3.23%		3.49%	2.96%	2.32%		2.12%	2.49%		3.11%
Portfolio turnover rate (f)	1%		12%	12%	130	%(g)	23%	72%		86%
Total return	3.37	%(h)	10.65%	5.70%	7.88%		16.16%	(6.43	)%(h)	(0.70)%
LifePath 2020
Ratio of expenses to average net assets (c) (d)	0.25%		0.25%	0.28%	0.29%		0.35%	0.35%		0.44%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.58%		0.58%	0.62%	0.57%		n/a	n/a		n/a
Ratio of net investment income to average net assets (c) (d)	2.54%		2.91%	2.53%	2.05%		2.04%	2.14%		2.23%
Portfolio turnover rate (f)	1%		16%	17%	140	%(g)	23%	67%		86%
Total return	4.37	%(h)	13.51%	7.04%	9.77%		21.11%	(10.18	)%(h)	(4.99)%
LifePath 2030
Ratio of expenses to average net assets (c) (d)	0.24%		0.24%	0.26%	0.28%		0.35%	0.35%		0.46%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.57%		0.57%	0.60%	0.56%		n/a	n/a		n/a
Ratio of net investment income to average net assets (c) (d)	2.03%		2.49%	2.22%	1.93%		1.98%	1.81%		1.74%
Portfolio turnover rate (f)	1%		22%	24%	138	%(g)	32%	68%		53%
Total return	5.06	%(h)	15.62%	8.13%	11.28%		24.36%	(13.05	)%(h)	(7.82)%

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (a)		Year ended December 31, 2003	Period ended December 31, 2002 (b)		Year ended February 28, 2002
LifePath 2040
Ratio of expenses to average net assets (c) (d)	0.23%		0.23%	0.26%	0.28%		0.35%	0.35%		0.49%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.56%		0.56%	0.59%	0.56%		n/a	n/a		n/a
Ratio of net investment income to average net assets (c) (d)	1.62%		2.17%	1.96%	1.74%		1.86%	1.57%		1.13%
Portfolio turnover rate (f)	1%		29%	38%	147	%(g)	29%	62%		15%
Total return	5.67	%(h)	17.47%	8.74%	11.93%		28.14%	(15.63	)%(h)	(10.48)%
Active Stock
Ratio of expenses to average net assets (c)	0.35%		0.35%	0.35%	0.35%		n/a	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions (c)	0.35%		0.35%	n/a	n/a		n/a	n/a		n/a
Ratio of net investment income to average net assets (c)	1.80%		1.64%	1.50%	1.57%		n/a	n/a		n/a
Portfolio turnover rate (f)	35%		65%	54%	70%		n/a	n/a		n/a
Total return	5.11	%(h)	15.65%	8.79%	10.40	%(h)	n/a	n/a		n/a
CoreAlpha Bond
Ratio of expenses to average net assets (c)	0.35%		0.35%	0.35%	0.35%		n/a	n/a		n/a
Ratio of expenses to average net assets prior to expense reductions (c)	0.35%		0.36%	n/a	n/a		n/a	n/a		n/a
Ratio of net investment income to average net assets (c)	5.27%		5.11%	4.19%	3.08%		n/a	n/a		n/a
Portfolio turnover rate (f)	313%		301%	270%	313%		n/a	n/a		n/a
Total return	0.74	%(h)	4.36%	1.98%	1.30	%(h)	n/a	n/a		n/a

(a)    For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(b)    For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.

(c)    Annualized for periods of less than one year.

(d)    After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s waiver of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(e)    After March 15, 2004, the date the LifePath Master Portfolio converted to a fund-of-funds structure, the expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(f)    Portfolio turnover rates include in-kind transactions, if any.

(g)    Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(h)    Not annualized.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

I. LifePath Master Portfolios, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of the LifePath Master Portfolios, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (together, the “Master Portfolios”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, extent and quality of services provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the LifePath Master Portfolios; therefore, no such comparisons were available with respect to the LifePath Master Portfolios. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no such comparisons were available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

Master Portfolios’ expenses and performance of the Master Portfolios

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the LifePath Master Portfolios, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Master Portfolio’s applicable peer group (each a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and ten-year (or “since inception”) periods ended December 31, 2006, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (each a “Lipper Performance Group”, and together with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that each of the LifePath Master Portfolios and the Active Stock Master Portfolio performed in line with or outperformed the median performance of their respective Lipper Performance Groups over all relevant periods, while the CoreAlpha Bond Master Portfolio underperformed the median performance of its Lipper Performance Group over all relevant periods. The Board noted that the CoreAlpha Bond Master Portfolio’s underperformance in relation to its benchmark was in part attributable to the effect of fees, and in part attributable to the relatively low volatility and decreased alpha opportunities during the periods covered. The Board noted the inherent challenges of comparing the

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

performance of the LifePath Master Portfolios to other lifecycle funds, as lifecycle funds can differ significantly in their asset mixes. BGFA has developed custom benchmarks for purposes of providing a comparison for the performance of the LifePath Master Portfolios, but the custom benchmarks are composed of indices and do not reflect the fees, expenses and taxes incurred by funds. The Board noted that the LifePath Master Portfolios underperformed their custom benchmarks in 2006 and on an annualized basis over five years. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their respective Lipper Expense Groups. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2006 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2007 through April 30, 2009. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses for the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

Costs of services provided to Master Portfolios and profits realized by BGFA and affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolios, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the profitability to BGFA and its affiliates of those Master Portfolios in which the LifePath Master Portfolios invest, as reflected in the materials, and noted the profitability to BGFA and its affiliates of the other funds advised by BGFA in which the LifePath Master Portfolios invest, as represented by BGFA during the meetings. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio other than the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio, BGFA and its affiliates are providing services at a loss, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

Fees and services provided for other comparable funds/accounts managed by BGFA and its affiliates

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolios. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolios to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolios and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that: (i) the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contract were within the ranges of the investment management fee rates for the Other Accounts; and (ii) the investment advisory fee rates under the Advisory Contracts for the CoreAlpha Bond and Active Stock Master Portfolios were within the ranges of the investment management fee rates for the Other Accounts. The

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

Other benefits to BGFA and/or its affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

II. S&P 500 Index Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract”) on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, extent and quality of services provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio, net expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2006, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

Master Portfolio’s expenses and performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising the Master Portfolio’s applicable peer group (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods (or since inception) ended December 31, 2006, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds S&P 500 Stock Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee and the overall expenses for the Master Portfolio were generally lower than the advisory fee rates and overall expenses of the funds in its respective Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of services provided to Master Portfolio and profits realized by BGFA and affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and services provided for other comparable funds/accounts managed by BGFA and its affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other benefits to BGFA and/or its affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
CHICAGO, IL
PERMIT NO. 6065

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not Insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

8-2007
120-6345 b.6-CH
Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of

1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 8/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 8/28/07

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/28/07